UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
iShares U.S. Intermediate Credit bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2023

Date of reporting period: 04/30/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock FundsSM

• iShares U.S. Intermediate Credit Bond Index Fund

• iShares U.S. Intermediate Government Bond Index Fund

• iShares U.S. Long Credit Bond Index Fund

• iShares U.S. Long Government Bond Index Fund

• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund

Investment Objective

iShares U.S. Intermediate Credit Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Credit Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2023, the Fund returned 6.30%. The Fund’s benchmark, the Bloomberg U.S. Intermediate Credit Bond Index, returned 6.28% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark indexes based on individual share-class expenses.

Describe the market environment.

Intermediate-term corporate bonds delivered solid returns in the reporting period. Yields, which are higher than they have been in recent years following an extended period of rising interest rates, made a meaningful contribution to returns. In addition, prices rose as investors began to look ahead to the point at which the Fed would stop raising interest rates. Although the Fed boosted short-term rates five times for a total of two percentage points in the reporting period, bringing its benchmark fed funds rate to a range of 5.0% to 5.25%, the combination of cooling inflation, slowing economic growth, and turmoil in the banking sector raised hopes that the Fed was largely finished with its current hiking cycle.

Corporate bonds were further boosted by the fact that economic growth, while slowing, held up much better than expected in the face of rising rates. Similarly, corporate bonds earnings declined year-over-year but did fall as much as investors were anticipating in late 2022. Together, these trends helped intermediate-term corporate bonds outperform both short-term corporate issues and intermediate-term Treasuries. However, they were unable to keep pace with the double-digit returns for long-term corporate bonds.

Describe recent portfolio activity.

The Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

The Portfolio remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Total Returns(a)(b)
	6-Month Total Returns	Since Inception(c)
Single Class	6.30%	1.53%
Bloomberg U.S. Intermediate Credit Bond Index(d)	6.28	1.43

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Intermediate Credit Bond Index, which, for the Fund, are considered bonds.

(c)	The Fund commenced operations on May 20, 2022.
(d)

An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities constrained by maturity.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023 (continued)	iShares U.S. Intermediate Credit Bond Index Fund

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,063.00	$ 0.00	$ 1,000.00	$ 1,024.79	$ 0.00	0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)(b)	Percent of Total Investments

Corporate Bonds	89.1%

Foreign Government and Agency Obligations	10.4
Other*	0.5
(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares U.S. Intermediate Government Bond Index Fund

Investment Objective

iShares U.S. Intermediate Government Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Government Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2023, the Fund returned 4.46%. The Fund’s benchmark, the Bloomberg U.S. Intermediate Government Bond Index, returned 4.32% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark indexes based on individual share-class expenses.

Describe the market environment.

The U.S. bond market delivered solid returns in the reporting period. Yields, which are higher than they have been in recent years following an extended period of rising interest rates, made a meaningful contribution to returns. In addition, prices rose as investors began to look ahead to the point at which the Fed would stop raising interest rates. Although the Fed boosted short-term rates five times for a total of two percentage points in the reporting period, bringing its benchmark fed funds rate to a range of 5.0% to 5.25%, the combination of cooling inflation, slowing economic growth, and turmoil in the banking sector raised hopes that the Fed was largely finished with its current hiking cycle.

In this environment, the yield on the 10-year issue fell from 4.10% to 3.44%, while the five-year yield moved from 4.27% to 3.51%. (Prices and yields move in opposite directions). Intermediate-term bonds, while lagging longer-term issues in the reporting period, outpaced short-term debt. The U.S. Treasury yield curve remained inverted, meaning that short-term rates exceeded longer-term rates. Typically, an inverted yield curve is a precursor to a recession.

The cash position did not have a material effect on performance.

Describe recent portfolio activity.

The Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

The Portfolio remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Total Returns(a)(b)
	6-Month Total Returns	Since Inception(c)
Single Class	4.46%	0.09%
Bloomberg U.S. Intermediate Government Bond Index(d)	4.32	(0.05)

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Intermediate Government Bond Index, which, for the Fund, are considered bonds issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

(c)	The Fund commenced operations on May 20, 2022.
(d)

An index that includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government owned or government sponsored entities, and debt explicitly guaranteed by the U.S. government) with a maturity greater than 1 year and less than 10 years.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023 (continued)	iShares U.S. Intermediate Government Bond Index Fund

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,044.60	$ 0.00	$ 1,000.00	$ 1,024.79	$ 0.00	0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)	Percent of Total Investments

U.S. Treasury Obligations	97.8%
U.S. Government Sponsored Agency Securities	2.2

(a)	Excludes short-term securities.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2023	iShares U.S. Long Credit Bond Index Fund

Investment Objective

iShares U.S. Long Credit Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Credit Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2023, the Fund returned 14.76%. The Fund’s benchmark, the Bloomberg U.S. Long Credit Bond Index, returned 14.61% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark indexes based on individual share-class expenses.

For the six-month period ended April 30, 2023, the Fund returned 14.76%. The Fund’s benchmark, the Bloomberg US Long Credit Index, returned 14.61% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark indexes based on individual share-class expenses.

Describe the market environment.

Long-term corporate bonds delivered solid returns in the reporting period. Yields, which are higher than they have been in recent years following an extended period of rising interest rates, made a meaningful contribution to returns. In addition, prices rose as investors began to look ahead to the point at which the Fed would stop raising interest rates. Although the Fed boosted short-term rates five times for a total of two percentage points in the reporting period, bringing its benchmark fed funds rate to a range of 5.0% to 5.25%, the combination of cooling inflation, slowing economic growth, and turmoil in the banking sector raised hopes that the Fed was largely finished with its current hiking cycle.

Corporate bonds were further boosted by the fact that economic growth, while slowing, held up much better than expected in the face of rising rates. Similarly, corporate bonds earnings declined year-over-year but did fall as much as investors were anticipating in late 2022. Together, these trends helped long-term corporate bonds outpace both intermediate- and short-term corporate issues, as well as longer-dated Treasuries.

The cash position did not have a material effect on performance.

Describe recent portfolio activity.

The Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

The Portfolio remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Total Returns(a)(b)
	6-Month Total Returns	Since Inception(c)
Single Class	14.76%	0.03%
Bloomberg U.S. Long Credit Bond Index(d)	14.61	0.05

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Long Credit Bond Index, which, for the Fund, are considered bonds.

(c)	The Fund commenced operations on May 20, 2022.
(d)

An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities constrained by maturity.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023 (continued)	iShares U.S. Long Credit Bond Index Fund

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,147.60	$ 0.00	$ 1,000.00	$ 1,024.79	$ 0.00	0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)(b)	Percent of Total Investments

Corporate Bonds	88.4%
Foreign Government and Agency Obligations	5.8
Municipal Bonds	5.7
Capital Trust	0.1
(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2023	iShares U.S. Long Government Bond Index Fund

Investment Objective

iShares U.S. Long Government Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Government Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2023, the Fund returned 12.50%. The Fund’s benchmark, the Bloomberg U.S. Long Government Bond Index, returned 12.30% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark indexes based on individual share-class expenses.

Describe the market environment.

The U.S. bond market delivered solid returns in the reporting period. Yields, which are higher than they have been in recent years following an extended period of rising interest rates, made a meaningful contribution to returns. In addition, prices rose as investors began to look ahead to the point at which the Fed would stop raising interest rates. Although the Fed boosted short-term rates five times for a total of two percentage points in the reporting period, bringing its benchmark fed funds rate to a range of 5.0% to 5.25%, the combination of cooling inflation, slowing economic growth, and turmoil in the banking sector raised hopes that the Fed was largely finished with its current hiking cycle.

In this environment, the yield on the 10-year issue fell from 4.10% to 3.44%, while the 30-year yield moved from 4.22% to 3.67%. (Prices and yields move in opposite directions). Intermediate-term bonds, while lagging longer-term issues in the reporting period, outpaced short-term debt. The U.S. Treasury yield curve remained inverted, meaning that short-term rates exceeded longer-term rates. Typically, an inverted yield curve is a precursor to a recession.

The cash position did not have a material effect on performance.

Describe recent portfolio activity.

The Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

The Portfolio remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Total Returns(a)(b)
	6-Month Total Returns	Since Inception(c)
Single Class	12.50%	(6.69)%
Bloomberg U.S. Long Government Bond Index(d)	12.30	(6.69)

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Long Government Bond Index, which, for the Fund, are considered bonds issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

(c)	The Fund commenced operations on May 20, 2022.
(d)

An index that includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and US agency debentures (securities issued by U.S. government owned or government sponsored entities, and debt explicitly guaranteed by the U.S. government) with a maturity greater than 10 years.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023 (continued)	iShares U.S. Long Government Bond Index Fund

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,125.00	$ 0.00	$ 1,000.00	$ 1,024.79	$ 0.00	0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)	Percent of Total Investments

U.S. Treasury Obligations	98.9%
U.S. Government Sponsored Agency Securities	1.1
(a)	Excludes short-term securities.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2023	iShares U.S. Securitized Bond Index Fund

Investment Objective

iShares U.S. Securitized Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2023, the Fund returned 6.61%. The Fund’s benchmark, the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index, returned 6.66% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark indexes based on individual share-class expenses.

Describe the market environment.

The U.S. bond market delivered solid returns in the reporting period. Yields, which are higher than they have been in recent years following an extended period of rising interest rates, made a meaningful contribution to returns. In addition, prices rose as investors began to look ahead to the point at which the Fed would stop raising interest rates. Although the Fed boosted short-term rates five times for a total of two percentage points in the reporting period, bringing its benchmark fed funds rate to a range of 5.0% to 5.25%, the combination of cooling inflation, slowing economic growth, and turmoil in the banking sector raised hopes that the Fed was largely finished with its current hiking cycle. These factors, together with economic growth that exceeded expectations, helped fuel positive returns for mortgage-backed securities, asset-backed securities, and mortgage-backed securities.

The cash position did not have a material effect on performance.

Describe recent portfolio activity.

The Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

The Portfolio remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Total Returns(a)(b)
	6-Month Total Returns	Since Inception(c)
Single Class	6.61%	(1.62)%
Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index(d)	6.66	(1.64)

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index, which, for the Fund, are considered bonds.

(c)	The Fund commenced operations on May 20, 2022.
(d)	An Index that measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,066.10	$ 0.00	$ 1,000.00	$ 1,024.79	$ 0.00	0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023 (continued)	iShares U.S. Securitized Bond Index Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)(b)	Percent of Total Investments

U.S. Government Sponsored Agency Securities	96.0%
Non-Agency Mortgage-Backed Securities	3.0
Asset-Backed Securities	1.0

(a)	Excludes short-term securities and TBA sales commitments.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (the “Manager”), each Fund’s investment adviser, and BlackRock Advisors, LLC (the “Administrator”), each Fund’s administrator, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s) each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Advertising Agencies — 0.1%
Omnicom Group, Inc.
2.45%, 04/30/30	$579	$498,698
4.20%, 06/01/30	350	337,926
2.60%, 08/01/31(a)	317	270,946
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24(a)	450	441,242
3.60%, 04/15/26	813	790,862

		2,339,674

Aerospace & Defense — 1.8%
3M Co.
2.00%, 02/14/25(a)	829	790,704
3.00%, 08/07/25	163	157,906
2.88%, 10/15/27(a)	620	582,635
3.38%, 03/01/29(a)	289	276,816
2.38%, 08/26/29(a)	816	730,374
Boeing Co.
4.88%, 05/01/25	1,659	1,657,141
2.75%, 02/01/26	829	785,744
2.20%, 02/04/26	3,073	2,856,622
3.10%, 05/01/26	829	785,865
2.70%, 02/01/27	550	510,267
2.80%, 03/01/27	129	118,988
5.04%, 05/01/27	759	762,635
3.25%, 02/01/28	400	372,705
3.20%, 03/01/29(a)	359	328,754
2.95%, 02/01/30(a)	470	417,184
5.15%, 05/01/30	2,489	2,508,154
3.63%, 02/01/31	509	465,779
6.13%, 02/15/33	200	212,606
Carlisle Cos., Inc., 2.75%, 03/01/30	311	268,038
Eaton Corp.
3.10%, 09/15/27	572	546,639
4.00%, 11/02/32	324	311,319
General Dynamics Corp.
3.25%, 04/01/25	413	402,569
3.50%, 05/15/25	829	813,488
1.15%, 06/01/26(a)	362	331,349
2.13%, 08/15/26	413	388,936
3.50%, 04/01/27	500	485,776
3.75%, 05/15/28	413	405,141
3.63%, 04/01/30	450	432,660
2.25%, 06/01/31	279	240,870
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	329	281,086
Illinois Tool Works, Inc., 2.65%, 11/15/26	389	371,743
L3Harris Technologies, Inc.
3.83%, 04/27/25(a)	413	403,730
4.40%, 06/15/28	1,163	1,152,951
2.90%, 12/15/29	579	516,389
1.80%, 01/15/31	762	619,156
Lockheed Martin Corp.
4.95%, 10/15/25	40	40,671
3.55%, 01/15/26	931	917,833
5.10%, 11/15/27	420	436,970
3.90%, 06/15/32(a)	272	264,158
5.25%, 01/15/33(a)	800	854,844
Northrop Grumman Corp.
2.93%, 01/15/25	829	804,047
3.20%, 02/01/27	400	384,660

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
3.25%, 01/15/28	$809	$770,364
4.40%, 05/01/30	829	827,768
4.70%, 03/15/33	500	503,199
Parker-Hannifin Corp.
3.65%, 06/15/24	800	788,073
4.25%, 09/15/27	450	444,461
3.25%, 06/14/29	359	334,709
4.50%, 09/15/29(a)	250	247,954
Raytheon Technologies Corp.
3.95%, 08/16/25	829	817,960
5.00%, 02/27/26	215	218,627
2.65%, 11/01/26	500	471,911
3.50%, 03/15/27	829	804,377
3.13%, 05/04/27	829	791,286
4.13%, 11/16/28	1,989	1,962,126
2.25%, 07/01/30	419	362,139
1.90%, 09/01/31	829	678,965
2.38%, 03/15/32(a)	405	341,606
5.15%, 02/27/33	820	852,228
Teledyne Technologies, Inc., 2.75%, 04/01/31(a)	829	704,469
Textron, Inc.
3.00%, 06/01/30	829	741,471
2.45%, 03/15/31(a)	177	150,155

		38,809,750

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	829	811,748

Automobile Components — 0.1%
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25	300	286,173
3.25%, 03/01/32(a)	488	426,402
BorgWarner, Inc., 2.65%, 07/01/27	749	694,559
Lear Corp.
4.25%, 05/15/29	129	123,289
2.60%, 01/15/32(a)	329	260,997
Magna International, Inc.
3.63%, 06/15/24	300	294,898
2.45%, 06/15/30	55	47,432
5.50%, 03/21/33	100	103,674

		2,237,424

Automobiles — 1.9%
Advance Auto Parts, Inc., 3.50%, 03/15/32(a)	205	176,795
American Honda Finance Corp.
2.40%, 06/27/24	829	805,612
0.75%, 08/09/24	26	24,668
2.15%, 09/10/24	829	800,961
1.50%, 01/13/25	413	392,215
4.60%, 04/17/25	340	339,698
1.20%, 07/08/25	450	418,570
1.00%, 09/10/25	450	414,393
4.75%, 01/12/26	60	60,597
1.30%, 09/09/26	329	297,291
2.35%, 01/08/27	413	385,404
4.70%, 01/12/28	100	101,485
2.00%, 03/24/28	447	401,609
2.25%, 01/12/29	413	367,683
4.60%, 04/17/30	320	321,125
AutoNation, Inc.
1.95%, 08/01/28	136	113,199

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
AutoNation, Inc. (continued)
4.75%, 06/01/30	$179	$168,285
2.40%, 08/01/31	362	279,490
3.85%, 03/01/32(a)	150	126,813
AutoZone, Inc., 4.75%, 08/01/32	300	298,489
Cummins, Inc.
0.75%, 09/01/25	413	377,984
1.50%, 09/01/30	350	289,759
General Motors Co.
4.00%, 04/01/25	209	204,126
6.13%, 10/01/25	1,106	1,125,705
4.20%, 10/01/27(a)	829	795,452
6.80%, 10/01/27	496	524,244
5.40%, 10/15/29(a)	65	64,262
5.60%, 10/15/32(a)	650	636,809
General Motors Financial Co., Inc.
1.20%, 10/15/24	500	470,130
4.00%, 01/15/25	163	159,327
2.90%, 02/26/25	546	522,581
3.80%, 04/07/25(a)	700	680,010
4.35%, 04/09/25	600	587,394
2.75%, 06/20/25	811	769,274
4.30%, 07/13/25	829	808,449
6.05%, 10/10/25	500	505,386
5.25%, 03/01/26	476	475,671
5.40%, 04/06/26	260	260,138
1.50%, 06/10/26	829	741,815
4.35%, 01/17/27	413	399,665
2.35%, 02/26/27	829	745,638
5.00%, 04/09/27	800	791,241
2.70%, 08/20/27	829	742,640
6.00%, 01/09/28	300	306,209
2.40%, 04/10/28	416	363,499
2.40%, 10/15/28	802	688,393
5.65%, 01/17/29	163	163,346
4.30%, 04/06/29	650	605,781
5.85%, 04/06/30	165	164,918
3.60%, 06/21/30	457	400,494
2.70%, 06/10/31	588	471,781
3.10%, 01/12/32	350	285,897
6.40%, 01/09/33(a)	300	308,470
Genuine Parts Co., 1.88%, 11/01/30	200	160,353
Honda Motor Co. Ltd.
2.27%, 03/10/25	600	575,356
2.53%, 03/10/27	450	422,709
2.97%, 03/10/32(a)	637	575,616
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	996	1,268,659
PACCAR Financial Corp.
3.15%, 06/13/24	120	117,933
0.50%, 08/09/24	333	315,286
3.55%, 08/11/25	200	195,858
4.95%, 10/03/25	235	237,399
4.45%, 03/30/26	395	396,790
1.10%, 05/11/26	530	482,122
2.00%, 02/04/27	225	206,897
4.60%, 01/10/28	200	203,016
Toyota Motor Corp.
2.36%, 07/02/24	413	401,749
1.34%, 03/25/26	413	380,230

Security	Par (000)	Value

Automobiles (continued)
Toyota Motor Corp. (continued)
2.76%, 07/02/29	$120	$110,223
2.36%, 03/25/31	413	360,905
Toyota Motor Credit Corp.
0.50%, 06/18/24	829	790,108
0.63%, 09/13/24	745	705,518
4.40%, 09/20/24	500	498,572
2.00%, 10/07/24	189	182,025
4.80%, 01/10/25	750	752,570
1.45%, 01/13/25	829	786,838
1.80%, 02/13/25	600	573,042
3.00%, 04/01/25	500	485,747
3.95%, 06/30/25	565	558,915
3.65%, 08/18/25	450	442,264
0.80%, 10/16/25	900	825,082
0.80%, 01/09/26	450	410,090
1.13%, 06/18/26	390	353,783
1.90%, 01/13/27	829	761,863
3.05%, 03/22/27	829	791,781
4.55%, 09/20/27	500	505,470
5.45%, 11/10/27	450	470,899
4.63%, 01/12/28	600	610,495
1.90%, 04/06/28	311	278,198
3.65%, 01/08/29(a)	179	174,557
4.45%, 06/29/29	200	203,105
2.15%, 02/13/30	413	363,047
3.38%, 04/01/30	829	782,055
1.90%, 09/12/31	579	479,231

		41,927,226

Banks — 8.2%
African Development Bank, 4.38%, 03/14/28(a)	2,000	2,061,623
Asian Development Bank, 3.75%, 04/25/28	1,500	1,506,535
Asian Infrastructure Investment Bank, 3.38%, 06/29/25	1,500	1,472,295
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	450	438,695
5.09%, 12/08/25	750	756,533
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	600	546,435
(1-year CMT + 2.30%), 5.86%, 09/14/26(b)	400	398,761
(1-year CMT + 2.70%), 6.14%, 09/14/28(b)	400	408,762
Bank of America Corp.
(1-day SOFR + 1.29%), 5.08%, 01/20/27(b)	1,000	998,093
(1-day SOFR + 1.91%), 5.53%, 04/25/34	1,580	1,590,564
Bank of Montreal
2.50%, 06/28/24(a)	829	802,793
0.63%, 07/09/24	829	785,801
5.20%, 12/12/24	400	399,961
1.50%, 01/10/25	700	659,307
1.85%, 05/01/25	1,000	941,670
3.70%, 06/07/25	700	681,531
1.25%, 09/15/26	459	408,906
2.65%, 03/08/27	637	591,476
4.70%, 09/14/27	700	698,992
5.20%, 02/01/28	400	406,597
(1-day SOFR + 0.60%), 0.95%, 01/22/27(b)	500	448,863
(5-year CMT + 1.40%), 3.09%, 01/10/37(b)	659	529,796
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	413	373,583
Series H, 4.25%, 09/14/24	600	592,175

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon, (1-day SOFR + 0.80%),
5.22%, 11/21/25(b)	$250	$250,391
Bank of Nova Scotia
4.75%, 02/02/26	600	598,729
4.85%, 02/01/30	600	599,124
BPCE SA, 3.38%, 12/02/26	400	376,347
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	829	782,131
2.25%, 01/28/25	500	477,019
3.30%, 04/07/25	1,000	966,238
5.14%, 04/28/25	300	300,151
3.95%, 08/04/25	700	684,229
0.95%, 10/23/25	596	542,791
1.25%, 06/22/26	259	232,655
3.45%, 04/07/27	500	477,327
5.00%, 04/28/28	300	301,332
3.60%, 04/07/32	400	368,868
Citizens Bank NA/Providence RI
2.25%, 04/28/25	550	502,630
3.75%, 02/18/26	400	368,252
(1-day SOFR + 1.45%), 6.06%, 10/24/25(b)	500	483,828
(1-day SOFR + 2.00%), 4.58%, 08/09/28(a)(b)	350	324,496
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	170,126
2.50%, 02/06/30	279	223,824
2.64%, 09/30/32(a)	300	223,365
(5-year CMT + 2.75%), 5.64%, 05/21/37(b)	200	184,489
Comerica, Inc., 4.00%, 02/01/29(a)	829	708,979
Commonwealth Bank of Australia
5.08%, 01/10/25	750	755,023
5.32%, 03/13/26	650	663,083
Cooperatieve Rabobank UA
1.38%, 01/10/25	261	246,299
5.00%, 01/13/25	500	501,492
3.38%, 05/21/25	500	483,306
4.38%, 08/04/25	600	579,735
3.75%, 07/21/26	1,037	976,042
Council Of Europe Development Bank, 3.00%,
06/16/25	800	780,944
Credit Suisse AG
3.63%, 09/09/24	1,000	952,220
2.95%, 04/09/25	261	242,992
7.50%, 02/15/28	500	532,500
Credit Suisse AG/New York
3.70%, 02/21/25	250	236,800
5.00%, 07/09/27	1,000	964,076
Discover Bank
2.45%, 09/12/24	300	285,173
3.45%, 07/27/26	400	370,961
4.65%, 09/13/28	350	334,658
2.70%, 02/06/30	300	246,214
European Bank for Reconstruction and Development, 4.38%, 03/09/28	1,100	1,135,842
Fifth Third Bancorp
2.55%, 05/05/27	259	230,268
(1-day SOFR + 0.69%), 1.71%, 11/01/27(b)	829	719,184
(1-day SOFR + 1.36%), 4.06%, 04/25/28(a)(b)	279	264,022
(1-day SOFR + 1.66%), 4.34%, 04/25/33(a)(b)	279	251,747
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b) .	400	380,666
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b) .	200	206,406

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA
3.95%, 07/28/25(a)	$600	$576,954
3.85%, 03/15/26	300	282,563
(1-day SOFR + 1.23%), 5.85%, 10/27/25(b)	400	397,442
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	224,078
HSBC USA, Inc., 5.63%, 03/17/25	290	292,227
Huntington Bancshares, Inc.
2.63%, 08/06/24	642	610,183
4.00%, 05/15/25	829	791,146
2.55%, 02/04/30	660	538,541
(1-day SOFR + 2.05%), 5.02%, 05/17/33(b)	200	185,661
Huntington National Bank
5.65%, 01/10/30	400	398,544
(1-day SOFR + 1.22%), 5.70%, 11/18/25(b)	450	439,382
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(b) .	750	716,906
ING Groep NV
3.95%, 03/29/27	1,000	960,409
4.55%, 10/02/28	478	468,235
4.05%, 04/09/29	478	456,868
(1-day SOFR + 1.01%), 1.73%, 04/01/27(b)	700	630,565
(1-day SOFR + 1.64%), 3.87%, 03/28/26(b)	800	774,619
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	1,489	1,422,130
(1-day SOFR + 2.07%), 4.25%, 03/28/33(b)	400	369,727
Inter-American Development Bank, 3.50%, 04/12/33 .	1,100	1,084,552
International Bank for Reconstruction &
Development
3.50%, 07/12/28	2,500	2,485,047
3.88%, 02/14/30(a)	4,000	4,055,151
KeyBank NA
4.15%, 08/08/25	800	765,940
3.40%, 05/20/26	450	411,100
6.95%, 02/01/28	550	559,802
3.90%, 04/13/29	261	224,288
4.90%, 08/08/32	300	267,641
KeyBank NA/Cleveland OH
4.70%, 01/26/26(a)	350	337,903
5.85%, 11/15/27(a)	500	499,322
5.00%, 01/26/33	700	650,743
KeyCorp.
2.25%, 04/06/27(a)	163	142,135
2.55%, 10/01/29	413	336,347
(1-day SOFR + 1.25%), 3.88%, 05/23/25(b)	120	115,956
Kreditanstalt fuer Wiederaufbau, 3.75%, 02/15/28	1,650	1,658,587
M&T Bank Corp.(b)
(1-day SOFR + 1.85%), 5.05%, 01/27/34	300	281,607
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	425,745
Manufacturers & Traders Trust Co.
2.90%, 02/06/25	300	283,635
5.40%, 11/21/25(a)	300	293,022
4.65%, 01/27/26	300	290,566
4.70%, 01/27/28	700	664,011
Mitsubishi UFJ Financial Group, Inc.
(1-year CMT + 1.70%), 5.24%, 04/19/29	335	337,477
(1-year CMT + 1.97%), 5.41%, 04/19/34	200	201,995
Morgan Stanley Bank NA, 4.75%, 04/21/26	280	281,392
National Australia Bank Ltd.
5.13%, 11/22/24	400	402,360
3.50%, 06/09/25	300	292,292
4.97%, 01/12/26	750	759,162
3.38%, 01/14/26	500	486,242

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
National Australia Bank Ltd. (continued)
2.50%, 07/12/26	$597	$562,666
3.91%, 06/09/27	500	488,927
4.94%, 01/12/28	700	714,213
National Bank of Canada
5.25%, 01/17/25	500	497,236
(1-day SOFR + 1.01%), 3.75%, 06/09/25(b)	600	588,588
PNC Bank NA
2.50%, 08/27/24	261	251,113
2.95%, 02/23/25	500	479,239
3.88%, 04/10/25	500	483,775
3.25%, 06/01/25	500	478,186
3.10%, 10/25/27	800	749,763
4.05%, 07/26/28	900	855,948
PNC Financial Services Group, Inc.
2.20%, 11/01/24	225	214,732
2.60%, 07/23/26	500	467,836
1.15%, 08/13/26	829	735,108
3.45%, 04/23/29	559	516,826
2.55%, 01/22/30	829	710,357
(1-day SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	829	682,304
(1-day SOFR + 1.09%), 4.76%, 01/26/27(b)	370	365,773
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	675	679,387
(1-day SOFR + 1.93%), 5.07%, 01/24/34(a)(b)	325	319,942
(1-day SOFR Index + 1.09%), 5.67%, 10/28/25(b)	400	400,586
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(b)	450	416,462
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(b)	700	732,877
Regions Financial Corp.
2.25%, 05/18/25	259	241,331
1.80%, 08/12/28	209	173,811
Royal Bank of Canada
2.55%, 07/16/24	829	804,501
0.65%, 07/29/24	309	292,670
0.75%, 10/07/24	374	351,532
5.66%, 10/25/24	1,000	1,010,247
2.25%, 11/01/24	1,243	1,192,495
3.38%, 04/14/25	231	224,582
4.95%, 04/25/25	300	300,191
1.15%, 06/10/25	800	742,344
4.88%, 01/12/26	300	301,624
0.88%, 01/20/26	1,659	1,500,318
4.65%, 01/27/26(a)	579	573,153
1.20%, 04/27/26	619	563,424
1.15%, 07/14/26	829	746,342
1.40%, 11/02/26	324	288,391
2.05%, 01/21/27	413	377,614
3.63%, 05/04/27	231	222,395
4.24%, 08/03/27	650	636,325
6.00%, 11/01/27	1,100	1,156,017
4.90%, 01/12/28	300	302,004
2.30%, 11/03/31	800	660,929
3.88%, 05/04/32	700	655,393
5.00%, 02/01/33	550	553,739
5.00%, 05/02/33	300	300,100
Santander Holdings USA, Inc.
3.45%, 06/02/25	500	473,993
4.50%, 07/17/25	1,000	974,016
3.24%, 10/05/26	359	330,769
4.40%, 07/13/27	500	476,351
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)	675	591,960
(1-day SOFR + 2.33%), 5.81%, 09/09/26(b)	300	297,438

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA, Inc. (continued)
(1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	$300	$301,552
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 0.99%), 1.67%, 06/14/27	1,179	1,032,027
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	578,330
(1-day SOFR + 1.48%), 2.90%, 03/15/32	250	205,085
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	822,066
(1-day SOFR + 2.75%), 6.83%, 11/21/26	600	610,653
(1-year CMT + 1.25%), 1.53%, 08/21/26	478	429,588
(3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28	400	368,474
Synchrony Bank
5.40%, 08/22/25	500	476,817
5.63%, 08/23/27	500	475,467
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	235,103
Toronto-Dominion Bank
2.65%, 06/12/24	413	401,390
0.70%, 09/10/24	911	857,342
1.25%, 12/13/24	829	781,640
1.45%, 01/10/25(a)	413	389,870
3.77%, 06/06/25	400	390,646
0.75%, 09/11/25	550	498,303
0.75%, 01/06/26	1,493	1,341,448
1.20%, 06/03/26	493	439,933
1.25%, 09/10/26	911	811,566
1.95%, 01/12/27	413	373,964
2.80%, 03/10/27	637	591,312
4.11%, 06/08/27	400	389,263
4.69%, 09/15/27	800	796,021
5.16%, 01/10/28	750	758,595
2.00%, 09/10/31	911	738,170
2.45%, 01/12/32	413	342,038
3.20%, 03/10/32	637	565,099
4.46%, 06/08/32	1,010	974,346
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(b)	413	390,318
Truist Bank
2.15%, 12/06/24	261	247,012
1.50%, 03/10/25	600	557,160
3.63%, 09/16/25	600	567,648
2.25%, 03/11/30	261	214,091
(5-year CMT + 1.15%), 2.64%, 09/17/29(b)	261	244,605
Truist Financial Corp.
2.50%, 08/01/24	1,659	1,595,075
2.85%, 10/26/24	413	397,450
4.00%, 05/01/25	1,000	969,240
1.13%, 08/03/27	745	633,929
1.95%, 06/05/30	659	530,552
(1-day SOFR + 0.61%), 1.27%, 03/02/27(b)	600	531,779
(1-day SOFR + 0.86%), 1.89%, 06/07/29(a)(b)	829	701,781
(1-day SOFR + 1.37%), 4.12%, 06/06/28(b)	255	242,964
(1-day SOFR + 1.44%), 4.87%, 01/26/29(b)	300	293,658
(1-day SOFR + 1.46%), 4.26%, 07/28/26(b)	2,000	1,936,477
(1-day SOFR + 1.63%), 5.90%, 10/28/26(b)	400	401,802
(1-day SOFR + 1.85%), 5.12%, 01/26/34(b)	415	402,386
(1-day SOFR + 2.24%), 4.92%, 07/28/33(b)	400	374,500
(1-day SOFR + 2.30%), 6.12%, 10/28/33(b)	500	519,974
U.S. Bancorp
2.40%, 07/30/24	829	800,428
1.45%, 05/12/25	1,300	1,206,457
3.10%, 04/27/26	800	750,121
3.90%, 04/26/28	1,659	1,596,768
1.38%, 07/22/30(a)	509	398,014

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp (continued)
(1-day SOFR + 0.73%), 2.22%, 01/27/28(b)	$413	$371,223
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)	413	337,921
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)	550	535,184
(1-day SOFR + 1.43%), 5.73%, 10/21/26(b)	600	604,181
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)	1,300	1,244,962
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	1,160	1,127,736
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	700	720,575
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	175	163,746
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	579	443,050
Series V, 2.38%, 07/22/26	413	383,459
Series X, 3.15%, 04/27/27	520	489,413
U.S. Bank NA
2.05%, 01/21/25	650	615,539
2.80%, 01/27/25	650	623,550
Wells Fargo & Co.
3.30%, 09/09/24	620	606,346
3.00%, 02/19/25	1,038	1,004,284
3.55%, 09/29/25	829	806,166
3.00%, 04/22/26(a)	1,450	1,380,799
4.10%, 06/03/26	925	901,493
3.00%, 10/23/26	1,450	1,364,575
4.30%, 07/22/27	1,243	1,216,177
4.15%, 01/24/29	829	797,997
(1-day SOFR + 0.51%), 0.81%, 05/19/25(b)	558	530,875
(1-day SOFR + 1.26%), 2.57%, 02/11/31(b)	1,243	1,061,581
(1-day SOFR + 1.32%), 3.91%, 04/25/26(b)	1,331	1,297,882
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)	2,363	2,062,567
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	1,777	1,679,157
(1-day SOFR + 1.56%), 4.54%, 08/15/26(b)	1,000	985,036
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	1,545	1,531,152
(1-day SOFR + 2.00%), 2.19%, 04/30/26(b)	1,189	1,120,081
(1-day SOFR + 2.02%), 5.39%, 04/24/34	785	798,555
(1-day SOFR + 2.10%), 2.39%, 06/02/28(b)	1,945	1,753,564
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	2,530	2,475,911
(1-day SOFR + 4.03%), 4.48%, 04/04/31(b)	959	923,180
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	1,659	1,452,005
(3-mo. LIBOR US + 0.75%), 2.16%, 02/11/26(b)	1,243	1,173,420
(3-mo. LIBOR US + 0.83%), 2.41%, 10/30/25(b)	1,229	1,175,860
(3-mo. LIBOR US + 1.17%), 3.20%, 06/17/27(b)	1,106	1,044,098
(3-mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)	1,243	1,176,245
Westpac Banking Corp.
5.35%, 10/18/24	700	706,138
1.02%, 11/18/24	416	393,018
2.35%, 02/19/25(a)	413	396,248
2.85%, 05/13/26	413	392,763
1.15%, 06/03/26	829	747,271
2.70%, 08/19/26	300	283,361
3.35%, 03/08/27	700	672,812
4.04%, 08/26/27	600	593,042
5.46%, 11/18/27	800	830,597
3.40%, 01/25/28(a)	413	394,657
1.95%, 11/20/28	829	727,905
2.65%, 01/16/30	657	588,735
2.15%, 06/03/31	360	307,171
(1-year CMT + 2.68%), 5.41%, 08/10/33(b)	550	531,257
(5-year CMT + 1.35%), 2.89%, 02/04/30(b)	1,036	971,646
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	374	294,935
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	413	324,064

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp. (continued)
(5-year CMT + 2.00%), 4.11%, 07/24/34(b)	$700	$628,682
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	620	587,096
Zions Bancorp NA, 3.25%, 10/29/29	261	192,683

		181,848,687

Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc., 3.65%, 02/01/26	1,866	1,834,231
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28(a)	1,679	1,663,594
4.75%, 01/23/29	2,853	2,917,607
3.50%, 06/01/30	703	669,351
4.90%, 01/23/31(a)	500	521,391
Brown-Forman Corp., 4.75%, 04/15/33(a)	200	204,221
Coca-Cola Co.
1.75%, 09/06/24	339	328,536
3.38%, 03/25/27(a)	400	393,034
2.90%, 05/25/27	163	156,154
1.45%, 06/01/27	1,000	909,417
1.50%, 03/05/28	829	743,191
1.00%, 03/15/28	500	436,711
2.13%, 09/06/29	829	743,856
3.45%, 03/25/30	413	397,362
1.65%, 06/01/30	600	509,345
2.00%, 03/05/31	312	268,169
1.38%, 03/15/31	500	409,948
2.25%, 01/05/32	709	619,204
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	655	586,143
1.85%, 09/01/32	482	381,774
Constellation Brands, Inc.
3.60%, 05/09/24	279	274,415
4.75%, 12/01/25	129	129,388
5.00%, 02/02/26	150	149,509
3.70%, 12/06/26	620	602,350
3.50%, 05/09/27(a)	179	173,230
3.60%, 02/15/28	350	335,235
3.15%, 08/01/29	829	761,950
2.88%, 05/01/30(a)	229	202,966
2.25%, 08/01/31	334	277,262
4.75%, 05/09/32(a)	330	328,920
4.90%, 05/01/33	340	341,131
Diageo Capital PLC
5.20%, 10/24/25	200	203,008
3.88%, 05/18/28(a)	478	473,481
2.38%, 10/24/29	216	191,859
2.00%, 04/29/30	478	412,061
2.13%, 04/29/32	478	399,766
5.50%, 01/24/33	500	544,879
Keurig Dr. Pepper, Inc.
4.60%, 05/25/28	450	452,365
3.95%, 04/15/29(a)	300	289,735
3.20%, 05/01/30	413	377,412
2.25%, 03/15/31	413	347,930
4.05%, 04/15/32(a)	329	312,531
Molson Coors Beverage Co., 3.00%, 07/15/26	695	659,737
PepsiCo, Inc.
2.25%, 03/19/25	540	520,644
2.75%, 04/30/25	829	804,648

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo, Inc. (continued)
3.50%, 07/17/25(a)	$163	$160,440
4.55%, 02/13/26(a)	200	202,884
2.85%, 02/24/26	413	399,996
2.38%, 10/06/26	829	785,805
3.00%, 10/15/27	413	396,896
3.60%, 02/18/28	95	93,629
4.45%, 05/15/28(a)	200	204,923
2.63%, 07/29/29	829	761,743
2.75%, 03/19/30	509	467,074
1.63%, 05/01/30	496	422,014
1.40%, 02/25/31	244	201,216
1.95%, 10/21/31	816	693,717
3.90%, 07/18/32	585	576,010
4.45%, 02/15/33(a)	200	205,279

		29,831,277

Biotechnology — 1.1%
Amgen, Inc.
3.63%, 05/22/24	163	160,715
5.25%, 03/02/25	1,420	1,432,290
3.13%, 05/01/25	620	602,400
5.51%, 03/02/26	850	853,327
2.60%, 08/19/26	591	556,071
2.20%, 02/21/27	650	601,349
3.20%, 11/02/27	359	342,483
5.15%, 03/02/28	2,085	2,134,023
1.65%, 08/15/28	800	697,412
3.00%, 02/22/29	300	278,487
4.05%, 08/18/29(a)	600	582,799
2.45%, 02/21/30	550	481,131
5.25%, 03/02/30	1,470	1,509,757
2.30%, 02/25/31(a)	550	465,977
2.00%, 01/15/32(a)	460	372,780
3.35%, 02/22/32	342	309,664
4.20%, 03/01/33	600	575,720
5.25%, 03/02/33	2,370	2,438,489
Baxalta, Inc., 4.00%, 06/23/25	308	302,508
Biogen, Inc.
4.05%, 09/15/25	492	482,409
2.25%, 05/01/30	657	559,066
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	313	282,150
Gilead Sciences, Inc.
3.50%, 02/01/25	970	952,410
3.65%, 03/01/26	1,898	1,856,129
2.95%, 03/01/27	863	825,661
1.20%, 10/01/27	293	256,968
1.65%, 10/01/30	877	725,245
Illumina, Inc.
5.80%, 12/12/25	200	203,246
5.75%, 12/13/27	200	205,466
2.55%, 03/23/31	195	163,597
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	547,331
Royalty Pharma PLC
1.20%, 09/02/25	829	755,898
1.75%, 09/02/27	343	300,712

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC (continued)
2.20%, 09/02/30	$359	$294,274
2.15%, 09/02/31	286	228,199

		23,336,143

Broadline Retail — 1.1%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	1,432	1,397,274
3.40%, 12/06/27	1,628	1,534,675
2.13%, 02/09/31	600	495,732
Amazon.com, Inc.
0.45%, 05/12/24	1,440	1,377,269
2.80%, 08/22/24	2,443	2,390,865
4.70%, 11/29/24	500	502,316
3.80%, 12/05/24	800	792,842
3.00%, 04/13/25	1,500	1,467,179
4.60%, 12/01/25	500	505,184
1.00%, 05/12/26	1,409	1,285,653
3.30%, 04/13/27	1,210	1,176,176
1.20%, 06/03/27	509	455,912
3.15%, 08/22/27	2,231	2,149,358
4.55%, 12/01/27	500	509,101
1.65%, 05/12/28	1,409	1,254,134
3.45%, 04/13/29	552	533,439
4.65%, 12/01/29	500	511,862
1.50%, 06/03/30	839	701,297
2.10%, 05/12/31	1,159	995,259
3.60%, 04/13/32	1,726	1,641,097
4.70%, 12/01/32	1,450	1,491,218
O’Reilly Automotive, Inc.
4.35%, 06/01/28	179	178,038
3.90%, 06/01/29	179	172,979
1.75%, 03/15/31	362	293,578
4.70%, 06/15/32(a)	400	397,789
TJX Cos., Inc., 2.25%, 09/15/26	343	323,458
Tractor Supply Co., 1.75%, 11/01/30	201	161,277

		24,694,961

Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25	476	453,892
2.49%, 02/15/27	142	131,499
2.72%, 02/15/30	723	633,044
2.70%, 02/15/31	350	300,668
Eagle Materials, Inc., 2.50%, 07/01/31	313	255,071
Fortune Brands Innovations, Inc.
4.00%, 06/15/25	179	175,826
3.25%, 09/15/29	413	370,159
4.00%, 03/25/32	413	371,497
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.75%, 09/15/30(a)	325	269,656
2.00%, 09/16/31	579	476,118
4.90%, 12/01/32	185	188,820
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	156,832
2.40%, 07/15/31	457	380,311
Series CB, 2.50%, 03/15/30	179	153,466

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
1.50%, 02/15/28	$300	$259,755
2.00%, 10/01/30	109	87,761
2.00%, 02/15/31	413	332,345
Mohawk Industries, Inc., 3.63%, 05/15/30(a)	225	205,344
Owens Corning
4.20%, 12/01/24	163	160,912
3.88%, 06/01/30	225	211,289
Trane Technologies Financing Ltd., 5.25%, 03/03/33(a)	400	415,541
Vulcan Materials Co.
3.90%, 04/01/27	129	126,479
3.50%, 06/01/30	400	367,118

		6,483,403

Building Products — 0.7%
Allegion PLC, 3.50%, 10/01/29	413	377,671
Home Depot, Inc.
2.70%, 04/15/25	159	154,637
3.35%, 09/15/25	993	973,877
3.00%, 04/01/26	550	534,962
2.13%, 09/15/26	413	388,128
2.50%, 04/15/27	660	625,104
2.88%, 04/15/27(a)	231	221,297
2.80%, 09/14/27(a)	413	392,264
0.90%, 03/15/28	558	482,534
1.50%, 09/15/28	413	362,790
3.90%, 12/06/28	362	359,111
2.95%, 06/15/29	488	455,998
2.70%, 04/15/30	725	660,749
1.38%, 03/15/31	475	385,027
1.88%, 09/15/31	413	343,610
3.25%, 04/15/32	734	677,443
4.50%, 09/15/32(a)	600	608,522
Lowe’s Cos., Inc.
4.00%, 04/15/25	829	818,478
3.38%, 09/15/25	413	401,347
4.80%, 04/01/26	170	171,220
2.50%, 04/15/26	791	751,512
3.35%, 04/01/27(a)	350	337,366
3.10%, 05/03/27	1,000	953,460
1.30%, 04/15/28	699	604,775
1.70%, 09/15/28	458	400,235
3.65%, 04/05/29	1,013	966,146
4.50%, 04/15/30	829	820,503
1.70%, 10/15/30	371	302,780
2.63%, 04/01/31	829	713,581
3.75%, 04/01/32(a)	617	572,450

		15,817,577

Capital Markets — 3.9%
Ameriprise Financial, Inc.
3.70%, 10/15/24	179	175,529
2.88%, 09/15/26	413	391,786
4.50%, 05/13/32	313	303,760
5.15%, 05/15/33	210	211,618
Ares Capital Corp.
4.20%, 06/10/24	413	402,528
4.25%, 03/01/25	250	239,066
3.25%, 07/15/25(a)	724	670,874
3.88%, 01/15/26	829	772,712

Security	Par (000)	Value

Capital Markets (continued)
Ares Capital Corp. (continued)
2.15%, 07/15/26	$450	$392,946
2.88%, 06/15/27	179	156,310
2.88%, 06/15/28	402	337,777
3.20%, 11/15/31	413	320,004
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	130	112,063
Bank of New York Mellon Corp. 2.10%, 10/24/24	1,563	1,500,285
1.60%, 04/24/25	509	478,804
3.35%, 04/25/25	572	554,680
1.05%, 10/15/26	829	734,246
2.05%, 01/26/27(a)	829	754,407
3.25%, 05/16/27	620	591,756
3.85%, 04/28/28	343	333,914
1.65%, 07/14/28(a)	225	196,811
3.85%, 04/26/29	572	547,135
3.30%, 08/23/29	829	770,682
1.80%, 07/28/31(a)	829	662,662
2.50%, 01/26/32(a)	413	346,070
(1-day SOFR + 0.57%), 3.43%, 06/13/25(b)	100	97,915
(1-day SOFR + 1.03%), 4.95%, 04/26/27(b)	440	443,178
(1-day SOFR + 1.15%), 3.99%, 06/13/28(a)(b)	100	97,393
(1-day SOFR + 1.17%), 4.54%, 02/01/29(a)(b)	300	298,169
(1-day SOFR + 1.35%), 4.41%, 07/24/26(b)	1,155	1,141,169
(1-day SOFR + 1.42%), 4.29%, 06/13/33(a)(b)	100	95,819
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	300	298,073
(1-day SOFR + 1.61%), 4.97%, 04/26/34	440	443,424
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(a)(b)	40	41,863
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	770	823,975
(3-mo. LIBOR US + 1.07%), 3.44%, 02/07/28(b)	409	391,697
Series G, 3.00%, 02/24/25	27	26,112
Series J, 0.85%, 10/25/24(a)	829	778,845
Blackstone Private Credit Fund
2.35%, 11/22/24	200	186,522
2.70%, 01/15/25	130	121,291
4.70%, 03/24/25	413	398,375
2.63%, 12/15/26	225	191,601
3.25%, 03/15/27	394	339,521
4.00%, 01/15/29	243	205,057
Blackstone Secured Lending Fund
2.75%, 09/16/26	300	262,508
2.85%, 09/30/28	240	197,728
Brookfield Corp., 4.00%, 01/15/25	166	162,324
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	325,241
Brookfield Finance, Inc.
4.25%, 06/02/26	179	174,437
3.90%, 01/25/28	869	819,093
4.85%, 03/29/29	400	393,460
4.35%, 04/15/30	413	391,278
2.72%, 04/15/31	193	162,044
Charles Schwab Corp.
3.63%, 04/01/25	179	173,138
3.85%, 05/21/25	829	803,843
0.90%, 03/11/26	501	443,611
1.15%, 05/13/26	409	362,105
2.45%, 03/03/27	1,243	1,126,631
3.20%, 01/25/28	829	767,834

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Charles Schwab Corp. (continued)
2.00%, 03/20/28	$660	$576,093
3.25%, 05/22/29(a)	130	118,128
2.75%, 10/01/29	179	154,717
4.63%, 03/22/30	179	175,669
1.65%, 03/11/31	413	321,324
2.30%, 05/13/31(a)	829	677,422
2.90%, 03/03/32	660	557,976
CI Financial Corp., 3.20%, 12/17/30	496	368,170
Credit Suisse AG, 7.95%, 01/09/25	500	508,880
Credit Suisse USA, Inc., 7.13%, 07/15/32(a)	300	331,915
European Investment Bank, 3.88%, 03/15/28(a)	2,000	2,021,340
Franklin Resources, Inc., 1.60%, 10/30/30(a)	400	318,777
FS KKR Capital Corp.
4.63%, 07/15/24	413	401,573
1.65%, 10/12/24	413	382,358
4.13%, 02/01/25	26	24,650
3.40%, 01/15/26	179	163,238
2.63%, 01/15/27	329	281,129
3.25%, 07/15/27	413	356,447
3.13%, 10/12/28(a)	213	176,980
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	450	369,004
Golub Capital BDC, Inc.
2.50%, 08/24/26	130	112,406
2.05%, 02/15/27	145	120,324
Jefferies Financial Group, Inc.
4.85%, 01/15/27	829	814,470
4.15%, 01/23/30	329	305,167
2.63%, 10/15/31	329	265,107
2.75%, 10/15/32	459	363,969
Kreditanstalt fuer Wiederaufbau
1.38%, 08/05/24	2,489	2,393,078
0.50%, 09/20/24	2,000	1,893,987
2.50%, 11/20/24	1,659	1,612,149
2.00%, 05/02/25	1,659	1,589,411
3.13%, 06/10/25	3,000	2,936,769
0.38%, 07/18/25	3,319	3,067,202
0.63%, 01/22/26	1,659	1,521,646
3.00%, 05/20/27	2,000	1,948,875
2.88%, 04/03/28	1,150	1,110,852
1.75%, 09/14/29	1,243	1,117,538
0.75%, 09/30/30	789	648,997
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	829	797,837
2.38%, 06/10/25	1,659	1,597,363
0.88%, 09/03/30	1,659	1,371,122
Series 40, 0.50%, 05/27/25	1,659	1,537,210
Lazard Group LLC, 4.38%, 03/11/29	179	170,713
Main Street Capital Corp., 3.00%, 07/14/26	130	114,375
Morgan Stanley
(1-day SOFR + 1.30%), 5.05%, 01/28/27(a)(b)	480	481,272
(1-day SOFR + 1.87%), 5.25%, 04/21/34	1,190	1,203,260
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	910	914,832
Morgan Stanley Domestic Holdings, Inc., 4.50%, 06/20/28	829	826,186
Nomura Holdings, Inc.
2.65%, 01/16/25	585	554,942
5.10%, 07/03/25	400	394,824
1.85%, 07/16/25	600	551,101

Security	Par (000)	Value

Capital Markets (continued)
Nomura Holdings, Inc. (continued)
5.71%, 01/09/26	$200	$201,101
1.65%, 07/14/26	500	443,085
2.33%, 01/22/27	478	424,815
5.39%, 07/06/27	400	396,742
5.84%, 01/18/28	200	202,942
2.17%, 07/14/28	400	336,893
2.71%, 01/22/29	478	410,053
5.61%, 07/06/29	400	398,111
3.10%, 01/16/30(a)	635	543,796
2.68%, 07/16/30	310	254,714
2.61%, 07/14/31	450	358,400
3.00%, 01/22/32	450	366,698
6.18%, 01/18/33	200	206,292
Northern Trust Corp.
3.95%, 10/30/25	300	292,512
4.00%, 05/10/27	483	474,316
3.65%, 08/03/28(a)	163	158,402
3.15%, 05/03/29	413	385,829
1.95%, 05/01/30(a)	550	465,222
6.13%, 11/02/32(a)	260	278,059
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	829	788,472
0.38%, 09/17/25	700	642,417
4.63%, 11/03/25	500	507,241
0.50%, 02/02/26(a)	600	545,983
Owl Rock Capital Corp.
4.00%, 03/30/25	286	269,615
3.75%, 07/22/25	198	182,874
3.40%, 07/15/26	829	742,512
2.63%, 01/15/27	225	191,797
2.88%, 06/11/28	274	224,644
Owl Rock Capital Corp. III, 3.13%, 04/13/27	130	111,084
Owl Rock Core Income Corp.
5.50%, 03/21/25(a)	200	194,492
7.75%, 09/16/27(c)	300	301,416
Prospect Capital Corp.
3.36%, 11/15/26	393	330,595
3.44%, 10/15/28	225	174,095
S&P Global, Inc.
2.45%, 03/01/27(a)	700	656,745
4.75%, 08/01/28(a)	829	846,256
2.70%, 03/01/29	630	576,498
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24	413	396,360
State Street Corp.
3.30%, 12/16/24	333	323,690
3.55%, 08/18/25	700	679,259
2.65%, 05/19/26	829	784,401
2.40%, 01/24/30	225	195,839
2.20%, 03/03/31	450	370,089
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)	745	671,169
(1-day SOFR + 0.60%), 4.86%, 01/26/26(b)	210	209,663
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)	279	256,487
(1-day SOFR + 0.94%), 2.35%, 11/01/25(b)	351	336,643
(1-day SOFR + 1.00%), 2.62%, 02/07/33(b)	123	103,775
(1-day SOFR + 1.35%), 5.75%, 11/04/26(b)	220	223,661
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	130	113,707
(1-day SOFR + 1.57%), 4.82%, 01/26/34(a)(b)	240	239,059
(1-day SOFR + 1.72%), 5.82%, 11/04/28(b)	115	120,151

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
State Street Corp. (continued)
(1-day SOFR + 1.73%), 4.16%, 08/04/33(b)	$500	$473,531
(1-day SOFR + 2.60%), 2.90%, 03/30/26(b)	829	797,870
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	829	743,604

		86,490,149

Chemicals — 1.0%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	483	450,484
1.85%, 05/15/27	342	314,142
2.05%, 05/15/30	355	309,702
4.80%, 03/03/33	400	417,018
Albemarle Corp.
4.65%, 06/01/27	400	395,271
5.05%, 06/01/32	300	289,312
Cabot Corp.
4.00%, 07/01/29(a)	93	87,230
5.00%, 06/30/32	100	97,674
Celanese U.S. Holdings LLC
5.90%, 07/05/24	1,000	1,001,103
6.05%, 03/15/25	500	501,887
1.40%, 08/05/26	130	113,981
6.17%, 07/15/27(a)	950	961,637
6.33%, 07/15/29(a)	410	415,355
6.38%, 07/15/32(a)	420	425,929
Dow Chemical Co.
4.80%, 11/30/28(a)	475	479,317
7.38%, 11/01/29	500	572,485
6.30%, 03/15/33(a)	600	659,906
DuPont de Nemours, Inc.
4.49%, 11/15/25	750	747,841
4.73%, 11/15/28	1,243	1,256,116
Eastman Chemical Co.
3.80%, 03/15/25	869	848,647
4.50%, 12/01/28	179	176,368
5.75%, 03/08/33	160	163,573
Ecolab, Inc.
2.70%, 11/01/26	500	476,910
3.25%, 12/01/27	179	172,873
5.25%, 01/15/28(a)	150	156,402
4.80%, 03/24/30	413	422,469
1.30%, 01/30/31	660	528,707
2.13%, 02/01/32(a)	829	699,310
EIDP, Inc.
1.70%, 07/15/25	660	619,856
2.30%, 07/15/30	660	569,516
Emerson Electric Co.
0.88%, 10/15/26(a)	350	313,640
1.80%, 10/15/27	400	360,866
2.00%, 12/21/28	413	366,340
2.20%, 12/21/31(a)	225	190,067
FMC Corp.
3.20%, 10/01/26	100	94,901
3.45%, 10/01/29	55	50,414
Huntsman International LLC
4.50%, 05/01/29	300	281,946
2.95%, 06/15/31	120	99,145
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	413	399,973
Linde, Inc.
2.65%, 02/05/25	107	103,569

Security	Par (000)	Value

Chemicals (continued)
Linde, Inc. (continued)
4.70%, 12/05/25	$200	$201,646
3.20%, 01/30/26(a)	163	158,240
1.10%, 08/10/30	745	598,954
Linde, Inc./CT, 4.80%, 12/05/24	100	100,237
LYB International Finance III LLC
1.25%, 10/01/25	136	123,992
2.25%, 10/01/30(a)	558	461,527
Mosaic Co., 4.05%, 11/15/27(a)	829	804,744
Nutrien Ltd.
3.00%, 04/01/25	163	156,580
4.00%, 12/15/26	163	159,216
4.90%, 03/27/28	460	461,887
4.20%, 04/01/29	300	291,800
2.95%, 05/13/30	179	159,400
PPG Industries, Inc.
2.40%, 08/15/24	129	125,023
1.20%, 03/15/26	346	313,898
2.80%, 08/15/29(a)	129	116,373
RPM International, Inc., 2.95%, 01/15/32	159	128,959
Sherwin-Williams Co.
4.25%, 08/08/25	150	148,713
3.95%, 01/15/26	413	405,277
3.45%, 06/01/27	563	540,395
2.95%, 08/15/29	512	463,093
2.20%, 03/15/32	211	172,965
Westlake Corp.
3.60%, 08/15/26	413	397,141
3.38%, 06/15/30	225	200,009

		23,281,951

Commercial Services & Supplies — 0.1%
GATX Corp.
3.25%, 09/15/26(a)	620	584,360
3.85%, 03/30/27	413	395,470
4.70%, 04/01/29	179	175,976
1.90%, 06/01/31	159	125,174
3.50%, 06/01/32(a)	350	310,526
4.90%, 03/15/33	215	211,267
Republic Services, Inc., 4.88%, 04/01/29	55	56,134
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32(a)	250	197,156

		2,056,063

Communications Equipment — 0.2%
Cisco Systems, Inc.
2.95%, 02/28/26	293	284,452
2.50%, 09/20/26	829	789,119
Juniper Networks, Inc., 3.75%, 08/15/29	413	388,520
Motorola Solutions, Inc.
4.60%, 02/23/28	413	409,731
4.60%, 05/23/29	799	786,029
2.30%, 11/15/30	694	568,966
2.75%, 05/24/31	550	457,780

		3,684,597

Construction & Engineering — 0.1%
Asian Development Bank, 4.00%, 01/12/33(a)	1,700	1,745,798
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	265	269,045

		2,014,843

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction Materials — 0.0%
Carlisle Cos., Inc., 2.20%, 03/01/32	$225	$178,149

Consumer Discretionary — 0.1%
Cintas Corp. No. 2
3.45%, 05/01/25	159	155,265
3.70%, 04/01/27	413	404,324
4.00%, 05/01/32	350	340,544
GXO Logistics, Inc.
1.65%, 07/15/26	129	111,862
2.65%, 07/15/31	413	326,549
Quanta Services, Inc.
2.90%, 10/01/30	343	297,529
2.35%, 01/15/32	150	120,823
RELX Capital, Inc.
4.00%, 03/18/29	400	391,760
3.00%, 05/22/30	450	404,621
4.75%, 05/20/32	210	210,689

		2,763,966

Consumer Finance — 2.1%
American Express Co.
3.38%, 05/03/24	123	120,708
2.50%, 07/30/24	541	524,458
3.00%, 10/30/24	829	805,127
3.63%, 12/05/24	225	220,014
2.25%, 03/04/25	1,009	960,780
3.95%, 08/01/25	1,700	1,666,954
4.90%, 02/13/26	1,000	1,005,588
3.13%, 05/20/26	989	948,329
1.65%, 11/04/26	829	751,706
2.55%, 03/04/27	983	910,426
3.30%, 05/03/27(a)	963	917,098
5.85%, 11/05/27	1,190	1,245,425
4.05%, 05/03/29(a)	399	390,711
(1-day SOFR + 1.00%), 4.99%, 05/01/26	500	499,815
(1-day SOFR + 1.76%), 4.42%, 08/03/33(b)	400	384,512
(1-day SOFR + 1.84%), 5.04%, 05/01/34	800	801,775
(1-day SOFR + 2.26%), 4.99%, 05/26/33(b)	300	296,575
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	29	25,480
Automatic Data Processing, Inc.
3.38%, 09/15/25	600	588,553
1.70%, 05/15/28	480	429,516
1.25%, 09/01/30(a)	409	337,245
Block Financial LLC
2.50%, 07/15/28	421	363,809
3.88%, 08/15/30	229	202,953
Capital One Financial Corp.
3.30%, 10/30/24	829	805,912
3.20%, 02/05/25	163	155,490
4.25%, 04/30/25(a)	309	299,527
4.20%, 10/29/25	929	886,931
3.75%, 07/28/26	900	843,611
3.75%, 03/09/27	413	386,914
3.65%, 05/11/27	409	382,008
3.80%, 01/31/28	829	774,389
(1-day SOFR + 0.86%), 1.88%, 11/02/27(b)	829	722,611
(1-day SOFR + 1.27%), 2.62%, 11/02/32(b)	413	320,425
(1-day SOFR + 1.29%), 2.64%, 03/03/26(b)	362	339,020
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	829	598,462
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	562	487,372

Security	Par (000)	Value

Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 2.06%), 4.93%, 05/10/28(a)(b)	$620	$601,713
(1-day SOFR + 2.08%), 5.47%, 02/01/29(b)	325	319,749
(1-day SOFR + 2.16%), 4.99%, 07/24/26(b)	750	732,045
(1-day SOFR + 2.37%), 5.27%, 05/10/33(a)(b)	650	620,021
(1-day SOFR + 2.60%), 5.25%, 07/26/30(b)	300	289,111
(1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(b)	285	277,695
Discover Financial Services
3.95%, 11/06/24	288	279,306
4.50%, 01/30/26(a)	400	387,028
4.10%, 02/09/27	400	380,794
6.70%, 11/29/32	300	317,425
Equifax, Inc.
2.60%, 12/01/24	829	796,119
5.10%, 12/15/27	400	405,173
2.35%, 09/15/31	829	669,909
Global Payments, Inc.
2.65%, 02/15/25	600	572,810
1.20%, 03/01/26	400	358,638
4.80%, 04/01/26	413	408,363
2.15%, 01/15/27	404	362,395
4.95%, 08/15/27	25	24,833
3.20%, 08/15/29	563	497,942
5.30%, 08/15/29	70	69,612
2.90%, 05/15/30	404	346,240
2.90%, 11/15/31	321	265,991
5.40%, 08/15/32(a)	335	331,334
Mastercard, Inc.
2.00%, 03/03/25	294	281,630
2.95%, 11/21/26	400	384,342
3.30%, 03/26/27	653	632,803
3.50%, 02/26/28	179	175,073
4.88%, 03/09/28(a)	160	165,973
2.95%, 06/01/29	393	369,721
3.35%, 03/26/30	686	653,076
1.90%, 03/15/31	425	362,939
2.00%, 11/18/31	274	232,715
Moody’s Corp.
3.75%, 03/24/25	300	293,285
3.25%, 01/15/28(a)	620	589,053
4.25%, 02/01/29	129	126,494
2.00%, 08/19/31(a)	222	181,960
PayPal Holdings, Inc.
2.40%, 10/01/24	970	938,792
1.65%, 06/01/25	362	341,082
2.65%, 10/01/26	829	784,757
2.85%, 10/01/29	506	459,490
2.30%, 06/01/30	384	330,470
4.40%, 06/01/32	430	422,014
S&P Global, Inc.
4.25%, 05/01/29	829	820,021
2.50%, 12/01/29	239	213,017
1.25%, 08/15/30	355	286,441
2.90%, 03/01/32	800	710,402
Synchrony Financial
4.88%, 06/13/25	35	33,072
4.50%, 07/23/25	473	440,741
3.70%, 08/04/26	200	178,318
3.95%, 12/01/27	229	202,765
5.15%, 03/19/29	413	383,563

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Synchrony Financial (continued)
2.88%, 10/28/31	$236	$173,802
Visa, Inc.
3.15%, 12/14/25	2,144	2,080,931
1.90%, 04/15/27	559	518,364
2.75%, 09/15/27	303	288,967
2.05%, 04/15/30	829	725,309
1.10%, 02/15/31(a)	360	288,835
Western Union Co.
1.35%, 03/15/26	745	670,880
2.75%, 03/15/31	95	76,079

		46,531,651

Consumer Staples Distribution & Retail — 1.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	179	195,482
Campbell Soup Co.
3.95%, 03/15/25	450	442,277
3.30%, 03/19/25	413	401,480
4.15%, 03/15/28	500	492,321
2.38%, 04/24/30(a)	159	136,884
Conagra Brands, Inc.
4.30%, 05/01/24	829	820,700
4.60%, 11/01/25	829	823,482
1.38%, 11/01/27	323	278,349
4.85%, 11/01/28	500	499,622
Costco Wholesale Corp.
3.00%, 05/18/27	393	380,240
1.38%, 06/20/27	700	632,018
1.60%, 04/20/30	1,243	1,057,280
1.75%, 04/20/32	413	341,306
Dollar General Corp.
4.25%, 09/20/24(a)	300	297,154
4.63%, 11/01/27	270	271,238
3.50%, 04/03/30	400	370,016
5.00%, 11/01/32(a)	355	358,433
Dollar Tree, Inc.
4.00%, 05/15/25	400	393,707
4.20%, 05/15/28	829	812,797
2.65%, 12/01/31	413	348,567
General Mills, Inc.
4.00%, 04/17/25	500	493,799
3.20%, 02/10/27	163	157,311
4.20%, 04/17/28	829	824,536
2.88%, 04/15/30(a)	229	208,225
2.25%, 10/14/31	579	487,689
Ingredion, Inc., 2.90%, 06/01/30	250	220,248
Kellogg Co.
3.25%, 04/01/26	300	289,351
4.30%, 05/15/28	179	177,834
2.10%, 06/01/30	159	133,768
5.25%, 03/01/33(a)	200	205,930
Kraft Heinz Foods Co.
3.00%, 06/01/26	994	951,794
3.88%, 05/15/27	702	685,358
4.63%, 01/30/29(a)	163	165,373
3.75%, 04/01/30(a)	371	352,288
4.25%, 03/01/31	163	158,632
6.75%, 03/15/32	130	146,231
Kroger Co.
3.50%, 02/01/26	408	398,456
2.65%, 10/15/26	829	784,567

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Kroger Co. (continued)
3.70%, 08/01/27(a)	$413	$401,521
4.50%, 01/15/29	229	229,118
2.20%, 05/01/30	193	162,803
1.70%, 01/15/31	183	146,882
McCormick & Co., Inc.
0.90%, 02/15/26	308	277,630
3.40%, 08/15/27	350	333,705
2.50%, 04/15/30	209	180,934
1.85%, 02/15/31	64	52,137
Sysco Corp.
3.75%, 10/01/25	26	25,402
3.30%, 07/15/26	520	501,669
3.25%, 07/15/27	829	790,221
5.95%, 04/01/30	529	565,820
2.45%, 12/14/31(a)	413	346,620
Target Corp.
3.50%, 07/01/24	829	818,331
2.25%, 04/15/25	527	507,209
2.50%, 04/15/26	163	156,972
1.95%, 01/15/27	346	321,877
3.38%, 04/15/29	829	799,818
2.35%, 02/15/30	811	720,136
2.65%, 09/15/30	161	144,078
4.50%, 09/15/32(a)	400	402,851
4.40%, 01/15/33	250	249,947
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	450	441,400
3.45%, 06/01/26	378	363,370
3.20%, 04/15/30(a)	159	140,425
Walmart, Inc.
2.85%, 07/08/24	1,000	981,490
3.55%, 06/26/25	350	345,625
3.90%, 09/09/25	1,300	1,292,290
4.00%, 04/15/26	270	270,076
3.05%, 07/08/26	350	340,713
1.05%, 09/17/26	156	141,309
5.88%, 04/05/27(a)	800	856,648
3.95%, 09/09/27	100	100,409
3.90%, 04/15/28	320	319,582
3.70%, 06/26/28(a)	550	547,498
1.50%, 09/22/28	453	400,683
4.00%, 04/15/30	500	497,635
1.80%, 09/22/31	734	622,891
4.15%, 09/09/32(a)	500	504,714
4.10%, 04/15/33	400	399,048

		32,896,230

Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	313	306,081
2.63%, 06/19/30	205	173,152
2.69%, 05/25/31	213	177,677
Avery Dennison Corp.
2.25%, 02/15/32(a)	413	332,327
5.75%, 03/15/33	270	283,665
Berry Global, Inc.
1.57%, 01/15/26	829	753,347
1.65%, 01/15/27	413	362,561
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	829	832,316
Georgia-Pacific LLC, 8.88%, 05/15/31	433	546,744

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
Packaging Corp. of America, 3.00%, 12/15/29	$130	$117,881
Sonoco Products Co.
1.80%, 02/01/25	159	149,891
2.25%, 02/01/27	88	80,264
3.13%, 05/01/30	227	201,308
2.85%, 02/01/32	179	151,958
Suzano Austria GmbH
6.00%, 01/15/29	878	871,942
5.00%, 01/15/30	400	374,400
3.75%, 01/15/31	409	345,196
3.13%, 01/15/32(a)	400	317,000
WestRock MWV LLC, 8.20%, 01/15/30	26	30,551
WRKCo, Inc.
3.75%, 03/15/25	350	340,437
4.65%, 03/15/26	320	316,154
3.38%, 09/15/27	413	386,763
4.00%, 03/15/28	829	793,422
4.90%, 03/15/29(a)	829	820,353

		9,065,390

Diversified — 0.0%
Parker-Hannifin Corp., 3.25%, 03/01/27	300	287,099

Diversified Consumer Services — 0.0%
Johns Hopkins University, 4.71%, 07/01/32	125	128,243

Diversified REITs — 3.5%
Agree LP, 4.80%, 10/01/32	200	191,247
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	620	605,929
3.95%, 01/15/27(a)	413	398,439
4.90%, 12/15/30	450	443,445
3.38%, 08/15/31	679	595,506
2.00%, 05/18/32	600	462,704
1.88%, 02/01/33	233	176,132
American Homes 4 Rent LP
4.25%, 02/15/28	200	189,414
4.90%, 02/15/29	129	125,813
3.63%, 04/15/32(a)	300	262,300
American Tower Corp.
3.38%, 05/15/24	259	253,291
2.95%, 01/15/25	413	397,621
2.40%, 03/15/25	483	459,764
4.00%, 06/01/25	500	491,069
1.60%, 04/15/26	421	382,988
1.45%, 09/15/26	191	170,487
3.38%, 10/15/26	413	393,246
2.75%, 01/15/27	359	332,730
3.65%, 03/15/27(a)	201	192,321
1.50%, 01/31/28(a)	243	209,047
5.50%, 03/15/28	290	299,096
3.95%, 03/15/29	413	390,857
3.80%, 08/15/29	413	388,013
2.90%, 01/15/30	447	394,205
2.10%, 06/15/30	309	254,371
1.88%, 10/15/30	399	320,842
2.70%, 04/15/31	496	419,216
2.30%, 09/15/31	591	479,360
4.05%, 03/15/32(a)	366	339,390
AvalonBay Communities, Inc.
3.45%, 06/01/25	26	25,235
3.20%, 01/15/28	159	148,887

Security	Par (000)	Value

Diversified REITs (continued)
AvalonBay Communities, Inc. (continued)
1.90%, 12/01/28	$496	$430,716
3.30%, 06/01/29	191	175,155
2.30%, 03/01/30	450	385,617
2.45%, 01/15/31	691	590,465
2.05%, 01/15/32	625	508,133
Boston Properties LP
3.20%, 01/15/25	829	790,948
3.65%, 02/01/26	123	114,649
2.75%, 10/01/26	450	401,116
4.50%, 12/01/28	829	754,281
2.90%, 03/15/30	397	322,648
3.25%, 01/30/31	829	678,939
2.55%, 04/01/32	615	462,238
Brandywine Operating Partnership LP
7.55%, 03/15/28	200	179,876
4.55%, 10/01/29	413	298,187
Brixmor Operating Partnership LP
3.85%, 02/01/25	300	289,553
4.13%, 06/15/26	163	154,726
4.13%, 05/15/29	286	261,945
4.05%, 07/01/30	400	361,531
2.50%, 08/16/31(a)	495	389,309
Broadstone Net Lease LLC, 2.60%, 09/15/31	470	344,853
Camden Property Trust
3.15%, 07/01/29	400	360,834
2.80%, 05/15/30	293	255,214
Corporate Office Properties LP
2.00%, 01/15/29	130	100,440
2.75%, 04/15/31	179	136,000
Crown Castle, Inc.
3.20%, 09/01/24	300	292,270
4.45%, 02/15/26	350	346,490
3.70%, 06/15/26	209	202,013
1.05%, 07/15/26	409	363,377
4.00%, 03/01/27	829	808,328
2.90%, 03/15/27	430	401,110
3.65%, 09/01/27	400	382,179
5.00%, 01/11/28(a)	645	652,342
3.80%, 02/15/28	409	391,717
3.30%, 07/01/30	300	270,786
2.25%, 01/15/31	829	688,837
2.10%, 04/01/31	393	320,935
CubeSmart LP
2.25%, 12/15/28	207	179,347
3.00%, 02/15/30	93	81,134
2.00%, 02/15/31(a)	413	328,027
2.50%, 02/15/32	350	283,536
Digital Realty Trust LP
3.70%, 08/15/27(a)	829	772,119
5.55%, 01/15/28	685	687,406
3.60%, 07/01/29	620	556,563
EPR Properties
4.50%, 04/01/25	130	126,081
4.75%, 12/15/26	225	204,846
4.50%, 06/01/27	225	200,288
4.95%, 04/15/28	225	200,773
3.75%, 08/15/29	225	179,433
Equinix, Inc.
2.63%, 11/18/24	691	664,423
1.25%, 07/15/25	393	361,266

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Equinix, Inc. (continued)
1.00%, 09/15/25	$829	$752,656
1.45%, 05/15/26	325	293,600
2.90%, 11/18/26	64	59,773
1.55%, 03/15/28	691	590,758
2.00%, 05/15/28	308	266,134
3.20%, 11/18/29	374	335,918
2.15%, 07/15/30	413	339,474
2.50%, 05/15/31	733	605,515
3.90%, 04/15/32	800	728,939
ERP Operating LP
3.25%, 08/01/27	413	389,610
3.50%, 03/01/28	179	169,454
3.00%, 07/01/29	607	552,756
2.50%, 02/15/30	333	289,036
1.85%, 08/01/31	229	184,416
Essex Portfolio LP
3.88%, 05/01/24	26	25,633
3.38%, 04/15/26	200	191,428
3.63%, 05/01/27(a)	150	142,582
4.00%, 03/01/29	179	169,928
3.00%, 01/15/30	130	113,647
2.55%, 06/15/31(a)	110	91,056
2.65%, 03/15/32(a)	300	246,889
Extra Space Storage LP
5.70%, 04/01/28	50	51,160
2.55%, 06/01/31	413	340,185
2.35%, 03/15/32	205	163,084
Federal Realty Investment Trust
3.25%, 07/15/27	413	382,910
3.50%, 06/01/30	660	587,280
Federal Realty OP LP, 5.38%, 05/01/28	160	159,545
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24	140	135,436
4.00%, 01/15/30	311	275,839
Healthcare Realty Holdings LP
3.75%, 07/01/27	500	470,057
3.10%, 02/15/30	229	199,150
Healthpeak OP LLC
4.00%, 06/01/25	163	159,243
3.25%, 07/15/26	400	379,042
1.35%, 02/01/27	113	99,543
2.13%, 12/01/28	350	303,449
3.50%, 07/15/29	243	225,178
3.00%, 01/15/30	438	386,746
2.88%, 01/15/31	400	346,466
5.25%, 12/15/32	130	131,179
Highwoods Realty LP
4.13%, 03/15/28	163	144,680
3.05%, 02/15/30	413	321,921
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	123	118,505
Series H, 3.38%, 12/15/29	629	539,993
Series I, 3.50%, 09/15/30	450	383,148
Series J, 2.90%, 12/15/31	329	260,502
Hudson Pacific Properties LP
3.95%, 11/01/27	300	217,654
4.65%, 04/01/29(a)	179	124,118
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	231	196,458
2.00%, 08/15/31	130	100,185

Security	Par (000)	Value

Diversified REITs (continued)
Invitation Homes Operating Partnership LP (continued)
4.15%, 04/15/32(a)	$496	$447,587
Kilroy Realty LP
4.25%, 08/15/29(a)	160	136,031
3.05%, 02/15/30	179	137,124
2.50%, 11/15/32	308	208,577
Kimco Realty OP LLC
3.30%, 02/01/25	288	277,328
2.80%, 10/01/26	413	381,985
2.70%, 10/01/30	350	293,639
2.25%, 12/01/31	163	128,184
3.20%, 04/01/32	500	423,604
4.60%, 02/01/33	260	245,750
Life Storage LP
4.00%, 06/15/29	129	120,783
2.20%, 10/15/30	61	50,053
2.40%, 10/15/31	355	287,861
Mid-America Apartments LP
1.10%, 09/15/26	198	175,552
3.60%, 06/01/27(a)	413	396,529
3.95%, 03/15/29	413	399,080
2.75%, 03/15/30	163	142,808
1.70%, 02/15/31	126	101,158
National Retail Properties, Inc.
4.30%, 10/15/28	129	122,101
2.50%, 04/15/30	200	168,267
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	150	144,443
4.50%, 04/01/27	163	152,269
4.75%, 01/15/28	413	382,726
3.63%, 10/01/29	496	416,509
3.25%, 04/15/33	400	299,939
Phillips Edison Grocery Center Operating
Partnership I LP, 2.63%, 11/15/31	95	72,160
Physicians Realty LP, 2.63%, 11/01/31	413	328,211
Piedmont Operating Partnership LP, 3.15%, 08/15/30	413	311,933
Prologis LP
4.63%, 01/15/33	465	463,280
4.75%, 06/15/33	155	155,256
Public Storage
1.50%, 11/09/26	657	590,215
1.85%, 05/01/28	198	175,979
1.95%, 11/09/28	642	563,853
2.30%, 05/01/31	219	186,011
2.25%, 11/09/31(a)	408	342,262
Rayonier LP, 2.75%, 05/17/31	591	491,500
Realty Income Corp.
0.75%, 03/15/26	475	422,688
4.13%, 10/15/26	829	810,198
3.00%, 01/15/27	829	778,208
3.95%, 08/15/27	413	398,265
3.40%, 01/15/28	413	387,569
3.25%, 06/15/29(a)	207	189,435
3.10%, 12/15/29(a)	413	376,232
3.25%, 01/15/31	554	492,449
2.85%, 12/15/32	179	149,359
Regency Centers LP
3.60%, 02/01/27	350	335,998
2.95%, 09/15/29	179	157,498

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Regency Centers LP (continued)
3.70%, 06/15/30	$413	$378,366
Rexford Industrial Realty LP, 5.00%, 06/15/28	120	119,235
Sabra Health Care LP
3.90%, 10/15/29(a)	129	107,518
3.20%, 12/01/31	413	309,955
Safehold Operating Partnership LP, 2.80%, 06/15/31	129	102,767
Simon Property Group LP
2.00%, 09/13/24	862	824,141
3.38%, 10/01/24	413	403,192
3.50%, 09/01/25	500	482,832
3.30%, 01/15/26	293	281,676
3.25%, 11/30/26	450	428,240
1.38%, 01/15/27	579	513,445
3.38%, 06/15/27	620	586,649
3.38%, 12/01/27	450	423,910
1.75%, 02/01/28	450	391,673
2.45%, 09/13/29	413	360,034
2.65%, 07/15/30	829	712,157
2.25%, 01/15/32	579	460,884
2.65%, 02/01/32(a)	229	190,030
5.50%, 03/08/33	500	508,939
SITE Centers Corp., 4.25%, 02/01/26	163	154,031
Spirit Realty LP
3.20%, 01/15/27	79	72,256
4.00%, 07/15/29	350	317,409
3.40%, 01/15/30	413	357,515
STORE Capital Corp., 2.70%, 12/01/31	413	297,188
Sun Communities Operating LP
2.30%, 11/01/28(a)	231	197,790
2.70%, 07/15/31	307	247,911
4.20%, 04/15/32	201	180,762
5.70%, 01/15/33	250	250,331
Tanger Properties LP, 3.88%, 07/15/27	79	71,268
Ventas Realty LP
2.65%, 01/15/25	538	511,220
4.13%, 01/15/26	186	180,537
3.25%, 10/15/26	413	386,252
4.00%, 03/01/28	243	229,832
4.40%, 01/15/29	500	477,075
3.00%, 01/15/30	229	198,686
4.75%, 11/15/30(a)	179	172,491
2.50%, 09/01/31	579	468,406
VICI Properties LP
4.38%, 05/15/25	64	62,382
4.75%, 02/15/28	558	538,130
4.95%, 02/15/30(a)	500	477,945
Vornado Realty LP
3.50%, 01/15/25	163	152,561
2.15%, 06/01/26	200	165,910
Welltower OP LLC
4.00%, 06/01/25	1,036	1,009,877
4.25%, 04/01/26	288	282,998
4.25%, 04/15/28	400	384,585
2.05%, 01/15/29	162	136,594
4.13%, 03/15/29	229	214,586
3.10%, 01/15/30	829	729,054
2.75%, 01/15/31	209	175,319
2.80%, 06/01/31	282	236,708
2.75%, 01/15/32(a)	413	339,735

Security	Par (000)	Value

Diversified REITs (continued)
Welltower OP LLC (continued)
3.85%, 06/15/32	$231	$207,618
Weyerhaeuser Co.
4.00%, 11/15/29	829	784,594
4.00%, 04/15/30	500	472,621
7.38%, 03/15/32	145	168,237
WP Carey, Inc.
3.85%, 07/15/29	393	365,103
2.45%, 02/01/32	572	459,638

		76,567,066

Diversified Telecommunication Services — 1.6%
AT&T, Inc.
5.54%, 02/20/26	700	700,833
1.70%, 03/25/26	2,654	2,450,549
4.25%, 03/01/27(a)	2,000	1,989,199
2.30%, 06/01/27	900	825,460
1.65%, 02/01/28(a)	750	657,867
4.10%, 02/15/28	650	635,953
4.35%, 03/01/29	1,000	982,903
4.30%, 02/15/30	1,000	970,502
2.75%, 06/01/31	1,159	999,445
2.25%, 02/01/32	800	653,615
British Telecommunications PLC
5.13%, 12/04/28	478	484,520
9.63%, 12/15/30	1,476	1,858,045
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,149	2,624,372
Koninklijke KPN NV, 8.38%, 10/01/30	350	415,764
Sprint Capital Corp.
6.88%, 11/15/28	1,000	1,078,082
8.75%, 03/15/32	1,000	1,222,316
Telefonica Emisiones SA, 4.10%, 03/08/27	655	634,372
Telefonica Europe BV, 8.25%, 09/15/30	525	618,178
Verizon Communications, Inc.
3.50%, 11/01/24	613	602,265
3.38%, 02/15/25	539	527,337
0.85%, 11/20/25	551	502,223
1.45%, 03/20/26	583	537,058
2.63%, 08/15/26	745	704,824
4.13%, 03/16/27	1,331	1,318,532
2.10%, 03/22/28	1,170	1,045,944
4.33%, 09/21/28	1,795	1,775,980
3.88%, 02/08/29	409	394,923
4.02%, 12/03/29	2,589	2,486,082
3.15%, 03/22/30	829	749,890
1.50%, 09/18/30(a)	450	364,073
1.68%, 10/30/30	459	370,396
1.75%, 01/20/31	889	715,836
2.55%, 03/21/31	1,738	1,479,715
2.36%, 03/15/32	3,006	2,467,742

		35,844,795

Education — 0.0%
Yale University, Series 2020, 1.48%, 04/15/30	98	82,553

Electric Utilities — 4.8%
AEP Texas, Inc.
3.95%, 06/01/28	413	400,926
4.70%, 05/15/32	130	127,950
AEP Transmission Co. LLC, 3.10%, 12/01/26	413	394,851

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
AES Corp.
1.38%, 01/15/26	$829	$751,446
2.45%, 01/15/31	413	338,962
Alabama Power Co.
3.75%, 09/01/27	300	294,692
3.05%, 03/15/32(a)	600	535,472
3.94%, 09/01/32	300	283,880
Series 20-A, 1.45%, 09/15/30	179	144,465
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	500	503,821
Ameren Corp.
2.50%, 09/15/24	525	505,235
1.95%, 03/15/27	637	575,906
3.50%, 01/15/31	829	755,137
Ameren Illinois Co., 3.85%, 09/01/32	200	190,346
American Electric Power Co., Inc.
5.75%, 11/01/27	400	416,980
2.30%, 03/01/30	225	190,996
5.95%, 11/01/32	200	214,116
5.63%, 03/01/33	678	710,255
Series J, 4.30%, 12/01/28(a)	413	406,627
Series N, 1.00%, 11/01/25	413	376,363
Appalachian Power Co., Series BB, 4.50%, 08/01/32	200	193,755
Arizona Public Service Co.
3.15%, 05/15/25(a)	163	157,079
2.60%, 08/15/29	413	362,788
2.20%, 12/15/31	129	103,728
6.35%, 12/15/32(a)	300	328,272
Avangrid, Inc., 3.20%, 04/15/25	300	288,023
Baltimore Gas and Electric Co.
2.40%, 08/15/26	129	121,327
2.25%, 06/15/31	239	203,255
Berkshire Hathaway Energy Co.
3.50%, 02/01/25	28	27,368
4.05%, 04/15/25	409	404,546
3.25%, 04/15/28(a)	413	394,012
3.70%, 07/15/30	413	395,914
1.65%, 05/15/31	699	565,952
Black Hills Corp.
3.95%, 01/15/26	130	126,313
5.95%, 03/15/28	200	207,276
3.05%, 10/15/29	342	302,702
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/33	60	61,526
CenterPoint Energy, Inc.
2.50%, 09/01/24	350	337,099
1.45%, 06/01/26(a)	156	141,637
2.95%, 03/01/30	129	114,327
2.65%, 06/01/31	670	571,414
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	413	391,279
CMS Energy Corp.
3.45%, 08/15/27	129	123,681
(5-year CMT + 4.12%), 4.75%, 06/01/50(b)	200	175,000
Commonwealth Edison Co.
2.55%, 06/15/26	163	154,435
3.70%, 08/15/28	413	399,180
4.90%, 02/01/33(a)	120	123,474
Connecticut Light and Power Co.
Series A, 3.20%, 03/15/27	413	396,338

Security	Par (000)	Value

Electric Utilities (continued)
Connecticut Light and Power Co. (continued)
Series A, 2.05%, 07/01/31	$660	$555,308
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	413	401,814
2.40%, 06/15/31(a)	829	709,582
5.20%, 03/01/33	200	208,586
Series 20A, 3.35%, 04/01/30	193	179,191
Series D, 4.00%, 12/01/28	413	406,702
Constellation Energy Generation LLC
3.25%, 06/01/25	350	336,544
5.60%, 03/01/28	200	206,772
5.80%, 03/01/33	200	208,638
Consumers Energy Co.
4.65%, 03/01/28	250	253,803
3.60%, 08/15/32	255	237,697
4.63%, 05/15/33	350	352,029
Dominion Energy South Carolina, Inc., Series A,
2.30%, 12/01/31	130	108,422
Dominion Energy, Inc.
3.07%, 08/15/24(d)	413	401,576
3.90%, 10/01/25	259	253,867
5.38%, 11/15/32(a)	500	513,061
Series A, 1.45%, 04/15/26	130	118,207
Series A, 4.35%, 08/15/32	500	481,529
Series C, 3.38%, 04/01/30	493	449,708
Series C, 2.25%, 08/15/31(a)	388	322,476
DTE Electric Co.
5.20%, 04/01/33(a)	300	313,214
Series A, 1.90%, 04/01/28	413	368,818
Series A, 3.00%, 03/01/32	279	247,475
DTE Energy Co.
4.22%, 11/01/24(d)	200	197,062
2.95%, 03/01/30	79	69,838
Series C, 2.53%, 10/01/24(d)	229	220,481
Series C, 3.40%, 06/15/29	581	536,723
Series F, 1.05%, 06/01/25	741	684,682
Duke Energy Carolinas LLC
3.95%, 11/15/28	450	443,419
2.45%, 08/15/29	400	354,711
2.45%, 02/01/30	329	289,392
2.55%, 04/15/31	225	196,444
2.85%, 03/15/32	458	401,717
4.95%, 01/15/33	240	246,572
Series A, 6.00%, 12/01/28	413	442,990
Duke Energy Corp.
0.90%, 09/15/25	222	203,806
5.00%, 12/08/25	65	65,421
2.65%, 09/01/26	413	387,717
3.15%, 08/15/27	413	390,867
5.00%, 12/08/27	210	214,191
4.30%, 03/15/28	180	177,457
2.45%, 06/01/30	306	262,949
2.55%, 06/15/31	829	698,344
4.50%, 08/15/32	200	194,147
(5-year CMT + 2.32%), 3.25%, 01/15/82(b)	516	389,580
Duke Energy Florida LLC
3.20%, 01/15/27	400	384,306
2.50%, 12/01/29	286	253,808
1.75%, 06/15/30	388	322,979

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Florida LLC (continued)
2.40%, 12/15/31	$679	$574,575
Duke Energy Ohio, Inc., 5.25%, 04/01/33	130	134,971
Duke Energy Progress LLC
3.70%, 09/01/28(a)	300	291,661
3.45%, 03/15/29	413	390,945
2.00%, 08/15/31	426	353,280
3.40%, 04/01/32	313	285,622
5.25%, 03/15/33	120	125,604
Edison International
3.55%, 11/15/24	113	109,894
4.70%, 08/15/25	300	296,175
5.75%, 06/15/27	201	206,294
4.13%, 03/15/28	179	170,891
6.95%, 11/15/29	245	266,113
Emera U.S. Finance LP
0.83%, 06/15/24	416	394,110
3.55%, 06/15/26	240	229,698
2.64%, 06/15/31	145	117,856
Enel Chile SA, 4.88%, 06/12/28	400	389,325
Entergy Arkansas LLC, 5.15%, 01/15/33	300	310,729
Entergy Corp.
0.90%, 09/15/25	549	500,151
2.95%, 09/01/26	829	783,063
1.90%, 06/15/28	329	288,496
2.80%, 06/15/30	231	203,032
2.40%, 06/15/31	496	415,123
Entergy Louisiana LLC
0.95%, 10/01/24	400	379,029
5.59%, 10/01/24	500	504,426
5.40%, 11/01/24	139	140,137
1.60%, 12/15/30	243	194,090
4.00%, 03/15/33	600	568,291
Entergy Mississippi LLC, 2.85%, 06/01/28	413	381,864
Evergy Kansas Central, Inc., 2.55%, 07/01/26	288	272,005
Evergy Metro, Inc.
3.65%, 08/15/25(a)	97	93,048
4.95%, 04/15/33	115	115,580
Evergy, Inc.
2.45%, 09/15/24	413	397,414
2.90%, 09/15/29	413	371,662
Eversource Energy
2.90%, 03/01/27	313	294,733
4.60%, 07/01/27	400	400,118
5.45%, 03/01/28	215	222,973
2.55%, 03/15/31	413	354,155
3.38%, 03/01/32(a)	313	281,589
Series H, 3.15%, 01/15/25	59	57,297
Series L, 2.90%, 10/01/24	500	484,401
Series M, 3.30%, 01/15/28	143	135,201
Series O, 4.25%, 04/01/29	193	189,969
Series Q, 0.80%, 08/15/25	660	602,417
Series R, 1.65%, 08/15/30	400	325,692
Series U, 1.40%, 08/15/26	413	371,731
Exelon Corp.
3.95%, 06/15/25	620	608,025
3.40%, 04/15/26	620	598,771
5.15%, 03/15/28(a)	550	562,203
4.05%, 04/15/30	829	795,798
3.35%, 03/15/32(a)	650	584,384
5.30%, 03/15/33	300	308,937

Security	Par (000)	Value

Electric Utilities (continued)
Exelon Corp. (continued)
Series WI, 2.75%, 03/15/27(a)	$97	$90,993
Florida Power & Light Co.
2.85%, 04/01/25	557	540,537
3.13%, 12/01/25	413	400,747
5.05%, 04/01/28	1,305	1,351,197
2.45%, 02/03/32	519	445,403
5.10%, 04/01/33	290	302,411
Fortis, Inc., 3.06%, 10/04/26	829	782,525
Georgia Power Co.
4.70%, 05/15/32(a)	430	428,976
Series A, 2.20%, 09/15/24	129	124,162
Series B, 2.65%, 09/15/29	229	203,127
Interstate Power and Light Co.
3.25%, 12/01/24	163	158,485
4.10%, 09/26/28	225	221,098
IPALCO Enterprises, Inc., 4.25%, 05/01/30	179	165,635
ITC Holdings Corp., 3.25%, 06/30/26	129	123,267
Kentucky Utilities Co., 5.45%, 04/15/33	175	182,739
Louisville Gas and Electric Co, 5.45%, 04/15/33	95	99,101
MidAmerican Energy Co., 3.65%, 04/15/29	413	397,934
Mississippi Power Co., 3.95%, 03/30/28	300	290,138
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25	163	157,990
1.88%, 02/07/25(a)	413	393,178
3.45%, 06/15/25	130	126,809
5.45%, 10/30/25	100	101,829
4.45%, 03/13/26	100	100,367
1.00%, 06/15/26	600	539,951
3.40%, 02/07/28	259	247,724
2.40%, 03/15/30	686	596,602
2.75%, 04/15/32	413	354,645
4.02%, 11/01/32	600	562,838
4.15%, 12/15/32	200	191,555
5.80%, 01/15/33	175	188,501
Series D, 1.00%, 10/18/24	620	583,388
Nevada Power Co., Series DD, 2.40%, 05/01/30	329	286,745
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	300	297,481
4.26%, 09/01/24	1,100	1,089,478
6.05%, 03/01/25	1,180	1,199,619
4.45%, 06/20/25	300	298,409
1.88%, 01/15/27	736	668,506
3.55%, 05/01/27	829	800,127
4.63%, 07/15/27	1,000	1,000,902
4.90%, 02/28/28	500	505,999
1.90%, 06/15/28	566	498,943
3.50%, 04/01/29	1,000	939,310
2.75%, 11/01/29	159	142,093
5.00%, 02/28/30	500	505,351
2.25%, 06/01/30	658	558,528
2.44%, 01/15/32	399	331,292
5.00%, 07/15/32	670	676,154
5.05%, 02/28/33	500	505,412
Northern States Power Co., 2.25%, 04/01/31	100	85,609
Ohio Power Co., Series Q, 1.63%, 01/15/31(a)	359	287,760
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	79	72,034
5.40%, 01/15/33	200	208,853
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	480	436,345

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
3.70%, 11/15/28(a)	$293	$286,394
2.75%, 05/15/30	829	745,910
7.00%, 05/01/32	800	934,917
4.55%, 09/15/32	145	145,157
Pacific Gas and Electric Co.
4.95%, 06/08/25	500	494,716
3.45%, 07/01/25	800	763,851
3.15%, 01/01/26	659	621,123
5.45%, 06/15/27	500	496,580
2.10%, 08/01/27	483	422,601
3.30%, 12/01/27	655	595,268
3.00%, 06/15/28	516	458,815
4.20%, 03/01/29	620	574,120
4.55%, 07/01/30	1,659	1,541,739
2.50%, 02/01/31	1,243	1,007,243
3.25%, 06/01/31	550	465,195
4.40%, 03/01/32	143	128,714
5.90%, 06/15/32	350	351,555
6.15%, 01/15/33	170	172,470
PPL Electric Utilities Corp., 5.00%, 05/15/33	500	515,281
Public Service Co. of Colorado
3.70%, 06/15/28	129	125,877
Series 35, 1.90%, 01/15/31	660	550,678
Series 38, 4.10%, 06/01/32(a)	150	145,415
Public Service Co. of Oklahoma
5.25%, 01/15/33	200	205,405
Series J, 2.20%, 08/15/31	413	341,766
Public Service Electric and Gas Co.
3.20%, 05/15/29	413	386,208
2.45%, 01/15/30	329	291,888
1.90%, 08/15/31	679	562,219
4.90%, 12/15/32	480	494,697
4.65%, 03/15/33	135	136,612
Public Service Enterprise Group, Inc.
2.88%, 06/15/24	829	807,129
0.80%, 08/15/25	209	191,339
2.45%, 11/15/31	350	291,691
Puget Energy, Inc.
3.65%, 05/15/25	163	157,856
2.38%, 06/15/28	329	292,603
4.10%, 06/15/30	413	386,999
4.22%, 03/15/32(a)	279	259,629
San Diego Gas & Electric Co.
2.50%, 05/15/26	350	331,757
Series VVV, 1.70%, 10/01/30	413	340,126
Series XXX, 3.00%, 03/15/32	350	309,209
Sempra Energy
3.30%, 04/01/25	610	592,267
3.25%, 06/15/27	500	471,215
3.40%, 02/01/28	359	338,574
3.70%, 04/01/29	159	150,003
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	413	334,465
Sierra Pacific Power Co., 2.60%, 05/01/26	136	128,861
Southern California Edison Co.
5.85%, 11/01/27	500	525,523
5.30%, 03/01/28(a)	495	508,362
6.65%, 04/01/29(a)	300	322,945
2.85%, 08/01/29	184	166,693
2.25%, 06/01/30	179	153,567

Security	Par (000)	Value

Electric Utilities (continued)
Southern California Edison Co. (continued)
2.75%, 02/01/32	$413	$356,493
5.95%, 11/01/32	525	571,087
Series C, 4.20%, 06/01/25(a)	276	272,618
Series D, 4.70%, 06/01/27	300	301,990
Series E, 3.70%, 08/01/25	309	302,460
Series G, 2.50%, 06/01/31	149	127,582
Series K, 0.98%, 08/01/24	350	331,951
Southern Co.
4.48%, 08/01/24(a)(d)	350	346,092
5.15%, 10/06/25	200	202,014
3.25%, 07/01/26	913	874,819
5.11%, 08/01/27	500	503,984
(5-year CMT + 2.92%), 3.75%, 09/15/51(b)	500	425,488
Series A, 3.70%, 04/30/30	450	421,421
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(a)(b)	829	778,928
Southern Power Co., 4.15%, 12/01/25	650	637,936
Southwestern Electric Power Co.
5.30%, 04/01/33	75	76,022
Series M, 4.10%, 09/15/28	179	174,253
Tampa Electric Co., 3.88%, 07/12/24	65	63,930
Tucson Electric Power Co., 1.50%, 08/01/30	116	93,144
Union Electric Co.
2.95%, 06/15/27	129	122,543
2.15%, 03/15/32	179	147,446
Virginia Electric and Power Co.
2.30%, 11/15/31	413	344,642
2.40%, 03/30/32	530	444,293
5.00%, 04/01/33	275	278,479
Series A, 3.15%, 01/15/26	458	445,036
Series A, 3.50%, 03/15/27	620	599,720
Series A, 3.80%, 04/01/28	413	402,212
Series A, 2.88%, 07/15/29	55	50,289
Series B, 3.75%, 05/15/27	400	391,592
WEC Energy Group, Inc.
5.00%, 09/27/25	260	261,380
4.75%, 01/09/26	390	391,209
5.15%, 10/01/27	500	510,861
4.75%, 01/15/28	250	251,395
Wisconsin Electric Power Co.
1.70%, 06/15/28	159	140,015
4.75%, 09/30/32	305	307,697
Wisconsin Power and Light Co.
3.00%, 07/01/29(a)	129	118,200
1.95%, 09/16/31	194	157,583
3.95%, 09/01/32	400	380,003
4.95%, 04/01/33	40	40,912
Wisconsin Public Service Corp., 5.35%, 11/10/25	250	254,323
Xcel Energy, Inc.
3.30%, 06/01/25	218	210,797
3.35%, 12/01/26	413	396,189
1.75%, 03/15/27	413	372,140
4.00%, 06/15/28(a)	229	223,584
2.60%, 12/01/29	130	115,259
2.35%, 11/15/31	329	271,401
4.60%, 06/01/32	397	389,995

		106,141,732

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Equipment — 0.1%
Eaton Corp., 4.15%, 03/15/33(a)	$700	$673,410
Regal Rexnord Corp.(c)
6.05%, 02/15/26(a)	450	456,352
6.05%, 04/15/28	500	504,748
6.30%, 02/15/30	500	509,406
6.40%, 04/15/33	550	560,882
Tyco Electronics Group SA, 2.50%, 02/04/32	55	47,506
Vontier Corp., 1.80%, 04/01/26	496	443,562

		3,195,866

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp.
4.75%, 03/30/26	25	25,136
2.80%, 02/15/30	829	742,404
2.20%, 09/15/31	243	203,198
Arrow Electronics, Inc.
4.00%, 04/01/25	413	401,032
2.95%, 02/15/32	329	274,171
Avnet, Inc.
6.25%, 03/15/28(a)	160	164,191
3.00%, 05/15/31	413	337,073
5.50%, 06/01/32(a)	130	126,138
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	620	618,710
2.67%, 12/01/26	660	599,475
4.25%, 04/01/28	329	306,010
3.28%, 12/01/28	660	572,232
3.25%, 02/15/29	371	320,776
3.57%, 12/01/31	300	251,060
Keysight Technologies, Inc., 3.00%, 10/30/29	660	589,664
Rockwell Automation, Inc., 1.75%, 08/15/31	159	130,839
TD SYNNEX Corp.
1.25%, 08/09/24	300	281,579
1.75%, 08/09/26	279	244,474
2.38%, 08/09/28	179	149,032
2.65%, 08/09/31	413	324,413
Teledyne Technologies, Inc., 2.25%, 04/01/28(a)	350	312,065
Tyco Electronics Group SA, 4.50%, 02/13/26	300	300,549
Vontier Corp., 2.40%, 04/01/28	200	167,394

		7,441,615

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
2.06%, 12/15/26	566	519,257
3.34%, 12/15/27(a)	721	685,530
3.14%, 11/07/29	243	220,732
Halliburton Co.
3.80%, 11/15/25	151	148,217
2.92%, 03/01/30(a)	329	294,714
NOV, Inc., 3.60%, 12/01/29	179	164,070
Schlumberger Investment SA, 2.65%, 06/26/30	550	493,844

		2,526,364

Environmental, Maintenance & Security Service — 0.3%
Republic Services, Inc.
2.50%, 08/15/24	133	128,874
3.20%, 03/15/25	163	158,589
3.38%, 11/15/27	400	385,461
3.95%, 05/15/28	300	294,089
1.45%, 02/15/31	727	583,143
1.75%, 02/15/32(a)	829	672,432

Security	Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Republic Services, Inc. (continued)
2.38%, 03/15/33	$450	$375,588
Waste Connections, Inc.
2.20%, 01/15/32	229	188,777
3.20%, 06/01/32	342	304,256
4.20%, 01/15/33	100	96,071
Waste Management, Inc.
0.75%, 11/15/25(a)	179	162,594
3.15%, 11/15/27	829	793,006
2.00%, 06/01/29	159	139,639
4.63%, 02/15/30	400	405,013
1.50%, 03/15/31	829	672,364
4.15%, 04/15/32(a)	500	490,822
4.63%, 02/15/33(a)	600	607,493

		6,458,211

Financial Services — 18.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24(a)	289	277,548
1.65%, 10/29/24	1,214	1,135,149
3.50%, 01/15/25	300	287,412
6.50%, 07/15/25	655	661,390
1.75%, 01/30/26	655	587,642
2.45%, 10/29/26	1,464	1,314,398
3.65%, 07/21/27	655	609,464
3.00%, 10/29/28(a)	1,823	1,587,137
3.30%, 01/30/32	2,300	1,883,868
Series 3NC1, 1.75%, 10/29/24	400	374,854
Air Lease Corp.
0.80%, 08/18/24	350	328,646
4.25%, 09/15/24	163	159,768
2.30%, 02/01/25	308	291,402
3.25%, 03/01/25	259	248,276
3.38%, 07/01/25	829	794,394
2.88%, 01/15/26(a)	829	774,532
3.75%, 06/01/26	450	428,340
1.88%, 08/15/26	550	488,750
2.20%, 01/15/27	450	403,388
3.63%, 04/01/27	1,000	939,461
3.63%, 12/01/27	130	120,587
5.30%, 02/01/28	300	296,839
2.10%, 09/01/28	413	347,082
3.25%, 10/01/29	413	366,138
3.00%, 02/01/30	329	282,054
3.13%, 12/01/30	309	263,250
2.88%, 01/15/32(a)	450	368,993
Aircastle Ltd.
4.13%, 05/01/24	179	175,223
4.25%, 06/15/26	413	392,544
Ally Financial, Inc.
3.88%, 05/21/24	293	285,265
5.13%, 09/30/24	308	302,034
4.63%, 03/30/25	193	187,572
5.80%, 05/01/25(a)	293	290,460
4.75%, 06/09/27(a)	500	473,194
7.10%, 11/15/27(a)	300	309,824
2.20%, 11/02/28(a)	285	232,109
8.00%, 11/01/31(a)	929	979,925
Banco Santander SA
3.89%, 05/24/24	400	392,786

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Banco Santander SA (continued)
2.71%, 06/27/24	$400	$386,849
3.50%, 03/24/25	1,200	1,158,634
2.75%, 05/28/25	600	565,421
5.15%, 08/18/25	1,000	992,984
1.85%, 03/25/26	1,600	1,448,726
4.25%, 04/11/27	1,000	961,052
5.29%, 08/18/27	1,000	995,929
3.80%, 02/23/28	400	373,091
4.38%, 04/12/28	400	382,671
3.31%, 06/27/29	200	182,366
3.49%, 05/28/30	200	177,394
2.75%, 12/03/30	800	634,346
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	800	703,785
(1-year CMT + 1.60%), 3.23%, 11/22/32(b)	600	479,387
(1-year CMT + 2.00%), 4.18%, 03/24/28(b)	800	760,595
Bank of America Corp.
4.20%, 08/26/24	1,450	1,430,336
4.00%, 01/22/25	620	608,327
3.88%, 08/01/25	716	700,383
4.45%, 03/03/26	1,111	1,094,534
3.50%, 04/19/26	534	518,939
4.25%, 10/22/26	1,069	1,040,396
3.25%, 10/21/27	1,139	1,073,572
(1-day SOFR + 0.65%), 1.53%, 12/06/25(b)	829	777,704
(1-day SOFR + 0.69%), 0.98%, 04/22/25(b)	829	789,461
(1-day SOFR + 0.91%), 0.98%, 09/25/25(b)	700	654,266
(1-day SOFR + 0.96%), 1.73%, 07/22/27(b)	2,368	2,121,489
(1-day SOFR + 1.01%), 1.20%, 10/24/26(b)	911	824,148
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)	908	828,618
(1-day SOFR + 1.06%), 2.09%, 06/14/29(b)	959	828,723
(1-day SOFR + 1.15%), 1.32%, 06/19/26(b)	1,409	1,288,827
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	1,828	1,501,076
(1-day SOFR + 1.22%), 2.30%, 07/21/32(b)	2,550	2,057,190
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)	1,859	1,553,431
(1-day SOFR + 1.33%), 3.38%, 04/02/26(a)(b)	994	958,508
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	2,218	1,872,406
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	1,409	1,123,759
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	1,009	810,291
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	1,000	970,753
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	1,190	1,197,911
(1-day SOFR + 1.75%), 4.83%, 07/22/26(b)	1,240	1,228,074
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	1,807	1,723,541
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)	515	536,975
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	2,055	2,047,940
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	1,000	847,098
(1-day SOFR + 2.16%), 5.02%, 07/22/33(a)(b)	2,030	2,001,536
(3-mo. CME Term SOFR + 1.21%), 3.97%, 02/07/30(b)	1,249	1,168,606
(3-mo. LIBOR US + 0.64%), 2.02%, 02/13/26(b)	1,160	1,091,003
(3-mo. LIBOR US + 0.81%), 3.37%, 01/23/26(b)	1,659	1,598,278
(3-mo. LIBOR US + 0.87%), 2.46%, 10/22/25(a)(b)	317	302,929
(3-mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	1,453	1,226,631
(3-mo. LIBOR US + 1.04%), 3.42%, 12/20/28(b)	4,051	3,760,489
(3-mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	829	790,625
(3-mo. LIBOR US + 1.07%), 3.97%, 03/05/29(b)	829	786,311
(3-mo. LIBOR US + 1.09%), 3.09%, 10/01/25(a)(b)	829	799,893
(3-mo. LIBOR US + 1.18%), 3.19%, 07/23/30(b)	1,214	1,081,867
(3-mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	829	721,857
(3-mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)	1,201	1,151,076
(3-mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	413	388,392

Security	Par (000)	Value

Financial Services (continued)
Bank of America Corp. (continued)
(3-mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)	$829	$786,035
(3-mo. LIBOR US + 1.58%), 3.82%, 01/20/28(b)	1,659	1,583,734
(5-year CMT + 1.20%), 2.48%, 09/21/36(b)	829	633,428
(5-year CMT + 2.00%), 3.85%, 03/08/37(b)	800	692,115
Series L, 3.95%, 04/21/25	1,037	1,013,053
Series L, 4.18%, 11/25/27	829	799,601
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(b)	1,409	1,273,294
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	1,409	1,174,275
Bank of Nova Scotia
0.65%, 07/31/24	348	328,712
5.25%, 12/06/24	600	600,539
1.45%, 01/10/25	413	388,379
2.20%, 02/03/25	459	436,630
3.45%, 04/11/25	1,172	1,137,126
4.50%, 12/16/25	163	160,664
1.35%, 06/24/26	259	232,871
2.70%, 08/03/26	413	386,550
1.30%, 09/15/26	1,160	1,030,311
1.95%, 02/02/27(a)	829	754,976
2.15%, 08/01/31	829	677,810
2.45%, 02/02/32	829	689,198
Barclays PLC
3.65%, 03/16/25	1,150	1,100,583
4.38%, 01/12/26	1,310	1,276,470
5.20%, 05/12/26	1,178	1,149,869
4.34%, 01/10/28	700	675,005
4.84%, 05/09/28	1,178	1,117,640
(1-day SOFR + 2.71%), 2.85%, 05/07/26(b)	1,000	942,339
(1-year CMT + 1.05%), 2.28%, 11/24/27(b)	478	427,186
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	1,310	1,043,079
(1-year CMT + 1.30%), 2.89%, 11/24/32(b)	500	400,506
(1-year CMT + 1.90%), 2.65%, 06/24/31(b)	300	243,804
(1-year CMT + 2.30%), 5.30%, 08/09/26(b)	200	198,272
(1-year CMT + 2.65%), 5.50%, 08/09/28(b)	700	698,036
(1-year CMT + 3.05%), 7.33%, 11/02/26(b)	1,700	1,763,825
(1-year CMT + 3.30%), 7.39%, 11/02/28(b)	500	532,438
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	500	550,644
(3-mo. LIBOR US + 1.61%), 3.93%, 05/07/25(b)	3,319	3,245,034
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	845	816,881
(3-mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	478	448,214
(5-year CMT + 2.90%), 3.56%, 09/23/35(b)	478	381,638
BNP Paribas SA, 4.25%, 10/15/24	650	637,389
Cboe Global Markets, Inc.
1.63%, 12/15/30	159	128,536
3.00%, 03/16/32	579	508,185
Citigroup, Inc.
3.88%, 03/26/25	413	401,869
3.30%, 04/27/25	100	96,923
4.40%, 06/10/25	1,813	1,782,151
5.50%, 09/13/25	829	831,708
3.70%, 01/12/26	829	807,411
4.60%, 03/09/26	620	612,769
3.40%, 05/01/26	413	397,901
3.20%, 10/21/26	1,173	1,113,850
4.30%, 11/20/26	97	94,849
4.45%, 09/29/27	1,489	1,454,957
4.13%, 07/25/28	620	591,374
6.63%, 06/15/32	526	568,194

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 0.53%), 1.28%, 11/03/25(b)	$366	$343,562
(1-day SOFR + 0.67%), 0.98%, 05/01/25(b)	572	544,687
(1-day SOFR + 0.69%), 2.01%, 01/25/26(b)	1,190	1,123,107
(1-day SOFR + 0.77%), 1.12%, 01/28/27(b)	974	874,957
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	1,059	950,600
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	829	710,595
(1-day SOFR + 1.17%), 2.56%, 05/01/32(b)	998	828,498
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	829	775,000
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	1,243	1,059,744
(1-day SOFR + 1.37%), 4.14%, 05/24/25(b)	700	691,437
(1-day SOFR + 1.42%), 2.98%, 11/05/30(b)	829	727,651
(1-day SOFR + 1.53%), 3.29%, 03/17/26(b)	572	551,898
(1-day SOFR + 1.55%), 5.61%, 09/29/26(b)	840	849,782
(1-day SOFR + 1.89%), 4.66%, 05/24/28(a)(b)	1,700	1,684,821
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	2,977	2,677,500
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	1,150	1,123,469
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)	1,243	1,051,820
(1-day SOFR + 2.34%), 6.27%, 11/17/33(b)	1,500	1,621,571
(1-day SOFR + 2.84%), 3.11%, 04/08/26(b)	1,660	1,596,948
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	1,990	1,899,916
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(b)	859	806,357
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(b)	600	572,685
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	1,873	1,757,216
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	829	784,729
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(b)	829	797,408
Clorox Co.
3.10%, 10/01/27	413	393,486
4.60%, 05/01/32(a)	250	250,479
CME Group, Inc.
3.00%, 03/15/25	286	276,369
3.75%, 06/15/28	179	175,461
2.65%, 03/15/32	321	281,482
Credit Suisse Group AG
3.75%, 03/26/25	1,637	1,526,322
4.55%, 04/17/26	1,474	1,371,115
Deutsche Bank AG
3.70%, 05/30/24	140	135,736
4.50%, 04/01/25	700	656,448
4.10%, 01/13/26	288	272,134
1.69%, 03/19/26	400	358,016
(1-day SOFR + 1.13%), 1.45%, 04/01/25(b)	669	630,650
(1-day SOFR + 1.22%), 2.31%, 11/16/27(b)	667	577,316
(1-day SOFR + 1.32%), 2.55%, 01/07/28(b)	1,348	1,172,014
(1-day SOFR + 1.72%), 3.04%, 05/28/32(b)	455	362,934
(1-day SOFR + 1.87%), 2.13%, 11/24/26(b)	919	817,736
(1-day SOFR + 2.26%), 3.74%, 01/07/33(b)	950	692,269
(1-day SOFR + 2.58%), 3.96%, 11/26/25(b)	1,181	1,128,825
(1-day SOFR + 2.76%), 3.73%, 01/14/32(a)(b)	650	488,991
(1-day SOFR + 3.04%), 3.55%, 09/18/31(b)	1,159	974,262
(1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(b)	150	152,514
(1-day SOFR + 3.19%), 6.12%, 07/14/26(b)	500	493,717
(1-day SOFR + 3.65%), 7.08%, 02/10/34(b)	650	608,107
European Investment Bank, 3.75%, 02/14/33	4,000	4,063,460
GE Capital Funding LLC, 4.55%, 05/15/32(a)	800	790,896

Security	Par (000)	Value

Financial Services (continued)
Goldman Sachs Group, Inc.
3.85%, 07/08/24	$413	$406,176
5.70%, 11/01/24	800	807,113
3.50%, 01/23/25	1,012	983,408
3.50%, 04/01/25	1,588	1,542,746
3.75%, 05/22/25	916	891,961
4.25%, 10/21/25	869	854,105
3.75%, 02/25/26	313	304,992
3.50%, 11/16/26	1,659	1,582,510
5.95%, 01/15/27	163	168,153
3.85%, 01/26/27	1,659	1,605,589
2.60%, 02/07/30	809	698,405
3.80%, 03/15/30	1,006	944,735
(1-day SOFR + 0.80%), 1.43%, 03/09/27(b)	1,223	1,097,977
(1-day SOFR + 0.82%), 1.54%, 09/10/27(b)	1,659	1,470,086
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)	2,767	2,477,823
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	1,210	968,802
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)	943	863,329
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	1,623	1,325,841
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	1,981	1,648,461
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	1,518	1,266,849
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	1,894	1,629,725
(1-day SOFR + 1.51%), 4.39%, 06/15/27(b)	620	609,213
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)	1,000	981,138
(1-day SOFR + 1.85%), 3.62%, 03/15/28(b)	1,270	1,209,181
(3-mo. CME Term SOFR + 1.16%), 3.81%, 04/23/29(b)	1,659	1,561,925
(3-mo. CME Term SOFR + 1.20%), 3.27%, 09/29/25(b)	829	802,089
(3-mo. CME Term SOFR + 1.30%), 4.22%, 05/01/29(b)	2,279	2,189,503
(3-mo. CME Term SOFR + 1.51%), 3.69%, 06/05/28(b)	1,023	973,289
Series VAR, (1-day SOFR + 0.79%), 1.09%, 12/09/26(b)	889	795,276
Hercules Capital, Inc., 3.38%, 01/20/27(a)	130	112,229
HSBC Holdings PLC
4.30%, 03/08/26	478	469,316
3.90%, 05/25/26	2,489	2,405,610
4.38%, 11/23/26	1,310	1,268,530
4.95%, 03/31/30	886	874,130
(1-day SOFR + 0.71%), 0.98%, 05/24/25(b)	500	473,011
(1-day SOFR + 1.10%), 2.25%, 11/22/27(a)(b)	818	731,455
(1-day SOFR + 1.19%), 2.80%, 05/24/32(b)	2,264	1,853,751
(1-day SOFR + 1.29%), 2.21%, 08/17/29(b)	800	678,724
(1-day SOFR + 1.40%), 2.63%, 11/07/25(b)	1,678	1,599,568
(1-day SOFR + 1.41%), 2.87%, 11/22/32(b)	1,310	1,071,769
(1-day SOFR + 1.54%), 1.65%, 04/18/26(b)	1,140	1,054,498
(1-day SOFR + 1.73%), 2.01%, 09/22/28(b)	478	416,029
(1-day SOFR + 1.93%), 2.10%, 06/04/26(b)	1,350	1,257,038
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)	550	565,648
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	500	489,883
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	1,310	1,102,155
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)	1,200	1,250,422
(1-day SOFR + 2.53%), 4.76%, 03/29/33(a)(b)	535	492,051
(1-day SOFR + 2.61%), 5.21%, 08/11/28(b)	900	895,999
(1-day SOFR + 2.87%), 5.40%, 08/11/33(a)(b)	500	495,582
(1-day SOFR + 4.25%), 8.11%, 11/03/33(b)	500	564,256
(3-mo. LIBOR US + 1.35%), 4.29%, 09/12/26(b)	2,489	2,414,996
(3-mo. LIBOR US + 1.53%), 4.58%, 06/19/29(b)	1,189	1,141,859

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
HSBC Holdings PLC (continued)
(3-mo. LIBOR US + 1.55%), 4.04%, 03/13/28(b)	$989	$942,419
(3-mo. LIBOR US + 1.61%), 3.97%, 05/22/30(b)	2,039	1,875,948
(1-day SOFR + 3.03%), 7.34%, 11/03/26(b)	1,500	1,572,897
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)	1,805	1,942,994
Intercontinental Exchange, Inc.
3.65%, 05/23/25	693	680,726
3.75%, 12/01/25	923	906,602
4.00%, 09/15/27(a)	1,145	1,132,372
4.35%, 06/15/29(a)	953	943,657
2.10%, 06/15/30	637	540,265
1.85%, 09/15/32	610	484,712
4.60%, 03/15/33(a)	800	798,922
JPMorgan Chase & Co.
3.63%, 05/13/24	829	817,715
3.88%, 09/10/24	1,077	1,058,528
3.13%, 01/23/25	1,036	1,007,855
3.90%, 07/15/25	1,866	1,838,431
3.30%, 04/01/26	413	399,952
3.20%, 06/15/26	829	800,700
2.95%, 10/01/26	1,239	1,175,662
7.63%, 10/15/26	413	449,573
4.13%, 12/15/26	163	160,095
4.25%, 10/01/27	413	406,212
3.63%, 12/01/27	829	790,046
(1-day SOFR + 0.49%), 0.77%, 08/09/25(b)	829	779,401
(1-day SOFR + 0.54%), 0.82%, 06/01/25(b)	1,081	1,027,045
(1-day SOFR + 0.61%), 1.56%, 12/10/25(b)	829	778,356
(1-day SOFR + 0.77%), 1.47%, 09/22/27(b)	829	738,187
(1-day SOFR + 0.80%), 1.05%, 11/19/26(b)	1,850	1,666,935
(1-day SOFR + 0.89%), 1.58%, 04/22/27(b)	2,375	2,151,860
(1-day SOFR + 0.92%), 2.60%, 02/24/26(b)	572	544,574
(1-day SOFR + 0.98%), 3.85%, 06/14/25(b)	200	196,353
(1-day SOFR + 1.02%), 2.07%, 06/01/29(b)	1,160	1,010,115
(1-day SOFR + 1.07%), 5.55%, 12/15/25(b)	1,000	1,004,501
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	1,659	1,337,248
(1-day SOFR + 1.16%), 2.30%, 10/15/25(b)	413	394,477
(1-day SOFR + 1.17%), 2.95%, 02/24/28(b)	534	496,813
(1-day SOFR + 1.18%), 2.55%, 11/08/32(b)	1,244	1,035,431
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	1,957	1,673,563
(1-day SOFR + 1.32%), 4.08%, 04/26/26(b)	2,194	2,155,962
(1-day SOFR + 1.51%), 2.74%, 10/15/30(b)	1,539	1,350,020
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)	2,298	2,254,700
(1-day SOFR + 1.75%), 4.57%, 06/14/30(b)	1,300	1,269,272
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	898	873,769
(1-day SOFR + 1.85%), 2.08%, 04/22/26(b)	1,422	1,339,798
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	3,000	3,008,158
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)	1,325	1,133,346
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)(b)	3,050	3,033,119
(1-day SOFR + 2.52%), 2.96%, 05/13/31(b)	859	744,453
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)	1,200	1,238,814
(3-mo. CME Term SOFR + 0.58%), 0.97%, 06/23/25(b)	829	786,065
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)	829	662,569
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(b)	1,000	839,977
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(b)	1,077	1,015,640
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	1,659	1,616,289

Security	Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co. (continued)
(3-mo. LIBOR US + 0.95%), 3.51%, 01/23/29(b)	$829	$779,691
(3-mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)	919	879,597
(3-mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	829	773,264
(3-mo. LIBOR US + 1.26%), 4.20%, 07/23/29(b)	973	937,183
(3-mo. LIBOR US + 1.33%), 4.45%, 12/05/29(b)	1,023	995,839
(3-mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	1,659	1,592,440
(3-mo. LIBOR US + 1.38%), 3.54%, 05/01/28(b)	1,450	1,376,998
Kimberly-Clark Corp.
2.75%, 02/15/26	413	399,061
3.95%, 11/01/28	400	399,335
3.20%, 04/25/29	350	334,127
3.10%, 03/26/30	400	373,112
2.00%, 11/02/31(a)	225	190,814
4.50%, 02/16/33	400	409,948
Lloyds Banking Group PLC
4.50%, 11/04/24	1,310	1,279,856
4.45%, 05/08/25	600	589,278
4.65%, 03/24/26	1,200	1,155,360
4.38%, 03/22/28	478	461,964
4.55%, 08/16/28	1,310	1,263,271
(1-year CMT + 0.85%), 1.63%, 05/11/27(b)	800	714,510
(1-year CMT + 1.60%), 3.51%, 03/18/26(b)	1,235	1,188,053
(1-year CMT + 1.70%), 5.87%, 03/06/29(b)	500	510,451
(1-year CMT + 1.75%), 4.72%, 08/11/26(b)	600	591,946
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	478	449,601
(1-year CMT + 2.30%), 4.98%, 08/11/33(b)	500	484,723
(1-year CMT + 3.50%), 3.87%, 07/09/25(b)	478	466,520
(1-year CMT + 3.75%), 7.95%, 11/15/33(b)	450	500,067
(3-mo. LIBOR US + 1.21%), 3.57%, 11/07/28(b)	500	463,771
Mastercard, Inc., 4.85%, 03/09/33	200	208,884
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24	478	462,740
2.19%, 02/25/25	1,350	1,276,946
1.41%, 07/17/25	900	827,789
3.85%, 03/01/26	1,000	968,528
3.29%, 07/25/27	829	782,945
3.96%, 03/02/28	829	798,286
3.74%, 03/07/29	1,659	1,562,148
3.20%, 07/18/29	900	810,080
2.56%, 02/25/30	1,310	1,121,697
2.05%, 07/17/30	1,310	1,076,572
(1-year CMT + 0.55%), 0.95%, 07/19/25(b)	1,883	1,778,159
(1-year CMT + 0.75%), 1.54%, 07/20/27(b)	1,500	1,334,564
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	1,310	1,057,462
(1-year CMT + 1.08%), 5.72%, 02/20/26(b)	400	402,096
(1-year CMT + 1.38%), 5.42%, 02/22/29(a)(b)	480	487,491
(1-year CMT + 1.50%), 5.54%, 04/17/26(b)	215	215,683
(1-year CMT + 1.53%), 5.48%, 02/22/31(b)	440	448,006
(1-year CMT + 1.55%), 5.06%, 09/12/25(b)	480	477,538
(1-year CMT + 1.63%), 5.44%, 02/22/34(b)	355	360,504
(1-year CMT + 1.70%), 4.79%, 07/18/25(b)	1,500	1,486,477
(1-year CMT + 1.90%), 5.35%, 09/13/28(b)	455	460,124
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	500	498,273
(1-year CMT + 2.13%), 5.13%, 07/20/33(b)	500	500,221
(1-year CMT + 2.13%), 5.47%, 09/13/33(a)(b)	450	456,429
Mizuho Financial Group, Inc.
2.84%, 09/13/26(a)	800	744,134
3.17%, 09/11/27	478	446,283
4.02%, 03/05/28	600	573,454
2.56%, 09/13/31	1,310	1,045,326

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Mizuho Financial Group, Inc. (continued)
(1-day SOFR + 1.36%), 2.56%, 09/13/25(b)	$236	$225,962
(1-day SOFR + 1.77%), 2.20%, 07/10/31(b)	478	389,741
(1-year CMT + 0.67%), 1.23%, 05/22/27(b)	1,310	1,157,350
(1-year CMT + 0.75%), 1.55%, 07/09/27(b)	500	444,104
(1-year CMT + 1.50%), 5.67%, 05/27/29(b)	300	305,764
(1-year CMT + 1.65%), 5.74%, 05/27/31(b)	300	306,665
(1-year CMT + 1.80%), 5.75%, 05/27/34(b)	300	309,111
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)	400	404,320
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)	300	306,889
(3-mo. LIBOR US + 1.13%), 3.15%, 07/16/30(b)	478	423,721
(3-mo. LIBOR US + 1.27%), 4.25%, 09/11/29(b)	600	573,678
Morgan Stanley
3.70%, 10/23/24	1,243	1,218,891
4.00%, 07/23/25	1,662	1,638,077
5.00%, 11/24/25	1,036	1,037,724
3.88%, 01/27/26	1,450	1,415,385
3.13%, 07/27/26	1,763	1,676,167
4.35%, 09/08/26	1,243	1,215,788
3.63%, 01/20/27	1,659	1,597,082
3.95%, 04/23/27	163	156,632
7.25%, 04/01/32	400	471,792
(1-day SOFR + 0.53%), 0.79%, 05/30/25(b)	1,212	1,147,405
(1-day SOFR + 0.56%), 1.16%, 10/21/25(b)	989	925,825
(1-day SOFR + 0.72%), 0.99%, 12/10/26(b)	1,493	1,335,271
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	1,584	1,407,433
(1-day SOFR + 0.88%), 1.59%, 05/04/27(b)	1,059	952,469
(1-day SOFR + 0.94%), 2.63%, 02/18/26(b)	676	643,415
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)	1,181	1,078,414
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	972	773,225
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	1,642	1,296,275
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	1,659	1,431,799
(1-day SOFR + 1.15%), 2.72%, 07/22/25(b)	500	482,317
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)	2,063	1,665,243
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	1,364	1,122,934
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)	1,662	1,410,071
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	1,031	792,438
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)	760	765,479
(1-day SOFR + 1.61%), 4.21%, 04/20/28(b)	454	440,141
(1-day SOFR + 1.67%), 4.68%, 07/17/26(b)	1,715	1,700,849
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	395	396,935
(1-day SOFR + 1.99%), 2.19%, 04/28/26(b)	1,196	1,125,928
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	1,165	1,149,026
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	1,800	1,890,802
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)	1,000	1,087,256
(1-day SOFR + 2.62%), 5.30%, 04/20/37(b)	546	520,141
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	1,186	1,084,794
(3-mo. LIBOR US + 1.14%), 3.77%, 01/24/29(b)	1,189	1,126,781
(3-mo. LIBOR US + 1.34%), 3.59%, 07/22/28(b)	1,866	1,768,504
(3-mo. LIBOR US + 1.63%), 4.43%, 01/23/30(b)	1,020	985,485
Series I, (1-day SOFR + 0.75%), 0.86%, 10/21/25(b)	550	511,646
Nasdaq, Inc.
3.85%, 06/30/26	496	486,606
1.65%, 01/15/31	243	193,502
National Rural Utilities Cooperative Finance Corp.,
4.80%, 03/15/28	215	217,681
NatWest Group PLC
4.80%, 04/05/26	478	475,985
(1-year CMT + 0.90%), 1.64%, 06/14/27(b)	1,100	978,185

Security	Par (000)	Value

Financial Services (continued)
NatWest Group PLC (continued)
(1-year CMT + 1.35%), 5.85%, 03/02/27(b)	$650	$657,554
(1-year CMT + 2.10%), 6.02%, 03/02/34(a)(b)	500	519,652
(1-year CMT + 2.27%), 5.52%, 09/30/28(b)	525	527,224
(1-year CMT + 2.55%), 3.07%, 05/22/28(b)	650	594,913
(1-year CMT + 2.85%), 7.47%, 11/10/26(b)	800	836,921
(3-mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)	728	708,504
(3-mo. LIBOR US + 1.87%), 4.45%, 05/08/30(b)	478	453,742
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30(b)	1,178	1,160,972
(5-year CMT + 2.10%), 3.75%, 11/01/29(b)	1,725	1,630,252
ORIX Corp.
5.00%, 09/13/27	200	201,303
2.25%, 03/09/31	413	342,712
4.00%, 04/13/32	313	290,999
5.20%, 09/13/32(a)	200	205,841
Radian Group, Inc.
4.50%, 10/01/24	150	144,750
6.63%, 03/15/25	400	398,147
Rexford Industrial Realty LP
2.13%, 12/01/30	329	266,428
2.15%, 09/01/31	366	291,942
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24	1,310	1,258,265
2.35%, 01/15/25	1,310	1,245,379
1.47%, 07/08/25	1,310	1,209,965
5.46%, 01/13/26	500	505,254
3.78%, 03/09/26	2,489	2,423,490
2.63%, 07/14/26	829	774,653
1.40%, 09/17/26	982	871,980
3.01%, 10/19/26	863	808,295
3.45%, 01/11/27	700	664,910
3.36%, 07/12/27	829	788,509
3.35%, 10/18/27	413	386,211
5.52%, 01/13/28	500	511,452
3.54%, 01/17/28	309	289,843
1.90%, 09/17/28	982	838,703
3.04%, 07/16/29	1,440	1,288,355
3.20%, 09/17/29	413	367,692
2.72%, 09/27/29	478	416,619
5.71%, 01/13/30	1,000	1,035,254
2.13%, 07/08/30	1,310	1,082,609
1.71%, 01/12/31	235	185,385
2.22%, 09/17/31	400	324,551
5.77%, 01/13/33	650	682,150
Voya Financial, Inc., 3.65%, 06/15/26	288	276,447

		400,163,175

Food Products — 0.6%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	350	332,211
3.25%, 03/27/30	500	469,796
2.90%, 03/01/32	523	466,210
4.50%, 08/15/33	310	310,551
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	179	172,562
2.75%, 05/14/31(a)	579	496,926
General Mills, Inc., 4.95%, 03/29/33	220	224,071
Hershey Co.
2.05%, 11/15/24	413	399,057
2.45%, 11/15/29(a)	413	370,795

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
Hormel Foods Corp.
1.70%, 06/03/28(a)	$277	$246,888
1.80%, 06/11/30	400	337,517
J M Smucker Co.
3.50%, 03/15/25	336	328,080
2.13%, 03/15/32(a)	179	146,708
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(c)
2.50%, 01/15/27	400	356,164
5.13%, 02/01/28	500	488,332
5.50%, 01/15/30	700	668,325
3.63%, 01/15/32	550	461,829
3.00%, 05/15/32(a)	900	706,465
5.75%, 04/01/33	550	527,095
McCormick and Co., Inc., 4.95%, 04/15/33	300	300,225
Mondelez International, Inc.
1.50%, 05/04/25	288	270,196
2.63%, 03/17/27	259	242,597
2.75%, 04/13/30	759	674,030
1.50%, 02/04/31	480	382,778
1.88%, 10/15/32	413	331,058
Pilgrim’s Pride Corp.
4.25%, 04/15/31(a)	300	260,943
3.50%, 03/01/32	360	289,800
6.25%, 07/01/33	250	247,303
Tyson Foods, Inc.
3.95%, 08/15/24	459	452,811
4.00%, 03/01/26	300	294,357
3.55%, 06/02/27	829	794,988
4.35%, 03/01/29	500	488,857

		12,539,525

Gas Utilities — 0.0%
Boardwalk Pipelines LP, 3.60%, 09/01/32	200	174,584
Southwest Gas Corp., 5.45%, 03/23/28	65	66,070

		240,654

Ground Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25	350	340,849
3.65%, 09/01/25	620	608,056
7.00%, 12/15/25	163	172,609
3.25%, 06/15/27(a)	1,450	1,403,967
Canadian National Railway Co.
2.95%, 11/21/24	229	223,004
2.75%, 03/01/26	463	444,600
3.85%, 08/05/32	400	383,837
Canadian Pacific Railway Co.
1.35%, 12/02/24	950	897,662
2.90%, 02/01/25	829	800,407
1.75%, 12/02/26	613	559,725
2.88%, 11/15/29(a)	57	52,071
2.05%, 03/05/30	179	153,241
7.13%, 10/15/31	163	186,794
2.45%, 12/02/31	566	504,983
CSX Corp.
3.35%, 11/01/25	163	158,256
3.25%, 06/01/27	309	296,216
3.80%, 03/01/28	1,023	1,003,713
4.25%, 03/15/29	500	495,922
2.40%, 02/15/30	413	363,118

Security	Par (000)	Value

Ground Transportation (continued)
CSX Corp. (continued)
4.10%, 11/15/32	$300	$290,846
Norfolk Southern Corp.
3.15%, 06/01/27	727	690,058
2.55%, 11/01/29	107	95,206
3.00%, 03/15/32	374	330,730
4.45%, 03/01/33(a)	500	493,337
Union Pacific Corp.
3.75%, 07/15/25	400	394,037
3.25%, 08/15/25(a)	163	158,717
4.75%, 02/21/26	500	505,292
2.75%, 03/01/26	829	795,760
2.15%, 02/05/27(a)	103	95,772
3.95%, 09/10/28	829	821,387
3.70%, 03/01/29(a)	829	809,522
2.40%, 02/05/30	312	276,770
2.38%, 05/20/31	419	363,229
2.80%, 02/14/32(a)	741	654,921
4.50%, 01/20/33(a)	500	503,475

		16,328,089

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories
2.95%, 03/15/25	400	390,503
3.75%, 11/30/26	1,174	1,170,176
1.15%, 01/30/28	438	388,944
1.40%, 06/30/30(a)	366	305,488
Baxter International, Inc.
1.32%, 11/29/24	600	565,134
2.60%, 08/15/26	603	563,899
1.92%, 02/01/27	502	451,113
2.27%, 12/01/28(a)	446	389,479
3.95%, 04/01/30	413	386,727
2.54%, 02/01/32(a)	600	494,124
Becton Dickinson & Co.
3.36%, 06/06/24	374	367,492
3.73%, 12/15/24	282	276,431
3.70%, 06/06/27	701	679,156
4.69%, 02/13/28	410	414,752
2.82%, 05/20/30	388	345,002
1.96%, 02/11/31	390	322,519
4.30%, 08/22/32	190	184,435
Boston Scientific Corp., 2.65%, 06/01/30	829	733,285
Danaher Corp., 3.35%, 09/15/25(a)	225	219,700
DH Europe Finance II SARL
2.20%, 11/15/24	829	797,065
2.60%, 11/15/29(a)	366	330,334
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	400,118
GE HealthCare Technologies, Inc.(c)
5.55%, 11/15/24	260	261,106
5.60%, 11/15/25	620	627,980
5.65%, 11/15/27(a)	1,000	1,032,666
5.86%, 03/15/30	500	526,162
5.91%, 11/22/32	700	749,278
Medtronic Global Holdings SCA
4.25%, 03/30/28	150	150,520
4.50%, 03/30/33	295	297,749
PerkinElmer, Inc.
0.85%, 09/15/24	350	329,407
1.90%, 09/15/28(a)	430	369,827
3.30%, 09/15/29	329	298,127

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
PerkinElmer, Inc. (continued)
2.25%, 09/15/31	$156	$126,761
Smith & Nephew PLC, 2.03%, 10/14/30	360	293,521
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	280,471
Stryker Corp.
3.38%, 05/15/24	209	205,123
3.38%, 11/01/25	480	465,014
3.50%, 03/15/26	413	402,640
1.95%, 06/15/30	400	338,888
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24	1,600	1,523,674
4.80%, 11/21/27	125	128,426
1.75%, 10/15/28(a)	313	278,104
2.60%, 10/01/29(a)	802	729,416
2.00%, 10/15/31	763	638,661
4.95%, 11/21/32(a)	230	239,065
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	350	331,397
3.55%, 04/01/25	700	681,170
2.60%, 11/24/31	261	220,778

		21,701,807

Health Care Providers & Services — 2.2%
Adventist Health System/West, 5.43%, 03/01/32	500	504,734
Aetna, Inc., 3.50%, 11/15/24	239	233,164
AmerisourceBergen Corp.
3.45%, 12/15/27	620	594,590
2.80%, 05/15/30	329	289,651
2.70%, 03/15/31	413	356,531
Ascension Health, Series B, 2.53%, 11/15/29	97	86,223
Banner Health, 2.34%, 01/01/30(a)	300	262,402
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	46,613
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	118,543
Cardinal Health, Inc.
3.50%, 11/15/24	163	159,011
3.75%, 09/15/25	413	402,870
3.41%, 06/15/27	829	793,225
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	110,351
Centene Corp.
4.25%, 12/15/27	1,100	1,051,182
2.45%, 07/15/28	1,700	1,477,347
4.63%, 12/15/29	1,400	1,319,500
3.38%, 02/15/30	800	706,052
3.00%, 10/15/30	900	767,016
2.50%, 03/01/31	1,000	814,898
2.63%, 08/01/31	550	450,373
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	97,749
CommonSpirit Health
2.76%, 10/01/24	1,862	1,807,181
1.55%, 10/01/25	120	110,644
3.35%, 10/01/29	338	305,544
2.78%, 10/01/30	230	197,672
Elevance Health, Inc.
3.50%, 08/15/24	163	159,961
3.35%, 12/01/24	350	341,440
2.38%, 01/15/25	603	579,904
5.35%, 10/15/25	220	222,979
4.90%, 02/08/26	250	249,523
1.50%, 03/15/26	820	754,519

Security	Par (000)	Value

Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
3.65%, 12/01/27	$829	$804,777
4.10%, 03/01/28	600	591,127
2.88%, 09/15/29	550	502,068
2.25%, 05/15/30	649	558,022
2.55%, 03/15/31	579	499,347
5.50%, 10/15/32	600	633,721
4.75%, 02/15/33	700	704,069
HCA, Inc.
5.38%, 02/01/25	1,000	1,000,494
5.25%, 04/15/25	829	830,917
5.88%, 02/15/26	550	558,559
5.25%, 06/15/26	829	831,991
5.38%, 09/01/26	400	402,889
4.50%, 02/15/27	400	392,746
3.13%, 03/15/27(c)	942	884,538
5.63%, 09/01/28	550	561,437
5.88%, 02/01/29	600	618,568
4.13%, 06/15/29	620	587,819
3.50%, 09/01/30	1,650	1,485,151
2.38%, 07/15/31	829	676,995
3.63%, 03/15/32(c)	775	686,547
Humana, Inc.
3.85%, 10/01/24	413	406,492
1.35%, 02/03/27	633	561,499
5.75%, 03/01/28	115	119,957
3.70%, 03/23/29	288	272,600
3.13%, 08/15/29	413	375,053
2.15%, 02/03/32	384	311,362
5.88%, 03/01/33(a)	500	538,557
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	646,082
McKesson Corp.
1.30%, 08/15/26	745	668,982
3.95%, 02/16/28(a)	129	125,739
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31	130	98,036
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	743	635,918
SSM Health Care Corp., 4.89%, 06/01/28	250	250,872
Sutter Health
Series 20A, 2.29%, 08/15/30	194	164,068
Series 20-A, 1.32%, 08/15/25	63	58,113
UnitedHealth Group, Inc.
2.38%, 08/15/24	312	302,736
5.00%, 10/15/24	900	904,800
3.75%, 07/15/25	829	817,404
5.15%, 10/15/25	50	50,966
1.25%, 01/15/26	136	125,826
3.10%, 03/15/26	413	400,735
1.15%, 05/15/26(a)	824	754,872
3.45%, 01/15/27	413	402,195
3.38%, 04/15/27	829	805,808
2.95%, 10/15/27	350	332,496
5.25%, 02/15/28	625	653,093
3.85%, 06/15/28	829	815,415
3.88%, 12/15/28	500	490,531
4.25%, 01/15/29	590	589,244
4.00%, 05/15/29	350	344,252
2.88%, 08/15/29	416	384,754
5.30%, 02/15/30	800	844,461
2.00%, 05/15/30	736	632,463

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
2.30%, 05/15/31	$948	$820,551
4.20%, 05/15/32	550	539,285
5.35%, 02/15/33	900	959,797
4.50%, 04/15/33	590	590,623
Universal Health Services, Inc.
1.65%, 09/01/26	745	658,411
2.65%, 10/15/30	350	291,118
2.65%, 01/15/32	195	157,833

		48,086,173

Health Care Technology — 0.2%
Laboratory Corp. of America Holdings
3.25%, 09/01/24	229	223,685
2.30%, 12/01/24	829	793,706
3.60%, 02/01/25	450	439,229
1.55%, 06/01/26	425	384,256
3.60%, 09/01/27	413	397,379
2.70%, 06/01/31	156	134,645
Quest Diagnostics, Inc.
3.50%, 03/30/25	305	296,968
4.20%, 06/30/29	163	160,149
2.95%, 06/30/30	350	314,058
2.80%, 06/30/31	329	288,160

		3,432,235

Hotels, Restaurants & Leisure — 0.6%
Choice Hotels International, Inc., 3.70%, 12/01/29	130	117,936
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	329	322,852
5.38%, 04/15/26	450	445,430
Hyatt Hotels Corp.
1.80%, 10/01/24	300	285,167
5.38%, 04/23/25	500	501,884
4.38%, 09/15/28	229	221,908
5.75%, 04/23/30	413	424,556
Marriott International, Inc.
5.00%, 10/15/27	210	212,066
4.90%, 04/15/29	40	39,766
2.85%, 04/15/31	550	468,954
Series EE, 5.75%, 05/01/25	502	508,434
Series FF, 4.63%, 06/15/30	829	805,095
Series GG, 3.50%, 10/15/32	400	350,629
Series R, 3.13%, 06/15/26	829	788,907
Series X, 4.00%, 04/15/28	829	802,104
McDonald’s Corp.
3.25%, 06/10/24(a)	329	324,721
3.38%, 05/26/25	413	404,061
3.30%, 07/01/25	55	53,736
3.70%, 01/30/26	829	817,885
3.50%, 03/01/27	829	807,695
3.50%, 07/01/27	360	350,045
3.80%, 04/01/28(a)	829	816,449
2.63%, 09/01/29	400	364,800
3.60%, 07/01/30	315	300,036
4.60%, 09/09/32(a)	400	405,718
Starbucks Corp.
3.80%, 08/15/25	829	816,989
4.75%, 02/15/26	200	201,720
4.00%, 11/15/28(a)	413	407,966
3.55%, 08/15/29	336	322,147

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
2.25%, 03/12/30	$179	$154,837
2.55%, 11/15/30	660	577,824
3.00%, 02/14/32(a)	628	560,503
4.80%, 02/15/33	300	304,116

		14,286,936

Household Durables — 0.2%
D.R. Horton, Inc.
2.50%, 10/15/24	350	337,348
1.30%, 10/15/26	241	215,816
1.40%, 10/15/27	179	156,211
Leggett & Platt, Inc.
3.80%, 11/15/24(a)	130	127,332
4.40%, 03/15/29	179	174,303
Lennar Corp.
4.75%, 05/30/25	159	157,960
4.75%, 11/29/27	309	306,104
MDC Holdings, Inc., 2.50%, 01/15/31	130	102,169
NVR, Inc., 3.00%, 05/15/30	350	314,254
PulteGroup, Inc., 7.88%, 06/15/32	200	233,451
Toll Brothers Finance Corp.
4.88%, 11/15/25	26	25,485
4.88%, 03/15/27	225	220,569
4.35%, 02/15/28	225	215,413
3.80%, 11/01/29	225	205,188
Whirlpool Corp.
4.75%, 02/26/29(a)	250	249,791
2.40%, 05/15/31	159	130,872
4.70%, 05/14/32	130	125,906
5.50%, 03/01/33	150	152,508

		3,450,680

Household Products — 0.0%
Church & Dwight Co., Inc.
2.30%, 12/15/31	129	109,025
5.60%, 11/15/32	50	53,770

		162,795

Industrial Conglomerates — 0.1%
General Electric Co., Series A, 6.75%, 03/15/32	750	862,948
Pentair Finance SARL, 5.90%, 07/15/32	400	413,037
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24	413	402,745
3.80%, 03/21/29	300	287,209

		1,965,939

Insurance — 1.9%
Aegon NV, (6-mo. LIBOR US + 3.54%), 5.50%, 04/11/48(b)	300	290,940
Aflac, Inc.
1.13%, 03/15/26	129	117,958
2.88%, 10/15/26	620	586,116
3.60%, 04/01/30	450	424,231
Alleghany Corp., 3.63%, 05/15/30	579	551,837
Allstate Corp.
3.28%, 12/15/26	620	593,651
1.45%, 12/15/30(a)	193	152,932
5.25%, 03/30/33	200	203,769
American Equity Investment Life Holding Co.,
5.00%, 06/15/27(a)	200	198,322
American International Group, Inc.
2.50%, 06/30/25	553	525,152

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American International Group, Inc. (continued)
3.90%, 04/01/26	$287	$280,291
4.20%, 04/01/28	500	492,039
5.13%, 03/27/33	590	592,775
Aon Corp.
4.50%, 12/15/28(a)	129	127,496
3.75%, 05/02/29	279	267,442
2.80%, 05/15/30	393	345,931
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	418,730
2.05%, 08/23/31	413	335,704
2.60%, 12/02/31	286	241,734
5.00%, 09/12/32	200	202,278
5.35%, 02/28/33	400	413,769
Aon Global Ltd.
3.50%, 06/14/24	829	814,141
3.88%, 12/15/25	496	484,747
Arch Capital Finance LLC, 4.01%, 12/15/26	179	174,668
Arthur J Gallagher & Co.
2.40%, 11/09/31	413	338,761
5.50%, 03/02/33	35	36,179
Assurant, Inc.
3.70%, 02/22/30	150	132,223
2.65%, 01/15/32	143	109,083
Assured Guaranty U.S. Holdings, Inc., 5.00%, 07/01/24	28	27,916
Athene Holding Ltd.
4.13%, 01/12/28	400	363,896
6.15%, 04/03/30	659	660,566
6.65%, 02/01/33	200	203,840
AXA SA, 8.60%, 12/15/30	500	604,381
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	193,639
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	637	607,560
1.85%, 03/12/30(a)	413	358,813
1.45%, 10/15/30	745	620,315
2.88%, 03/15/32	500	452,883
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,160	1,131,581
Brighthouse Financial, Inc.
3.70%, 06/22/27	400	372,519
5.63%, 05/15/30(a)	229	223,666
Brown & Brown, Inc.
2.38%, 03/15/31	829	679,003
4.20%, 03/17/32(a)	156	143,429
Chubb INA Holdings, Inc.
3.35%, 05/15/24	413	406,235
3.15%, 03/15/25(a)	829	807,261
3.35%, 05/03/26(a)	657	642,790
1.38%, 09/15/30(a)	354	287,394
CNA Financial Corp.
4.50%, 03/01/26	288	285,387
3.90%, 05/01/29	413	392,403
CNO Financial Group, Inc., 5.25%, 05/30/29	300	285,538
Corebridge Financial, Inc.(c)
3.50%, 04/04/25	425	408,345
3.65%, 04/05/27	475	448,406
3.85%, 04/05/29	425	387,500
3.90%, 04/05/32(a)	825	725,879
(5-year CMT + 3.85%), 6.88%, 12/15/52(a)(b)	350	316,916
Enstar Group Ltd., 3.10%, 09/01/31	591	466,133

Security	Par (000)	Value

Insurance (continued)
Equitable Holdings, Inc.
4.35%, 04/20/28	$829	$798,768
5.59%, 01/11/33	350	347,931
F&G Annuities & Life, Inc., 7.40%, 01/13/28(a)(c)	100	101,715
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30(a)	229	218,901
3.38%, 03/03/31	300	255,163
5.63%, 08/16/32(c)	300	296,970
Fidelity National Financial, Inc., 3.40%, 06/15/30	413	365,476
First American Financial Corp.
4.60%, 11/15/24	130	127,929
4.00%, 05/15/30(a)	200	181,750
2.40%, 08/15/31	142	110,362
Globe Life, Inc.
2.15%, 08/15/30	129	105,197
4.80%, 06/15/32	160	155,646
Hanover Insurance Group, Inc.
4.50%, 04/15/26	496	493,743
2.50%, 09/01/30	413	333,731
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	363,833
Jackson Financial, Inc.(a)
5.17%, 06/08/27	200	196,640
3.13%, 11/23/31	179	144,402
Kemper Corp., 3.80%, 02/23/32	226	195,382
Lincoln National Corp., 3.80%, 03/01/28(a)	1,243	1,112,546
Loews Corp.
3.75%, 04/01/26	413	405,977
3.20%, 05/15/30	541	490,424
Manulife Financial Corp.
4.15%, 03/04/26	413	406,907
2.48%, 05/19/27	179	166,602
3.70%, 03/16/32(a)	123	114,169
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(a)(b)	413	390,291
Markel Corp., 3.35%, 09/17/29	393	360,878
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24	829	813,415
3.50%, 03/10/25	413	404,498
3.75%, 03/14/26	829	813,815
4.38%, 03/15/29	829	823,868
2.25%, 11/15/30	286	244,185
5.75%, 11/01/32	100	107,393
MetLife, Inc.
3.00%, 03/01/25	167	161,657
4.55%, 03/23/30(a)	829	830,846
Old Republic International Corp.
4.88%, 10/01/24	163	161,520
3.88%, 08/26/26	250	240,916
PartnerRe Finance B LLC, 3.70%, 07/02/29	200	189,479
Primerica, Inc., 2.80%, 11/19/31(a)	136	114,755
Principal Financial Group, Inc.
3.40%, 05/15/25	163	157,796
3.10%, 11/15/26	129	123,567
3.70%, 05/15/29	189	179,387
2.13%, 06/15/30	229	191,070
5.38%, 03/15/33	80	81,397
Progressive Corp.
2.45%, 01/15/27	413	385,807
2.50%, 03/15/27	194	181,038

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (continued)
4.00%, 03/01/29	$225	$220,761
3.20%, 03/26/30	350	322,845
3.00%, 03/15/32(a)	190	170,951
Prudential Financial, Inc.
1.50%, 03/10/26	179	164,724
3.88%, 03/27/28	577	563,108
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(b)	829	805,166
(5-year CMT + 2.85%), 6.75%, 03/01/53(a)(b)	300	300,750
(5-year CMT + 3.04%), 3.70%, 10/01/50(b)	329	281,940
(5-year CMT + 3.16%), 5.13%, 03/01/52(b)	393	355,559
(5-year CMT + 3.23%), 6.00%, 09/01/52(b)	500	480,214
Prudential Funding Asia PLC
3.13%, 04/14/30	829	748,173
3.63%, 03/24/32(a)	413	374,281
Reinsurance Group of America, Inc., 3.90%, 05/15/29	393	369,601
Stewart Information Services Corp., 3.60%, 11/15/31	180	142,013
Trinity Acquisition PLC, 4.40%, 03/15/26	413	406,440
Unum Group, 4.00%, 06/15/29	129	123,950
Willis North America, Inc.
4.65%, 06/15/27	339	333,701
4.50%, 09/15/28	193	187,955

		42,756,967

Interactive Media & Services — 0.6%
Alphabet, Inc.
0.45%, 08/15/25(a)	663	611,349
2.00%, 08/15/26	1,323	1,248,899
0.80%, 08/15/27	447	394,403
1.10%, 08/15/30	1,488	1,231,226
Baidu, Inc.
3.08%, 04/07/25	560	538,230
4.13%, 06/30/25	478	467,783
1.72%, 04/09/26	350	318,426
2.38%, 08/23/31	350	288,488
eBay, Inc.
1.90%, 03/11/25	829	784,166
1.40%, 05/10/26	325	296,099
3.60%, 06/05/27	829	800,047
2.70%, 03/11/30	829	727,426
2.60%, 05/10/31	254	216,420
JD.com, Inc., 3.38%, 01/14/30	478	430,738
Meta Platforms, Inc.
3.50%, 08/15/27	1,500	1,455,604
3.85%, 08/15/32	1,590	1,500,932
Netflix, Inc., 5.88%, 11/15/28	1,500	1,575,889
Weibo Corp.
3.50%, 07/05/24	350	340,878
3.38%, 07/08/30(a)	300	241,071

		13,468,074

Internet Software & Services — 0.2%
Booking Holdings, Inc.
3.60%, 06/01/26	343	335,327
4.63%, 04/13/30	829	833,471
Expedia Group, Inc.
5.00%, 02/15/26	413	412,901
3.80%, 02/15/28	620	585,169

Security	Par (000)	Value

Internet Software & Services (continued)
Expedia Group, Inc. (continued)
3.25%, 02/15/30(a)	$683	$600,243
2.95%, 03/15/31	252	213,278
VeriSign, Inc.
5.25%, 04/01/25	179	179,760
4.75%, 07/15/27(a)	179	176,045
2.70%, 06/15/31	244	207,814

		3,544,008

IT Services — 1.0%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	201	193,891
2.90%, 12/01/29	413	363,293
2.60%, 05/01/31	381	319,658
CGI, Inc.
1.45%, 09/14/26	413	373,116
2.30%, 09/14/31	413	331,166
DXC Technology Co.(a)
1.80%, 09/15/26	496	435,819
2.38%, 09/15/28	329	279,094
Fidelity National Information Services, Inc.
4.50%, 07/15/25	300	297,003
1.15%, 03/01/26	492	443,056
4.70%, 07/15/27	85	84,544
1.65%, 03/01/28(a)	562	485,858
2.25%, 03/01/31(a)	484	391,448
5.10%, 07/15/32(a)	280	275,781
Fiserv, Inc.
2.75%, 07/01/24	808	785,159
3.85%, 06/01/25	350	342,609
3.20%, 07/01/26(a)	1,250	1,191,867
2.25%, 06/01/27	393	357,730
5.45%, 03/02/28	400	410,220
4.20%, 10/01/28(a)	829	808,619
3.50%, 07/01/29	1,864	1,736,189
2.65%, 06/01/30	291	253,634
5.60%, 03/02/33	250	260,690
Genpact Luxembourg SARL, 3.38%, 12/01/24	129	124,758
International Business Machines Corp.
3.00%, 05/15/24	1,059	1,037,408
4.00%, 07/27/25	450	445,153
4.50%, 02/06/26	300	300,380
3.45%, 02/19/26	700	681,688
3.30%, 05/15/26	1,243	1,205,122
3.30%, 01/27/27	655	631,289
1.70%, 05/15/27	881	796,168
4.15%, 07/27/27	1,000	992,348
4.50%, 02/06/28	300	300,677
3.50%, 05/15/29	1,119	1,049,978
1.95%, 05/15/30	459	387,090
4.40%, 07/27/32(a)	350	343,225
5.88%, 11/29/32(a)	163	177,136
4.75%, 02/06/33	300	299,410
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	262,900
3.15%, 10/15/31	260	200,176
Leidos, Inc.
3.63%, 05/15/25	200	194,206
2.30%, 02/15/31	620	503,097
5.75%, 03/15/33	500	511,358

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Verisk Analytics, Inc.
4.00%, 06/15/25	$163	$159,634
4.13%, 03/15/29	413	399,414
5.75%, 04/01/33	285	300,444

		21,723,503

Leisure Products — 0.0%
Hasbro, Inc.
3.00%, 11/19/24	413	399,697
3.55%, 11/19/26	225	212,840
3.50%, 09/15/27	163	154,789
3.90%, 11/19/29	225	206,693

		974,019

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75%, 09/15/29	534	479,669
2.30%, 03/12/31	572	481,229

		960,898

Machinery — 1.2%
Brunswick Corp.
2.40%, 08/18/31	194	148,254
4.40%, 09/15/32	329	290,984
Caterpillar Financial Services Corp.
2.85%, 05/17/24	1,659	1,624,143
3.30%, 06/09/24	163	160,562
2.15%, 11/08/24	374	360,879
4.90%, 01/17/25(a)	500	503,088
3.40%, 05/13/25	1,300	1,274,707
3.65%, 08/12/25	400	393,617
0.80%, 11/13/25	829	757,988
4.80%, 01/06/26	200	203,149
1.15%, 09/14/26	745	673,413
1.70%, 01/08/27	413	379,335
3.60%, 08/12/27(a)	400	391,984
Caterpillar, Inc.
3.40%, 05/15/24	413	409,043
2.60%, 04/09/30	413	372,744
1.90%, 03/12/31	753	636,305
CNH Industrial Capital LLC
3.95%, 05/23/25	201	196,253
5.45%, 10/14/25	200	202,187
1.88%, 01/15/26	179	166,019
1.45%, 07/15/26	142	127,356
4.55%, 04/10/28	200	197,920
Deere & Co.
2.75%, 04/15/25	829	803,332
3.10%, 04/15/30	413	384,856
Dover Corp.(a)
3.15%, 11/15/25	163	157,376
2.95%, 11/04/29	110	99,372
Flowserve Corp.
3.50%, 10/01/30	200	176,503
2.80%, 01/15/32	130	105,127
Fortive Corp., 3.15%, 06/15/26	413	394,903
IDEX Corp., 2.63%, 06/15/31	123	105,144
John Deere Capital Corp.
0.45%, 06/07/24	333	318,170
0.63%, 09/10/24	103	97,595
4.55%, 10/11/24	1,300	1,302,062
2.05%, 01/09/25	179	172,066

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp. (continued)
1.25%, 01/10/25	$413	$391,240
3.45%, 03/13/25	500	490,900
3.40%, 06/06/25	135	132,357
4.05%, 09/08/25	85	84,469
3.40%, 09/11/25	500	488,991
4.80%, 01/09/26	650	659,849
0.70%, 01/15/26	745	678,638
1.05%, 06/17/26(a)	209	190,614
2.25%, 09/14/26	413	388,642
1.30%, 10/13/26	425	385,198
1.70%, 01/11/27	193	176,450
4.15%, 09/15/27	950	949,967
3.05%, 01/06/28(a)	225	214,962
4.75%, 01/20/28	600	614,061
1.50%, 03/06/28	163	144,892
3.35%, 04/18/29(a)	279	266,278
2.80%, 07/18/29	520	478,802
2.45%, 01/09/30	225	200,910
1.45%, 01/15/31(a)	745	608,566
2.00%, 06/17/31	209	176,219
4.35%, 09/15/32(a)	450	452,192
Kennametal, Inc., 2.80%, 03/01/31	100	82,327
nVent Finance SARL
2.75%, 11/15/31	120	97,918
5.65%, 05/15/33(e)	50	50,491
Otis Worldwide Corp.
2.06%, 04/05/25	775	734,284
2.57%, 02/15/30	829	729,721
Stanley Black & Decker, Inc.
6.00%, 03/06/28	750	777,189
4.25%, 11/15/28	179	173,967
2.30%, 03/15/30	829	691,731
(5-year CMT + 2.66%), 4.00%, 03/15/60(b)	496	372,870
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	413	393,666
3.45%, 11/15/26	400	381,063
4.95%, 09/15/28	413	409,975

		26,655,835

Media — 2.0%
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%, 02/15/32(a)	413	341,327
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25	3,000	2,971,917
3.75%, 02/15/28	413	384,568
4.20%, 03/15/28	500	474,289
2.25%, 01/15/29	849	712,404
5.05%, 03/30/29	829	803,323
2.80%, 04/01/31	659	531,761
2.30%, 02/01/32	393	299,237
Comcast Corp.
3.38%, 08/15/25	623	608,581
3.95%, 10/15/25	2,036	2,012,096
5.25%, 11/07/25	835	852,237
3.15%, 03/01/26	1,450	1,408,546
2.35%, 01/15/27	702	655,903
3.30%, 02/01/27	829	800,603
3.30%, 04/01/27	309	297,831
5.35%, 11/15/27(a)	175	182,190

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
3.15%, 02/15/28	$1,036	$987,604
3.55%, 05/01/28(a)	829	799,290
4.15%, 10/15/28	2,691	2,669,003
2.65%, 02/01/30	782	700,095
3.40%, 04/01/30	648	607,485
4.25%, 10/15/30	479	474,382
1.95%, 01/15/31	699	585,047
1.50%, 02/15/31	714	577,296
5.50%, 11/15/32	200	214,347
4.25%, 01/15/33	1,150	1,125,452
4.65%, 02/15/33(a)	390	394,794
Discovery Communications LLC
3.90%, 11/15/24	163	158,837
3.45%, 03/15/25(a)	79	76,254
3.95%, 06/15/25	500	485,534
4.90%, 03/11/26	272	271,701
3.95%, 03/20/28	512	479,591
4.13%, 05/15/29	300	277,566
3.63%, 05/15/30	400	356,091
FactSet Research Systems, Inc.(a)
2.90%, 03/01/27	140	130,872
3.45%, 03/01/32	130	114,425
Fox Corp.
3.05%, 04/07/25	300	289,329
4.71%, 01/25/29	829	814,306
Grupo Televisa SAB, 4.63%, 01/30/26	200	196,350
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	829	813,953
2.40%, 03/01/31	185	154,596
Paramount Global
4.75%, 05/15/25	250	247,514
4.00%, 01/15/26	293	283,686
3.38%, 02/15/28(a)	413	378,220
3.70%, 06/01/28	413	378,816
7.88%, 07/30/30	350	386,063
4.95%, 01/15/31(a)	829	770,122
4.20%, 05/19/32(a)	400	344,228
TCI Communications, Inc., 7.88%, 02/15/26	163	176,450
TELUS Corp.
3.70%, 09/15/27	400	389,208
3.40%, 05/13/32	360	318,797
Thomson Reuters Corp., 3.35%, 05/15/26	66	63,833
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	107	103,951
3.00%, 02/13/26	130	125,858
1.85%, 07/30/26(a)	829	772,233
2.95%, 06/15/27	620	591,969
Walt Disney Co.
1.75%, 08/30/24	523	503,097
3.70%, 09/15/24	413	407,870
3.35%, 03/24/25	1,077	1,059,009
3.70%, 10/15/25	686	675,708
1.75%, 01/13/26	496	465,798
3.38%, 11/15/26	143	139,158
2.20%, 01/13/28(a)	829	761,539
2.00%, 09/01/29	863	754,683
3.80%, 03/22/30	829	801,992
2.65%, 01/13/31	856	758,767

Security	Par (000)	Value

Media (continued)
Warnermedia Holdings, Inc.
3.64%, 03/15/25(c)	$613	$593,313
6.41%, 03/15/26	600	605,175
3.76%, 03/15/27(c)	1,351	1,273,192
4.05%, 03/15/29(c)	802	742,377
4.28%, 03/15/32(c)	1,972	1,751,451
WPP Finance 2010, 3.75%, 09/19/24	163	159,072

		43,874,162

Metals & Mining — 0.6%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(a)	478	419,086
ArcelorMittal SA
4.55%, 03/11/26	163	160,076
6.55%, 11/29/27	500	522,231
4.25%, 07/16/29(a)	225	214,623
6.80%, 11/29/32	400	418,647
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	550	556,742
4.75%, 02/28/28	550	558,984
4.90%, 02/28/33	115	117,917
Freeport-McMoRan, Inc.
4.55%, 11/14/24	413	407,851
5.00%, 09/01/27	329	328,570
4.13%, 03/01/28	413	389,946
4.38%, 08/01/28	329	312,087
5.25%, 09/01/29(a)	329	324,556
4.25%, 03/01/30	329	305,961
4.63%, 08/01/30(a)	140	133,388
Newmont Corp.
2.80%, 10/01/29	245	218,444
2.25%, 10/01/30	413	348,058
2.60%, 07/15/32	300	252,362
Nucor Corp.
3.95%, 05/23/25	355	350,338
4.30%, 05/23/27	366	364,101
3.95%, 05/01/28(a)	179	174,414
2.70%, 06/01/30	179	157,932
3.13%, 04/01/32(a)	209	185,712
Precision Castparts Corp., 3.25%, 06/15/25	350	342,989
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28(a)	829	936,902
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	270	278,866
Southern Copper Corp., 3.88%, 04/23/25(a)	620	603,260
Steel Dynamics, Inc.
2.40%, 06/15/25	300	284,237
5.00%, 12/15/26	161	161,515
1.65%, 10/15/27	413	359,746
3.45%, 04/15/30	350	318,813
3.25%, 01/15/31	213	189,786
Timken Co.
4.50%, 12/15/28	413	404,148
4.13%, 04/01/32	225	208,018
Vale Overseas Ltd.
6.25%, 08/10/26(a)	279	287,802
3.75%, 07/08/30	829	737,769

		12,335,877

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Prologis LP
3.25%, 06/30/26	413	398,097
2.88%, 11/15/29	447	402,208

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Prologis LP (continued)
1.75%, 07/01/30	$243	$199,006
1.75%, 02/01/31	191	154,516
2.25%, 01/15/32	210	173,681

		1,327,508

Multi-Utilities — 0.4%
Atmos Energy Corp.
3.00%, 06/15/27	350	331,617
2.63%, 09/15/29	136	123,442
1.50%, 01/15/31	179	144,342
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	400	414,933
1.75%, 10/01/30	159	130,793
4.40%, 07/01/32(a)	200	196,137
5.40%, 03/01/33(a)	400	416,152
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	108	105,469
Series A, 2.50%, 11/15/24	408	392,586
National Fuel Gas Co.
5.20%, 07/15/25	400	398,062
2.95%, 03/01/31	413	334,512
NiSource, Inc.
0.95%, 08/15/25	721	662,052
3.49%, 05/15/27	829	793,855
5.25%, 03/30/28	495	505,589
2.95%, 09/01/29	179	161,309
3.60%, 05/01/30	450	418,183
1.70%, 02/15/31(a)	366	294,148
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31	413	347,592
Southern California Gas Co.
2.95%, 04/15/27	530	501,481
Series TT, 2.60%, 06/15/26(a)	186	177,030
Series XX, 2.55%, 02/01/30	229	200,960
Southern Co. Gas Capital Corp., Series 20-A,
1.75%, 01/15/31	413	331,116
Southwest Gas Corp.
5.80%, 12/01/27	300	310,180
2.20%, 06/15/30	129	106,851
4.05%, 03/15/32(a)	225	208,416

		8,006,807

Offshore Drilling & Other Services — 0.2%
Applied Materials, Inc.
3.90%, 10/01/25	103	101,918
3.30%, 04/01/27	829	802,694
1.75%, 06/01/30	213	179,624
KLA Corp.
4.65%, 11/01/24	467	467,114
4.10%, 03/15/29	413	408,006
4.65%, 07/15/32(a)	640	649,914
Lam Research Corp.
3.80%, 03/15/25	150	147,624
3.75%, 03/15/26	450	444,694
4.00%, 03/15/29	650	640,795
1.90%, 06/15/30	679	575,502

		4,417,885

Oil, Gas & Consumable Fuels — 5.0%
Boardwalk Pipelines LP
4.95%, 12/15/24	350	347,433
4.45%, 07/15/27	189	185,491

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Boardwalk Pipelines LP (continued)
4.80%, 05/03/29	$413	$408,652
BP Capital Markets America, Inc.
3.80%, 09/21/25	829	818,727
3.41%, 02/11/26	409	400,533
3.12%, 05/04/26	288	279,624
3.02%, 01/16/27	373	357,072
3.54%, 04/06/27	179	174,775
3.94%, 09/21/28	413	408,138
4.23%, 11/06/28	829	831,231
3.63%, 04/06/30	829	793,764
1.75%, 08/10/30	425	356,840
2.72%, 01/12/32	413	361,342
4.81%, 02/13/33	1,450	1,475,123
BP Capital Markets PLC
3.28%, 09/19/27	413	399,996
3.72%, 11/28/28	829	811,256
Burlington Resources LLC, 7.40%, 12/01/31	320	379,562
Canadian Natural Resources Ltd.
3.90%, 02/01/25	163	159,576
3.85%, 06/01/27	613	588,544
2.95%, 07/15/30(a)	413	363,003
Cenovus Energy, Inc., 2.65%, 01/15/32(a)	136	113,251
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	950	957,493
5.13%, 06/30/27	593	595,640
3.70%, 11/15/29	763	714,035
Cheniere Energy Partners LP
4.50%, 10/01/29	600	564,502
4.00%, 03/01/31	1,000	894,425
3.25%, 01/31/32(a)	500	416,541
Cheniere Energy, Inc., 4.63%, 10/15/28	600	571,920
Chevron Corp.
1.55%, 05/11/25	1,204	1,138,217
3.33%, 11/17/25	413	403,434
2.95%, 05/16/26	1,036	1,005,080
2.00%, 05/11/27	430	399,042
2.24%, 05/11/30	787	701,563
Chevron USA, Inc.
3.90%, 11/15/24	350	347,808
0.69%, 08/12/25	628	577,945
1.02%, 08/12/27(a)	541	480,310
3.85%, 01/15/28	243	242,604
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	1,310	1,312,292
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	176	215,493
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	163	161,520
Conoco Funding Co., 7.25%, 10/15/31	350	409,579
ConocoPhillips Co.
2.40%, 03/07/25	550	528,243
6.95%, 04/15/29	450	508,109
Continental Resources, Inc.
3.80%, 06/01/24(a)	579	567,866
4.38%, 01/15/28	579	550,554
Coterra Energy, Inc.
3.90%, 05/15/27	400	384,956
4.38%, 03/15/29(a)	179	172,037
DCP Midstream Operating LP
5.38%, 07/15/25	330	330,063
5.63%, 07/15/27	200	202,856

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP (continued)
5.13%, 05/15/29	$250	$247,851
3.25%, 02/15/32	160	136,718
Devon Energy Corp.
5.85%, 12/15/25	163	165,922
5.88%, 06/15/28(a)	538	545,424
4.50%, 01/15/30	538	515,571
7.88%, 09/30/31	450	525,511
Diamondback Energy, Inc.
3.25%, 12/01/26	500	479,683
3.50%, 12/01/29	829	766,499
3.13%, 03/24/31	120	104,961
6.25%, 03/15/33	720	768,030
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	162,900
Enbridge Energy Partners LP, 5.88%, 10/15/25	193	196,778
Enbridge, Inc.
2.50%, 01/15/25	163	156,629
2.50%, 02/14/25	59	56,457
1.60%, 10/04/26	381	345,034
4.25%, 12/01/26	829	815,983
3.70%, 07/15/27(a)	829	794,944
3.13%, 11/15/29	320	290,811
5.70%, 03/08/33	1,090	1,131,955
Energy Transfer LP
4.05%, 03/15/25	829	812,804
2.90%, 05/15/25	457	436,203
4.75%, 01/15/26	829	821,815
4.40%, 03/15/27	500	487,571
4.20%, 04/15/27	829	800,951
5.50%, 06/01/27	650	659,444
4.00%, 10/01/27	300	288,291
5.55%, 02/15/28	290	295,679
4.95%, 05/15/28(a)	829	821,736
4.95%, 06/15/28	393	391,297
5.25%, 04/15/29	593	595,040
3.75%, 05/15/30	1,029	946,052
5.75%, 02/15/33	600	611,765
Enterprise Products Operating LLC
3.75%, 02/15/25	484	477,834
5.05%, 01/10/26	350	355,707
3.70%, 02/15/26	376	368,937
3.95%, 02/15/27	209	206,393
4.15%, 10/16/28	829	816,091
3.13%, 07/31/29	600	552,357
2.80%, 01/31/30	711	635,644
5.35%, 01/31/33	350	364,436
Series E, (3-mo. LIBOR US + 3.03%), 5.25%, 08/16/77(b)	620	536,920
EOG Resources, Inc.
4.15%, 01/15/26	450	446,798
4.38%, 04/15/30(a)	829	831,460
EQT Corp.
6.13%, 02/01/25	538	539,436
3.90%, 10/01/27	660	624,393
5.70%, 04/01/28	55	55,240
5.00%, 01/15/29	130	124,441
7.00%, 02/01/30(a)	371	391,424
Equinor ASA
3.25%, 11/10/24	413	406,051
2.88%, 04/06/25	409	396,544

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Equinor ASA (continued)
3.13%, 04/06/30(a)	$829	$778,280
2.38%, 05/22/30	829	736,807
Exxon Mobil Corp.
2.02%, 08/16/24	413	399,977
2.71%, 03/06/25	1,036	1,005,802
2.99%, 03/19/25	1,409	1,372,172
3.04%, 03/01/26	1,062	1,033,029
2.28%, 08/16/26	413	391,359
3.29%, 03/19/27	660	646,926
2.44%, 08/16/29	413	378,212
3.48%, 03/19/30	911	874,617
2.61%, 10/15/30	1,010	912,654
Helmerich & Payne, Inc., 2.90%, 09/29/31	350	291,862
Hess Corp.
4.30%, 04/01/27	393	385,862
7.30%, 08/15/31	250	281,213
7.13%, 03/15/33	450	505,261
HF Sinclair Corp., 5.88%, 04/01/26	413	418,666
Kinder Morgan Energy Partners LP
4.30%, 05/01/24	413	409,263
4.25%, 09/01/24	100	98,966
Kinder Morgan, Inc.
4.30%, 06/01/25	739	729,975
1.75%, 11/15/26	215	194,283
4.30%, 03/01/28(a)	493	485,872
2.00%, 02/15/31(a)	745	605,881
7.80%, 08/01/31	350	400,171
7.75%, 01/15/32	829	964,255
4.80%, 02/01/33(a)	200	193,627
Magellan Midstream Partners LP
5.00%, 03/01/26	350	353,459
3.25%, 06/01/30	225	204,360
Marathon Oil Corp.
4.40%, 07/15/27	829	809,525
6.80%, 03/15/32	229	243,962
Marathon Petroleum Corp.
3.63%, 09/15/24	55	53,904
4.70%, 05/01/25	829	823,855
5.13%, 12/15/26	350	354,476
3.80%, 04/01/28	179	171,815
MPLX LP
4.88%, 12/01/24	763	760,072
4.88%, 06/01/25	763	760,307
1.75%, 03/01/26	600	551,919
4.13%, 03/01/27	829	809,346
4.25%, 12/01/27	309	302,118
4.00%, 03/15/28	829	800,938
2.65%, 08/15/30	727	621,158
4.95%, 09/01/32	500	490,804
5.00%, 03/01/33	705	692,713
ONEOK Partners LP, 4.90%, 03/15/25	163	162,112
ONEOK, Inc.
2.75%, 09/01/24	355	344,153
5.85%, 01/15/26	229	233,559
4.55%, 07/15/28	413	405,473
4.35%, 03/15/29	829	792,952
3.40%, 09/01/29	229	207,488
3.10%, 03/15/30	400	354,043
6.35%, 01/15/31	229	242,176
6.10%, 11/15/32	300	313,642

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Ovintiv Exploration, Inc., 5.38%, 01/01/26	$251	$251,850
Ovintiv, Inc.
8.13%, 09/15/30(a)	130	144,996
7.20%, 11/01/31	145	155,133
7.38%, 11/01/31(a)	413	450,000
Phillips 66
3.85%, 04/09/25	239	234,168
4.95%, 12/01/27	170	171,582
3.90%, 03/15/28	300	290,711
2.15%, 12/15/30(a)	329	274,513
5.30%, 06/30/33(a)	230	232,901
Phillips 66 Co.(c)
3.55%, 10/01/26	413	395,307
3.15%, 12/15/29	305	275,142
Pioneer Natural Resources Co.
5.10%, 03/29/26	455	459,517
1.90%, 08/15/30	994	825,344
2.15%, 01/15/31	650	545,006
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	620	605,441
4.65%, 10/15/25	450	445,426
4.50%, 12/15/26	413	405,525
3.55%, 12/15/29	329	297,116
3.80%, 09/15/30	200	180,973
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	655	655,033
5.63%, 03/01/25	1,279	1,285,291
5.88%, 06/30/26	829	846,267
5.00%, 03/15/27	829	829,075
4.20%, 03/15/28	829	802,989
4.50%, 05/15/30	1,259	1,219,098
Shell International Finance BV
2.00%, 11/07/24	829	799,669
3.25%, 05/11/25	1,036	1,011,552
2.88%, 05/10/26	593	572,329
2.50%, 09/12/26	829	788,167
3.88%, 11/13/28(a)	829	819,914
2.38%, 11/07/29	829	741,218
2.75%, 04/06/30(a)	589	538,373
Spectra Energy Partners LP
3.50%, 03/15/25	163	158,366
3.38%, 10/15/26	829	792,199
Targa Resources Corp.
4.20%, 02/01/33(a)	374	339,785
6.13%, 03/15/33	450	469,808
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	335,233
5.00%, 01/15/28	329	321,703
6.88%, 01/15/29	329	336,007
5.50%, 03/01/30	496	483,193
4.88%, 02/01/31	496	467,439
4.00%, 01/15/32	496	435,870
TC PipeLines LP
4.38%, 03/13/25	163	160,106
3.90%, 05/25/27	27	26,289
TotalEnergies Capital International SA
2.43%, 01/10/25	400	386,944
3.46%, 02/19/29	489	467,661
2.83%, 01/10/30	500	457,140

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital SA, 3.88%, 10/11/28	$400	$394,546
TransCanada PipeLines Ltd.
1.00%, 10/12/24	523	491,080
4.88%, 01/15/26	702	702,780
6.20%, 03/09/26	400	402,290
4.25%, 05/15/28	620	606,422
4.10%, 04/15/30	443	422,513
2.50%, 10/12/31	413	341,742
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	663	710,960
4.00%, 03/15/28	620	597,841
Valero Energy Corp.
2.15%, 09/15/27	209	189,854
4.35%, 06/01/28(a)	212	209,004
2.80%, 12/01/31	179	151,205
7.50%, 04/15/32	310	356,947
Valero Energy Partners LP, 4.50%, 03/15/28	413	408,342
Western Midstream Operating LP
4.30%, 02/01/30	500	456,404
6.15%, 04/01/33	400	406,724
Williams Cos., Inc.
4.55%, 06/24/24	459	455,232
3.90%, 01/15/25	163	160,081
4.00%, 09/15/25	163	159,614
5.40%, 03/02/26	220	224,416
3.75%, 06/15/27	620	598,492
3.50%, 11/15/30	829	758,613
2.60%, 03/15/31	539	457,917
8.75%, 03/15/32	400	482,555
4.65%, 08/15/32	200	194,099
5.65%, 03/15/33	600	621,754

		110,178,592

Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	297	271,353
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	694	600,694
Continental Airlines Pass-Through Trust, Series 2012- 2 A, Class A, 4.00%, 04/29/26	218	221,019
JetBlue Pass-Through Trust, 4.00%, 11/15/32(a)	261	239,908
Southwest Airlines Co.
5.25%, 05/04/25	543	544,343
5.13%, 06/15/27	1,027	1,035,306
2.63%, 02/10/30	159	136,547
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	75	72,089
Series 2016-1, Class AA, 3.10%, 01/07/30	293	266,680
Series 2020-1, Class A, 5.88%, 04/15/29	1,069	1,069,195

		4,457,134

Personal Care Products — 0.8%
Colgate-Palmolive Co.
4.80%, 03/02/26	80	81,775
4.60%, 03/01/28(a)	80	82,524
4.60%, 03/01/33	80	82,960
Estee Lauder Cos., Inc.
2.00%, 12/01/24	243	232,848
3.15%, 03/15/27	179	173,914
2.38%, 12/01/29	61	54,303
2.60%, 04/15/30	413	371,185
1.95%, 03/15/31	193	163,968

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Care Products (continued)
Haleon U.K. Capital PLC, 3.13%, 03/24/25	$982	$948,484
Haleon U.S. Capital LLC
3.38%, 03/24/27	800	763,717
3.38%, 03/24/29	400	372,378
3.63%, 03/24/32	1,062	975,186
Kenvue, Inc.
5.50%, 03/22/25	430	437,262
5.35%, 03/22/26	370	379,854
5.05%, 03/22/28	515	533,379
5.00%, 03/22/30	390	404,434
4.90%, 03/22/33	690	714,510
Procter & Gamble Co.
0.55%, 10/29/25(a)	349	319,812
4.10%, 01/26/26	550	551,515
1.00%, 04/23/26	467	428,925
2.45%, 11/03/26	450	427,750
1.90%, 02/01/27	500	466,485
2.80%, 03/25/27	1,000	961,142
2.85%, 08/11/27	413	395,990
3.95%, 01/26/28	250	251,050
3.00%, 03/25/30	829	779,970
1.20%, 10/29/30	425	349,395
1.95%, 04/23/31	829	720,150
2.30%, 02/01/32	480	427,132
4.05%, 01/26/33	450	453,576
Unilever Capital Corp.
3.10%, 07/30/25	400	387,895
2.00%, 07/28/26(a)	490	460,502
2.90%, 05/05/27	490	469,086
3.50%, 03/22/28	500	489,558
2.13%, 09/06/29	655	578,358
1.38%, 09/14/30	527	431,353
1.75%, 08/12/31	200	165,101
5.90%, 11/15/32	450	507,374

		16,794,800

Pharmaceuticals — 3.3%
AbbVie, Inc.
2.60%, 11/21/24	1,534	1,480,926
3.80%, 03/15/25	1,450	1,425,465
3.60%, 05/14/25	1,793	1,751,709
3.20%, 05/14/26	1,190	1,146,322
2.95%, 11/21/26	2,709	2,571,558
4.25%, 11/14/28	723	717,489
3.20%, 11/21/29	3,714	3,432,024
Astrazeneca Finance LLC
1.20%, 05/28/26	829	758,696
4.88%, 03/03/28	400	412,987
1.75%, 05/28/28	721	642,607
4.90%, 03/03/30	500	516,875
2.25%, 05/28/31	150	129,971
4.88%, 03/03/33	500	519,482
AstraZeneca PLC
3.38%, 11/16/25	741	724,308
0.70%, 04/08/26(a)	911	826,647
3.13%, 06/12/27	413	396,989
4.00%, 01/17/29	343	340,746
1.38%, 08/06/30	911	748,722
Bristol-Myers Squibb Co.
2.90%, 07/26/24	900	881,460
0.75%, 11/13/25	450	413,419

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
3.20%, 06/15/26	$626	$609,747
1.13%, 11/13/27	450	396,693
3.45%, 11/15/27(a)	800	778,139
3.90%, 02/20/28	829	823,538
3.40%, 07/26/29	1,067	1,020,800
1.45%, 11/13/30	620	508,595
2.95%, 03/15/32	615	555,363
Cigna Corp.
3.50%, 06/15/24	620	609,675
3.25%, 04/15/25	225	218,380
4.13%, 11/15/25	829	818,411
4.50%, 02/25/26	163	162,597
1.25%, 03/15/26	413	376,813
3.40%, 03/01/27	620	595,393
3.05%, 10/15/27	179	168,598
4.38%, 10/15/28	2,153	2,138,341
2.40%, 03/15/30	829	718,806
2.38%, 03/15/31	590	500,023
Cigna Group, 5.40%, 03/15/33	290	301,580
CVS Health Corp.
2.63%, 08/15/24	1,014	984,283
4.10%, 03/25/25	118	117,270
3.88%, 07/20/25	1,330	1,308,602
5.00%, 02/20/26	460	465,403
2.88%, 06/01/26	700	667,824
3.63%, 04/01/27	113	109,378
1.30%, 08/21/27	1,243	1,089,882
4.30%, 03/25/28	2,075	2,049,593
3.25%, 08/15/29	709	653,214
5.13%, 02/21/30	500	508,654
3.75%, 04/01/30	597	559,173
1.75%, 08/21/30	512	418,144
1.88%, 02/28/31	1,023	833,195
2.13%, 09/15/31(a)	371	304,370
5.25%, 02/21/33	950	970,336
Eli Lilly & Co.
5.00%, 02/27/26	350	352,031
3.10%, 05/15/27	620	597,884
3.38%, 03/15/29	829	796,524
4.70%, 02/27/33	190	197,251
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	829	791,756
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	829	819,191
3.88%, 05/15/28	829	819,001
Johnson & Johnson
2.63%, 01/15/25	300	292,596
0.55%, 09/01/25	339	313,019
2.45%, 03/01/26	715	686,782
2.95%, 03/03/27	400	387,590
0.95%, 09/01/27	600	532,887
2.90%, 01/15/28	829	798,819
1.30%, 09/01/30	650	545,531
Mead Johnson Nutrition Co., 4.13%, 11/15/25	829	815,909
Merck & Co., Inc.
2.75%, 02/10/25	1,263	1,228,668
0.75%, 02/24/26	400	366,049
1.70%, 06/10/27	775	707,554
1.90%, 12/10/28	795	709,210
3.40%, 03/07/29	750	724,515
1.45%, 06/24/30	443	368,687

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
2.15%, 12/10/31	$764	$651,843
Mylan, Inc., 4.55%, 04/15/28	660	632,257
Novartis Capital Corp.
3.40%, 05/06/24	1,160	1,142,710
1.75%, 02/14/25	413	394,457
3.00%, 11/20/25	911	882,970
2.00%, 02/14/27	413	383,687
3.10%, 05/17/27	373	360,654
2.20%, 08/14/30	829	733,055
Pfizer, Inc.
3.40%, 05/15/24	829	817,138
0.80%, 05/28/25	285	265,698
2.75%, 06/03/26	505	487,334
3.00%, 12/15/26	620	600,451
3.60%, 09/15/28	359	352,911
3.45%, 03/15/29	660	638,802
2.63%, 04/01/30	829	750,717
1.70%, 05/28/30	683	578,304
1.75%, 08/18/31	829	691,548
Sanofi, 3.63%, 06/19/28	359	353,112
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,576	1,502,140
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,078	1,097,694
2.05%, 03/31/30	1,154	981,206
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	913	873,556
Viatris, Inc.
1.65%, 06/22/25	829	764,339
2.30%, 06/22/27	829	730,933
2.70%, 06/22/30(a)	493	401,666
Zoetis, Inc.
4.50%, 11/13/25	300	298,468
3.00%, 09/12/27	350	332,985
3.90%, 08/20/28	179	175,355
2.00%, 05/15/30	329	279,256
5.60%, 11/16/32	300	322,089

		73,508,004

Real Estate — 0.0%
Prologis LP
2.25%, 04/15/30	427	367,814
1.25%, 10/15/30	300	237,468

		605,282

Real Estate Management & Development — 0.1%
CBRE Services, Inc.
4.88%, 03/01/26	163	163,120
2.50%, 04/01/31	193	154,566
Essential Properties LP, 2.95%, 07/15/31	129	95,254
VICI Properties LP, 5.13%, 05/15/32(a)	950	906,620

		1,319,560

Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33	75	76,740
UDR, Inc.
4.40%, 01/26/29	129	124,434
3.20%, 01/15/30	413	372,273
3.00%, 08/15/31(a)	413	356,955

		930,402

Security	Par (000)	Value

Retail REITs — 0.0%
Realty Income Corp.
4.70%, 12/15/28	$220	$217,782
4.85%, 03/15/30	40	39,811
5.63%, 10/13/32	500	517,829
4.90%, 07/15/33	340	333,811

		1,109,233

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc., 3.92%, 06/01/32(a)	430	417,477
Analog Devices, Inc.
3.50%, 12/05/26	620	603,964
3.45%, 06/15/27(c)	500	485,309
1.70%, 10/01/28	450	396,427
2.10%, 10/01/31	650	552,999
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	1,842	1,789,715
3.50%, 01/15/28	413	387,862
Broadcom, Inc.
3.15%, 11/15/25	294	282,112
3.46%, 09/15/26(a)	309	296,063
1.95%, 02/15/28(c)	198	173,798
4.11%, 09/15/28	700	673,552
4.00%, 04/15/29(c)	450	423,791
4.75%, 04/15/29	800	792,457
4.15%, 11/15/30	596	554,333
2.45%, 02/15/31(c)	1,715	1,405,836
4.15%, 04/15/32(c)	512	467,682
4.30%, 11/15/32	794	728,020
2.60%, 02/15/33(c)	700	552,427
3.42%, 04/15/33(c)	1,000	841,641
Flex Ltd.
4.75%, 06/15/25	250	245,984
3.75%, 02/01/26	250	239,875
6.00%, 01/15/28	300	305,025
4.88%, 06/15/29	413	399,966
4.88%, 05/12/30	243	236,363
Honeywell International, Inc.
2.30%, 08/15/24	829	804,791
4.85%, 11/01/24	100	100,568
1.35%, 06/01/25	472	443,999
2.50%, 11/01/26	600	571,130
1.10%, 03/01/27	829	746,600
4.95%, 02/15/28(a)	100	103,807
2.70%, 08/15/29	293	270,414
1.95%, 06/01/30	829	710,404
1.75%, 09/01/31	829	685,396
5.00%, 02/15/33	600	632,886
Intel Corp.
2.88%, 05/11/24	829	812,213
3.40%, 03/25/25	540	530,798
3.70%, 07/29/25	1,379	1,357,567
4.88%, 02/10/26	600	607,865
2.60%, 05/19/26	400	381,319
3.75%, 03/25/27	660	646,821
3.15%, 05/11/27(a)	400	383,533
3.75%, 08/05/27	750	734,109
4.88%, 02/10/28	1,055	1,073,541
1.60%, 08/12/28	297	260,040
4.00%, 08/05/29	350	342,052
2.45%, 11/15/29	829	731,064
5.13%, 02/10/30	600	614,536
3.90%, 03/25/30	550	527,401

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
2.00%, 08/12/31	$413	$341,350
4.15%, 08/05/32(a)	810	782,477
5.20%, 02/10/33	1,000	1,021,126
Jabil, Inc.
1.70%, 04/15/26	694	630,168
4.25%, 05/15/27	145	141,388
5.45%, 02/01/29	75	75,487
3.00%, 01/15/31	219	186,768
Marvell Technology, Inc.
1.65%, 04/15/26	736	671,253
2.45%, 04/15/28	829	728,923
2.95%, 04/15/31	393	328,006
Microchip Technology, Inc.
0.98%, 09/01/24	400	376,468
4.25%, 09/01/25	829	813,932
Micron Technology, Inc.
4.98%, 02/06/26	163	162,200
4.19%, 02/15/27	400	385,711
5.38%, 04/15/28	340	338,884
5.33%, 02/06/29	163	162,313
6.75%, 11/01/29	500	526,911
4.66%, 02/15/30(a)	300	287,482
2.70%, 04/15/32	829	663,935
5.88%, 02/09/33	200	201,651
NVIDIA Corp.
3.20%, 09/16/26	829	808,257
1.55%, 06/15/28	600	533,594
2.85%, 04/01/30	946	867,575
2.00%, 06/15/31	579	490,579
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26	239	230,912
4.40%, 06/01/27	400	392,542
4.30%, 06/18/29	829	788,845
3.40%, 05/01/30	465	416,553
2.50%, 05/11/31	311	256,342
2.65%, 02/15/32	308	252,618
5.00%, 01/15/33(a)	500	487,908
Qorvo, Inc., 4.38%, 10/15/29	454	412,945
QUALCOMM, Inc.
3.45%, 05/20/25(a)	600	588,684
3.25%, 05/20/27(a)	763	739,137
1.30%, 05/20/28	366	320,042
2.15%, 05/20/30(a)	500	437,344
1.65%, 05/20/32	700	564,550
4.25%, 05/20/32	93	92,952
5.40%, 05/20/33(a)	500	537,751
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	96,435
3.00%, 06/01/31	123	102,738
Texas Instruments, Inc.
4.70%, 11/18/24	100	100,182
1.38%, 03/12/25	450	426,451
4.60%, 02/15/28	170	174,304
2.25%, 09/04/29	562	501,998
1.75%, 05/04/30	450	382,414
1.90%, 09/15/31	467	393,144
3.65%, 08/16/32	200	190,661
4.90%, 03/14/33	120	125,182

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
TSMC Arizona Corp.
1.75%, 10/25/26	$450	$408,087
3.88%, 04/22/27	1,000	981,125
2.50%, 10/25/31	410	350,627
4.25%, 04/22/32(a)	400	394,700
Xilinx, Inc., 2.38%, 06/01/30	260	227,861

		50,227,004

Software — 1.8%
Activision Blizzard, Inc.
3.40%, 09/15/26	350	340,050
3.40%, 06/15/27	129	124,144
1.35%, 09/15/30	61	49,645
Autodesk, Inc.
3.50%, 06/15/27(a)	209	202,307
2.85%, 01/15/30	26	23,208
2.40%, 12/15/31	637	534,250
Electronic Arts, Inc., 1.85%, 02/15/31	213	176,398
Intuit, Inc.
0.95%, 07/15/25	625	578,047
1.35%, 07/15/27(a)	683	609,546
1.65%, 07/15/30	166	138,342
Microsoft Corp.
2.70%, 02/12/25	1,450	1,413,228
3.13%, 11/03/25	1,184	1,158,533
2.40%, 08/08/26	2,553	2,433,892
3.30%, 02/06/27(a)	2,584	2,538,507
Oracle Corp.
3.40%, 07/08/24	759	744,203
2.95%, 11/15/24	2,903	2,810,242
2.50%, 04/01/25	1,479	1,412,098
2.95%, 05/15/25	413	397,954
5.80%, 11/10/25	920	942,962
1.65%, 03/25/26	741	680,415
2.65%, 07/15/26	1,315	1,234,938
2.80%, 04/01/27	1,243	1,158,119
3.25%, 11/15/27	1,820	1,715,805
2.30%, 03/25/28	1,148	1,026,949
4.50%, 05/06/28	130	128,662
6.15%, 11/09/29	205	217,518
2.95%, 04/01/30	2,200	1,948,928
4.65%, 05/06/30	130	127,441
3.25%, 05/15/30	787	706,778
2.88%, 03/25/31	1,293	1,114,325
6.25%, 11/09/32	900	971,679
4.90%, 02/06/33	730	719,209
Roper Technologies, Inc.
2.35%, 09/15/24	156	150,432
1.00%, 09/15/25	512	469,580
3.80%, 12/15/26	163	158,644
1.40%, 09/15/27	305	267,475
4.20%, 09/15/28	450	447,190
2.95%, 09/15/29	359	324,244
2.00%, 06/30/30	313	259,325
1.75%, 02/15/31	404	322,878
Salesforce, Inc.
3.70%, 04/11/28	1,009	1,001,173
1.50%, 07/15/28	450	397,548
1.95%, 07/15/31	689	578,687
ServiceNow, Inc., 1.40%, 09/01/30	670	540,638

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	$388	$377,343
5.00%, 03/28/26	300	302,282
3.70%, 04/14/27	305	294,763
4.95%, 03/28/28	300	302,539
4.00%, 04/14/32(a)	359	337,904
VMware, Inc.
1.00%, 08/15/24	800	757,399
4.50%, 05/15/25	500	494,988
1.40%, 08/15/26	909	811,688
3.90%, 08/21/27	600	577,841
1.80%, 08/15/28	500	425,922
4.70%, 05/15/30	309	297,766
2.20%, 08/15/31	600	475,676
Workday, Inc.
3.50%, 04/01/27	639	613,256
3.70%, 04/01/29	279	262,997
3.80%, 04/01/32(a)	421	384,293

		40,012,793

Specialized REITs — 0.0%
American Tower Corp., 5.65%, 03/15/33	290	301,170
Crown Castle, Inc.
4.80%, 09/01/28	220	220,304
5.10%, 05/01/33	225	225,626

		747,100

Specialty Retail — 0.2%
Advance Auto Parts, Inc.
5.90%, 03/09/26	145	148,855
5.95%, 03/09/28	400	412,951
AutoZone, Inc.
3.25%, 04/15/25	107	103,695
4.50%, 02/01/28	340	339,267
3.75%, 04/18/29	179	169,603
4.00%, 04/15/30(a)	300	285,684
4.75%, 02/01/33	350	347,831
Best Buy Co., Inc., 1.95%, 10/01/30(a)	236	193,582
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32(a)	329	272,785
Lowe’s Cos., Inc., 5.15%, 07/01/33	370	377,104
O’Reilly Automotive, Inc., 3.60%, 09/01/27(a)	300	290,916
Ross Stores, Inc.
4.60%, 04/15/25	413	410,741
1.88%, 04/15/31	179	145,254

		3,498,268

Technology Hardware, Storage & Peripherals — 1.8%
Adobe, Inc.
1.90%, 02/01/25	103	98,765
3.25%, 02/01/25	500	490,538
2.15%, 02/01/27	306	284,891
2.30%, 02/01/30	994	883,164
Apple, Inc.
3.45%, 05/06/24	829	817,253
2.85%, 05/11/24	709	696,174
1.80%, 09/11/24	1,355	1,309,827
2.75%, 01/13/25	829	808,475
2.50%, 02/09/25	66	64,026
1.13%, 05/11/25	1,488	1,399,282
3.20%, 05/13/25	620	608,378
0.55%, 08/20/25	523	482,714

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
0.70%, 02/08/26	$1,613	$1,473,152
3.25%, 02/23/26	1,584	1,550,414
2.45%, 08/04/26	1,169	1,115,417
2.05%, 09/11/26	900	844,528
3.35%, 02/09/27	909	888,263
3.20%, 05/11/27(a)	1,243	1,212,775
2.90%, 09/12/27	829	796,427
3.00%, 11/13/27	829	799,695
1.20%, 02/08/28	989	874,543
1.40%, 08/05/28	1,530	1,345,935
3.25%, 08/08/29	400	383,494
2.20%, 09/11/29	1,023	920,404
1.65%, 05/11/30	1,160	990,587
1.25%, 08/20/30	523	431,484
1.65%, 02/08/31	1,123	948,660
1.70%, 08/05/31	130	108,742
3.35%, 08/08/32(a)	800	759,113
Dell International LLC/EMC Corp.
4.00%, 07/15/24	829	818,362
5.85%, 07/15/25	496	506,554
6.02%, 06/15/26	2,463	2,534,805
4.90%, 10/01/26	829	829,413
5.25%, 02/01/28	550	556,796
5.30%, 10/01/29(a)	1,036	1,047,184
5.75%, 02/01/33(a)	400	405,333
Dell, Inc., 7.10%, 04/15/28(a)	329	352,461
Fortinet, Inc.
1.00%, 03/15/26	628	568,880
2.20%, 03/15/31	183	151,540
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	600	606,386
4.90%, 10/15/25	1,036	1,032,089
1.75%, 04/01/26	829	766,108
HP, Inc.
2.20%, 06/17/25	413	390,696
1.45%, 06/17/26(a)	625	564,936
3.00%, 06/17/27(a)	450	419,398
4.75%, 01/15/28(a)	350	347,735
4.00%, 04/15/29	430	408,260
3.40%, 06/17/30	413	366,014
2.65%, 06/17/31	329	267,920
4.20%, 04/15/32	430	385,319
5.50%, 01/15/33	650	645,003
NetApp, Inc.
1.88%, 06/22/25	558	523,079
2.70%, 06/22/30	400	345,572
Western Digital Corp.
4.75%, 02/15/26	759	721,297
2.85%, 02/01/29(a)	26	20,566
3.10%, 02/01/32(a)	145	105,223

		39,074,049

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.40%, 03/27/25	400	387,567
2.38%, 11/01/26	400	377,796
2.75%, 03/27/27	359	342,536
2.85%, 03/27/30	829	766,431

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc., 3.05%, 03/15/32	$200	$165,625
VF Corp.
2.40%, 04/23/25	350	330,896
2.95%, 04/23/30(a)	413	350,032

		2,720,883

Tobacco — 1.0%
Altria Group, Inc.
2.35%, 05/06/25	656	625,249
4.40%, 02/14/26(a)	500	496,339
2.63%, 09/16/26	209	195,709
4.80%, 02/14/29(a)	1,107	1,099,226
3.40%, 05/06/30	359	320,036
2.45%, 02/04/32	607	482,815
BAT Capital Corp.
3.22%, 08/15/24	1,036	1,007,814
2.79%, 09/06/24	409	394,734
3.22%, 09/06/26	829	786,150
4.70%, 04/02/27	413	407,895
3.56%, 08/15/27	1,373	1,284,912
2.26%, 03/25/28	496	430,643
4.91%, 04/02/30	496	478,821
2.73%, 03/25/31	493	399,580
4.74%, 03/16/32	454	424,169
7.75%, 10/19/32	340	376,700
BAT International Finance PLC(a)
1.67%, 03/25/26	663	603,662
4.45%, 03/16/28	454	436,112
Philip Morris International, Inc.
3.25%, 11/10/24	829	810,888
5.13%, 11/15/24	500	503,118
1.50%, 05/01/25	300	282,227
3.38%, 08/11/25(a)	620	605,345
5.00%, 11/17/25	500	504,478
4.88%, 02/13/26	700	703,610
2.75%, 02/25/26(a)	342	326,325
0.88%, 05/01/26	300	270,466
3.13%, 08/17/27(a)	179	170,191
5.13%, 11/17/27	490	501,758
4.88%, 02/15/28	700	706,166
3.38%, 08/15/29	800	742,192
5.63%, 11/17/29	385	402,130
5.13%, 02/15/30	900	909,371
2.10%, 05/01/30	259	217,640
1.75%, 11/01/30	259	209,094
5.75%, 11/17/32	615	645,908
5.38%, 02/15/33	1,300	1,325,955
Reynolds American, Inc., 4.45%, 06/12/25	1,279	1,258,018

		21,345,446

Transportation Infrastructure — 0.3%
FedEx Corp.
3.25%, 04/01/26	450	438,269
3.10%, 08/05/29	829	764,719
4.25%, 05/15/30	309	301,608
2.40%, 05/15/31(a)	516	438,198
Ryder System, Inc.
2.50%, 09/01/24	213	205,568
1.75%, 09/01/26	404	363,745
2.90%, 12/01/26	161	150,081

Security	Par (000)	Value

Transportation Infrastructure (continued)
Ryder System, Inc. (continued)
2.85%, 03/01/27	$103	$95,352
4.30%, 06/15/27(a)	110	107,560
5.65%, 03/01/28	200	204,977
United Parcel Service, Inc.
3.90%, 04/01/25(a)	829	822,805
2.40%, 11/15/26	659	625,059
3.05%, 11/15/27	413	396,971
3.40%, 03/15/29	350	337,483
4.45%, 04/01/30	350	354,635
4.88%, 03/03/33(a)	400	413,853

		6,020,883

Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25	620	605,279
2.95%, 09/01/27	413	390,767
3.75%, 09/01/28	193	187,049
3.45%, 06/01/29	413	390,296
2.30%, 06/01/31	745	635,244
4.45%, 06/01/32(a)	430	427,370
Essential Utilities, Inc., 2.40%, 05/01/31	129	107,966

		2,743,971

Wireless Telecommunication Services — 1.1%
America Movil SAB de CV
3.63%, 04/22/29	916	862,643
2.88%, 05/07/30	982	878,460
American Tower Corp., 3.55%, 07/15/27	500	474,373
Crown Castle, Inc., 2.50%, 07/15/31	500	419,540
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	829	799,562
4.00%, 01/15/31(a)	400	349,995
Orange SA, 9.00%, 03/01/31	1,263	1,594,750
Rogers Communications, Inc.
2.95%, 03/15/25(c)	329	315,165
3.63%, 12/15/25	298	286,768
2.90%, 11/15/26	179	167,039
3.20%, 03/15/27(a)(c)	767	719,244
3.80%, 03/15/32(c)	1,222	1,100,334
T-Mobile USA, Inc.
3.50%, 04/15/25	1,166	1,134,441
1.50%, 02/15/26	829	759,661
2.25%, 02/15/26	800	744,503
2.63%, 04/15/26	450	422,080
3.75%, 04/15/27	1,653	1,591,897
4.75%, 02/01/28	700	696,538
2.05%, 02/15/28	813	721,739
4.95%, 03/15/28	170	171,817
3.38%, 04/15/29	1,500	1,374,812
3.88%, 04/15/30	3,864	3,638,157
2.55%, 02/15/31	1,041	885,606
3.50%, 04/15/31	1,200	1,084,060
2.25%, 11/15/31	286	234,262
2.70%, 03/15/32	625	527,452
5.20%, 01/15/33	320	325,823
5.05%, 07/15/33(a)	385	387,908
Vodafone Group PLC
4.13%, 05/30/25	543	536,385
4.38%, 05/30/28(a)	400	402,184

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
7.88%, 02/15/30	$26	$30,403
6.25%, 11/30/32(a)	500	548,235

		24,185,836

Total Corporate Bonds — 86.7% (Cost: $2,030,553,448)		1,917,657,194

Foreign Government and Agency Obligations

Canada — 1.2%
Canada Government International Bond
1.63%, 01/22/25	1,645	1,573,776
2.88%, 04/28/25	1,000	975,861
0.75%, 05/19/26	1,200	1,095,935
Export Development Canada
3.38%, 08/26/25(a)	1,300	1,282,720
3.00%, 05/25/27	1,100	1,070,638
3.88%, 02/14/28	1,600	1,614,406
Hydro-Quebec, Series IO, 8.05%, 07/07/24	400	414,116
Province of Alberta Canada
1.88%, 11/13/24	829	796,195
1.00%, 05/20/25	739	691,564
3.30%, 03/15/28(a)	409	398,652
1.30%, 07/22/30(a)	659	550,855
Province of British Columbia Canada
2.25%, 06/02/26	829	788,879
0.90%, 07/20/26(a)	859	781,938
Series 10, 1.75%, 09/27/24	500	481,196
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	359	318,636
Province of New Brunswick Canada, 3.63%, 02/24/28	179	176,704
Province of Ontario Canada
0.63%, 01/21/26	829	756,755
1.05%, 04/14/26	1,050	964,488
2.50%, 04/27/26	2,489	2,383,187
3.10%, 05/19/27	800	776,990
1.05%, 05/21/27(a)	829	742,199
2.00%, 10/02/29(a)	829	742,871
1.13%, 10/07/30	459	378,158
1.60%, 02/25/31	1,659	1,404,380
Province of Quebec Canada
0.60%, 07/23/25(a)	1,659	1,536,378
2.50%, 04/20/26	681	653,009
2.75%, 04/12/27(a)	1,659	1,591,993
1.35%, 05/28/30	659	558,677
Series QO, 2.88%, 10/16/24	713	696,410
Series QX, 1.50%, 02/11/25	859	817,399

		27,014,965

Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	600	565,988
3.24%, 02/06/28	982	940,142
2.45%, 01/31/31(a)	783	687,719
2.55%, 01/27/32(a)	478	415,800

		2,609,649

Security	Par (000)	Value

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	$829	$776,299

Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27	600	593,925
3.50%, 01/11/28	1,310	1,261,530
4.10%, 04/24/28	478	471,965
4.75%, 02/11/29	478	485,110
2.85%, 02/14/30	1,310	1,191,117
3.85%, 10/15/30	1,310	1,259,074
3.55%, 03/31/32	700	650,475
4.65%, 09/20/32	600	601,238
4.85%, 01/11/33	500	507,125

		7,021,559

Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28(a)	982	925,105
2.75%, 07/03/30(a)	858	775,417
4.50%, 01/17/33	600	599,363
State of Israel, 2.50%, 01/15/30	710	632,033

		2,931,918

Italy — 0.2%
Republic of Italy Government International Bond
2.38%, 10/17/24	853	816,684
1.25%, 02/17/26	2,489	2,235,396
2.88%, 10/17/29	883	775,468

		3,827,548

Japan — 0.6%
Japan Bank for International Cooperation
0.63%, 07/15/25	1,310	1,208,987
1.88%, 07/21/26(a)	800	744,249
2.88%, 06/01/27	476	454,603
2.75%, 11/16/27	1,200	1,136,757
3.25%, 07/20/28(a)	1,310	1,260,332
2.13%, 02/16/29(a)	900	809,916
2.00%, 10/17/29	476	419,504
1.25%, 01/21/31	1,310	1,067,484
1.88%, 04/15/31	986	843,100
Series DTC, 2.50%, 05/28/25	2,486	2,390,085
Series DTC, 2.38%, 04/20/26	650	617,512
Series DTC, 2.25%, 11/04/26	1,500	1,405,760
Japan International Cooperation Agency, 2.75%, 04/27/27	800	756,445

		13,114,734

Mexico — 0.4%
Mexico Government International Bond
4.13%, 01/21/26	2,489	2,454,465
4.15%, 03/28/27	1,028	1,015,343
3.75%, 01/11/28	478	461,509
5.40%, 02/09/28	750	773,344
4.50%, 04/22/29(a)	1,053	1,039,377
3.25%, 04/16/30(a)	1,139	1,029,585
2.66%, 05/24/31	2,310	1,951,661
4.75%, 04/27/32	839	817,134
4.88%, 05/19/33	200	193,662

		9,736,080

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama — 0.3%
Panama Government International Bond
3.75%, 03/16/25	$2,903	$2,842,763
3.88%, 03/17/28	633	609,381
3.16%, 01/23/30	1,178	1,040,542
2.25%, 09/29/32	1,000	771,750
3.30%, 01/19/33(a)	400	337,950

		5,602,386

Peru — 0.2%
Peruvian Government International Bond
7.35%, 07/21/25	510	537,349
2.39%, 01/23/26	359	338,761
4.13%, 08/25/27	829	815,425
2.84%, 06/20/30	243	215,480
2.78%, 01/23/31(a)	1,459	1,263,221
1.86%, 12/01/32(a)	620	479,260

		3,649,496

Philippines — 0.3%
Philippine Government International Bond
10.63%, 03/16/25(a)	700	779,975
3.00%, 02/01/28	478	451,501
4.63%, 07/17/28	800	810,650
3.75%, 01/14/29	489	472,282
2.46%, 05/05/30	710	620,717
7.75%, 01/14/31	1,243	1,484,064
1.65%, 06/10/31	478	386,822
1.95%, 01/06/32	500	409,938
6.38%, 01/15/32	600	675,675
3.56%, 09/29/32	400	371,950

		6,463,574

Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,036	1,010,294
5.75%, 11/16/32	600	649,425

		1,659,719

South Korea — 0.6%
Export-Import Bank of Korea
2.38%, 06/25/24	478	463,966
0.63%, 06/29/24	700	667,538
1.25%, 01/18/25	500	472,200
2.88%, 01/21/25	478	463,751
1.88%, 02/12/25	478	455,233
0.63%, 02/09/26(a)	1,000	895,620
2.63%, 05/26/26	478	450,787
1.63%, 01/18/27(a)	1,000	909,330
4.25%, 09/15/27(a)	400	399,296
5.00%, 01/11/28	850	877,038
4.50%, 09/15/32	600	606,192
5.13%, 01/11/33	1,000	1,059,250
Korea Development Bank
2.13%, 10/01/24	1,200	1,157,580
4.00%, 09/08/25	850	837,650
3.38%, 09/16/25	1,000	970,500
3.00%, 01/13/26	1,310	1,254,161
4.38%, 02/15/33	800	798,760

		12,738,852

Security	Par (000)	Value

Supranational — 5.5%
African Development Bank
0.88%, 03/23/26(a)	$1,659	$1,522,912
0.88%, 07/22/26	950	863,656
Asian Development Bank
0.38%, 06/11/24	2,489	2,377,301
1.50%, 10/18/24(a)	3,489	3,346,477
2.00%, 01/22/25	1,000	962,766
0.63%, 04/29/25	1,500	1,399,144
0.38%, 09/03/25	1,000	917,732
4.25%, 01/09/26	2,000	2,018,076
0.50%, 02/04/26	1,659	1,514,192
1.00%, 04/14/26	1,659	1,527,182
2.00%, 04/24/26	829	785,528
2.63%, 01/12/27	829	797,755
1.50%, 01/20/27	1,400	1,292,877
3.13%, 08/20/27	2,000	1,955,253
2.50%, 11/02/27(a)	1,659	1,578,007
2.75%, 01/19/28	620	595,659
5.82%, 06/16/28	2,519	2,748,821
1.75%, 09/19/29	1,659	1,481,898
1.88%, 01/24/30	789	705,660
1.50%, 03/04/31	1,500	1,288,282
Asian Infrastructure Investment Bank
2.25%, 05/16/24	4,302	4,191,440
0.50%, 10/30/24	850	800,739
0.50%, 01/27/26	1,050	953,398
Corp. Andina de Fomento, 1.63%, 09/23/25(a)	700	651,131
European Bank for Reconstruction & Development
1.50%, 02/13/25	829	790,602
0.50%, 05/19/25	1,659	1,540,479
0.50%, 01/28/26	900	820,688
European Investment Bank
1.88%, 02/10/25	1,000	960,222
1.63%, 03/14/25(a)	3,319	3,167,647
0.63%, 07/25/25	1,659	1,543,219
2.75%, 08/15/25	1,050	1,023,186
0.38%, 12/15/25	1,350	1,224,191
0.38%, 03/26/26	3,000	2,718,972
2.13%, 04/13/26(a)	829	790,203
0.75%, 10/26/26	1,198	1,081,519
2.38%, 05/24/27	2,903	2,762,495
3.25%, 11/15/27	1,000	985,486
1.75%, 03/15/29(a)	1,100	993,817
1.63%, 10/09/29	620	550,052
0.88%, 05/17/30	400	333,541
1.25%, 02/14/31	3,000	2,551,020
Inter-American Development Bank
0.50%, 09/23/24(a)	1,400	1,326,466
2.13%, 01/15/25	829	800,255
1.75%, 03/14/25	2,489	2,379,559
0.88%, 04/03/25	2,489	2,338,018
0.63%, 07/15/25	1,350	1,255,583
0.88%, 04/20/26	2,489	2,283,166
2.00%, 06/02/26	413	390,076
2.00%, 07/23/26	1,700	1,606,164
1.50%, 01/13/27	1,500	1,382,760
2.38%, 07/07/27	829	786,029
1.13%, 07/20/28	2,489	2,192,249
2.25%, 06/18/29(a)	934	862,848
3.50%, 09/14/29	2,000	1,982,520

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Inter-American Development Bank (continued)
1.13%, 01/13/31(a)	$2,073	$1,730,026
Inter-American Investment Corp., 4.13%, 02/15/28	500	505,240
International Bank for Reconstruction &
Development
1.63%, 01/15/25(a)	2,489	2,379,338
0.75%, 03/11/25	1,200	1,126,963
0.63%, 04/22/25	4,150	3,873,211
0.38%, 07/28/25	2,489	2,299,745
0.50%, 10/28/25	1,659	1,525,669
0.88%, 07/15/26	850	776,415
3.13%, 06/15/27(a)	2,000	1,956,520
1.38%, 04/20/28	2,903	2,607,279
1.13%, 09/13/28(a)	2,150	1,888,008
1.25%, 02/10/31(a)	4,150	3,500,011
2.50%, 03/29/32	3,000	2,747,900
Series GDIF, 1.50%, 08/28/24(a)	1,169	1,124,982
Series GDIF, 2.50%, 11/25/24	2,489	2,420,524
Series GDIF, 2.50%, 07/29/25	829	803,242
Series GDIF, 1.88%, 10/27/26	1,720	1,613,280
Series GDIF, 2.50%, 11/22/27	1,659	1,577,931
Series GDIF, 1.75%, 10/23/29(a)	2,489	2,219,270
International Finance Corp.
0.38%, 07/16/25	1,659	1,523,730
0.75%, 10/08/26	1,659	1,498,638
0.75%, 08/27/30	459	376,026
Nordic Investment Bank
2.25%, 05/21/24(a)	500	486,900
0.38%, 09/11/25	1,100	1,012,308
3.38%, 09/08/27	500	493,645

		121,765,719

Sweden — 0.1%
Svensk Exportkredit AB
3.63%, 09/03/24	500	493,296
0.63%, 05/14/25(a)	1,310	1,215,280
0.50%, 08/26/25(a)	1,310	1,203,654

		2,912,230

Uruguay — 0.1%
Uruguay Government International Bond
4.50%, 08/14/24(a)	224	224,602
4.38%, 10/27/27	829	835,891
4.38%, 01/23/31(a)	823	829,584

		1,890,077

Total Foreign Government and Agency Obligations — 10.1% (Cost: $237,440,357)		223,714,805

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, Refunding RB, 2.57%, 04/01/31	286	259,903
California Earthquake Authority, RB, Series A,
5.60%, 07/01/27	250	254,787
Los Angeles Community College District, Refunding
GO, 2.11%, 08/01/32(a)	540	451,840
Los Angeles Unified School District, GO, BAB,
Series KR, 5.76%, 07/01/29	215	225,953

Security	Par (000)	Value

California (continued)
Santa Clara Valley Transportation Authority, RB,
BAB, 5.88%, 04/01/32	$460	$485,741
State of California, Refunding GO
3.38%, 04/01/25	25	24,489
3.50%, 04/01/28	285	278,138
2.50%, 10/01/29	530	477,431
6.00%, 03/01/33	325	367,706
University of California, RB
Series BD, 3.35%, 07/01/29	460	438,449
Series BG, 0.88%, 05/15/25	150	140,029
Series BG, 1.61%, 05/15/30	320	268,529
University of California, Refunding RB, Series AX,
3.06%, 07/01/25	25	24,351

		3,697,346

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	490	537,207

Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	607	567,043
Series A, 1.71%, 07/01/27	371	332,456
Series A, 2.15%, 07/01/30	795	679,551

		1,579,050

Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development Authority, RB
5.08%, 06/01/31	210	213,154
Class A-1, 3.62%, 02/01/29	507	496,253

		709,407

Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A,
3.77%, 07/15/29	320	311,927
Massachusetts School Building Authority, Refunding
RB, Series B, 1.75%, 08/15/30	425	362,636

		674,563

New Jersey — 0.1%
New Jersey Economic Development Authority, RB,
Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,317,671
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	580	596,723

		1,914,394

New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	135	140,321
Port Authority of New York & New Jersey, RB, 159th
Series, 6.04%, 12/01/29	125	136,043

		276,364

Ohio — 0.0%
JobsOhio Beverage System, Refunding RB,
Series B, 3.99%, 01/01/29	25	24,696

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 0.1%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	$300	$311,481
State of Oregon, GO, 5.89%, 06/01/27	610	635,057

		946,538

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	288	280,426

Texas — 0.0%
Texas Transportation Commission State Highway Fund, RB, Series B, 5.18%, 04/01/30	490	508,862

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	230	221,152

Total Municipal Bonds — 0.5% (Cost: $12,208,671)		11,370,005

Preferred Securities

Capital Trusts — 0.1%(b)

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62	329	263,307

Insurance — 0.1%
Prudential Financial, Inc., 5.38%, 05/15/45	413	392,240

		655,547

Total Preferred Securities — 0.1% (Cost: $742,007)		655,547

Total Long-Term Investments — 97.4% (Cost: $2,280,944,483)		2,153,397,551

Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	190,627,707	$190,684,896

Total Short-Term Securities — 8.6% (Cost: $190,638,463)		190,684,896

Total Investments — 106.0% (Cost: $2,471,582,946)		2,344,082,447

Liabilities in Excess of Other Assets — (6.0)%		(132,749,978)

Net Assets — 100.0%		$2,211,332,469

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$150,880,559	$39,730,618	(a)	$—	$5,169	$68,550	$190,684,896	190,627,707	$746,448	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Credit Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,917,657,194	$—	$1,917,657,194
Foreign Government and Agency Obligations	—	223,714,805	—	223,714,805
Municipal Bonds	—	11,370,005	—	11,370,005
Preferred Securities
Capital Trusts	—	655,547	—	655,547
Short-Term Securities
Money Market Funds	190,684,896	—	—	190,684,896

	$190,684,896	$2,153,397,551	$—	$2,344,082,447

See notes to financial statements.

56	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares U.S. Intermediate Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.2%
Fannie Mae
2.63%, 09/06/24	$4,979	$4,857,961
0.50%, 06/17/25	16,605	15,401,605
6.25%, 05/15/29	4,441	5,054,532
7.13%, 01/15/30	8,302	9,955,609
7.25%, 05/15/30	17,063	20,799,749
0.88%, 08/05/30(a)	5,819	4,782,169
6.63%, 11/15/30	96	114,648
Federal Home Loan Banks
2.75%, 12/13/24(a)	4,145	4,034,013
3.13%, 06/13/25	7,930	7,767,911
2.13%, 09/14/29	5,000	4,526,162
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	5,129	4,987,210
0.38%, 07/21/25	243	224,067
6.75%, 03/15/31	2,323	2,802,588
Tennessee Valley Authority, 1.50%, 09/15/31	130	107,538

		85,415,762

Total U.S. Government Sponsored Agency Securities — 2.2% (Cost: $92,623,068)		85,415,762

U.S. Treasury Obligations
U.S. Treasury Bonds
7.50%, 11/15/24	4,150	4,348,422
7.63%, 02/15/25	308	326,420
6.88%, 08/15/25	6,641	7,075,519
6.00%, 02/15/26	6,359	6,727,126
6.75%, 08/15/26	6,225	6,804,703
6.63%, 02/15/27(a)	2,903	3,208,836
6.38%, 08/15/27	4,000	4,440,781
5.25%, 11/15/28 - 02/15/29(a)	11,621	12,624,769
6.13%, 08/15/29	6,225	7,128,598
5.38%, 02/15/31	4,979	5,635,995
U.S. Treasury Notes
0.38%, 04/15/24 - 09/30/27(a)	193,554	179,091,354
2.00%, 04/30/24 - 11/15/26(a)	86,917	83,911,547
2.50%, 05/15/24	18,516	18,088,541
1.75%, 06/30/24 - 12/31/24	74,729	72,172,526
3.00%, 07/31/24 - 10/31/25(a)	64,007	62,684,277
2.38%, 08/15/24 - 05/15/29(a)	92,181	87,104,071
1.88%, 08/31/24 - 02/15/32(a)	79,709	71,663,198
3.25%, 08/31/24 - 06/30/29	40,482	39,851,549
1.50%, 09/30/24 - 02/15/30(a)	178,248	168,396,862
2.13%, 09/30/24 - 05/15/25(a)	56,667	54,699,022
0.63%, 10/15/24 - 08/15/30(a)	213,381	187,403,208
2.25%, 10/31/24 - 11/15/27(a)	157,761	151,034,311

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
0.75%, 11/15/24 - 08/31/26(a)	$252,900	$233,477,524
4.50%, 11/30/24 - 11/15/25	85,400	86,436,320
1.00%, 12/15/24 - 07/31/28(a)	66,428	60,729,723
4.25%, 12/31/24 - 10/15/25(a)	93,500	93,709,922
1.38%, 01/31/25 - 11/15/31(a)	150,650	135,166,581
2.75%, 02/28/25 - 08/15/32(a)	194,214	187,289,150
4.63%, 02/28/25 - 03/15/26(a)	8,600	8,680,594
2.63%, 04/15/25 - 07/31/29	83,389	79,996,522
2.88%, 04/30/25 - 05/15/32(a)	146,520	141,907,104
3.88%, 04/30/25 - 11/30/29(a)	192,600	194,893,265
0.25%, 05/31/25 - 08/31/25(a)	118,130	108,851,556
3.13%, 08/15/25 - 08/31/29(a)	76,803	75,302,551
3.50%, 09/15/25 - 02/15/33(a)	125,500	125,649,039
4.00%, 12/15/25 - 02/28/30(a)	89,900	91,418,777
1.63%, 02/15/26 - 05/15/31(a)	228,635	211,090,831
0.50%, 02/28/26 - 08/31/27(a)	57,521	52,239,679
3.75%, 04/15/26	17,900	17,905,594
0.88%, 06/30/26 - 11/15/30	63,103	54,969,411
1.13%, 10/31/26 - 02/15/31(a)	200,946	178,069,656
1.25%, 11/30/26 - 08/15/31(a)	318,853	284,349,185
3.63%, 03/31/30	5,000	5,046,094
4.13%, 11/15/32(a)	59,700	63,011,484

Total U.S. Treasury Obligations — 96.6% (Cost: $3,935,317,187)		3,724,612,197

Total Long-Term Investments — 98.8% (Cost: $4,027,940,255)		3,810,027,959

	Shares

Short-Term Securities

Money Market Funds — 36.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(b)(c)(d)	1,425,176,440	1,425,603,993

Total Short-Term Securities — 36.9% (Cost: $1,425,108,035)		1,425,603,993

Total Investments — 135.7% (Cost: $5,453,048,290)		5,235,631,952

Liabilities in Excess of Other Assets — (35.7)%		(1,378,501,207)

Net Assets — 100.0%		$3,857,130,745

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Intermediate Government Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,242,799,616	$182,287,467	(a)	$—	$(168,304)	$685,214	$1,425,603,993	1,425,176,440	$1,328,462	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$—	$85,415,762	$—	$85,415,762
U.S. Treasury Obligations	—	3,724,612,197	—	3,724,612,197
Short-Term Securities
Money Market Funds	1,425,603,993	—	—	1,425,603,993

	$1,425,603,993	$3,810,027,959	$—	$5,235,631,952

See notes to financial statements.

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Aerospace & Defense — 2.8%
3M Co.
5.70%, 03/15/37(a)	$500	$551,811
3.13%, 09/19/46(a)	363	263,254
3.63%, 10/15/47	496	388,982
4.00%, 09/14/48(a)	979	852,325
3.25%, 08/26/49(a)	805	611,194
3.70%, 04/15/50	713	579,875
Boeing Co.
3.60%, 05/01/34	800	688,103
3.25%, 02/01/35	725	593,185
3.55%, 03/01/38	650	514,991
3.50%, 03/01/39	350	272,398
6.88%, 03/15/39	450	498,127
5.88%, 02/15/40	400	408,894
5.71%, 05/01/40	2,759	2,769,114
3.38%, 06/15/46	463	328,272
3.65%, 03/01/47(a)	250	179,970
3.85%, 11/01/48	229	170,667
3.90%, 05/01/49	620	469,750
3.75%, 02/01/50	1,197	898,684
5.81%, 05/01/50	4,638	4,613,167
3.95%, 08/01/59	900	662,365
5.93%, 05/01/60	2,923	2,888,169
Eaton Corp., 4.15%, 11/02/42	913	812,277
General Dynamics Corp.
4.25%, 04/01/40	829	773,978
2.85%, 06/01/41	397	308,610
3.60%, 11/15/42(a)	450	386,601
4.25%, 04/01/50	713	663,188
General Electric Co.
5.88%, 01/14/38	800	876,707
6.88%, 01/10/39	700	820,896
4.50%, 03/11/44	500	451,482
4.35%, 05/01/50	450	394,346
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	576,733
3.90%, 09/01/42	1,000	903,139
L3Harris Technologies, Inc.
4.85%, 04/27/35	883	867,449
6.15%, 12/15/40	270	291,352
Lockheed Martin Corp.
3.60%, 03/01/35(a)	450	417,933
4.50%, 05/15/36	1,159	1,155,460
5.72%, 06/01/40(a)	300	330,568
4.07%, 12/15/42	1,161	1,066,216
3.80%, 03/01/45	1,243	1,078,693
4.70%, 05/15/46	1,170	1,164,410
2.80%, 06/15/50	650	474,764
4.09%, 09/15/52	1,413	1,273,092
4.15%, 06/15/53	660	596,692
5.70%, 11/15/54	850	960,421
4.30%, 06/15/62	660	596,291
5.90%, 11/15/63	225	262,644
Northrop Grumman Corp.
5.15%, 05/01/40	500	502,532
5.05%, 11/15/40	300	298,696
4.75%, 06/01/43	774	739,182
4.03%, 10/15/47	1,893	1,631,603
5.25%, 05/01/50	829	855,007

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
4.95%, 03/15/53	$970	$958,621
Parker-Hannifin Corp.
4.20%, 11/21/34	763	720,371
6.25%, 05/15/38	295	328,656
4.45%, 11/21/44	400	367,193
4.10%, 03/01/47	613	529,475
4.00%, 06/14/49	413	346,461
Raytheon Technologies Corp.
5.40%, 05/01/35	800	835,306
6.13%, 07/15/38	550	614,876
4.45%, 11/16/38	413	393,286
4.88%, 10/15/40(a)	163	159,481
4.70%, 12/15/41	426	404,202
4.50%, 06/01/42	3,274	3,090,963
4.80%, 12/15/43	350	335,238
4.15%, 05/15/45	663	579,911
3.75%, 11/01/46	1,220	1,007,135
4.35%, 04/15/47	829	752,827
4.05%, 05/04/47	413	357,805
4.63%, 11/16/48	1,486	1,412,914
3.13%, 07/01/50	1,103	811,925
2.82%, 09/01/51	563	387,433
3.03%, 03/15/52	1,100	789,089
5.38%, 02/27/53	1,290	1,356,336

		57,273,763

Automobile Components — 0.1%
Aptiv PLC
4.40%, 10/01/46	413	324,495
3.10%, 12/01/51	1,479	938,812
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	963	745,505
BorgWarner, Inc., 4.38%, 03/15/45	400	324,391
Lear Corp.
5.25%, 05/15/49	563	496,357
3.55%, 01/15/52(a)	136	91,103

		2,920,663

Automobiles — 0.4%
Cummins, Inc.
4.88%, 10/01/43	400	386,676
2.60%, 09/01/50(a)	613	405,768

General Motors Co.
5.00%, 04/01/35	620	565,566
6.60%, 04/01/36	1,013	1,041,416
5.15%, 04/01/38	963	862,451
6.25%, 10/02/43	1,213	1,175,305
5.20%, 04/01/45	1,029	870,718
6.75%, 04/01/46	642	647,227
5.40%, 04/01/48	563	481,813
5.95%, 04/01/49	888	822,454

		7,259,394

Banks — 1.6%
Bank of America N.A., 6.00%, 10/15/36	900	975,291
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,299	1,386,093
5.75%, 12/01/43	1,050	1,069,277
5.25%, 08/04/45(a)	997	944,481
Fifth Third Bancorp, 8.25%, 03/01/38	800	923,027
HSBC Bank USA NA, 7.00%, 01/15/39	261	291,166
HSBC Holdings PLC, (1-day SOFR + 2.65%), 6.33%, 03/09/44	1,285	1,353,461

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Regions Bank, 6.45%, 06/26/37	$450	$457,835
Wachovia Corp., 5.50%, 08/01/35	1,200	1,206,897
Wells Fargo & Co.
5.38%, 11/02/43	1,895	1,815,630
5.61%, 01/15/44	2,292	2,253,599
4.65%, 11/04/44	2,075	1,820,010
3.90%, 05/01/45	1,903	1,550,295
4.90%, 11/17/45	1,993	1,793,584
4.40%, 06/14/46	706	590,790
4.75%, 12/07/46	1,075	940,075
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	2,481	2,221,740
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	3,359	2,519,679
(1-day SOFR + 4.50%), 5.01%, 04/04/51(b)	4,957	4,690,764
Wells Fargo Bank NA
5.85%, 02/01/37(a)	1,550	1,615,042
6.60%, 01/15/38	1,200	1,342,964
Westpac Banking Corp.
4.42%, 07/24/39	829	703,198
2.96%, 11/16/40	1,000	686,745
3.13%, 11/18/41	926	643,754

		33,795,397

Beverages — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70%, 02/01/36	5,403	5,435,836
4.90%, 02/01/46	7,988	7,915,734
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	600	603,646
4.63%, 02/01/44	538	511,053
4.90%, 02/01/46	1,463	1,449,764
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	1,479	1,427,895
8.20%, 01/15/39	1,253	1,674,590
5.45%, 01/23/39	2,029	2,156,252
4.35%, 06/01/40	829	787,592
4.95%, 01/15/42	1,713	1,716,911
4.60%, 04/15/48	1,785	1,711,001
4.44%, 10/06/48	523	489,800
5.55%, 01/23/49	3,539	3,823,492
4.50%, 06/01/50	2,000	1,889,686
4.75%, 04/15/58	1,300	1,240,983
5.80%, 01/23/59	1,629	1,824,469
Brown-Forman Corp.
4.00%, 04/15/38	413	379,219
4.50%, 07/15/45	425	397,951
Coca-Cola Co.
2.50%, 06/01/40	829	638,483
2.88%, 05/05/41	613	493,772
4.20%, 03/25/50	450	431,250
2.60%, 06/01/50	1,279	919,667
3.00%, 03/05/51(a)	1,320	1,035,873
2.50%, 03/15/51	1,243	874,921
2.75%, 06/01/60	825	599,008
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	500	516,031
Constellation Brands, Inc.
4.50%, 05/09/47	400	350,385
4.10%, 02/15/48	413	340,457
5.25%, 11/15/48	400	388,640
3.75%, 05/01/50	663	525,250
Diageo Capital PLC
5.88%, 09/30/36(a)	500	556,639

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC (continued)
3.88%, 04/29/43	$931	$814,370
Diageo Investment Corp., 4.25%, 05/11/42	163	154,859
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45(a)	500	449,362
4.42%, 12/15/46	413	361,519
5.09%, 05/25/48	250	237,391
3.80%, 05/01/50	663	527,571
3.35%, 03/15/51	413	299,289
4.50%, 04/15/52	913	815,298
Molson Coors Beverage Co.
5.00%, 05/01/42	850	806,385
4.20%, 07/15/46	1,463	1,231,986
PepsiCo, Inc.
5.50%, 01/15/40	450	498,823
2.63%, 10/21/41	563	436,194
4.00%, 03/05/42(a)	500	463,194
4.45%, 04/14/46	800	795,820
3.45%, 10/06/46	1,399	1,194,841
4.00%, 05/02/47	450	418,437
3.38%, 07/29/49	225	187,628
2.88%, 10/15/49	813	622,996
3.63%, 03/19/50	579	502,932
2.75%, 10/21/51	1,043	766,643
4.20%, 07/18/52	675	641,356
4.65%, 02/15/53(a)	500	513,392
3.88%, 03/19/60	450	395,100

		56,241,636
Biotechnology — 1.9%
Amgen, Inc.
6.38%, 06/01/37	400	445,707
6.40%, 02/01/39	300	327,538
3.15%, 02/21/40	1,829	1,423,351
5.75%, 03/15/40	350	360,498
2.80%, 08/15/41	911	663,854
5.15%, 11/15/41	663	645,599
5.60%, 03/02/43	3,200	3,292,809
4.40%, 05/01/45	2,045	1,804,626
4.56%, 06/15/48	1,263	1,146,365
3.38%, 02/21/50	2,029	1,499,392
4.66%, 06/15/51	2,778	2,526,810
3.00%, 01/15/52	1,160	793,046
4.20%, 02/22/52	810	685,273
4.88%, 03/01/53	400	375,833
5.65%, 03/02/53	4,050	4,195,597
2.77%, 09/01/53	829	530,884
4.40%, 02/22/62	625	524,421
5.75%, 03/02/63	2,670	2,765,457
Baxalta, Inc., 5.25%, 06/23/45	427	419,714
Biogen, Inc.
5.20%, 09/15/45(a)	1,000	1,001,805
3.15%, 05/01/50	1,087	755,597
3.25%, 02/15/51	496	352,219
Gilead Sciences, Inc.
4.60%, 09/01/35	1,119	1,112,969
4.00%, 09/01/36	750	697,944
2.60%, 10/01/40	1,030	759,777
5.65%, 12/01/41	869	932,012
4.80%, 04/01/44	1,761	1,703,554
4.50%, 02/01/45	1,753	1,635,697
4.75%, 03/01/46	1,593	1,521,437

60	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences, Inc. (continued)
4.15%, 03/01/47	$1,253	$1,111,149
2.80%, 10/01/50	1,294	886,916
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	456,137
Royalty Pharma PLC
3.30%, 09/02/40	829	604,816
3.55%, 09/02/50	950	652,781
3.35%, 09/02/51	663	436,066

		39,047,650
Broadline Retail — 1.2%
Alibaba Group Holding Ltd.
4.50%, 11/28/34	500	471,656
4.00%, 12/06/37	878	758,263
2.70%, 02/09/41	950	637,866
4.20%, 12/06/47	1,451	1,157,444
3.15%, 02/09/51	1,366	888,132
4.40%, 12/06/57	678	538,810
3.25%, 02/09/61(a)	950	596,006
Amazon.com, Inc.
4.80%, 12/05/34	1,496	1,553,082
3.88%, 08/22/37(a)	2,129	1,994,125
2.88%, 05/12/41	1,660	1,303,366
4.95%, 12/05/44	1,513	1,565,833
4.05%, 08/22/47	2,773	2,518,174
2.50%, 06/03/50	2,279	1,538,848
3.10%, 05/12/51	3,309	2,501,162
3.95%, 04/13/52	1,426	1,255,587
4.25%, 08/22/57	1,209	1,097,984
2.70%, 06/03/60	2,029	1,322,196
3.25%, 05/12/61	1,779	1,312,651
4.10%, 04/13/62(a)	1,129	981,676
TJX Cos., Inc., 4.50%, 04/15/50	413	391,085

		24,383,946

Building Materials — 0.4%
Carrier Global Corp.
3.38%, 04/05/40	1,279	995,870
3.58%, 04/05/50	1,843	1,376,606
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	413	319,393
Johnson Controls International PLC
6.00%, 01/15/36	300	319,649
4.63%, 07/02/44(a)	620	565,822
5.13%, 09/14/45	400	389,075
4.50%, 02/15/47	383	337,625
4.95%, 07/02/64(c)	365	329,348
Lafarge SA, 7.13%, 07/15/36(a)	400	435,780
Martin Marietta Materials, Inc.
4.25%, 12/15/47	513	435,030
3.20%, 07/15/51	725	515,365
Masco Corp.(a)
4.50%, 05/15/47	350	289,828
3.13%, 02/15/51	222	144,916
Owens Corning
7.00%, 12/01/36	300	338,033
4.30%, 07/15/47	350	288,149
4.40%, 01/30/48	329	274,310

Security	Par (000)	Value

Building Materials (continued)
Vulcan Materials Co.
4.50%, 06/15/47	$413	$367,910
4.70%, 03/01/48	400	366,609

		8,089,318

Building Products — 1.3%
Home Depot, Inc.
5.88%, 12/16/36	2,776	3,131,103
3.30%, 04/15/40	1,061	884,345
5.40%, 09/15/40	413	436,306
5.95%, 04/01/41	913	1,024,268
4.20%, 04/01/43	770	705,983
4.88%, 02/15/44	900	895,789
4.40%, 03/15/45(a)	1,036	963,361
4.25%, 04/01/46	1,479	1,343,349
3.90%, 06/15/47	579	498,905
4.50%, 12/06/48	979	927,853
3.13%, 12/15/49	1,146	852,635
3.35%, 04/15/50	1,298	1,010,642
2.38%, 03/15/51	1,145	725,600
2.75%, 09/15/51	913	625,743
3.63%, 04/15/52	1,358	1,106,742
4.95%, 09/15/52(a)	780	785,317
3.50%, 09/15/56	900	704,285
Lowe’s Cos., Inc.
5.50%, 10/15/35	900	927,325
5.00%, 04/15/40	329	317,613
2.80%, 09/15/41	1,213	859,478
4.38%, 09/15/45	829	699,935
3.70%, 04/15/46	500	389,782
4.05%, 05/03/47	1,579	1,287,832
5.13%, 04/15/50(a)	750	718,312
3.00%, 10/15/50	1,719	1,148,776
3.50%, 04/01/51	829	601,331
4.25%, 04/01/52	1,108	914,156
5.63%, 04/15/53	1,145	1,151,679
5.75%, 07/01/53	130	132,657
4.45%, 04/01/62	900	739,277
5.80%, 09/15/62	700	704,375

		27,214,754
Capital Markets — 0.3%
Brookfield Finance LLC, 3.45%, 04/15/50	450	307,795
Brookfield Finance, Inc.
4.70%, 09/20/47	713	619,225
3.50%, 03/30/51	581	392,409
3.63%, 02/15/52	279	190,855
CI Financial Corp., 4.10%, 06/15/51	709	412,714
Franklin Resources, Inc., 2.95%, 08/12/51	225	146,661
Invesco Finance PLC, 5.38%, 11/30/43	413	413,461
Jefferies Financial Group, Inc., 6.25%, 01/15/36(a)	650	684,685
Legg Mason, Inc., 5.63%, 01/15/44	516	523,400
Raymond James Financial, Inc.
4.95%, 07/15/46	663	610,813
3.75%, 04/01/51	650	485,411
S&P Global, Inc., 3.70%, 03/01/52	849	709,872

		5,497,301
Chemicals — 1.6%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	708	548,747

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Air Products and Chemicals, Inc. (continued)
2.80%, 05/15/50	$884	$645,763
Albemarle Corp.
5.45%, 12/01/44(a)	350	328,843
5.65%, 06/01/52	400	374,382
CF Industries, Inc.
5.15%, 03/15/34	663	644,608
4.95%, 06/01/43	663	579,064
5.38%, 03/15/44	663	609,843
Dow Chemical Co.
4.25%, 10/01/34	378	354,486
9.40%, 05/15/39	129	174,633
5.25%, 11/15/41	576	562,607
4.38%, 11/15/42	1,063	934,978
4.63%, 10/01/44	400	355,194
5.55%, 11/30/48	829	822,236
4.80%, 05/15/49	829	738,710
3.60%, 11/15/50(a)	963	733,826
6.90%, 05/15/53(a)	850	980,111
DuPont de Nemours, Inc.
5.32%, 11/15/38	1,320	1,334,466
5.42%, 11/15/48	1,793	1,802,950
Eastman Chemical Co.
4.80%, 09/01/42	463	409,751
4.65%, 10/15/44(a)	879	756,551
Ecolab, Inc.
3.95%, 12/01/47	500	432,000
2.13%, 08/15/50	660	400,521
2.70%, 12/15/51	841	565,091
2.75%, 08/18/55	700	452,298
Emerson Electric Co.
2.75%, 10/15/50	829	554,910
2.80%, 12/21/51	807	545,827
FMC Corp., 4.50%, 10/01/49	407	336,658
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	413	327,079
5.00%, 09/26/48	763	660,851
Linde, Inc.
3.55%, 11/07/42	500	417,301
2.00%, 08/10/50	233	137,513
LYB International Finance BV
5.25%, 07/15/43	700	641,248
4.88%, 03/15/44	938	832,848
LYB International Finance III LLC
3.38%, 10/01/40	741	547,962
4.20%, 10/15/49	786	608,342
4.20%, 05/01/50	963	746,710
3.63%, 04/01/51	953	675,889
3.80%, 10/01/60	480	328,582
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	795	648,745
Mosaic Co.(a)
5.45%, 11/15/33	386	389,065
5.63%, 11/15/43	520	504,157
Nutrien Ltd.
4.13%, 03/15/35	350	319,001
5.88%, 12/01/36	410	433,117
5.63%, 12/01/40	600	602,252
4.90%, 06/01/43	413	383,536
5.25%, 01/15/45(a)	520	497,978
5.00%, 04/01/49	620	576,235

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd. (continued)
3.95%, 05/13/50	$413	$330,572
5.80%, 03/27/53	660	685,617
RPM International, Inc.
5.25%, 06/01/45	163	148,952
4.25%, 01/15/48	300	232,718
Sherwin-Williams Co.
4.50%, 06/01/47	1,079	955,465
3.80%, 08/15/49	727	565,423
3.30%, 05/15/50	500	357,526
2.90%, 03/15/52	500	326,890
Westlake Corp.
2.88%, 08/15/41	295	200,323
5.00%, 08/15/46	620	543,543
4.38%, 11/15/47	400	320,492
3.13%, 08/15/51	520	332,762
3.38%, 08/15/61	350	218,582

		32,476,330

Commercial Services & Supplies — 0.1%
GATX Corp.
5.20%, 03/15/44	300	271,524
3.10%, 06/01/51	500	321,843
Republic Services, Inc., 5.00%, 04/01/34	710	726,331

		1,319,698

Communications Equipment — 0.2%
Cisco Systems, Inc.
5.90%, 02/15/39	1,859	2,101,544
5.50%, 01/15/40	1,702	1,849,097
Juniper Networks, Inc., 5.95%, 03/15/41	413	418,033
Motorola Solutions, Inc., 5.50%, 09/01/44(a)	300	290,057
Nokia OYJ, 6.63%, 05/15/39	500	492,698

		5,151,429

Construction Materials — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	1,036	989,925
4.20%, 05/15/47	600	534,957

		1,524,882

Consumer Discretionary — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	246	191,291
Quanta Services, Inc., 3.05%, 10/01/41	451	317,343

		508,634

Consumer Finance — 0.8%
American Express Co., 4.05%, 12/03/42(a)	900	815,777
Global Payments, Inc.
4.15%, 08/15/49	743	556,233
5.95%, 08/15/52	655	635,756
Mastercard, Inc.
3.80%, 11/21/46(a)	550	482,146
3.95%, 02/26/48(a)	450	406,174
3.65%, 06/01/49	963	827,323
3.85%, 03/26/50	1,419	1,256,992
2.95%, 03/15/51	454	343,606
Moody’s Corp.
2.75%, 08/19/41	547	397,293
5.25%, 07/15/44(a)	500	493,071
4.88%, 12/17/48	350	329,510
3.25%, 05/20/50	64	46,582
3.75%, 02/25/52	416	332,932

62	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Moody’s Corp. (continued)
3.10%, 11/29/61	$384	$255,720
PayPal Holdings, Inc.
3.25%, 06/01/50	900	650,065
5.05%, 06/01/52(a)	780	749,462
5.25%, 06/01/62(a)	430	414,438
S&P Global, Inc.
3.25%, 12/01/49	545	412,241
2.30%, 08/15/60	663	389,349
3.90%, 03/01/62	450	374,963
Visa, Inc.
4.15%, 12/14/35	1,413	1,390,932
2.70%, 04/15/40	829	660,207
4.30%, 12/14/45	2,881	2,796,232
3.65%, 09/15/47	676	592,030
2.00%, 08/15/50(a)	1,611	1,019,093
Western Union Co., 6.20%, 11/17/36	433	449,647

		17,077,774

Consumer Staples Distribution & Retail — 1.9%
Campbell Soup Co.
4.80%, 03/15/48	620	579,391
3.13%, 04/24/50	400	284,478
Conagra Brands, Inc.
5.30%, 11/01/38	829	818,794
5.40%, 11/01/48(a)	973	947,434
Dollar General Corp.
4.13%, 04/03/50	429	351,918
5.50%, 11/01/52(a)	250	253,741
Dollar Tree, Inc., 3.38%, 12/01/51	329	234,342
General Mills, Inc.
5.40%, 06/15/40	450	461,639
4.70%, 04/17/48	400	377,980
3.00%, 02/01/51(a)	571	414,044
Ingredion, Inc., 3.90%, 06/01/50	413	309,630
Kellogg Co., 4.50%, 04/01/46(a)	553	511,709
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	400	413,097
Kraft Heinz Foods Co.
5.00%, 07/15/35	671	674,007
6.88%, 01/26/39	813	928,973
4.63%, 10/01/39	413	380,369
6.50%, 02/09/40	421	463,063
5.00%, 06/04/42	987	946,249
5.20%, 07/15/45	1,253	1,214,733
4.38%, 06/01/46	2,700	2,362,780
4.88%, 10/01/49(a)	1,187	1,101,015
5.50%, 06/01/50	763	770,473
Kroger Co.
5.40%, 07/15/40	900	879,549
5.15%, 08/01/43	309	293,208
3.88%, 10/15/46	413	327,328
4.45%, 02/01/47	829	736,233
4.65%, 01/15/48	413	368,924
5.40%, 01/15/49(a)	413	408,724
3.95%, 01/15/50(a)	575	470,916
Sysco Corp.
5.38%, 09/21/35	350	362,410
6.60%, 04/01/40	350	384,861
4.85%, 10/01/45	397	362,500
4.50%, 04/01/46	428	373,900
4.45%, 03/15/48(a)	413	360,058

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Sysco Corp. (continued)
3.30%, 02/15/50	$400	$288,972
6.60%, 04/01/50	979	1,121,917
3.15%, 12/14/51	600	419,139
Target Corp.
6.50%, 10/15/37	400	471,053
7.00%, 01/15/38	655	807,507
4.00%, 07/01/42(a)	950	871,340
3.63%, 04/15/46	702	585,993
3.90%, 11/15/47	413	356,451
2.95%, 01/15/52	850	619,314
4.80%, 01/15/53	700	690,063
Walgreens Boots Alliance, Inc.
4.50%, 11/18/34(a)	300	276,777
4.65%, 06/01/46	450	376,396
4.10%, 04/15/50	829	627,876
Walmart, Inc.
5.25%, 09/01/35	1,200	1,323,795
6.50%, 08/15/37	1,000	1,219,464
3.95%, 06/28/38	500	479,216
5.63%, 04/01/40	1,659	1,850,279
5.63%, 04/15/41	550	608,274
2.50%, 09/22/41	854	652,438
4.30%, 04/22/44(a)	300	285,354
4.05%, 06/29/48	1,493	1,398,133
2.95%, 09/24/49	550	416,934
2.65%, 09/22/51	1,342	971,006
4.50%, 09/09/52	900	891,037
4.50%, 04/15/53	800	792,711

		38,529,909

Containers & Packaging — 0.3%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47.	300	267,712
International Paper Co.
5.00%, 09/15/35	400	392,777
6.00%, 11/15/41	600	628,991
4.80%, 06/15/44	1,041	955,543
4.40%, 08/15/47	613	531,436
4.35%, 08/15/48(a)	675	583,607
Packaging Corp. of America
4.05%, 12/15/49	538	438,624
3.05%, 10/01/51	620	418,681
Sonoco Products Co., 5.75%, 11/01/40(a)	450	460,826
WRKCo, Inc., 3.00%, 06/15/33(a)	600	490,555

		5,168,752

Diversified REITs — 1.0%
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/34	843	682,150
4.75%, 04/15/35	260	247,492
4.85%, 04/15/49	163	140,970
4.00%, 02/01/50	629	474,693
3.00%, 05/18/51	880	550,554
3.55%, 03/15/52	1,030	727,117
5.15%, 04/15/53	345	315,679
American Homes 4 Rent LP
3.38%, 07/15/51	450	297,697
4.30%, 04/15/52(a)	150	116,513
American Tower Corp.
3.70%, 10/15/49	600	437,381
3.10%, 06/15/50	928	619,265
2.95%, 01/15/51(a)	1,070	689,251

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
AvalonBay Communities, Inc., 3.90%, 10/15/46	$663	$525,451
Boston Properties LP, 2.45%, 10/01/33(a)	829	596,228
Corporate Office Properties LP, 2.90%, 12/01/33	413	288,342
Crown Castle, Inc.
2.90%, 04/01/41(a)	1,159	828,475
4.75%, 05/15/47	350	306,388
5.20%, 02/15/49(a)	400	373,465
3.25%, 01/15/51	900	618,314
Equinix, Inc.
3.00%, 07/15/50	514	340,613
2.95%, 09/15/51	200	128,981
3.40%, 02/15/52	660	468,690
ERP Operating LP
4.50%, 07/01/44	697	630,230
4.50%, 06/01/45	413	359,863
Essex Portfolio LP
4.50%, 03/15/48	300	252,115
2.65%, 09/01/50	329	194,271
Federal Realty Investment Trust, 4.50%, 12/01/44	500	402,881
Healthpeak Properties, Inc., 6.75%, 02/01/41	250	267,467
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	413	318,252
Kilroy Realty LP, 2.65%, 11/15/33	329	218,012
Kimco Realty OP LLC
4.25%, 04/01/45	500	393,063
4.13%, 12/01/46	250	190,405
4.45%, 09/01/47	288	233,632
3.70%, 10/01/49(a)	413	297,971
Mid-America Apartments LP, 2.88%, 09/15/51	259	170,125
National Retail Properties, Inc.
3.10%, 04/15/50	829	527,679
3.50%, 04/15/51	350	241,228
3.00%, 04/15/52(a)	378	234,936
Prologis LP, 5.25%, 06/15/53	325	325,240
Realty Income Corp., 4.65%, 03/15/47	500	456,964
Regency Centers LP, 4.40%, 02/01/47	413	342,062
Simon Property Group LP
6.75%, 02/01/40	350	392,167
4.75%, 03/15/42	476	425,513
4.25%, 10/01/44	163	133,957
4.25%, 11/30/46(a)	413	335,419
3.25%, 09/13/49	1,341	916,852
3.80%, 07/15/50	829	622,477
5.85%, 03/08/53	600	609,071
UDR, Inc., 2.10%, 06/15/33	400	303,023
Ventas Realty LP, 5.70%, 09/30/43	550	529,027
Welltower OP LLC
6.50%, 03/15/41	350	369,320
4.95%, 09/01/48	450	397,427
Weyerhaeuser Co., 4.00%, 03/09/52	350	287,137

		21,151,495

Diversified Telecommunication Services — 3.8%
AT&T, Inc.
2.55%, 12/01/33	3,580	2,882,144
4.50%, 05/15/35	2,155	2,028,942
5.25%, 03/01/37	550	549,207
4.90%, 08/15/37	375	363,564
6.30%, 01/15/38	700	765,359
4.85%, 03/01/39	1,100	1,032,207
5.35%, 09/01/40	1,000	988,695
3.50%, 06/01/41	2,300	1,812,140

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.30%, 12/15/42	$1,350	$1,166,502
3.10%, 02/01/43	1,300	954,036
4.65%, 06/01/44	125	110,512
4.35%, 06/15/45	1,250	1,068,594
4.75%, 05/15/46	2,000	1,791,990
5.15%, 11/15/46	680	655,003
5.65%, 02/15/47(a)	900	913,538
5.45%, 03/01/47	300	298,445
4.50%, 03/09/48	1,850	1,596,302
4.55%, 03/09/49	850	737,127
3.65%, 06/01/51	3,100	2,311,276
3.30%, 02/01/52	800	571,531
3.50%, 09/15/53	6,489	4,654,079
3.55%, 09/15/55	6,833	4,849,356
3.80%, 12/01/57	5,499	4,039,318
3.65%, 09/15/59	4,311	3,050,332
3.85%, 06/01/60	1,400	1,033,865
3.50%, 02/01/61	750	528,531
Telefonica Emisiones SA
7.05%, 06/20/36	1,640	1,822,185
4.67%, 03/06/38	655	570,928
5.21%, 03/08/47	2,267	1,969,163
4.90%, 03/06/48	1,182	981,256
5.52%, 03/01/49	1,000	901,856
Verizon Communications, Inc.
4.50%, 08/10/33	2,200	2,125,453
4.40%, 11/01/34	1,993	1,891,171
4.27%, 01/15/36	2,036	1,890,504
5.25%, 03/16/37	800	815,325
4.81%, 03/15/39	1,242	1,189,872
2.65%, 11/20/40	2,213	1,570,547
3.40%, 03/22/41	3,586	2,822,536
2.85%, 09/03/41	1,288	933,338
3.85%, 11/01/42	163	135,063
6.55%, 09/15/43	900	1,019,970
4.13%, 08/15/46	950	810,369
4.86%, 08/21/46	1,959	1,853,291
4.52%, 09/15/48(a)	1,250	1,129,984
4.00%, 03/22/50	779	642,669
2.88%, 11/20/50	2,823	1,872,580
3.55%, 03/22/51	3,549	2,692,044
3.88%, 03/01/52(a)	1,322	1,060,847
5.01%, 08/21/54	800	760,462
4.67%, 03/15/55	750	674,582
2.99%, 10/30/56(a)	3,089	1,997,295
3.00%, 11/20/60	2,025	1,288,266
3.70%, 03/22/61	2,312	1,717,364

		77,891,515
Education — 0.9%
American University, Series 2019, 3.67%, 04/01/49	111	91,846
Brown University, Series A, 2.92%, 09/01/50	225	172,035
California Institute of Technology
4.70%, 11/01/2111	250	225,765
3.65%, 09/01/2119	1,829	1,298,614
Case Western Reserve University, Series 22-C,
5.41%, 06/01/2122	279	273,082
Duke University
Series 2020, 2.68%, 10/01/44	225	172,035
Series 2020, 2.83%, 10/01/55	930	679,453
Emory University, Series 2020, 2.97%, 09/01/50(a)	288	216,864

64	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Ford Foundation, Series 2020, 2.82%, 06/01/70	$2,520	$1,575,363
George Washington University
4.87%, 09/15/45	26	25,327
Series 2014, 4.30%, 09/15/44	163	149,520
Series 2018, 4.13%, 09/15/48	606	535,936
Georgetown University, Series 20A, 2.94%, 04/01/50	27	18,657
Howard University, Series 22A, 5.21%, 10/01/52	64	53,224
Leland Stanford Junior University
3.65%, 05/01/48(a)	620	544,385
2.41%, 06/01/50	225	153,431
Massachusetts Institute of Technology
3.96%, 07/01/38	1,967	1,853,175
5.60%, 07/01/2111	413	468,386
4.68%, 07/01/2114	225	214,215
3.89%, 07/01/2116	1,000	781,135
Series F, 2.99%, 07/01/50	216	168,314
Series G, 2.29%, 07/01/51(a)	101	66,659
Northwestern University, 3.87%, 12/01/48	26	23,401
President and Fellows of Harvard College
3.15%, 07/15/46	2,113	1,701,590
2.52%, 10/15/50	133	91,662
3.30%, 07/15/56	579	453,742
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	329	224,151
Thomas Jefferson University, 3.85%, 11/01/57	66	50,880
Trustees of Boston College, 3.13%, 07/01/52	413	314,318
Trustees of Princeton University
5.70%, 03/01/39	413	468,107
4.20%, 03/01/52	1,000	969,457
Series 2020, 2.52%, 07/01/50	346	246,673
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	103	75,752
Series 2020, 2.40%, 10/01/50	94	61,385
University of Chicago
3.00%, 10/01/52	2,000	1,490,719
Series C, 2.55%, 04/01/50(a)	64	45,088
University of Miami, Series 2022, 4.06%, 04/01/52(a) .	500	432,911
University of Notre Dame du Lac, Series 2017,
3.39%, 02/15/48(a)	28	23,585
University of Southern California
3.03%, 10/01/39	130	109,243
2.81%, 10/01/50	63	45,567
Series 2017, 3.84%, 10/01/47	1,000	897,057
Series 21A, 2.95%, 10/01/51	883	659,225
Series A, 3.23%, 10/01/2120(a)	61	39,144
Washington University(a)
4.35%, 04/15/2122	29	24,831
Series 2022, 3.52%, 04/15/54	1,350	1,123,381
William Marsh Rice University, 3.77%, 05/15/55	215	189,938
Yale University, Series 2020, 2.40%, 04/15/50	113	76,988

		19,576,216

Electric Utilities — 10.1%
AEP Texas, Inc.
3.45%, 05/15/51	829	608,705
5.25%, 05/15/52	880	866,363
Series H, 3.45%, 01/15/50	163	121,573
AEP Transmission Co. LLC
3.75%, 12/01/47	600	496,768
3.80%, 06/15/49	829	685,575

Security	Par (000)	Value

Electric Utilities (continued)
AEP Transmission Co. LLC (continued)
3.15%, 09/15/49(a)	$64	$47,020
5.40%, 03/15/53	500	526,696
Series M, 3.65%, 04/01/50	413	330,277
Series N, 2.75%, 08/15/51	329	220,195
Series O, 4.50%, 06/15/52(a)	2,000	1,850,872
Alabama Power Co.
6.13%, 05/15/38	829	913,901
3.75%, 03/01/45	618	501,788
4.30%, 01/02/46	163	142,290
3.45%, 10/01/49	120	90,448
3.13%, 07/15/51	496	353,563
3.00%, 03/15/52	550	378,229
Series B, 3.70%, 12/01/47	277	221,009
Ameren Illinois Co.
4.15%, 03/15/46	413	358,112
3.70%, 12/01/47	500	419,573
4.50%, 03/15/49	250	232,635
3.25%, 03/15/50	197	147,956
5.90%, 12/01/52	400	452,906
American Electric Power Co., Inc., 3.25%, 03/01/50	829	585,388
Appalachian Power Co.
4.40%, 05/15/44	163	141,427
4.45%, 06/01/45	250	214,930
Series Z, 3.70%, 05/01/50	650	499,698
Arizona Public Service Co.
5.05%, 09/01/41	163	153,179
4.50%, 04/01/42	829	723,816
3.75%, 05/15/46	750	570,144
4.20%, 08/15/48	163	132,492
3.50%, 12/01/49	911	658,438
3.35%, 05/15/50	500	352,849
Avista Corp.
4.35%, 06/01/48	496	444,564
4.00%, 04/01/52	300	250,925
Baltimore Gas and Electric Co.
6.35%, 10/01/36	163	183,582
3.50%, 08/15/46	579	450,051
3.75%, 08/15/47	800	642,693
3.20%, 09/15/49	145	108,042
2.90%, 06/15/50	371	258,194
4.55%, 06/01/52	630	581,867
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,563	1,751,615
5.95%, 05/15/37	829	909,298
5.15%, 11/15/43(a)	563	564,960
4.50%, 02/01/45	679	622,396
3.80%, 07/15/48	413	339,185
4.45%, 01/15/49	413	374,753
4.25%, 10/15/50	829	723,528
2.85%, 05/15/51	1,429	986,978
4.60%, 05/01/53	1,029	958,747
Black Hills Corp.
4.35%, 05/01/33	329	304,770
4.20%, 09/15/46	250	200,349
3.88%, 10/15/49	288	219,648
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	26	21,364
4.50%, 04/01/44	800	740,120
3.95%, 03/01/48	163	138,252
5.30%, 04/01/53	60	62,813

S C H E D U L E S O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC (continued)
Class AF, 3.35%, 04/01/51	$413	$317,549
Sereis AJ, 4.85%, 10/01/52	500	496,451
Series AC, 4.25%, 02/01/49	950	850,928
Series AD, 2.90%, 07/01/50	250	175,623
Series AH, Class AH, 3.60%, 03/01/52	800	640,479
CenterPoint Energy, Inc., 3.70%, 09/01/49	163	125,072
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	263,841
Cleveland Electric Illuminating Co., 5.95%, 12/15/36 .	210	217,098
Commonwealth Edison Co.
5.90%, 03/15/36	800	870,082
6.45%, 01/15/38	350	405,994
3.80%, 10/01/42	320	270,945
4.60%, 08/15/43	300	283,976
3.70%, 03/01/45	163	132,302
4.35%, 11/15/45	800	724,427
3.65%, 06/15/46	620	499,648
4.00%, 03/01/48	829	710,876
4.00%, 03/01/49	829	703,208
3.00%, 03/01/50	413	295,430
5.30%, 02/01/53	240	250,510
Series 123, 3.75%, 08/15/47	900	740,432
Series 127, 3.20%, 11/15/49	505	374,645
Series 130, 3.13%, 03/15/51	329	238,545
Series 131, 2.75%, 09/01/51	413	278,582
Series 133, 3.85%, 03/15/52	659	546,570
Connecticut Light and Power Co.
4.30%, 04/15/44	450	402,500
4.00%, 04/01/48	1,200	1,042,345
5.25%, 01/15/53	500	524,056
Series A, 4.15%, 06/01/45	600	519,600
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	412,962
3.95%, 03/01/43	547	463,082
4.45%, 03/15/44	663	601,601
4.50%, 12/01/45	563	506,103
3.85%, 06/15/46	829	673,563
3.20%, 12/01/51	450	327,060
6.15%, 11/15/52	500	563,123
4.50%, 05/15/58	829	724,743
3.70%, 11/15/59	480	362,985
3.60%, 06/15/61	620	475,063
Series 06-A, 5.85%, 03/15/36	1,000	1,063,481
Series 07-A, 6.30%, 08/15/37	393	439,467
Series 09-C, 5.50%, 12/01/39	867	879,681
Series 12-A, 4.20%, 03/15/42	329	287,254
Series 2017, 3.88%, 06/15/47	400	326,142
Series 20B, 3.95%, 04/01/50(a)	829	693,944
Series A, 4.13%, 05/15/49	413	348,024
Series C, 4.30%, 12/01/56	413	348,563
Series C, 4.00%, 11/15/57	620	504,266
Series C, 3.00%, 12/01/60	660	437,360
Series E, 4.65%, 12/01/48	413	378,299
Constellation Energy Generation LLC
6.25%, 10/01/39	697	739,000
5.75%, 10/01/41	413	408,863
5.60%, 06/15/42	869	859,230
Consumers Energy Co.
3.25%, 08/15/46	1,000	762,783
4.05%, 05/15/48	450	390,662

Security	Par (000)	Value

Electric Utilities (continued)
Consumers Energy Co. (continued)
4.35%, 04/15/49	$829	$756,697
3.10%, 08/15/50	440	319,809
3.50%, 08/01/51	829	648,816
2.65%, 08/15/52(a)	59	39,857
4.20%, 09/01/52(a)	510	451,654
2.50%, 05/01/60	874	516,778
Dayton Power & Light Co., 3.95%, 06/15/49	350	273,416
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	829	851,748
4.60%, 06/15/43	163	151,289
5.10%, 06/01/65	413	418,757
Dominion Energy, Inc.
7.00%, 06/15/38	163	188,732
4.70%, 12/01/44	829	743,024
Series A, 4.60%, 03/15/49	413	366,146
Series B, 5.95%, 06/15/35	290	310,918
Series B, 4.85%, 08/15/52(a)	400	364,865
Series C, 3.30%, 04/15/41	225	173,319
Series C, 4.90%, 08/01/41	409	375,946
DTE Electric Co.
4.30%, 07/01/44	300	268,146
3.70%, 03/15/45	534	439,346
3.70%, 06/01/46	163	131,567
3.75%, 08/15/47	630	515,888
3.95%, 03/01/49	750	639,515
2.95%, 03/01/50	829	588,389
5.40%, 04/01/53	400	423,518
Series A, 4.00%, 04/01/43	97	84,365
Series A, 4.05%, 05/15/48	163	140,038
Series B, 3.25%, 04/01/51	579	432,446
Series B, 3.65%, 03/01/52	117	94,369
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	453,888
6.05%, 04/15/38	511	565,133
5.30%, 02/15/40(a)	963	1,006,864
4.25%, 12/15/41	829	746,903
4.00%, 09/30/42	1,113	961,973
3.88%, 03/15/46	800	663,201
3.70%, 12/01/47	413	334,547
3.95%, 03/15/48	329	275,019
3.20%, 08/15/49	769	572,101
3.45%, 04/15/51	225	172,079
3.55%, 03/15/52	892	706,018
5.35%, 01/15/53	750	786,951
Duke Energy Corp.
3.30%, 06/15/41	279	213,308
4.80%, 12/15/45	463	429,474
3.75%, 09/01/46	1,243	976,138
3.95%, 08/15/47	413	328,588
4.20%, 06/15/49	413	341,602
3.50%, 06/15/51	829	614,702
5.00%, 08/15/52(a)	800	750,600
Duke Energy Florida LLC
6.35%, 09/15/37	450	506,814
5.65%, 04/01/40(a)	300	315,813
3.40%, 10/01/46	863	671,330
3.00%, 12/15/51	300	211,009
5.95%, 11/15/52(a)	75	85,386
Duke Energy Indiana LLC
6.12%, 10/15/35	500	541,679

66	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Indiana LLC (continued)
6.35%, 08/15/38(a)	$450	$515,033
6.45%, 04/01/39	200	226,538
3.75%, 05/15/46	413	334,391
2.75%, 04/01/50	500	333,268
5.40%, 04/01/53	450	465,054
Series WWW, 4.90%, 07/15/43	163	158,624
Series YYY, 3.25%, 10/01/49	800	590,373
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	127,364
5.65%, 04/01/53	125	132,718
Duke Energy Progress LLC
6.30%, 04/01/38	300	337,319
4.10%, 05/15/42	797	699,565
4.10%, 03/15/43	863	751,323
4.38%, 03/30/44	326	293,697
4.15%, 12/01/44	413	359,217
4.20%, 08/15/45	963	838,291
3.70%, 10/15/46	413	329,660
3.60%, 09/15/47	829	648,720
2.50%, 08/15/50	413	262,176
2.90%, 08/15/51	1,026	703,882
4.00%, 04/01/52	100	84,471
5.35%, 03/15/53	300	312,101
El Paso Electric Co., 6.00%, 05/15/35(a)	413	432,091
Emera U.S. Finance LP, 4.75%, 06/15/46	988	821,009
Entergy Arkansas LLC
4.20%, 04/01/49	450	389,139
2.65%, 06/15/51	975	636,061
3.35%, 06/15/52	413	307,412
Entergy Corp., 3.75%, 06/15/50	464	355,272
Entergy Louisiana LLC
3.10%, 06/15/41	400	312,039
4.95%, 01/15/45	350	333,282
4.20%, 09/01/48	613	533,983
4.20%, 04/01/50	829	718,671
2.90%, 03/15/51	493	338,139
4.75%, 09/15/52	500	474,910
Entergy Mississippi LLC, 3.85%, 06/01/49	413	330,599
Entergy Texas, Inc.
4.50%, 03/30/39	400	369,229
3.55%, 09/30/49	130	99,156
5.00%, 09/15/52	200	195,105
Evergy Kansas Central, Inc.
4.13%, 03/01/42	400	345,963
4.25%, 12/01/45	829	713,816
3.25%, 09/01/49	413	300,081
3.45%, 04/15/50	413	310,685
5.70%, 03/15/53	145	153,379
Evergy Metro, Inc.
5.30%, 10/01/41	340	338,791
Series 2019, 4.13%, 04/01/49	550	460,597
Eversource Energy, 3.45%, 01/15/50	329	250,719
Exelon Corp.
4.95%, 06/15/35	700	699,984
5.63%, 06/15/35	300	316,217
5.10%, 06/15/45	163	154,301
4.45%, 04/15/46	600	523,109
4.70%, 04/15/50	413	376,055
5.60%, 03/15/53	670	689,696

Security	Par (000)	Value

Electric Utilities (continued)
Exelon Corp. (continued)
Series WI, 4.10%, 03/15/52	$959	$796,695
Florida Power & Light Co.
4.95%, 06/01/35	1,055	1,076,169
5.95%, 02/01/38	800	890,733
5.96%, 04/01/39	250	275,448
5.69%, 03/01/40	413	448,884
5.25%, 02/01/41	413	425,758
4.13%, 02/01/42	413	371,527
4.05%, 06/01/42	700	625,309
4.05%, 10/01/44	620	548,103
3.70%, 12/01/47	829	699,320
3.95%, 03/01/48	1,013	881,647
4.13%, 06/01/48	413	368,137
3.99%, 03/01/49	413	359,290
3.15%, 10/01/49	733	553,118
2.88%, 12/04/51	1,200	855,893
5.30%, 04/01/53	445	474,093
Georgia Power Co.
4.30%, 03/15/42	829	735,394
4.30%, 03/15/43	340	297,059
5.13%, 05/15/52	930	920,490
Series A, 3.25%, 03/15/51	600	431,809
Series B, 3.70%, 01/30/50(a)	829	649,198
Iberdrola International BV, 6.75%, 07/15/36(a)	400	463,725
Idaho Power Co.
5.50%, 03/15/53	220	233,568
Series K, 4.20%, 03/01/48	400	348,888
Indiana Michigan Power Co.
6.05%, 03/15/37	113	122,993
4.25%, 08/15/48	163	140,682
5.63%, 04/01/53	305	324,470
Series K, 4.55%, 03/15/46	96	85,402
Series L, 3.75%, 07/01/47	829	642,895
Interstate Power and Light Co.
6.25%, 07/15/39	260	281,719
3.70%, 09/15/46	413	321,131
3.50%, 09/30/49	477	354,800
3.10%, 11/30/51	355	242,747
ITC Holdings Corp., 5.30%, 07/01/43	200	192,765
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42(a)	658	641,470
Kentucky Utilities Co.
5.13%, 11/01/40	850	840,762
4.38%, 10/01/45	829	726,174
3.30%, 06/01/50	225	163,391
Louisville Gas and Electric Co., 4.25%, 04/01/49	829	722,216
MidAmerican Energy Co.
5.80%, 10/15/36	300	330,413
4.80%, 09/15/43	163	158,435
4.40%, 10/15/44(a)	829	769,192
4.25%, 05/01/46	300	266,670
3.65%, 08/01/48	413	339,374
4.25%, 07/15/49	1,243	1,119,717
3.15%, 04/15/50	163	121,634
2.70%, 08/01/52	225	153,382
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	413	356,035
Series B, 3.10%, 07/30/51	413	284,712

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	$270	$238,556
4.30%, 03/15/49	413	364,193
Nevada Power Co.
Series EE, 3.13%, 08/01/50	329	236,279
Series GG, 5.90%, 05/01/53	100	112,141
Series N, 6.65%, 04/01/36	600	687,922
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	454	311,035
5.25%, 02/28/53	950	940,127
Northern States Power Co.
6.20%, 07/01/37	400	448,784
5.35%, 11/01/39	350	364,714
3.40%, 08/15/42	130	106,538
4.13%, 05/15/44	250	222,075
4.00%, 08/15/45	250	215,619
3.60%, 05/15/46	500	401,539
3.60%, 09/15/47	953	779,884
2.90%, 03/01/50	366	262,073
3.20%, 04/01/52	145	108,041
4.50%, 06/01/52	626	588,046
NorthWestern Corp., 4.18%, 11/15/44(a)	350	308,109
NSTAR Electric Co., 4.55%, 06/01/52	381	360,900
Oglethorpe Power Corp.
5.95%, 11/01/39	350	354,657
5.38%, 11/01/40(a)	300	287,604
4.50%, 04/01/47(a)(d)	479	408,440
5.05%, 10/01/48	829	760,495
3.75%, 08/01/50	163	127,082
Ohio Edison Co., 6.88%, 07/15/36	300	346,437
Ohio Power Co.
4.15%, 04/01/48	829	715,721
Series R, 2.90%, 10/01/51	359	246,366
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	500	419,007
5.60%, 04/01/53	170	176,222
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	163	166,291
4.55%, 12/01/41	350	332,593
5.30%, 06/01/42(a)	295	305,041
3.75%, 04/01/45	163	136,930
3.80%, 09/30/47	279	232,275
4.10%, 11/15/48	413	364,188
3.80%, 06/01/49	829	689,787
3.10%, 09/15/49	809	595,089
2.70%, 11/15/51	626	421,255
4.60%, 06/01/52	500	469,078
4.95%, 09/15/52	500	492,664
Pacific Gas and Electric Co.
4.50%, 07/01/40	1,659	1,348,129
3.30%, 08/01/40	741	518,570
4.20%, 06/01/41	362	278,955
4.45%, 04/15/42	450	352,268
4.60%, 06/15/43	350	274,595
4.75%, 02/15/44	413	336,446
4.30%, 03/15/45	476	356,052
4.25%, 03/15/46	700	518,358
4.00%, 12/01/46	510	361,962
3.95%, 12/01/47	655	463,529
4.95%, 07/01/50	2,646	2,152,909

Security	Par (000)	Value

Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
3.50%, 08/01/50	$1,745	$1,137,325
5.25%, 03/01/52	543	456,097
6.75%, 01/15/53	550	563,029
6.70%, 04/01/53	665	677,791
PacifiCorp.
5.25%, 06/15/35	163	169,350
5.75%, 04/01/37	500	538,767
6.25%, 10/15/37	700	790,825
6.35%, 07/15/38	243	274,350
6.00%, 01/15/39	500	543,749
4.10%, 02/01/42(a)	163	143,942
4.13%, 01/15/49	829	713,874
4.15%, 02/15/50	413	355,772
3.30%, 03/15/51	1,000	747,043
2.90%, 06/15/52	926	645,780
5.35%, 12/01/53	950	989,055
PECO Energy Co.
5.95%, 10/01/36	260	283,835
3.90%, 03/01/48	829	707,921
3.00%, 09/15/49	126	91,173
3.05%, 03/15/51	57	40,782
2.85%, 09/15/51	243	166,949
4.60%, 05/15/52	300	286,242
4.38%, 08/15/52(a)	200	184,062
Potomac Electric Power Co.
6.50%, 11/15/37	450	515,749
4.15%, 03/15/43	563	505,170
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	278,530
4.75%, 07/15/43	163	156,943
4.15%, 10/01/45	300	264,023
3.95%, 06/01/47	400	344,900
4.15%, 06/15/48	400	358,702
3.00%, 10/01/49	110	80,208
5.25%, 05/15/53	500	520,787
Progress Energy, Inc., 6.00%, 12/01/39	800	828,993
Public Service Co. of Colorado
3.60%, 09/15/42	163	135,501
3.80%, 06/15/47	829	691,126
4.05%, 09/15/49	829	710,490
5.25%, 04/01/53	1,000	1,028,559
Series 36, 2.70%, 01/15/51	660	444,790
Series 39, 4.50%, 06/01/52	300	279,175
Public Service Co. of New Hampshire
3.60%, 07/01/49	229	185,357
5.15%, 01/15/53(a)	350	362,991
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	130	89,027
Public Service Electric and Gas Co.
5.80%, 05/01/37	288	313,404
3.95%, 05/01/42(a)	385	335,992
3.80%, 01/01/43	260	220,899
3.80%, 03/01/46	1,036	862,545
3.60%, 12/01/47(a)	250	202,122
3.85%, 05/01/49	413	346,475
3.20%, 08/01/49	300	227,141
3.15%, 01/01/50	329	244,662
2.70%, 05/01/50	300	205,209
2.05%, 08/01/50	300	178,111

68	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
3.00%, 03/01/51	$829	$597,489
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	439,304
5.76%, 10/01/39	300	313,285
5.80%, 03/15/40	413	436,649
4.30%, 05/20/45	400	342,926
4.22%, 06/15/48	413	361,725
3.25%, 09/15/49	620	460,790
2.89%, 09/15/51	300	204,975
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	426,030
4.15%, 05/15/48	829	721,914
3.70%, 03/15/52	400	324,599
5.35%, 04/01/53	470	486,981
Series RRR, 3.75%, 06/01/47	300	244,663
Series TTT, 4.10%, 06/15/49	300	256,153
Series UUU, 3.32%, 04/15/50	300	225,067
Series WWW, 2.95%, 08/15/51	600	423,270
Sempra Energy
3.80%, 02/01/38	1,329	1,166,821
6.00%, 10/15/39	700	739,035
4.00%, 02/01/48	829	675,229
Southern California Edison Co.
6.00%, 01/15/34(a)	1,243	1,348,568
5.63%, 02/01/36	300	311,443
6.05%, 03/15/39	700	748,472
4.50%, 09/01/40	829	746,535
4.05%, 03/15/42	340	285,032
4.65%, 10/01/43	1,038	954,276
4.00%, 04/01/47	1,479	1,222,370
3.65%, 02/01/50	1,029	800,581
3.45%, 02/01/52(a)	880	650,610
5.70%, 03/01/53(a)	115	120,376
Series 04-G, 5.75%, 04/01/35	300	317,922
Series 05-E, 5.35%, 07/15/35	300	303,633
Series 08-A, 5.95%, 02/01/38(a)	413	446,381
Series 13-A, 3.90%, 03/15/43	307	254,026
Series 20A, 2.95%, 02/01/51	1,000	677,840
Series B, 4.88%, 03/01/49	413	387,579
Series C, 3.60%, 02/01/45	163	124,529
Series C, 4.13%, 03/01/48	829	703,494
Series E, 5.45%, 06/01/52(a)	243	245,850
Series H, 3.65%, 06/01/51(a)	229	177,809
Southern Co.
4.25%, 07/01/36(a)	550	509,402
4.40%, 07/01/46	1,570	1,378,460
Southern Power Co.
5.15%, 09/15/41	900	858,050
5.25%, 07/15/43(a)	413	392,138
Series F, 4.95%, 12/15/46	829	745,194
Southwestern Electric Power Co.
6.20%, 03/15/40	300	319,545
3.25%, 11/01/51	329	228,803
Series J, 3.90%, 04/01/45	340	270,968
Series L, 3.85%, 02/01/48	413	318,836
Southwestern Public Service Co.
3.40%, 08/15/46	250	187,924
3.70%, 08/15/47	413	327,960
3.75%, 06/15/49	829	657,107

Security	Par (000)	Value

Electric Utilities (continued)
Southwestern Public Service Co. (continued)
Series 8, 3.15%, 05/01/50	$329	$238,324
Tampa Electric Co.
4.10%, 06/15/42	163	140,415
4.35%, 05/15/44	300	261,005
4.30%, 06/15/48	329	280,681
4.45%, 06/15/49	1,036	894,293
5.00%, 07/15/52(a)	175	169,369
Toledo Edison Co., 6.15%, 05/15/37	26	28,121
Tucson Electric Power Co.
4.85%, 12/01/48	163	148,832
4.00%, 06/15/50	500	405,830
3.25%, 05/01/51	130	91,171
5.50%, 04/15/53	250	255,017
Union Electric Co.
5.30%, 08/01/37(a)	300	308,539
3.90%, 09/15/42(a)	1,000	849,943
3.65%, 04/15/45	285	228,236
4.00%, 04/01/48	829	695,649
3.25%, 10/01/49	413	305,604
3.90%, 04/01/52	579	487,358
5.45%, 03/15/53(a)	300	315,745
Virginia Electric and Power Co.
6.35%, 11/30/37	1,000	1,119,416
8.88%, 11/15/38	950	1,325,899
4.00%, 01/15/43	463	394,160
4.45%, 02/15/44	538	480,435
4.60%, 12/01/48	374	337,879
3.30%, 12/01/49	209	155,215
2.45%, 12/15/50	591	363,597
2.95%, 11/15/51	413	284,078
5.45%, 04/01/53	1,010	1,034,579
Series A, 6.00%, 05/15/37	863	932,226
Series B, 6.00%, 01/15/36(a)	829	900,872
Series B, 4.20%, 05/15/45	300	257,364
Series B, 3.80%, 09/15/47	413	330,572
Series C, 4.00%, 11/15/46	225	186,288
Series C, 4.63%, 05/15/52	529	484,852
Series D, 4.65%, 08/15/43	413	376,694
Wisconsin Electric Power Co.
5.70%, 12/01/36(a)	500	531,285
4.30%, 10/15/48	620	550,941
Wisconsin Power and Light Co., 6.38%, 08/15/37(a)	200	221,501
Wisconsin Public Service Corp.
4.75%, 11/01/44	400	374,095
3.30%, 09/01/49	516	387,670
2.85%, 12/01/51	153	104,644
Xcel Energy, Inc.
6.50%, 07/01/36	650	724,462
3.50%, 12/01/49	680	522,114

		208,718,168

Electrical Equipment — 0.1%
Eaton Corp., 4.70%, 08/23/52(a)	800	770,209
Fortive Corp., 4.30%, 06/15/46	500	405,173
Rockwell Automation, Inc., 4.20%, 03/01/49	479	432,890

		1,608,272

Electronic Equipment, Instruments & Components — 0.2%
ABB Finance USA, Inc., 4.38%, 05/08/42	550	507,097
Corning, Inc.
4.75%, 03/15/42	550	521,136

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Corning, Inc. (continued)
5.35%, 11/15/48	$620	$616,098
3.90%, 11/15/49	163	126,657
4.38%, 11/15/57	620	524,977
5.85%, 11/15/68	496	492,156
5.45%, 11/15/79	963	903,625
Rockwell Automation, Inc., 2.80%, 08/15/61	410	270,623
Tyco Electronics Group SA, 7.13%, 10/01/37	400	474,235

		4,436,604

Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	976	955,943
Baker Hughes Holdings LLC/Baker Hughes Co.-
Obligor, Inc., 4.08%, 12/15/47(a)	1,243	1,019,754
Halliburton Co.
4.85%, 11/15/35	829	809,973
6.70%, 09/15/38	800	890,699
7.45%, 09/15/39	850	1,001,894
4.50%, 11/15/41	450	389,513
4.75%, 08/01/43	736	656,362
5.00%, 11/15/45(a)	1,659	1,522,374
NOV, Inc., 3.95%, 12/01/42	847	630,865

		7,877,377

Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52	66	56,006
Republic Services, Inc.
5.70%, 05/15/41(a)	600	647,402
3.05%, 03/01/50	350	254,516
Waste Connections, Inc.
3.05%, 04/01/50	379	264,684
2.95%, 01/15/52	650	449,607
Waste Management, Inc.
2.95%, 06/01/41	470	360,701
4.10%, 03/01/45	355	315,681
4.15%, 07/15/49	413	374,277
2.50%, 11/15/50	450	293,747

		3,016,621

Financial Services — 6.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33	1,350	1,084,756
3.85%, 10/29/41(a)	1,350	1,013,926
Bank of America Corp.
6.11%, 01/29/37	1,500	1,607,927
7.75%, 05/14/38	1,550	1,880,594
5.88%, 02/07/42	1,661	1,789,262
5.00%, 01/21/44	2,186	2,115,219
4.88%, 04/01/44	829	801,241
(1-day SOFR + 1.56%), 2.97%, 07/21/52(b)	1,630	1,112,240
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	1,789	1,377,482
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	825	543,766
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	4,139	2,936,483
(3-mo. LIBOR US + 1.19%), 3.95%, 01/23/49(b)	496	402,776
(3-mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)	1,579	1,365,900
(3-mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)	2,809	2,415,259
(3-mo. LIBOR US + 1.81%), 4.24%, 04/24/38(b)	2,243	2,009,703
(3-mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	2,053	1,820,418
(3-mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	4,235	3,552,165

Security	Par (000)	Value

Financial Services (continued)
Bank of America Corp. (continued)
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	$841	$631,497
Barclays PLC
5.25%, 08/17/45	1,250	1,172,779
4.95%, 01/10/47(a)	1,478	1,321,696
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	928	672,275
(1-year CMT + 1.70%), 3.81%, 03/10/42(b)	950	689,378
Citigroup, Inc.
8.13%, 07/15/39	1,975	2,552,597
5.88%, 01/30/42	1,623	1,730,931
6.68%, 09/13/43	163	182,226
5.30%, 05/06/44	413	392,593
4.65%, 07/30/45	2,070	1,900,908
4.75%, 05/18/46	2,243	1,964,536
4.65%, 07/23/48	2,393	2,207,283
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)	1,208	870,935
(1-day SOFR + 4.55%), 5.32%, 03/26/41(b)	990	978,064
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	829	719,789
CME Group, Inc.
5.30%, 09/15/43	829	877,300
4.15%, 06/15/48(a)	650	596,700
Credit Suisse Group AG, 4.88%, 05/15/45	1,682	1,430,524
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,000	975,526
Goldman Sachs Group, Inc.
6.45%, 05/01/36	500	538,317
6.75%, 10/01/37	4,949	5,416,136
6.25%, 02/01/41	2,529	2,791,599
4.80%, 07/08/44	1,636	1,523,545
5.15%, 05/22/45	2,243	2,118,149
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	1,659	1,191,464
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	2,279	1,712,499
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	1,504	1,160,814
(3-mo. CME Term SOFR + 1.37%), 4.02%, 10/31/38(b)	2,309	1,994,150
(3-mo. CME Term SOFR + 1.43%), 4.41%, 04/23/39(b)	1,579	1,423,816
HSBC Holdings PLC
6.50%, 05/02/36	1,803	1,854,419
6.50%, 09/15/37	2,440	2,480,289
6.80%, 06/01/38	1,350	1,417,400
6.10%, 01/14/42	1,529	1,639,078
5.25%, 03/14/44	1,418	1,291,346
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,029	753,556
4.25%, 09/21/48	1,013	892,798
3.00%, 06/15/50	1,259	899,816
4.95%, 06/15/52	1,046	1,036,360
3.00%, 09/15/60	1,285	854,120
5.20%, 06/15/62(a)	1,025	1,043,359
JPMorgan Chase & Co.
6.40%, 05/15/38(a)	2,561	2,897,104
5.50%, 10/15/40	1,259	1,305,016
5.60%, 07/15/41	1,804	1,881,373
5.40%, 01/06/42	1,329	1,371,594
5.63%, 08/16/43	1,413	1,472,570
4.85%, 02/01/44(a)	1,026	986,893
4.95%, 06/01/45	1,536	1,464,527

70	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.46%), 3.16%, 04/22/42(b)	$908	$692,928
(1-day SOFR + 1.51%), 2.53%, 11/19/41(b)	1,493	1,046,459
(1-day SOFR + 1.58%), 3.33%, 04/22/52(b)	2,791	2,083,878
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,109	1,499,432
(1-day SOFR + 2.46%), 3.11%, 04/22/41(b)	1,661	1,268,377
(3-mo. LIBOR US + 1.22%), 3.90%, 01/23/49(b)	1,900	1,549,506
(3-mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	2,073	1,726,551
(3-mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	1,513	1,274,884
(3-mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	2,029	1,778,868
Kimberly-Clark Corp.
6.63%, 08/01/37	600	737,892
5.30%, 03/01/41(a)	163	172,465
3.20%, 07/30/46(a)	136	105,045
3.90%, 05/04/47	620	540,234
2.88%, 02/07/50(a)	660	488,154
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	971	865,855
4.34%, 01/09/48	1,001	771,298
(5-year CMT + 1.50%), 3.37%, 12/14/46(b)	1,150	767,252
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38	163	150,167
3.75%, 07/18/39	1,832	1,586,031
Morgan Stanley
6.38%, 07/24/42	1,719	1,946,011
4.30%, 01/27/45	2,479	2,226,205
4.38%, 01/22/47	1,000	897,084
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)	2,064	1,376,267
(1-day SOFR + 4.84%), 5.60%, 03/24/51(b)	1,579	1,670,235
(3-mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)	2,489	2,285,118
(3-mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,979	1,742,989
Nasdaq, Inc.
2.50%, 12/21/40	600	402,892
3.25%, 04/28/50	430	299,055
3.95%, 03/07/52	500	394,643
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	338,465
2.93%, 09/17/41(a)	780	558,261
3.05%, 01/14/42	450	333,500
Voya Financial, Inc.
5.70%, 07/15/43	413	404,940
4.80%, 06/15/46	255	216,089

		129,305,791

Food Products — 0.5%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	700	752,473
4.02%, 04/16/43	59	52,174
3.75%, 09/15/47	429	365,782
4.50%, 03/15/49	829	792,126
2.70%, 09/15/51	600	419,087
Hershey Co.
3.13%, 11/15/49	413	313,564
2.65%, 06/01/50(a)	300	210,141
Hormel Foods Corp., 3.05%, 06/03/51	413	302,042
J M Smucker Co.
4.25%, 03/15/35	513	484,050
2.75%, 09/15/41	300	216,984
4.38%, 03/15/45	413	365,752
3.55%, 03/15/50	330	247,590

Security	Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc.(d)
4.38%, 02/02/52	$850	$600,722
6.50%, 12/01/52(a)	1,450	1,373,807
Mondelez International, Inc., 2.63%, 09/04/50	880	587,976
Tyson Foods, Inc.
4.88%, 08/15/34	425	424,366
5.15%, 08/15/44	413	396,338
4.55%, 06/02/47	663	576,071
5.10%, 09/28/48	1,393	1,320,412

		9,801,457

Ground Transportation — 2.5%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	282,810
6.15%, 05/01/37	650	740,556
5.75%, 05/01/40	750	809,457
5.05%, 03/01/41	450	451,087
5.40%, 06/01/41	500	520,774
4.95%, 09/15/41	250	248,605
4.40%, 03/15/42	97	90,159
4.38%, 09/01/42	563	523,794
4.45%, 03/15/43	830	775,517
5.15%, 09/01/43	713	728,309
4.90%, 04/01/44	1,013	998,454
4.55%, 09/01/44	813	769,962
4.15%, 04/01/45	1,013	904,361
4.70%, 09/01/45	413	396,737
3.90%, 08/01/46	309	263,633
4.13%, 06/15/47	763	675,727
4.05%, 06/15/48	829	729,257
4.15%, 12/15/48	413	366,832
3.55%, 02/15/50	931	753,478
3.05%, 02/15/51	329	240,227
3.30%, 09/15/51	829	633,460
2.88%, 06/15/52	650	456,595
4.45%, 01/15/53	800	752,420
Canadian National Railway Co.
6.25%, 08/01/34	400	459,757
6.20%, 06/01/36	450	511,353
6.38%, 11/15/37	250	289,935
3.20%, 08/02/46	660	508,581
3.65%, 02/03/48	493	411,943
2.45%, 05/01/50	1,174	768,438
4.40%, 08/05/52	580	548,527
Canadian Pacific Railway Co.
4.80%, 09/15/35	163	164,497
5.95%, 05/15/37	500	540,813
3.00%, 12/02/41(a)	992	823,969
4.30%, 05/15/43	400	357,921
4.80%, 08/01/45	519	506,445
4.95%, 08/15/45	450	443,580
4.70%, 05/01/48	413	384,403
3.50%, 05/01/50	413	320,679
3.10%, 12/02/51(a)	1,792	1,284,084
4.20%, 11/15/69	377	300,005
6.13%, 09/15/2115	763	811,912
CSX Corp.
6.00%, 10/01/36	300	328,629
6.15%, 05/01/37	300	332,181

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
CSX Corp. (continued)
6.22%, 04/30/40	$200	$222,549
5.50%, 04/15/41	500	514,332
4.75%, 05/30/42	911	864,168
4.10%, 03/15/44	750	660,860
3.80%, 11/01/46	750	620,183
4.30%, 03/01/48	620	550,032
4.75%, 11/15/48	600	567,305
4.50%, 03/15/49	829	760,105
3.35%, 09/15/49	140	105,558
3.80%, 04/15/50	454	368,524
3.95%, 05/01/50	371	308,970
2.50%, 05/15/51(a)	425	277,488
4.50%, 11/15/52	800	736,056
4.50%, 08/01/54	413	372,033
4.25%, 11/01/66	663	553,146
4.65%, 03/01/68(a)	413	369,136
Norfolk Southern Corp.
4.84%, 10/01/41	600	568,043
3.95%, 10/01/42	626	536,372
4.45%, 06/15/45	163	144,966
4.65%, 01/15/46	600	547,885
3.94%, 11/01/47	745	615,182
4.15%, 02/28/48	713	604,276
3.40%, 11/01/49	276	204,733
3.05%, 05/15/50	750	526,052
2.90%, 08/25/51	626	418,577
4.05%, 08/15/52	829	695,376
3.70%, 03/15/53	272	212,187
4.55%, 06/01/53	675	612,019
3.16%, 05/15/55	829	567,559
4.10%, 05/15/2121	579	414,853
Union Pacific Corp.
3.38%, 02/01/35	413	364,284
2.89%, 04/06/36	700	583,223
3.60%, 09/15/37	436	384,952
3.55%, 08/15/39	500	430,250
3.20%, 05/20/41	975	783,713
3.38%, 02/14/42	493	408,655
4.05%, 11/15/45	163	140,822
4.05%, 03/01/46	466	401,762
4.50%, 09/10/48	413	378,517
3.25%, 02/05/50	1,711	1,306,103
3.80%, 10/01/51	1,013	848,320
2.95%, 03/10/52	1,086	773,052
4.95%, 09/09/52	550	560,859
3.50%, 02/14/53	1,216	964,850
4.95%, 05/15/53(a)	1,400	1,412,852
3.95%, 08/15/59	645	532,897
3.84%, 03/20/60	1,151	936,409
3.55%, 05/20/61	977	747,080
2.97%, 09/16/62	1,000	662,807
5.15%, 01/20/63	200	204,473
3.80%, 04/06/71	1,159	905,761
3.85%, 02/14/72	451	359,115

		51,819,144

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,466	1,521,187
6.15%, 11/30/37	500	578,172
5.30%, 05/27/40	613	658,534

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
4.75%, 04/15/43	$563	$568,343
4.90%, 11/30/46	2,959	3,043,995
Baxter International, Inc.
3.50%, 08/15/46	413	301,403
3.13%, 12/01/51(a)	671	443,442
Becton Dickinson & Co.
4.69%, 12/15/44	944	882,899
4.67%, 06/06/47	1,313	1,225,121
3.79%, 05/20/50	347	281,333
Boston Scientific Corp.
4.55%, 03/01/39	615	579,229
7.38%, 01/15/40	250	304,805
4.70%, 03/01/49	489	464,419
Danaher Corp.
4.38%, 09/15/45	475	441,359
2.60%, 10/01/50	813	551,815
2.80%, 12/10/51	660	460,314
DH Europe Finance II SARL
3.25%, 11/15/39	729	610,094
3.40%, 11/15/49(a)	708	560,731
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(d)	915	1,027,617
Koninklijke Philips NV
6.88%, 03/11/38	529	614,386
5.00%, 03/15/42	413	392,683
Medtronic, Inc.
4.38%, 03/15/35	1,638	1,633,090
4.63%, 03/15/45	1,850	1,869,929
PerkinElmer, Inc., 3.63%, 03/15/51	300	222,005
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51(a)	500	372,914
Stryker Corp.
4.10%, 04/01/43	300	262,794
4.63%, 03/15/46	736	696,898
2.90%, 06/15/50	713	506,079
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,177	902,427
4.10%, 08/15/47	663	604,388
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	250	255,362
4.45%, 08/15/45(a)	413	354,307

		23,192,074

Health Care Providers & Services — 4.6%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	44,736
Adventist Health System, 3.63%, 03/01/49	127	95,730
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	24,528
3.39%, 10/15/49	1,585	1,237,128
Series 2020, 3.01%, 06/15/50	198	142,102
Aetna, Inc.
6.63%, 06/15/36	700	777,032
6.75%, 12/15/37	475	529,938
4.50%, 05/15/42	428	382,949
4.75%, 03/15/44	849	772,509
3.88%, 08/15/47	869	687,035
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	961	643,773
Allina Health System, Series 2019, 3.89%, 04/15/49	142	116,843
AmerisourceBergen Corp.
4.25%, 03/01/45	363	305,369
4.30%, 12/15/47	413	356,068

72	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Ascension Health
3.95%, 11/15/46	$1,243	$1,085,964
Series B, 3.11%, 11/15/39	1,500	1,206,296
Banner Health
2.91%, 01/01/42	1,640	1,241,091
2.91%, 01/01/51	231	160,269
Series 2020, 3.18%, 01/01/50	118	85,412
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	213	180,634
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,496	1,737,117
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	787,075
Bon Secours Mercy Health, Inc., Series 20-2, 3.21%, 06/01/50	110	77,829
Cardinal Health, Inc.
4.50%, 11/15/44	400	343,876
4.90%, 09/15/45	320	286,559
4.37%, 06/15/47	413	345,889
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	116,006
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	932,430
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	62,914
City of Hope, Series 2013, 5.62%, 11/15/43(a)	610	623,262
CommonSpirit Health
3.82%, 10/01/49	1,437	1,143,495
4.19%, 10/01/49	1,761	1,448,555
6.46%, 11/01/52(a)	343	405,145
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	225	153,191
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	759,938
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	1,164	950,752
Dignity Health, 5.27%, 11/01/64	26	24,773
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	749,618
Elevance Health, Inc.
5.95%, 12/15/34	350	375,951
6.38%, 06/15/37	350	392,146
4.63%, 05/15/42	900	837,290
4.65%, 01/15/43	859	807,823
5.10%, 01/15/44	745	724,199
4.65%, 08/15/44	788	726,960
4.38%, 12/01/47(a)	879	781,486
4.55%, 03/01/48	620	561,094
3.70%, 09/15/49	800	636,328
3.13%, 05/15/50	999	722,016
3.60%, 03/15/51	1,220	951,446
4.55%, 05/15/52(a)	1,029	933,691
6.10%, 10/15/52	610	680,392
5.13%, 02/15/53	700	695,614
Fred Hutchinson Cancer Center, Series 2022,
4.97%, 01/01/52	326	330,856
Hackensack Meridian Health, Inc.
4.50%, 07/01/57	1,000	903,355
Series 2020, 2.68%, 09/01/41	126	90,524
Series 2020, 2.88%, 09/01/50	657	447,819
Hartford HealthCare Corp., 3.45%, 07/01/54	113	82,373

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc.
5.13%, 06/15/39	$829	$779,497
4.38%, 03/15/42(d)	500	419,561
5.50%, 06/15/47	1,479	1,391,196
5.25%, 06/15/49	1,856	1,680,800
3.50%, 07/15/51	1,145	799,212
4.63%, 03/15/52(d)	1,576	1,307,236
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	1,127	937,835
Humana, Inc.
4.63%, 12/01/42	829	755,973
4.95%, 10/01/44	563	527,974
4.80%, 03/15/47	480	436,086
3.95%, 08/15/49	400	329,311
Indiana University Health, Inc. Obligated Group,
Series 2021, 2.85%, 11/01/51	1,413	961,700
Inova Health System Foundation, 4.07%, 05/15/52	25	21,944
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	122	93,041
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	950,136
Kaiser Foundation Hospitals
4.15%, 05/01/47	919	832,489
Series 2019, 3.27%, 11/01/49	243	188,497
Series 2021, 2.81%, 06/01/41	1,430	1,070,023
Series 2021, 3.00%, 06/01/51	3,055	2,172,993
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	493,359
Series 2020, 3.19%, 07/01/49	913	682,315
Series 2020, 3.34%, 07/01/60	329	235,698
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	225	197,695
Series 2021, 3.20%, 11/15/61	301	209,789
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	25	19,417
Memorial Health Services, 3.45%, 11/01/49	323	249,245
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	130,523
4.13%, 07/01/52	130	113,444
Series 2020, 2.96%, 01/01/50	2,505	1,793,671
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	626,588
Montefiore Obligated Group, 4.29%, 09/01/50	300	186,774
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	103	82,412
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 07/01/48	1,500	1,225,341
Series 2019, 3.74%, 07/01/49(a)	225	176,822
Series 2020, 3.39%, 07/01/50	120	84,661
MultiCare Health System, 2.80%, 08/15/50	200	126,308
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	23,601
New York and Presbyterian Hospital
2.26%, 08/01/40	413	287,133
4.02%, 08/01/45	97	86,255
2.61%, 08/01/60	413	253,745
Series 2019, 3.95%, 08/01/2119	270	202,458
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	105,254
3.81%, 11/01/49	1,544	1,188,360
Novant Health, Inc.
2.64%, 11/01/36	66	52,075

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Novant Health, Inc. (continued)
3.17%, 11/01/51	$1,858	$1,362,477
3.32%, 11/01/61	141	99,116
NYU Langone Hospitals
4.37%, 07/01/47(a)	645	574,253
Series 13-A, 5.75%, 07/01/43(a)	500	532,264
Series 2020, 3.38%, 07/01/55	500	365,371
OhioHealth Corp., 2.83%, 11/15/41	272	207,375
Orlando Health Obligated Group, 3.33%, 10/01/50	125	88,539
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/50	66	47,599
Piedmont Healthcare, Inc., Series 2042, 2.72%, 01/01/42	106	75,369
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	109,284
Providence St Joseph Health Obligated Group,
Series 21A, 2.70%, 10/01/51	1,749	1,088,678
Queen’s Health Systems, 4.81%, 07/01/52	60	59,174
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	57	41,872
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	1,150	974,118
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	113	76,932
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	63	44,677
Stanford Health Care, 3.03%, 08/15/51	579	415,546
Summa Health, 3.51%, 11/15/51	130	93,869
Sutter Health
Series 2018, 4.09%, 08/15/48	27	22,487
Series 20A, 3.16%, 08/15/40	115	87,983
Series 20A, 3.36%, 08/15/50	276	200,810
Texas Health Resources, 2.33%, 11/15/50	107	64,874
Trinity Health Corp.
4.13%, 12/01/45	1,500	1,332,409
Series 2019, 3.43%, 12/01/48	64	51,649
Series 2021, 2.63%, 12/01/40	29	21,287
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52(a)	212	213,490
UnitedHealth Group, Inc.
4.63%, 07/15/35	58	58,541
5.80%, 03/15/36	1,000	1,102,777
6.50%, 06/15/37	1,000	1,162,027
6.63%, 11/15/37	800	944,187
6.88%, 02/15/38(a)	926	1,125,666
3.50%, 08/15/39	1,384	1,186,434
2.75%, 05/15/40	1,175	902,109
5.95%, 02/15/41	26	28,730
3.05%, 05/15/41	1,639	1,301,999
4.63%, 11/15/41	496	480,085
4.38%, 03/15/42	650	601,972
3.95%, 10/15/42	597	525,275
4.25%, 03/15/43	663	619,168
4.75%, 07/15/45	1,143	1,116,083
4.20%, 01/15/47	620	551,263
4.25%, 04/15/47	829	748,158
3.75%, 10/15/47	1,113	931,013
4.25%, 06/15/48	1,160	1,050,496
4.45%, 12/15/48	1,579	1,465,281
3.70%, 08/15/49	1,243	1,022,203
2.90%, 05/15/50	1,069	763,434

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
3.25%, 05/15/51	$2,558	$1,942,631
5.88%, 02/15/53	2,400	2,710,397
5.05%, 04/15/53	1,350	1,371,038
3.88%, 08/15/59	379	307,232
3.13%, 05/15/60	1,150	818,238
4.95%, 05/15/62	1,250	1,229,238
6.05%, 02/15/63	1,400	1,609,889
5.20%, 04/15/63	900	917,758
WakeMed, Series A, 3.29%, 10/01/52	59	42,134
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	528	481,401
Yale-New Haven Health Services Corp.,
Series 2020, 2.50%, 07/01/50	57	36,325

		94,598,324

Health Care Technology — 0.0%
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50	145	102,630
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	654,613
Quest Diagnostics, Inc., 4.70%, 03/30/45	163	147,105

		904,348

Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	213	181,098
Marriott International, Inc., Series II, 2.75%, 10/15/33(a)	550	446,328
McDonald’s Corp.
4.70%, 12/09/35	586	585,684
6.30%, 10/15/37	600	685,997
6.30%, 03/01/38	829	945,593
5.70%, 02/01/39	300	317,011
3.70%, 02/15/42	726	602,810
4.60%, 05/26/45	829	767,054
4.88%, 12/09/45	1,379	1,334,610
4.45%, 03/01/47	1,113	1,017,750
4.45%, 09/01/48	600	548,939
3.63%, 09/01/49(a)	1,974	1,566,172
4.20%, 04/01/50	552	482,290
5.15%, 09/09/52	400	406,303
Starbucks Corp.
3.75%, 12/01/47	829	672,329
4.50%, 11/15/48	800	725,652
4.45%, 08/15/49(a)	400	361,689
3.35%, 03/12/50	829	619,333
3.50%, 11/15/50	1,010	780,516

		13,047,158

Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51	500	371,791
MDC Holdings, Inc.
6.00%, 01/15/43	329	289,857
3.97%, 08/06/61	300	182,232
PulteGroup, Inc., 6.38%, 05/15/33	300	319,903
Whirlpool Corp.
5.15%, 03/01/43	130	116,842

74	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
Whirlpool Corp. (continued)
4.50%, 06/01/46	$413	$340,402
4.60%, 05/15/50(a)	496	414,411

		2,035,438

Household Products — 0.0%
Church & Dwight Co., Inc.
3.95%, 08/01/47	300	251,027
5.00%, 06/15/52	400	401,069

		652,096

Industrial Conglomerates — 0.1%
Trane Technologies Global Holding Co. Ltd., 4.30%,
02/21/48	413	356,130
Trane Technologies Luxembourg Finance SA
4.65%, 11/01/44	500	449,873
4.50%, 03/21/49(a)	413	371,344

		1,177,347

Insurance — 3.3%
Aflac, Inc.
4.00%, 10/15/46	340	274,932
4.75%, 01/15/49(a)	543	500,760
Alleghany Corp., 3.25%, 08/15/51	429	310,335
Allstate Corp.
5.55%, 05/09/35	450	471,783
5.95%, 04/01/36	350	391,715
4.50%, 06/15/43	397	357,993
4.20%, 12/15/46	529	445,447
3.85%, 08/10/49	379	302,289
(3-mo. LIBOR US + 2.12%), 6.50%, 05/15/67(b)	425	412,934
American Financial Group, Inc., 4.50%, 06/15/47	620	519,334
American International Group, Inc.
3.88%, 01/15/35(a)	500	445,766
6.25%, 05/01/36	750	801,826
4.50%, 07/16/44	700	612,606
4.80%, 07/10/45	620	563,395
4.75%, 04/01/48	829	753,130
4.38%, 06/30/50	963	824,689
Aon Corp., 6.25%, 09/30/40(a)	255	276,309
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	600	396,102
3.90%, 02/28/52	889	715,818
Aon Global Ltd.
4.60%, 06/14/44	563	502,948
4.75%, 05/15/45	413	377,650
Arch Capital Finance LLC, 5.03%, 12/15/46	500	455,949
Arch Capital Group Ltd.
7.35%, 05/01/34(a)	250	291,985
3.64%, 06/30/50	829	628,032
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	259	242,282
Arthur J Gallagher & Co.
3.50%, 05/20/51	763	558,389
3.05%, 03/09/52	300	196,613
5.75%, 03/02/53	494	507,028
Assured Guaranty U.S. Holdings, Inc., 3.60%,
09/15/51	300	207,732
Athene Holding Ltd.
3.95%, 05/25/51	194	131,215
3.45%, 05/15/52	700	442,969
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	700	785,436

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
4.40%, 05/15/42	$676	$655,527
4.30%, 05/15/43	463	435,009
4.20%, 08/15/48	1,909	1,765,158
4.25%, 01/15/49	1,879	1,769,426
2.85%, 10/15/50	1,629	1,167,308
2.50%, 01/15/51	628	423,071
3.85%, 03/15/52	2,217	1,889,959
Berkshire Hathaway, Inc., 4.50%, 02/11/43	911	885,704
Brighthouse Financial, Inc.
4.70%, 06/22/47	985	743,207
3.85%, 12/22/51	350	217,614
Brown & Brown, Inc., 4.95%, 03/17/52	570	491,398
Chubb Corp.
6.00%, 05/11/37	1,100	1,225,418
Series 1, 6.50%, 05/15/38	526	611,365
Chubb INA Holdings, Inc.
4.15%, 03/13/43	97	87,005
4.35%, 11/03/45	1,109	1,024,500
2.85%, 12/15/51	413	291,057
3.05%, 12/15/61	936	645,249
Cincinnati Financial Corp., 6.13%, 11/01/34(a)	310	337,372
Corebridge Financial, Inc.(d)
4.35%, 04/05/42	525	433,652
4.40%, 04/05/52	1,155	904,020
Equitable Holdings, Inc., 5.00%, 04/20/48	1,379	1,193,521
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	1,113	804,261
3.13%, 10/15/52(a)	865	579,834
Fidelity National Financial, Inc., 3.20%, 09/17/51	422	259,981
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	500	525,749
6.10%, 10/01/41	26	26,865
4.30%, 04/15/43	500	419,272
3.60%, 08/19/49	656	496,495
2.90%, 09/15/51	629	415,864
Jackson Financial, Inc., 4.00%, 11/23/51	400	267,847
Lincoln National Corp.
6.30%, 10/09/37(a)	163	160,600
7.00%, 06/15/40(a)	375	379,510
4.35%, 03/01/48	280	197,689
4.38%, 06/15/50(a)	413	293,370
Loews Corp., 6.00%, 02/01/35(a)	300	323,900
Manulife Financial Corp., 5.38%, 03/04/46	579	583,242
Markel Corp.
5.00%, 04/05/46	400	366,195
4.30%, 11/01/47	220	184,260
5.00%, 05/20/49	600	543,486
4.15%, 09/17/50	413	330,625
3.45%, 05/07/52	475	340,773
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33(a)	400	434,926
4.75%, 03/15/39	450	426,308
4.35%, 01/30/47	513	449,562
4.20%, 03/01/48	413	356,006
4.90%, 03/15/49	1,279	1,233,999
2.90%, 12/15/51	343	235,279
6.25%, 11/01/52	450	515,930
5.45%, 03/15/53(a)	160	166,618
MetLife, Inc.
6.38%, 06/15/34(a)	613	692,379

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MetLife, Inc. (continued)
5.70%, 06/15/35	$1,050	$1,118,515
5.88%, 02/06/41	655	689,281
4.13%, 08/13/42	825	712,449
4.88%, 11/13/43	1,036	975,937
4.72%, 12/15/44	450	414,089
4.05%, 03/01/45	1,013	854,069
4.60%, 05/13/46	443	398,974
5.00%, 07/15/52	910	866,769
5.25%, 01/15/54	1,000	988,711
Nationwide Financial Services, Inc., 6.75%,
05/15/67	340	327,019
Old Republic International Corp., 3.85%, 06/11/51	600	439,124
Principal Financial Group, Inc.
6.05%, 10/15/36	450	475,806
4.63%, 09/15/42(a)	250	220,277
4.30%, 11/15/46	213	176,294
5.50%, 03/15/53	175	169,853
Progressive Corp.
4.35%, 04/25/44	26	23,348
3.70%, 01/26/45	130	105,566
4.13%, 04/15/47	713	621,580
4.20%, 03/15/48	413	363,134
3.95%, 03/26/50	413	345,480
3.70%, 03/15/52	655	526,911
Prudential Financial, Inc.
5.70%, 12/14/36	1,000	1,076,701
3.00%, 03/10/40	379	288,995
4.60%, 05/15/44	763	689,680
3.91%, 12/07/47	813	659,325
4.42%, 03/27/48	450	388,131
3.94%, 12/07/49	752	608,513
4.35%, 02/25/50	1,329	1,141,534
3.70%, 03/13/51	1,386	1,069,763
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	380,491
Travelers Cos., Inc.
6.75%, 06/20/36	163	190,723
6.25%, 06/15/37	1,113	1,261,273
5.35%, 11/01/40	300	316,018
4.60%, 08/01/43	702	659,375
4.30%, 08/25/45	163	147,769
3.75%, 05/15/46	450	367,468
4.00%, 05/30/47	563	485,298
4.05%, 03/07/48	450	388,212
4.10%, 03/04/49	163	141,864
2.55%, 04/27/50	450	297,488
3.05%, 06/08/51	829	598,346
Unum Group
5.75%, 08/15/42	163	152,159
4.50%, 12/15/49	163	122,866
4.13%, 06/15/51	975	707,690
W R Berkley Corp.
4.00%, 05/12/50	413	332,128
3.55%, 03/30/52	413	301,369
3.15%, 09/30/61	300	193,082

Security	Par (000)	Value

Insurance (continued)
Willis North America, Inc.
5.05%, 09/15/48	$300	$259,155
3.88%, 09/15/49	480	350,480

		68,301,838

Interactive Media & Services — 0.4%
Alphabet, Inc.
1.90%, 08/15/40(a)	1,141	803,713
2.05%, 08/15/50(a)	2,510	1,598,497
2.25%, 08/15/60	1,643	1,019,517
eBay, Inc.
4.00%, 07/15/42	600	490,819
3.65%, 05/10/51	813	604,713
Meta Platforms, Inc.
4.45%, 08/15/52	2,250	1,982,936
4.65%, 08/15/62	1,250	1,107,172

		7,607,367

IT Services — 0.6%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	666	468,695
4.50%, 08/15/46	300	247,461
5.63%, 07/15/52(a)	440	422,631
Fiserv, Inc., 4.40%, 07/01/49	1,677	1,427,262
International Business Machines Corp.
4.15%, 05/15/39	1,650	1,464,176
5.60%, 11/30/39	850	883,396
2.85%, 05/15/40	655	485,655
4.00%, 06/20/42(a)	902	772,445
4.70%, 02/19/46	491	449,704
4.25%, 05/15/49	2,495	2,154,505
2.95%, 05/15/50	564	381,531
3.43%, 02/09/52	550	403,467
4.90%, 07/27/52(a)	800	746,634
5.10%, 02/06/53(a)	750	726,556
Kyndryl Holdings, Inc., 4.10%, 10/15/41	479	323,513
Verisk Analytics, Inc.
5.50%, 06/15/45	300	294,076
3.63%, 05/15/50	472	347,264

		11,998,971

Leisure Products — 0.0%
Hasbro, Inc.
6.35%, 03/15/40	413	418,086
5.10%, 05/15/44(a)	255	223,436

		641,522

Machinery — 0.6%
Brunswick Corp., 5.10%, 04/01/52	329	244,951
Caterpillar, Inc.
6.05%, 08/15/36	690	785,389
5.20%, 05/27/41	994	1,060,106
3.80%, 08/15/42	1,951	1,750,329
3.25%, 09/19/49(a)	829	664,579
3.25%, 04/09/50(a)	829	668,760
4.75%, 05/15/64	400	393,378

76	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Deere & Co.
3.90%, 06/09/42(a)	$1,104	$1,019,082
2.88%, 09/07/49	517	397,711
3.75%, 04/15/50(a)	750	674,522
Dover Corp., 5.38%, 03/01/41	400	406,307
Otis Worldwide Corp.
3.11%, 02/15/40	829	650,596
3.36%, 02/15/50	676	503,674
Snap-on, Inc.
4.10%, 03/01/48	350	313,074
3.10%, 05/01/50	429	324,971
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	321,735
4.85%, 11/15/48(a)	463	399,645
2.75%, 11/15/50	675	408,268
Valmont Industries, Inc., 5.00%, 10/01/44(a)	829	746,446
Xylem, Inc., 4.38%, 11/01/46	413	362,648

		12,096,171

Media — 5.0%
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,085	960,444
4.30%, 07/29/49	498	430,316
3.65%, 08/15/52	658	514,357
Series US-4, 3.65%, 03/17/51(a)	500	392,691
Series US-6, 3.20%, 02/15/52	559	396,290
Charter Communications Operating LLC/Charter
Communications Operating Capital
6.38%, 10/23/35	2,013	1,989,891
5.38%, 04/01/38	829	718,586
3.50%, 06/01/41	979	668,949
3.50%, 03/01/42	1,363	920,408
6.48%, 10/23/45	2,943	2,726,813
5.38%, 05/01/47	2,043	1,672,113
5.75%, 04/01/48	1,459	1,240,071
5.13%, 07/01/49	1,229	960,565
4.80%, 03/01/50	2,226	1,685,724
3.70%, 04/01/51	2,046	1,297,590
3.90%, 06/01/52	2,425	1,579,822
5.25%, 04/01/53	1,252	1,002,038
6.83%, 10/23/55	163	154,674
3.85%, 04/01/61	1,417	867,318
4.40%, 12/01/61	1,429	957,805
3.95%, 06/30/62	1,243	765,098
5.50%, 04/01/63	1,000	798,880
Comcast Corp.
4.20%, 08/15/34	953	916,268
5.65%, 06/15/35	900	972,589
4.40%, 08/15/35	163	159,851
3.20%, 07/15/36	1,163	988,248
6.45%, 03/15/37	350	400,625
3.90%, 03/01/38	1,213	1,092,372
4.60%, 10/15/38	1,370	1,323,560
3.25%, 11/01/39	1,579	1,281,310
3.75%, 04/01/40	1,629	1,405,922
4.65%, 07/15/42	475	449,878
4.75%, 03/01/44	308	290,423
4.60%, 08/15/45	1,036	959,905
3.40%, 07/15/46	1,413	1,100,126
4.00%, 08/15/47	1,163	980,917
3.97%, 11/01/47	643	545,106

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
4.00%, 03/01/48	$1,163	$981,227
4.70%, 10/15/48(a)	2,036	1,931,071
4.00%, 11/01/49	2,039	1,718,646
3.45%, 02/01/50	500	386,645
2.80%, 01/15/51	1,000	675,111
2.89%, 11/01/51	4,459	3,047,236
2.45%, 08/15/52	1,409	883,355
4.05%, 11/01/52	1,047	884,462
2.94%, 11/01/56(a)	4,551	3,025,547
4.95%, 10/15/58(a)	829	814,134
2.65%, 08/15/62(a)	1,300	796,205
2.99%, 11/01/63	4,079	2,641,135
Discovery Communications LLC
5.00%, 09/20/37	463	405,443
6.35%, 06/01/40	700	682,352
4.88%, 04/01/43(a)	500	403,135
5.20%, 09/20/47	1,099	900,432
5.30%, 05/15/49	413	337,675
4.65%, 05/15/50	829	626,341
4.00%, 09/15/55(a)	1,575	1,035,130
Fox Corp.
5.48%, 01/25/39	1,129	1,069,965
5.58%, 01/25/49	1,129	1,048,677
Grupo Televisa SAB
6.63%, 01/15/40	463	491,359
5.00%, 05/13/45(a)	650	574,153
6.13%, 01/31/46(a)	702	722,095
5.25%, 05/24/49(a)	600	551,610
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	329	248,617
5.40%, 10/01/48	500	478,271
NBCUniversal Media LLC
5.95%, 04/01/41	516	561,921
4.45%, 01/15/43	130	119,210
Paramount Global
6.88%, 04/30/36	1,263	1,298,368
5.90%, 10/15/40	400	356,766
4.85%, 07/01/42	243	187,168
4.38%, 03/15/43	1,186	846,739
5.85%, 09/01/43	1,061	908,766
5.25%, 04/01/44	163	128,868
4.90%, 08/15/44	379	288,192
4.60%, 01/15/45	600	437,777
4.95%, 05/19/50	929	702,716
TELUS Corp.
4.60%, 11/16/48	630	557,935
4.30%, 06/15/49	413	345,605
Thomson Reuters Corp.
5.85%, 04/15/40	400	399,196
5.65%, 11/23/43	279	270,219
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33	763	862,210
Time Warner Cable LLC
6.55%, 05/01/37	1,288	1,255,345
7.30%, 07/01/38	1,150	1,191,743
6.75%, 06/15/39	1,701	1,653,793
5.88%, 11/15/40	913	812,153
5.50%, 09/01/41	900	768,534
4.50%, 09/15/42	963	733,472

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	$500	$464,010
4.13%, 06/01/44	813	735,122
3.00%, 07/30/46	600	440,563
Series E, 4.13%, 12/01/41	513	462,161
Walt Disney Co.
6.20%, 12/15/34	788	900,633
6.40%, 12/15/35	733	846,975
6.65%, 11/15/37	1,036	1,230,696
4.63%, 03/23/40	829	812,483
3.50%, 05/13/40	1,625	1,381,657
6.15%, 02/15/41	550	617,719
5.40%, 10/01/43	550	573,198
4.75%, 09/15/44	413	405,267
4.95%, 10/15/45	450	444,139
7.75%, 12/01/45	250	328,597
4.75%, 11/15/46(a)	293	282,606
2.75%, 09/01/49	1,629	1,130,852
4.70%, 03/23/50(a)	1,727	1,683,206
3.60%, 01/13/51	2,524	2,041,873
3.80%, 05/13/60	1,229	998,726
Warnermedia Holdings, Inc.(d)
5.05%, 03/15/42	4,150	3,432,466
5.14%, 03/15/52	5,064	4,046,427
5.39%, 03/15/62	2,750	2,208,023

		103,081,667

Metals & Mining — 1.3%
ArcelorMittal SA
7.00%, 10/15/39(a)	771	810,920
6.75%, 03/01/41	225	227,697
Barrick Gold Corp., 6.45%, 10/15/35	250	276,450
Barrick North America Finance LLC
5.70%, 05/30/41	1,063	1,118,249
5.75%, 05/01/43	713	753,672
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39	713	765,920
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	913	832,741
5.00%, 09/30/43	2,234	2,275,655
Freeport-McMoRan, Inc.
5.40%, 11/14/34(a)	613	604,401
5.45%, 03/15/43	1,344	1,261,557
Newmont Corp.
5.88%, 04/01/35	563	593,676
6.25%, 10/01/39	800	869,788
4.88%, 03/15/42(a)	827	794,955
5.45%, 06/09/44	380	386,179
Nucor Corp.
6.40%, 12/01/37	550	636,042
5.20%, 08/01/43	350	353,602
3.85%, 04/01/52	550	449,448
2.98%, 12/15/55	413	275,091
Precision Castparts Corp., 4.38%, 06/15/45	413	380,421
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	700	774,318
5.75%, 06/01/35	250	266,073
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,088	1,124,668
2.75%, 11/02/51	1,039	727,160
Rio Tinto Finance USA PLC
4.75%, 03/22/42	288	282,253

Security	Par (000)	Value

Metals & Mining (continued)
Rio Tinto Finance USA PLC (continued)
4.13%, 08/21/42	$713	$646,510
5.13%, 03/09/53	680	700,629
Southern Copper Corp.
7.50%, 07/27/35	750	877,500
6.75%, 04/16/40	869	971,977
5.25%, 11/08/42	950	921,975
5.88%, 04/23/45	1,338	1,395,116
Steel Dynamics, Inc., 3.25%, 10/15/50	496	341,700
Teck Resources Ltd.
6.13%, 10/01/35	240	250,006
6.25%, 07/15/41	630	656,553
5.20%, 03/01/42	300	278,671
5.40%, 02/01/43	560	532,967
Vale Overseas Ltd.
8.25%, 01/17/34	410	477,343
6.88%, 11/21/36	1,250	1,294,625
6.88%, 11/10/39(a)	1,036	1,075,044
Vale SA, 5.63%, 09/11/42	379	363,082

		27,624,634

Multi-Utilities — 0.6%
Atmos Energy Corp.
4.15%, 01/15/43	26	23,095
4.13%, 10/15/44	640	559,811
4.30%, 10/01/48	413	368,485
4.13%, 03/15/49	1,243	1,068,936
3.38%, 09/15/49	520	396,986
2.85%, 02/15/52	450	308,404
5.75%, 10/15/52	200	219,299
CenterPoint Energy Resources Corp., 5.85%,
01/15/41	163	171,318
NiSource, Inc.
5.95%, 06/15/41	319	335,202
5.25%, 02/15/43	301	299,865
4.80%, 02/15/44	163	152,663
5.65%, 02/01/45	428	445,666
4.38%, 05/15/47	963	846,464
3.95%, 03/30/48	500	411,121
5.00%, 06/15/52	450	426,629
ONE Gas, Inc.
4.66%, 02/01/44	563	520,534
4.50%, 11/01/48	350	311,070
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	230,487
3.64%, 11/01/46	255	189,758
3.35%, 06/01/50	329	234,346
5.05%, 05/15/52	500	472,294
Public Service Electric and Gas Co., 5.13%,
03/15/53	140	144,874
Southern California Gas Co.
3.75%, 09/15/42(a)	600	496,132
6.35%, 11/15/52	400	466,043
Series UU, 4.13%, 06/01/48	163	136,510
Series VV, 4.30%, 01/15/49	379	333,637
Series WW, 3.95%, 02/15/50	350	284,825
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	550	577,977
4.40%, 06/01/43	261	224,132
3.95%, 10/01/46	620	492,816
4.40%, 05/30/47	350	297,846
Series 21A, 3.15%, 09/30/51	745	515,676

78	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
Southwest Gas Corp., 3.18%, 08/15/51	$745	$496,947
Washington Gas Light Co.
3.65%, 09/15/49	413	316,876
Series K, 3.80%, 09/15/46	350	280,179

		13,056,903

Offshore Drilling & Other Services — 0.3%
Applied Materials, Inc.
5.10%, 10/01/35	400	420,434
5.85%, 06/15/41	625	695,465
4.35%, 04/01/47	720	681,264
2.75%, 06/01/50	763	554,569
KLA Corp.
5.00%, 03/15/49	400	393,629
3.30%, 03/01/50	486	370,899
4.95%, 07/15/52	1,045	1,034,301
5.25%, 07/15/62	720	731,995
Lam Research Corp.
4.88%, 03/15/49	829	816,690
2.88%, 06/15/50	779	550,159
3.13%, 06/15/60	250	173,251

		6,422,656

Oil, Gas & Consumable Fuels — 7.6%
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,430	1,115,142
3.00%, 02/24/50	1,829	1,310,221
2.77%, 11/10/50	409	280,033
2.94%, 06/04/51(a)	2,067	1,451,047
3.00%, 03/17/52(a)	1,263	896,743
3.38%, 02/08/61	1,827	1,355,975
Burlington Resources LLC, 5.95%, 10/15/36(a)	250	275,230
Canadian Natural Resources Ltd.
6.45%, 06/30/33	350	365,234
5.85%, 02/01/35(a)	300	302,401
6.50%, 02/15/37	400	421,161
6.25%, 03/15/38	925	986,395
4.95%, 06/01/47	643	585,132
Cenovus Energy, Inc.
5.25%, 06/15/37	504	484,443
6.80%, 09/15/37	413	444,542
6.75%, 11/15/39	489	530,973
5.40%, 06/15/47	683	636,367
3.75%, 02/15/52(a)	609	442,432
Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39(a)	763	625,753
Chevron Corp., 3.08%, 05/11/50	500	386,005
Chevron USA, Inc.
6.00%, 03/01/41	350	392,038
5.25%, 11/15/43	300	312,007
2.34%, 08/12/50(a)	613	403,066
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,000	1,060,188
6.40%, 05/15/37	1,329	1,478,512
7.50%, 07/30/39	1,000	1,223,750
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	400	409,678
ConocoPhillips, 6.50%, 02/01/39	1,450	1,702,663
ConocoPhillips Co.
3.76%, 03/15/42	630	540,134
4.30%, 11/15/44	829	757,645
5.95%, 03/15/46	300	335,447

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. (continued)
3.80%, 03/15/52(a)	$988	$827,141
4.03%, 03/15/62(a)	1,530	1,300,866
Continental Resources, Inc., 4.90%, 06/01/44	613	477,249
DCP Midstream Operating LP, 5.60%, 04/01/44	350	335,704
Devon Energy Corp.
5.60%, 07/15/41	1,263	1,231,066
4.75%, 05/15/42	419	368,120
5.00%, 06/15/45	763	683,172
Diamondback Energy, Inc.
4.40%, 03/24/51(a)	613	499,013
4.25%, 03/15/52	700	552,512
6.25%, 03/15/53(a)	550	574,800
Eastern Gas Transmission & Storage, Inc., 4.60%,
12/15/44	500	434,919
Enbridge Energy Partners LP
5.50%, 09/15/40	500	483,783
7.38%, 10/15/45	660	783,487
Series B, 7.50%, 04/15/38	350	407,148
Enbridge, Inc.
2.50%, 08/01/33	829	670,252
4.50%, 06/10/44	413	353,300
5.50%, 12/01/46	250	243,364
4.00%, 11/15/49	454	354,017
3.40%, 08/01/51	989	698,399
Energy Transfer LP
4.90%, 03/15/35	463	435,951
7.50%, 07/01/38	500	565,351
6.05%, 06/01/41	700	703,288
6.50%, 02/01/42	963	1,001,376
6.10%, 02/15/42	250	242,630
4.95%, 01/15/43	163	137,710
5.15%, 02/01/43	413	361,631
5.95%, 10/01/43	397	383,224
5.30%, 04/01/44	626	554,125
5.00%, 05/15/44	413	357,141
5.15%, 03/15/45	829	722,600
5.35%, 05/15/45	813	724,156
6.13%, 12/15/45	736	719,044
5.30%, 04/15/47	920	805,992
5.40%, 10/01/47	1,479	1,316,989
6.00%, 06/15/48	500	477,491
6.25%, 04/15/49	1,779	1,764,779
5.00%, 05/15/50	2,036	1,728,221
Enterprise Products Operating LLC
6.13%, 10/15/39	600	651,863
6.45%, 09/01/40	600	655,841
5.95%, 02/01/41	597	633,147
4.85%, 08/15/42	1,100	1,024,020
4.45%, 02/15/43	1,133	1,009,061
4.85%, 03/15/44(a)	1,129	1,053,325
5.10%, 02/15/45(a)	1,036	997,379
4.90%, 05/15/46	911	847,171
4.25%, 02/15/48	1,279	1,088,822
4.80%, 02/01/49	679	626,854
4.20%, 01/31/50	978	818,565
3.70%, 01/31/51	1,025	787,691
3.20%, 02/15/52	1,029	724,527
3.30%, 02/15/53	981	706,291
4.95%, 10/15/54	300	275,370

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
3.95%, 01/31/60	$1,000	$779,453
Series H, 6.65%, 10/15/34	300	332,892
EOG Resources, Inc.
3.90%, 04/01/35	450	416,911
4.95%, 04/15/50	713	718,502
Equinor ASA
3.63%, 04/06/40	829	719,016
5.10%, 08/17/40(a)	911	941,869
4.25%, 11/23/41	225	210,482
3.95%, 05/15/43	1,650	1,478,658
3.25%, 11/18/49	620	480,924
3.70%, 04/06/50	1,429	1,205,217
Exxon Mobil Corp.
3.00%, 08/16/39(a)	713	578,191
4.23%, 03/19/40	1,844	1,736,782
3.57%, 03/06/45(a)	600	501,202
4.11%, 03/01/46(a)	2,029	1,825,480
3.10%, 08/16/49	1,243	937,202
4.33%, 03/19/50	2,218	2,065,003
3.45%, 04/15/51	2,365	1,894,776
Hess Corp.
6.00%, 01/15/40(a)	750	763,333
5.60%, 02/15/41	954	927,582
5.80%, 04/01/47(a)	429	424,719
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	500	561,484
5.80%, 03/15/35	829	846,932
6.50%, 02/01/37	576	604,852
6.95%, 01/15/38	1,086	1,227,989
6.50%, 09/01/39	600	636,354
6.55%, 09/15/40	350	361,680
7.50%, 11/15/40	650	740,384
6.38%, 03/01/41	413	426,806
5.00%, 08/15/42	400	353,614
4.70%, 11/01/42	400	342,541
5.00%, 03/01/43	513	451,750
5.50%, 03/01/44	620	580,405
5.40%, 09/01/44	463	427,154
Kinder Morgan, Inc.
5.30%, 12/01/34	763	749,848
5.55%, 06/01/45	1,736	1,637,256
5.05%, 02/15/46	620	544,871
5.20%, 03/01/48	686	612,479
3.25%, 08/01/50	500	327,355
3.60%, 02/15/51	1,029	722,944
5.45%, 08/01/52	700	645,940
Magellan Midstream Partners LP
5.15%, 10/15/43	400	361,899
4.25%, 09/15/46	563	446,813
4.20%, 10/03/47	660	527,938
3.95%, 03/01/50	636	490,144
Marathon Oil Corp.
6.60%, 10/01/37	763	785,765
5.20%, 06/01/45	513	443,998
Marathon Petroleum Corp.
6.50%, 03/01/41	1,150	1,214,844
4.75%, 09/15/44	763	661,634
4.50%, 04/01/48	379	308,377

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP
4.50%, 04/15/38	$1,700	$1,526,182
5.20%, 03/01/47	829	747,811
5.20%, 12/01/47	413	371,058
4.70%, 04/15/48	1,386	1,158,419
5.50%, 02/15/49	1,479	1,368,614
4.95%, 03/14/52	771	667,411
5.65%, 03/01/53	440	421,045
4.90%, 04/15/58	500	413,608
ONEOK Partners LP
6.65%, 10/01/36(a)	500	528,104
6.85%, 10/15/37	400	428,469
6.13%, 02/01/41	575	573,152
6.20%, 09/15/43(a)	350	350,089
ONEOK, Inc.
6.00%, 06/15/35	300	299,066
4.95%, 07/13/47	579	491,825
5.20%, 07/15/48	863	755,438
4.45%, 09/01/49	625	490,962
4.50%, 03/15/50	413	324,504
7.15%, 01/15/51	250	272,577
Ovintiv, Inc.
6.50%, 08/15/34(a)	413	423,100
6.63%, 08/15/37	725	737,525
6.50%, 02/01/38	243	243,004
Phillips 66
4.65%, 11/15/34	872	844,032
5.88%, 05/01/42	1,176	1,247,128
4.88%, 11/15/44	1,636	1,541,024
3.30%, 03/15/52	967	680,915
Phillips 66 Co.(d)
4.68%, 02/15/45	400	355,033
4.90%, 10/01/46	413	373,563
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	500	519,912
5.15%, 06/01/42	450	380,465
4.30%, 01/31/43	300	227,107
4.70%, 06/15/44	620	490,285
4.90%, 02/15/45	579	470,098
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37(d)	400	411,802
Shell International Finance BV
4.13%, 05/11/35	1,220	1,172,481
6.38%, 12/15/38(a)	2,575	2,998,281
5.50%, 03/25/40	775	826,616
2.88%, 11/26/41	413	319,173
3.63%, 08/21/42	600	506,412
4.55%, 08/12/43	979	931,506
4.38%, 05/11/45	2,823	2,624,671
4.00%, 05/10/46	1,736	1,519,640
3.75%, 09/12/46	1,095	922,441
3.13%, 11/07/49	778	582,371
3.25%, 04/06/50	1,439	1,102,227
3.00%, 11/26/51	750	543,039
Spectra Energy Partners LP, 4.50%, 03/15/45	660	561,749
Suncor Energy, Inc.
5.95%, 12/01/34	400	415,310
6.80%, 05/15/38	750	826,221
6.50%, 06/15/38	893	961,978
6.85%, 06/01/39	613	669,995
4.00%, 11/15/47	829	666,604

80	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. (continued)
3.75%, 03/04/51(a)	$621	$472,523
Targa Resources Corp.
4.95%, 04/15/52	602	498,893
6.25%, 07/01/52	400	395,714
6.50%, 02/15/53	800	817,192
TotalEnergies Capital International SA
2.99%, 06/29/41	700	549,170
3.46%, 07/12/49	763	610,537
3.13%, 05/29/50	1,979	1,479,597
3.39%, 06/29/60	829	624,264
TransCanada PipeLines Ltd.
4.63%, 03/01/34	1,120	1,065,485
5.60%, 03/31/34(a)	413	419,145
5.85%, 03/15/36	500	514,394
6.20%, 10/15/37	880	932,320
4.75%, 05/15/38	386	364,700
7.25%, 08/15/38	163	188,505
7.63%, 01/15/39	1,363	1,623,280
6.10%, 06/01/40	500	523,211
5.00%, 10/16/43	517	475,266
4.88%, 05/15/48	470	429,202
5.10%, 03/15/49	1,370	1,289,526
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	400	397,385
4.45%, 08/01/42	163	144,130
4.60%, 03/15/48	550	484,754
3.95%, 05/15/50	413	330,955
Valero Energy Corp.
6.63%, 06/15/37	1,375	1,508,780
4.90%, 03/15/45	413	374,572
3.65%, 12/01/51	875	623,639
4.00%, 06/01/52(a)	519	398,812
Western Midstream Operating LP
5.30%, 03/01/48	1,000	843,902
5.50%, 02/01/50	1,100	933,210
Williams Cos., Inc.
6.30%, 04/15/40	1,113	1,174,252
5.80%, 11/15/43	350	348,881
5.40%, 03/04/44	429	405,207
5.75%, 06/24/44	529	524,183
4.90%, 01/15/45	413	368,882
5.10%, 09/15/45	745	681,123
4.85%, 03/01/48	713	633,306
3.50%, 10/15/51	600	427,689
5.30%, 08/15/52(a)	720	678,329

		157,511,496

Passenger Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 01/11/36	563	471,105

Personal Care Products — 0.4%
Colgate-Palmolive Co.
4.00%, 08/15/45	500	465,378
3.70%, 08/01/47	620	557,742
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	341,772
4.38%, 06/15/45	500	469,600
4.15%, 03/15/47(a)	413	377,618
3.13%, 12/01/49	566	438,152

Security	Par (000)	Value

Personal Care Products (continued)
Haleon US Capital LLC, 4.00%, 03/24/52	$1,000	$845,089
Kenvue, Inc.
5.10%, 03/22/43	630	652,884
5.05%, 03/22/53	1,100	1,141,933
5.20%, 03/22/63(d)	700	727,908
Procter & Gamble Co.
5.55%, 03/05/37	950	1,087,073
3.55%, 03/25/40	463	415,191
3.60%, 03/25/50	829	730,628
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	704	493,664

		8,744,632

Pharmaceuticals — 6.0%
AbbVie, Inc.
4.55%, 03/15/35	1,720	1,684,749
4.50%, 05/14/35	2,001	1,947,446
4.30%, 05/14/36	1,030	975,354
4.05%, 11/21/39	3,437	3,040,270
4.40%, 11/06/42	2,910	2,650,768
4.85%, 06/15/44	1,036	986,466
4.75%, 03/15/45	552	521,042
4.70%, 05/14/45	2,423	2,273,080
4.45%, 05/14/46	1,486	1,341,713
4.88%, 11/14/48	829	795,622
4.25%, 11/21/49	5,431	4,760,645
AstraZeneca PLC
6.45%, 09/15/37	2,275	2,694,677
4.00%, 09/18/42	850	777,031
4.38%, 11/16/45	1,037	994,687
4.38%, 08/17/48	745	709,430
2.13%, 08/06/50	348	220,845
3.00%, 05/28/51	650	492,834
Bristol-Myers Squibb Co.
4.13%, 06/15/39	1,663	1,558,324
2.35%, 11/13/40	650	470,773
3.55%, 03/15/42	1,040	886,107
3.25%, 08/01/42	750	598,239
4.63%, 05/15/44	650	629,611
5.00%, 08/15/45	650	659,162
4.35%, 11/15/47	960	889,544
4.55%, 02/20/48	1,042	991,375
4.25%, 10/26/49	3,153	2,860,398
2.55%, 11/13/50	1,589	1,062,795
3.70%, 03/15/52	1,493	1,238,570
3.90%, 03/15/62	864	716,534
Cigna Corp.
4.80%, 08/15/38	1,679	1,629,117
3.20%, 03/15/40	829	652,896
4.80%, 07/15/46	1,536	1,419,259
3.88%, 10/15/47	620	501,009
4.90%, 12/15/48	2,243	2,109,739
3.40%, 03/15/50	1,229	904,063
Cigna Group, 3.40%, 03/15/51	1,436	1,058,519
CVS Health Corp.
4.88%, 07/20/35	829	812,504
4.78%, 03/25/38	3,923	3,746,066
6.13%, 09/15/39	200	210,337
4.13%, 04/01/40(a)	1,010	864,320
2.70%, 08/21/40	1,283	918,991
5.30%, 12/05/43	750	731,866
5.13%, 07/20/45	2,981	2,820,299

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.05%, 03/25/48	$6,742	$6,293,828
4.25%, 04/01/50	496	413,756
5.63%, 02/21/53(a)	1,275	1,281,072
Eli Lilly & Co.
5.55%, 03/15/37(a)	400	446,269
3.70%, 03/01/45(a)	829	722,530
3.95%, 03/15/49	800	733,932
2.25%, 05/15/50	1,659	1,123,125
4.88%, 02/27/53	560	585,190
4.15%, 03/15/59	500	456,536
2.50%, 09/15/60	796	519,318
4.95%, 02/27/63	940	981,254
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	463	499,601
6.38%, 05/15/38	2,141	2,542,484
4.20%, 03/18/43	496	453,389
Johnson & Johnson
4.38%, 12/05/33	713	738,299
3.55%, 03/01/36	970	906,716
3.63%, 03/03/37	1,263	1,181,931
5.95%, 08/15/37	850	1,002,082
3.40%, 01/15/38	850	770,479
5.85%, 07/15/38	600	698,063
2.10%, 09/01/40	793	576,540
4.50%, 09/01/40	291	290,863
4.85%, 05/15/41	250	259,121
4.50%, 12/05/43	620	623,441
3.70%, 03/01/46	1,663	1,488,802
3.75%, 03/03/47	850	764,783
3.50%, 01/15/48	586	510,409
2.25%, 09/01/50	850	574,914
2.45%, 09/01/60	1,243	829,864
Mead Johnson Nutrition Co.
5.90%, 11/01/39	360	383,272
4.60%, 06/01/44	463	430,228
Merck & Co., Inc.
6.50%, 12/01/33	600	699,849
6.55%, 09/15/37	350	419,507
3.90%, 03/07/39	913	836,249
2.35%, 06/24/40	809	596,926
3.60%, 09/15/42	450	385,935
4.15%, 05/18/43	1,120	1,047,785
3.70%, 02/10/45	1,626	1,418,375
4.00%, 03/07/49	1,329	1,194,891
2.45%, 06/24/50	1,129	763,925
2.75%, 12/10/51	1,671	1,184,118
2.90%, 12/10/61	1,329	905,943
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	329,057
Mylan, Inc.
5.40%, 11/29/43	413	339,648
5.20%, 04/15/48	754	579,981
Novartis Capital Corp.
3.70%, 09/21/42	450	397,285
4.40%, 05/06/44	1,636	1,607,087
4.00%, 11/20/45	1,120	1,032,240
2.75%, 08/14/50(a)	1,110	817,137
Pfizer, Inc.
4.00%, 12/15/36(a)	763	734,700
4.10%, 09/15/38	829	784,840

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer, Inc. (continued)
3.90%, 03/15/39	$813	$743,155
7.20%, 03/15/39	2,166	2,735,971
2.55%, 05/28/40	1,109	839,308
5.60%, 09/15/40	400	435,628
4.30%, 06/15/43	663	626,211
4.40%, 05/15/44	813	786,046
4.13%, 12/15/46	1,243	1,146,491
4.20%, 09/15/48	813	762,834
4.00%, 03/15/49	829	752,234
2.70%, 05/28/50	1,160	836,699
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,391	1,083,099
3.18%, 07/09/50	1,833	1,319,710
3.38%, 07/09/60	1,078	760,736
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	1,013	785,090
Viatris, Inc.
3.85%, 06/22/40	1,179	814,198
4.00%, 06/22/50	1,443	936,105
Wyeth LLC
6.50%, 02/01/34(a)	813	938,861
5.95%, 04/01/37	1,563	1,764,315
Zoetis, Inc.
4.70%, 02/01/43	1,129	1,060,536
3.95%, 09/12/47	413	346,012
4.45%, 08/20/48	413	372,977
3.00%, 05/15/50	329	237,151

		123,048,012

Real Estate — 0.1%
Prologis LP
4.38%, 09/15/48	496	440,968
3.00%, 04/15/50	700	485,891
2.13%, 10/15/50	400	230,507
VICI Properties LP, 5.63%, 05/15/52	629	569,085

		1,726,451

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	430	400,268
Analog Devices, Inc.
2.80%, 10/01/41	701	538,414
2.95%, 10/01/51	950	690,060
Broadcom, Inc.(d)
3.47%, 04/15/34	2,881	2,380,187
3.14%, 11/15/35	2,643	2,046,105
3.19%, 11/15/36	2,700	2,054,710
4.93%, 05/15/37	2,400	2,190,703
3.50%, 02/15/41	2,466	1,849,915
3.75%, 02/15/51	1,385	1,020,103
Honeywell International, Inc.
5.70%, 03/15/36	250	275,855
5.70%, 03/15/37	400	441,914
5.38%, 03/01/41(a)	400	426,286
3.81%, 11/21/47	413	361,008
2.80%, 06/01/50	659	496,721
Intel Corp.
4.60%, 03/25/40(a)	600	564,400
2.80%, 08/12/41	657	476,807
5.63%, 02/10/43	1,380	1,416,258
4.10%, 05/19/46	1,123	951,366
4.10%, 05/11/47	1,113	936,881
3.73%, 12/08/47	1,909	1,507,303

82	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
3.25%, 11/15/49	$1,750	$1,234,976
4.75%, 03/25/50	2,156	1,960,295
3.05%, 08/12/51	1,050	714,155
4.90%, 08/05/52	1,500	1,385,896
5.70%, 02/10/53(a)	1,860	1,902,452
3.10%, 02/15/60	813	526,057
4.95%, 03/25/60(a)	579	535,853
3.20%, 08/12/61	1,257	829,905
5.05%, 08/05/62	800	736,199
5.90%, 02/10/63	800	823,889
Massachusetts Institute of Technology, 3.07%, 04/01/52	230	179,743
Micron Technology, Inc.
3.37%, 11/01/41	413	292,158
3.48%, 11/01/51	413	272,247
NVIDIA Corp.
3.50%, 04/01/40	988	850,823
3.50%, 04/01/50	1,593	1,300,416
3.70%, 04/01/60	493	397,967
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	963	701,365
3.13%, 02/15/42	413	292,533
3.25%, 11/30/51	475	316,578
QUALCOMM, Inc.
5.40%, 05/20/33(a)	600	645,301
4.65%, 05/20/35(a)	963	971,199
4.80%, 05/20/45	1,170	1,159,927
4.30%, 05/20/47	1,243	1,154,836
3.25%, 05/20/50(a)	660	506,807
4.50%, 05/20/52	942	875,636
6.00%, 05/20/53(a)	1,020	1,159,842
Texas Instruments, Inc.
3.88%, 03/15/39	829	760,966
4.15%, 05/15/48	1,479	1,365,623
2.70%, 09/15/51	500	352,991
4.10%, 08/16/52	95	86,596
5.00%, 03/14/53	270	279,537
TSMC Arizona Corp.
3.13%, 10/25/41	916	741,649
3.25%, 10/25/51(a)	750	585,937
4.50%, 04/22/52(a)	700	683,375

		47,608,993

Software — 2.7%
Activision Blizzard, Inc.
4.50%, 06/15/47	350	328,998
2.50%, 09/15/50	1,060	692,047
Electronic Arts, Inc., 2.95%, 02/15/51	571	389,856
Microsoft Corp.
3.50%, 02/12/35	1,515	1,447,247
4.20%, 11/03/35(a)	700	713,353
3.45%, 08/08/36	1,742	1,618,184
4.10%, 02/06/37(a)	850	847,838
4.45%, 11/03/45	1,000	1,003,912
3.70%, 08/08/46	1,729	1,567,480
4.25%, 02/06/47	1,500	1,477,385
2.53%, 06/01/50	5,711	4,051,969
2.92%, 03/17/52	4,677	3,584,073
4.50%, 02/06/57	709	730,901
2.68%, 06/01/60(a)	3,708	2,568,780

Security	Par (000)	Value

Software (continued)
Microsoft Corp. (continued)
3.04%, 03/17/62	$2,165	$1,631,083
Oracle Corp.
4.30%, 07/08/34	1,066	982,946
3.90%, 05/15/35	1,213	1,064,162
3.85%, 07/15/36	1,370	1,170,792
3.80%, 11/15/37	1,670	1,397,187
6.50%, 04/15/38	1,200	1,310,913
6.13%, 07/08/39	1,413	1,490,783
3.60%, 04/01/40	2,884	2,239,505
5.38%, 07/15/40	1,679	1,617,513
3.65%, 03/25/41	1,185	918,993
4.50%, 07/08/44	413	348,030
4.13%, 05/15/45	1,866	1,470,301
4.00%, 07/15/46	2,866	2,199,894
4.00%, 11/15/47	1,743	1,338,778
3.60%, 04/01/50	3,619	2,573,152
3.95%, 03/25/51	2,234	1,686,692
6.90%, 11/09/52	2,350	2,632,770
5.55%, 02/06/53	2,125	2,041,564
4.38%, 05/15/55	1,036	827,089
3.85%, 04/01/60	2,791	1,958,007
4.10%, 03/25/61	1,450	1,079,579
Salesforce, Inc.
2.70%, 07/15/41	1,179	881,784
2.90%, 07/15/51	1,648	1,170,075
3.05%, 07/15/61	1,020	700,668

		55,754,283

Specialty Retail — 0.1%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	580	406,735
Lowe’s Cos., Inc., 5.85%, 04/01/63	1,000	1,005,502

		1,412,237

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
4.50%, 02/23/36(a)	1,263	1,311,210
2.38%, 02/08/41	1,500	1,125,259
3.85%, 05/04/43	3,000	2,738,551
4.45%, 05/06/44	1,163	1,165,052
3.45%, 02/09/45	619	528,900
4.38%, 05/13/45	2,013	1,949,620
4.65%, 02/23/46	3,042	3,061,169
3.85%, 08/04/46	2,020	1,807,699
4.25%, 02/09/47	1,163	1,114,786
3.75%, 09/12/47	500	437,591
3.75%, 11/13/47	1,036	907,146
2.95%, 09/11/49	1,386	1,050,755
2.65%, 05/11/50	2,494	1,769,920
2.40%, 08/20/50	523	355,380
2.65%, 02/08/51	1,436	1,009,260
2.70%, 08/05/51	1,815	1,284,100
3.95%, 08/08/52	1,950	1,739,787
2.55%, 08/20/60(a)	1,829	1,211,972
2.80%, 02/08/61	973	660,539
2.85%, 08/05/61	1,430	984,985
4.10%, 08/08/62	1,000	886,516
Dell International LLC/EMC Corp.
8.10%, 07/15/36	901	1,057,637
3.38%, 12/15/41(d)	779	552,982
8.35%, 07/15/46	725	893,117

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp. (continued)
3.45%, 12/15/51(d)	$1,113	$731,611
Dell, Inc., 6.50%, 04/15/38	329	336,898
Hewlett Packard Enterprise Co.
6.20%, 10/15/35(a)	663	716,706
6.35%, 10/15/45	1,220	1,263,168
HP, Inc., 6.00%, 09/15/41(a)	988	1,001,963

		33,654,279

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40(a)	829	699,629
3.88%, 11/01/45(a)	763	687,033
3.38%, 11/01/46	343	282,015
3.38%, 03/27/50(a)	1,150	947,358

		2,616,035

Tobacco — 1.2%
Altria Group, Inc.
5.80%, 02/14/39	1,793	1,770,303
3.40%, 02/04/41	1,029	727,563
4.25%, 08/09/42	850	669,543
4.50%, 05/02/43	629	510,415
5.38%, 01/31/44(a)	1,644	1,505,748
3.88%, 09/16/46(a)	1,036	742,869
5.95%, 02/14/49(a)	2,393	2,258,553
4.45%, 05/06/50	541	403,377
3.70%, 02/04/51	745	498,933
4.00%, 02/04/61	979	688,271
BAT Capital Corp.
4.39%, 08/15/37	2,016	1,644,775
3.73%, 09/25/40	730	524,044
4.54%, 08/15/47	2,369	1,768,849
4.76%, 09/06/49	970	741,120
5.28%, 04/02/50	463	384,373
3.98%, 09/25/50	946	648,588
5.65%, 03/16/52	454	399,133
Philip Morris International, Inc.
6.38%, 05/16/38	1,250	1,382,757
4.38%, 11/15/41	600	520,697
4.50%, 03/20/42	510	446,152
3.88%, 08/21/42	788	631,746
4.13%, 03/04/43	671	553,741
4.88%, 11/15/43	663	605,915
4.25%, 11/10/44	1,150	960,682
Reynolds American, Inc.
5.70%, 08/15/35	593	568,175
6.15%, 09/15/43	497	483,687
5.85%, 08/15/45	1,950	1,763,398

		23,803,407

Transportation Infrastructure — 0.7%
FedEx Corp.
4.90%, 01/15/34(a)	400	398,977
3.90%, 02/01/35	423	381,240
3.25%, 05/15/41	708	540,453
3.88%, 08/01/42	500	407,971
4.10%, 04/15/43	500	414,868
5.10%, 01/15/44	650	613,762
4.10%, 02/01/45	500	411,515
4.75%, 11/15/45	946	855,610
4.55%, 04/01/46	1,220	1,066,491

Security	Par (000)	Value

Transportation Infrastructure (continued)

FedEx Corp. (continued)
4.40%, 01/15/47	$763	$648,789
4.05%, 02/15/48	513	417,951
4.95%, 10/17/48	829	773,142
5.25%, 05/15/50(a)	1,129	1,102,465

FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA,
1.88%, 08/20/35	780	650,670
United Parcel Service, Inc.
6.20%, 01/15/38	1,226	1,408,822
5.20%, 04/01/40	379	395,653
4.88%, 11/15/40	400	401,511
3.63%, 10/01/42	163	139,095
3.40%, 11/15/46	142	113,740
3.75%, 11/15/47	963	832,467
4.25%, 03/15/49	579	529,399
3.40%, 09/01/49(a)	575	464,171
5.30%, 04/01/50(a)	1,129	1,212,669
5.05%, 03/03/53	1,000	1,030,341

		15,211,772

Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	918,970
4.30%, 12/01/42	500	449,331
4.30%, 09/01/45	163	144,565
4.00%, 12/01/46	200	165,684
3.75%, 09/01/47	413	338,799
4.15%, 06/01/49	413	355,958
3.45%, 05/01/50(a)	600	464,863
3.25%, 06/01/51(a)	745	549,681
Essential Utilities, Inc.
4.28%, 05/01/49	400	335,514
3.35%, 04/15/50	429	307,313
5.30%, 05/01/52	279	272,658

		4,303,336

Wireless Telecommunication Services — 1.6%
America Movil SAB de CV
6.38%, 03/01/35(a)	900	997,481
6.13%, 11/15/37	300	329,306
6.13%, 03/30/40	1,450	1,572,616
4.38%, 07/16/42(a)	971	873,900
4.38%, 04/22/49(a)	1,028	918,325
Crown Castle, Inc., 4.15%, 07/01/50	500	403,800
Orange SA
5.38%, 01/13/42	812	838,318
5.50%, 02/06/44	750	793,099
Rogers Communications, Inc.
7.50%, 08/15/38	200	226,635
4.50%, 03/15/42(d)	726	615,772
5.45%, 10/01/43	500	472,126
5.00%, 03/15/44	1,013	919,349
4.30%, 02/15/48	636	503,813
4.35%, 05/01/49	1,036	832,072
3.70%, 11/15/49	979	709,604
4.55%, 03/15/52(d)	1,760	1,443,149
T-Mobile USA, Inc.
4.38%, 04/15/40	2,036	1,828,696
3.00%, 02/15/41	1,959	1,456,324
4.50%, 04/15/50	2,200	1,928,059
3.30%, 02/15/51	2,600	1,855,491
3.40%, 10/15/52	2,859	2,068,601

84	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
5.65%, 01/15/53	$1,650	$1,701,935
3.60%, 11/15/60	1,606	1,145,783
5.80%, 09/15/62	650	672,856
Vodafone Group PLC
6.15%, 02/27/37(a)	1,263	1,360,621
5.00%, 05/30/38(a)	500	484,779
4.38%, 02/19/43	1,187	1,004,870
4.88%, 06/19/49	1,493	1,339,574
4.25%, 09/17/50	1,135	930,118
5.63%, 02/10/53	1,700	1,678,238
5.13%, 06/19/59	496	451,169
5.75%, 02/10/63	400	395,845

		32,752,324

Total Corporate Bonds — 86.8% (Cost: $2,024,580,026)		1,793,740,766

Foreign Government and Agency Obligations

Chile — 0.5%
Chile Government International Bond
2.55%, 07/27/33	1,610	1,349,180
3.50%, 01/31/34(a)	1,300	1,176,338
3.10%, 05/07/41	2,500	1,930,156
4.34%, 03/07/42(a)	1,900	1,725,794
3.86%, 06/21/47	1,300	1,081,681
3.50%, 01/25/50(a)	1,578	1,214,370
4.00%, 01/31/52	710	588,989
3.10%, 01/22/61(a)	1,932	1,294,198
3.25%, 09/21/71	708	471,838

		10,832,544

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	1,516	1,724,734

Indonesia — 0.4%
Indonesia Government International Bond
4.35%, 01/11/48(a)	1,266	1,139,242
5.35%, 02/11/49	900	919,012
3.70%, 10/30/49(a)	1,000	804,875
3.50%, 02/14/50(a)	478	368,150
4.20%, 10/15/50(a)	1,178	1,025,449
3.05%, 03/12/51	1,589	1,176,158
4.30%, 03/31/52(a)	750	658,031
5.45%, 09/20/52	575	587,865
5.65%, 01/11/53	630	664,768
3.20%, 09/23/61	478	328,715
4.45%, 04/15/70	1,000	861,125
3.35%, 03/12/71	750	512,953

		9,046,343

Israel — 0.3%
Israel Government International Bond
4.50%, 01/30/43	1,585	1,487,225
4.13%, 01/17/48	778	676,520
3.88%, 07/03/50	1,778	1,482,185

Security	Par (000)	Value

Israel (continued)
Israel Government International Bond (continued)
4.50%, 04/03/2120	$850	$708,847
State of Israel, 3.38%, 01/15/50	1,778	1,350,502

		5,705,279

Italy — 0.2%
Republic of Italy Government International Bond
5.38%, 06/15/33(a)	1,670	1,681,269
4.00%, 10/17/49	1,783	1,356,785
3.88%, 05/06/51	2,178	1,555,676

		4,593,730

Mexico — 1.6%
Mexico Government International Bond
4.88%, 05/19/33	1,000	968,313
3.50%, 02/12/34	3,150	2,695,809
6.75%, 09/27/34	1,497	1,663,822
6.35%, 02/09/35	2,605	2,787,838
6.05%, 01/11/40	2,406	2,483,894
4.28%, 08/14/41	2,582	2,164,523
4.75%, 03/08/44	3,272	2,845,208
5.55%, 01/21/45(a)	2,565	2,470,897
4.60%, 01/23/46	2,082	1,749,921
4.35%, 01/15/47(a)	722	583,376
4.60%, 02/10/48(a)	672	560,196
4.50%, 01/31/50(a)	1,279	1,058,213
5.00%, 04/27/51(a)	2,110	1,849,283
4.40%, 02/12/52	1,750	1,395,406
6.34%, 05/04/53	2,864	2,952,784
3.77%, 05/24/61	2,410	1,669,377
5.75%, 10/12/2110	2,312	2,056,669

		31,955,529

Panama — 0.6%
Panama Government International Bond
6.40%, 02/14/35	1,600	1,691,800
6.70%, 01/26/36	1,938	2,085,530
4.50%, 05/15/47	1,150	921,653
4.50%, 04/16/50	2,268	1,771,592
4.30%, 04/29/53	1,578	1,181,823
6.85%, 03/28/54	350	364,875
4.50%, 04/01/56(a)	1,808	1,371,594
3.87%, 07/23/60	2,903	1,941,019
4.50%, 01/19/63	1,500	1,103,250

		12,433,136

Peru — 0.5%
Peruvian Government International Bond
8.75%, 11/21/33	1,414	1,807,092
3.00%, 01/15/34(a)	2,187	1,829,289
6.55%, 03/14/37(a)	813	905,885
3.30%, 03/11/41(a)	909	699,816
5.63%, 11/18/50	2,110	2,182,267
3.55%, 03/10/51(a)	1,725	1,301,081
2.78%, 12/01/60	1,686	1,031,411
3.60%, 01/15/72	925	635,244
3.23%, 07/28/2121	913	556,816

		10,948,901

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines — 0.7%
Philippines Government International Bond
6.38%, 10/23/34	$1,750	$1,978,375
5.00%, 01/13/37	1,128	1,141,254
3.95%, 01/20/40	1,850	1,620,831
3.70%, 03/01/41(a)	1,926	1,630,238
3.70%, 02/02/42	2,903	2,436,343
2.95%, 05/05/45	478	350,822
2.65%, 12/10/45	1,310	908,649
3.20%, 07/06/46	1,910	1,444,199
4.20%, 03/29/47	900	792,450
5.95%, 10/13/47	700	767,725
5.50%, 01/17/48	900	938,981

		14,009,867

Poland — 0.2%
Republic of Poland Government International Bond
4.88%, 10/04/33	2,100	2,131,894
5.50%, 04/04/53	2,100	2,180,456

		4,312,350

South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	478	359,038
Korea International Bond
4.13%, 06/10/44	600	577,188
3.88%, 09/20/48	345	317,300

		1,253,526

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36(a)	750	835,458
Inter-American Development Bank
3.20%, 08/07/42	370	324,591
4.38%, 01/24/44(a)	225	231,716
International Bank for Reconstruction & Development, 4.75%, 02/15/35(a)	413	447,121

		1,838,886

Uruguay — 0.4%
Uruguay Government International Bond
5.75%, 10/28/34	1,300	1,443,244
7.63%, 03/21/36(a)	1,050	1,330,416
4.13%, 11/20/45(a)	800	745,650
5.10%, 06/18/50(a)	2,866	2,935,500
4.98%, 04/20/55(a)	2,324	2,333,877

		8,788,687

Total Foreign Government and Agency Obligations — 5.7%
(Cost: $130,180,053)		117,443,512

Municipal Bonds

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, RB, BAB,
4.84%, 01/01/41	910	914,444

California — 1.7%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	610	749,017
Series S-1, 6.92%, 04/01/40	500	602,195
Series S-1, 7.04%, 04/01/50	25	32,969
Series S-3, 6.91%, 10/01/50	1,540	2,026,688
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	845	623,544

Security	Par (000)	Value

California (continued)
California State University, RB, Series E, 2.90%, 11/01/51	$125	$93,288
California State University, Refunding RB
Series B, 2.98%, 11/01/51	835	614,445
Series B, 2.72%, 11/01/52	270	187,366
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB,
Class A, (AGM), 4.24%, 05/15/48	540	489,899
City of San Francisco California Public Utilities
Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	25	31,684
City of San Francisco California Public Utilities
Commission Water Revenue, Refunding RB,
Series A, 3.30%, 11/01/39	140	118,919
East Bay Municipal Utility District Water System
Revenue, RB, BAB, 5.87%, 06/01/40	25	28,486
Foothill-Eastern Transportation Corridor Agency,
Refunding RB
Series A, 4.09%, 01/15/49	195	164,186
Series A, (AGM), 3.92%, 01/15/53	110	90,759
Golden State Tobacco Securitization Corp.,
Refunding RB
Class B, (SAP), 3.29%, 06/01/42	1,420	1,119,298
Class B, (SAP), 3.00%, 06/01/46	100	93,554
Series A-1, 3.71%, 06/01/41	210	161,688
Series A-1, 4.21%, 06/01/50	210	163,784
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	1,315	1,657,124
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue, RB, BAB, 5.74%,
06/01/39	25	27,425
Los Angeles County Public Works Financing
Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	32,405
Los Angeles Department of Water & Power, RB, BAB 5.72%, 07/01/39	125	139,639
6.57%, 07/01/45	1,300	1,584,996
Los Angeles Unified School District, GO, BAB
Series KR, 5.75%, 07/01/34	690	758,192
Series RY, 6.76%, 07/01/34	1,775	2,064,526
Regents of the University of California Medical
Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	290	212,170
Series N, 3.71%, 05/15/2120	1,400	965,483
Series Q, 4.56%, 05/15/53	1,135	1,082,535
Regents of the University of California Medical
Center Pooled Revenue, RB, BAB, Series H,
6.55%, 05/15/48	55	66,476
Regents of the University of California Medical
Center Pooled Revenue, Refunding RB, BAB,
Series F, 6.58%, 05/15/49	490	587,639
San Diego County Regional Transportation
Commission, RB, BAB, 5.91%, 04/01/48	190	216,134
San Diego County Regional Transportation Commission, Refunding RB, Series A,
3.25%, 04/01/48	113	89,813
San Diego County Water Authority, RB, BAB,
Series B, 6.14%, 05/01/49	1,030	1,203,276
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM),
3.49%, 01/15/50	225	179,076

86	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California, GO, BAB
7.50%, 04/01/34	$520	$652,168
7.55%, 04/01/39	1,965	2,586,294
7.30%, 10/01/39	3,390	4,229,537
7.35%, 11/01/39	1,270	1,599,006
7.63%, 03/01/40	2,480	3,248,545
7.60%, 11/01/40(a)	1,525	2,026,135
State of California, Refunding GO
4.50%, 04/01/33	125	126,162
4.60%, 04/01/38	100	99,152
5.20%, 03/01/43	265	267,895
University of California, RB
Series AD, 4.86%, 05/15/2112	225	207,448
Series AQ, 4.77%, 12/31/99	333	303,730
University of California, RB, BAB
5.77%, 05/15/43	115	127,562
5.95%, 05/15/45	400	451,248

		34,183,560

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	25	28,900

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114	530	500,278
District of Columbia Water & Sewer Authority,
Refunding RB, Series D, Subordinate Lien,
3.21%, 10/01/48	95	73,617
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	1,125	1,204,797
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	32,468

		1,811,160

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	503,542
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	68,062

		571,604

Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	150	121,608
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	1,015	1,154,241
6.66%, 04/01/57	823	942,392

		2,218,241

Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	25	18,815

Illinois — 0.7%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	100	94,232
Series C, Senior Lien, 4.57%, 01/01/54	100	93,333
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	1,042,267
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	420	486,367

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue, RB (continued)
Series B, 6.90%, 12/01/40	$1,140	$1,330,925
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	389,191
Illinois State Toll Highway Authority, RB, BAB,
Series A, 6.18%, 01/01/34	163	183,602
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	670	743,664
Sales Tax Securitization Corp., Refunding RB,
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	824,775
State of Illinois, GO, 5.10%, 06/01/33	7,105	7,117,057
State of Illinois, GO, BAB, 7.35%, 07/01/35	970	1,062,968

		13,368,381

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51(a)	55	42,537

Kansas — 0.0%
Kansas Development Finance Authority, RB,
Series K, (BAM), 2.77%, 05/01/51	90	64,518

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB Class A-4, 4.48%, 08/01/39	1,460	1,418,138
Series A3, 5.20%, 12/01/39	495	516,754
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41	150	118,127

		2,053,019

Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	25	18,107
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	820	894,037
Commonwealth of Massachusetts, Refunding GO Series D, 2.66%, 09/01/39	642	530,960
Series D, 2.81%, 09/01/43	820	627,637
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	740,287
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	46,647
Massachusetts Water Resources Authority,
Refunding RB, Series C, 2.82%, 08/01/41	110	90,980

		2,948,655

Michigan — 0.2%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	90	78,342
3.38%, 12/01/40	1,555	1,310,210
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	155	120,356
Michigan State University, RB, Series A, 4.17%,
08/15/2122	243	198,768
University of Michigan, RB
Series A, 3.50%, 04/01/52(a)	55	46,322
Series A, 4.45%, 04/01/2122	1,547	1,402,365
Series B, 2.44%, 04/01/40	475	358,001
University of Michigan, Refunding RB, Series C,
3.60%, 04/01/47	1,000	902,260

		4,416,624

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	$118	$109,189

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	350	286,360
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	155	122,595

		408,955

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49(a)	125	99,467

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	355	443,183

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,193,787
New Jersey Transportation Trust Fund Authority, Refunding RB
4.08%, 06/15/39	125	111,782
4.13%, 06/15/42	865	764,875
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	620	776,567
Series F, 7.41%, 01/01/40(a)	1,505	1,942,195
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	463	348,563
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	283,351

		5,421,120

New York — 1.0%
City of New York, GO, 5.26%, 10/01/52	780	843,719
City of New York, GO, BAB
5.52%, 10/01/37(a)	400	432,490
Series F-1, 6.27%, 12/01/37	215	246,155
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	2,012,271
7.34%, 11/15/39	400	513,509
6.81%, 11/15/40	320	347,083
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	125	118,212
New York City Municipal Water Finance Authority, RB, BAB
5.75%, 06/15/41	2,825	3,202,852
5.95%, 06/15/42	55	63,621
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	28,780
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	242,912
6.01%, 06/15/42	490	571,200
5.44%, 06/15/43(a)	125	136,602
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	25	26,785
5.57%, 11/01/38	520	554,697
New York State Dormitory Authority, RB, BAB Series D, 5.60%, 03/15/40	1,110	1,202,376

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, RB, BAB (continued)
Series F, 5.63%, 03/15/39	$350	$374,590
New York State Dormitory Authority, Refunding RB, Series F, 3.11%, 02/15/39	1,030	857,817
New York State Thruway Authority, Refunding RB Series M, 2.90%, 01/01/35	400	343,798
Series M, 3.50%, 01/01/42	95	80,246
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	1,125	1,196,614
Port Authority of New York & New Jersey, ARB 3.14%, 02/15/51	1,600	1,224,293
3.18%, 07/15/60	270	197,602
192nd Series, 4.81%, 10/15/65	125	126,049
215th Series, 3.29%, 08/01/69	125	91,494
Series 20, 4.23%, 10/15/57	1,070	979,677
Port Authority of New York & New Jersey, RB 165th Series, 5.65%, 11/01/40	1,025	1,141,149
168th Series, 4.93%, 10/01/51	1,030	1,057,385
181st Series, 4.96%, 08/01/46	110	113,012
182nd Series, 5.31%, 08/01/46	25	25,065
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	2,315	2,198,907

		20,550,962

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	44,002

Ohio — 0.3%
American Municipal Power, Inc., RB Series B, 7.83%, 02/15/41	525	669,628
Series B, 8.08%, 02/15/50	400	558,038
American Municipal Power, Inc., RB, BAB, 5.94%, 02/15/47	1,025	1,135,761
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	400	331,313
Series B, 4.53%, 01/01/35	280	281,055
Ohio State University, RB, Series A, 3.80%, 12/01/46	1,515	1,311,060
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	660	678,350
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	117,002
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	25	25,318

		5,107,525

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB 4.38%, 11/01/45	290	278,573
Class A3, 4.71%, 05/01/52	115	113,494
Series A2, 4.62%, 06/01/44	580	573,041
Series A-3, 5.09%, 02/01/52	265	275,202

		1,240,310

88	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	$113	$85,726
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	55	61,276

		147,002

Pennsylvania — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	115	84,039
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,540	1,183,505
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	312,953
Series D, 2.84%, 09/01/50	95	68,727
Pennsylvania Turnpike Commission, RB, BAB,
Series B, 5.51%, 12/01/45(a)	610	667,106
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	113	78,393

		2,394,723

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	29,886

Texas — 0.7%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	2,505	2,591,317
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	175,933
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	155	172,914
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 2.91%, 02/01/48	215	166,901
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	467,036
Series B, 6.00%, 12/01/44	200	231,079
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48(a)	455	322,167
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51	1,300	1,172,375
Series A, 4.51%, 11/01/51	190	181,012
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	105,020
Series A, 3.14%, 11/01/45	190	149,118
Series C, 3.09%, 11/01/40	1,065	861,451
Series C, 2.92%, 11/01/50	720	530,855
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	890	669,065
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,489,665
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	697,780
State of Texas, GO, BAB
5.52%, 04/01/39	945	1,043,419
Series A, Class A, 4.68%, 04/01/40	1,500	1,524,864
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, 5.10%, 04/01/35	855	893,287
Series 2023-1, 5.17%, 04/01/41	630	681,930
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	345	292,033

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	$400	$385,292
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	569,622

		15,374,135

Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	328,869
Series A, 3.23%, 12/31/99	55	35,511
Series U, 2.58%, 11/01/51	215	151,210

		515,590

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	325	342,319

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	460,082

Total Municipal Bonds — 5.6% (Cost: $126,308,454)		115,328,908

Preferred Securities

Capital Trust — 0.0%

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66(a)	1,250	1,253,750

Total Preferred Securities — 0.0% (Cost: $1,300,565)		1,253,750

Total Long-Term Investments — 98.1% (Cost: $2,282,369,098)		2,027,766,936

	Shares

Short-Term Securities

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	118,264,919	118,300,398

Total Short-Term Securities — 5.7% (Cost: $118,262,348)		118,300,398

Total Investments — 103.8% (Cost: $2,400,631,446)		2,146,067,334

Liabilities in Excess of Other Assets — (3.8)%		(79,293,114)

Net Assets — 100.0%		$2,066,774,220

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Credit Bond Index Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$104,925,359	$13,321,364	(a)	$—	$(1,191)	$54,866	$118,300,398	118,264,919	$733,399	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,793,740,766	$—	$1,793,740,766
Foreign Government and Agency Obligations	—	117,443,512	—	117,443,512
Municipal Bonds	—	115,328,908	—	115,328,908
Preferred Securities
Capital Trust	—	1,253,750	—	1,253,750
Short-Term Securities
Money Market Funds	118,300,398	—	—	118,300,398

	$118,300,398	$2,027,766,936	$—	$2,146,067,334

See notes to financial statements.

90	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares U.S. Long Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.1%
Fannie Mae, 5.63%, 07/15/37	$4,000	$4,719,805
Federal Home Loan Banks, 5.50%, 07/15/36	4,730	5,471,641
Tennessee Valley Authority
5.88%, 04/01/36	11,841	13,694,438
3.50%, 12/15/42	66	56,367

		23,942,251

Total U.S. Government Sponsored Agency Securities —1.1%
(Cost: $25,079,176)		23,942,251

U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 02/15/36 - 08/15/39	19,166	21,379,371
4.75%, 02/15/37 - 02/15/41(a)	34,628	39,657,150
5.00%, 05/15/37(a)	28,315	33,168,368
4.38%, 02/15/38 - 05/15/41	16,770	18,387,177
3.50%, 02/15/39	9,761	9,699,231
4.25%, 05/15/39 - 11/15/40	20,025	21,670,366
4.63%, 02/15/40	13,475	15,234,645
1.13%, 05/15/40 - 08/15/40	91,555	61,142,131
3.88%, 08/15/40 - 02/15/43	7,803	7,946,338
1.38%, 11/15/40 - 08/15/50	104,289	64,651,417
1.88%, 02/15/41 - /15/51(a)	242,985	174,309,134
2.25%, 05/15/41 - 02/15/52(a)	334,378	258,887,047
1.75%, 08/15/41	34,909	25,392,206
3.75%, 08/15/41 - 11/15/43	47,466	47,194,220
2.00%, 11/15/41 - 08/15/51(a)	174,541	124,444,764
3.13%, 11/15/41 - 05/15/48	56,536	51,179,102
2.38%, 02/15/42 - 05/15/51(a)	67,460	52,506,641
3.00%, 05/15/42 - 08/15/52(a)	298,392	261,499,380
3.25%, 05/15/42	16,347	15,136,939
2.75%, 08/15/42 - 11/15/47(a)	157,938	133,277,945

Security	Par (000)	Value

U.S. Treasury Obligations (continued)

U.S. Treasury Bonds (continued)
3.38%, 08/15/42 - 11/15/48	$39,277	$36,893,448
4.00%, 11/15/42 - 11/15/52	45,000	47,717,078
2.88%, 05/15/43 - 05/15/52(a)	120,608	103,434,878
3.63%, 08/15/43 - 02/15/53	52,356	51,631,182
2.50%, 02/15/45 - 05/15/46	268,330	214,426,688
1.25%, 05/15/50(a)	23,928	13,948,342
1.63%, 11/15/50(a)	258,969	166,438,162

Total U.S. Treasury Obligations — 96.8% (Cost: $2,382,480,061)		2,071,253,350

Total Long-Term Investments — 97.9% (Cost: $2,407,559,237)		2,095,195,601

	Shares

Short-Term Securities

Money Market Funds — 27.0%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(b)(c)(d)	578,346,098	578,519,602

Total Short-Term Securities — 27.0% (Cost: $578,277,365)		578,519,602

Total Investments — 124.9% (Cost: $2,985,836,602)		2,673,715,203

Liabilities in Excess of Other Assets — (24.9)%		(533,860,704)

Net Assets — 100.0%		$2,139,854,499

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$667,911,530	$—	$(89,763,688	)(a)	$8,020	$363,740	$578,519,602	578,346,098	$843,053	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Ultra U.S. Treasury Bond	41	06/21/23	$5,805	$261,453

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$261,453	$—	$261,453

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(590,090)	$—	$(590,090)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$1,093,024	$—	$1,093,024

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,835,453

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$—	$23,942,251	$—	$23,942,251
U.S. Treasury Obligations	—	2,071,253,350	—	2,071,253,350
Short-Term Securities
Money Market Funds	578,519,602	—	—	578,519,602

	$578,519,602	$2,095,195,601	$—	$2,673,715,203

92	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Long Government Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$261,453	$—	$—	$261,453

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) April 30, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27	$3,750	$3,582,825
Series 2022-2, Class A, 3.39%, 05/15/27	8,302	8,120,342
BA Credit Card Trust, Series 2021, Class A1, 0.44%, 09/15/26	4,166	3,982,096
Carmax Auto Owner Trust, Series 2021-1, Class A4, 0.53%, 10/15/26	852	790,161
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/25	1,962	1,914,912
Honda Auto Receivables Owner Trust, Series 2020-2, Class A4, 1.09%, 10/15/26	4,150	4,063,575
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	620	609,281
Series 2022-B, Class A4, 3.80%, 08/15/28	450	441,159
Santander Drive Auto Receivables Trust,
Series 2022-4, Class A3, 4.14%, 02/16/27	790	779,428
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	2,484	2,398,413
Series 2021-B, Class A4, 0.53%, 10/15/26	2,073	1,914,419
Series 2022-B, Class A3, 2.93%, 09/15/26	10,000	9,711,144
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	2,382	2,265,476

Total Asset-Backed Securities — 1.0% (Cost: $41,840,710)		40,573,231

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 3.1%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,516,204
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	4,004,471
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,732,624
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,908	1,803,864
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,601,646
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	6,518,584
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,381,472
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,467,819
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	3,031,558
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	6,267,163
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,341,101
Series 2020-B19, Class B, 2.35%, 09/15/53	937	696,126
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,409,077
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,607,477
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,280,934
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	620	613,147
Series 2014-GC25, Class A4, 3.64%, 10/10/47	413	399,333
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,243	1,182,365
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,748,575
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	766,186
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,306,064
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,765,986
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,077	1,064,613
Series 2014-CR20, Class A3, 3.33%, 11/10/47	3,389	3,274,163
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	413	405,587
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,243	1,199,564

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (continued)
Series 2016-CR28, Class A4, 3.76%, 02/10/49	$620	$594,075
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	829	802,815
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,761,646
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,159,096
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	5,787,559
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class A2, 2.92%, 06/25/32	2,000	1,811,288
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,387,934
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47	5,809	5,621,293
Series 2015-GC30, Class A4, 3.38%, 05/10/50	496	474,547
Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,908	1,822,934
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	163	159,688
Series 2014-C22, Class A4, 3.80%, 09/15/47	225	217,914
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,620	1,550,230
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,705,777
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,652,551
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class AS, 4.19%, 07/15/46(a)	2,073	2,062,730
Series 2014-C16, Class A4, 3.60%, 06/15/47	2,384	2,338,727
Series 2015-C24, Class A4, 3.73%, 05/15/48	620	596,628
Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,346,574
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	978	936,129
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,355,809
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	445,437
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	553,401
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,243	1,191,871
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,028	3,875,597
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,027,787
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,175,075
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	1,913,122

Total Non-Agency Mortgage-Backed Securities — 3.1% (Cost: $144,415,580)		128,713,937

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.2%
Fannie Mae Mortgage-Backed Securities
2.00%, 09/01/50 - 12/01/50	9,933	8,290,862
4.50%, 09/01/52	4,972	4,922,233
5.00%, 02/01/53 - 05/01/53	35,494	35,351,504
5.50%, 02/01/53	19,882	20,354,745
Freddie Mac Mortgage-Backed Securities
3.00%, 05/01/51	1,505	1,360,695
4.00%, 02/01/53	7,942	7,673,501
5.00%, 04/01/53	7,000	6,971,415
5.50%, 04/01/53	7,800	7,889,095

		92,814,050

94	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 2.6%
Fannie Mae
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	$195	$190,210
Series 2016-M5, Class A2, 2.47%, 04/25/26	5,071	4,818,507
Series 2016-M6, Class A2, 2.49%, 05/25/26	5,089	4,847,390
Series 2017-M15, Class A2, 3.06%, 09/25/27(a)	3,081	2,945,042
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	2,489	2,395,905
Series 2018-M3, Class A2, 3.17%, 02/25/30(a)	7,274	6,814,134
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,716	3,369,494
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,549	3,783,430
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,082,932
Series 2022-M21, Class A2, 1.66%, 04/25/31(a)	3,536	2,912,327
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K041, Class A2, 3.17%, 10/25/24	6,225	6,067,220
Series K052, Class A2, 3.15%, 11/25/25	620	601,892
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	4,040,891
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,789,453
Series K067, Class A1, 2.90%, 03/25/27	2,242	2,177,170
Series K076, Class A2, 3.90%, 04/25/28	1,659	1,643,404
Series K081, Class A2, 3.90%, 08/25/28(a)	8,302	8,222,298
Series K088, Class A2, 3.69%, 01/25/29	413	404,011
Series K100, Class A2, 2.67%, 09/25/29	8,302	7,631,562
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,267,060
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,846,389
Series K111, Class A2, 1.35%, 05/25/30	829	690,012
Series K123, Class A2, 1.62%, 12/25/30	8,302	6,949,148
Series K126, Class A2, 2.07%, 01/25/31	9,074	7,841,852
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,366,769
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	3,086,657
Series K727, Class A2, 2.95%, 07/25/24	3,561	3,475,536
Series K730, Class A2, 3.59%, 01/25/25(a)	7,173	7,021,162
Series K734, Class A2, 3.21%, 02/25/26	4,731	4,591,018

		111,872,875

Mortgage-Backed Securities — 90.7%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	986	926,752
4.00%, 02/01/47 - 02/01/57	3,387	3,263,262
3.50%, 11/01/51	5,197	4,893,671
(12-mo. LIBOR US + 1.53%), 3.21%, 05/01/43(a)	46	45,121
(12-mo. LIBOR US + 1.54%), 3.39%, 06/01/43(a)	58	58,571
(12-mo. LIBOR US + 1.70%), 3.95%, 08/01/42(a)	13	13,371
(12-mo. LIBOR US + 1.75%), 4.00%, 08/01/41(a)	4	3,864
(12-mo. LIBOR US + 1.83%), 4.08%, 11/01/40(a)	2	2,369
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	5	5,125
3.00%, 03/01/27 - 10/01/47	36,835	34,038,736
2.50%, 07/01/28 - 01/01/33	8,923	8,429,431
3.50%, 03/01/32 - 06/01/49	36,026	34,181,883
5.00%, 04/01/33 - 04/01/49	1,635	1,658,121
4.00%, 05/01/33 - 01/01/49	12,342	12,034,122
5.50%, 06/01/35 - 01/01/39	53	54,842
4.50%, 06/01/38 - 01/01/49	5,121	5,112,840
(12-mo. LIBOR US + 1.50%), 3.25%, 06/01/43(a)	1	1,003
(12-mo. LIBOR US + 1.70%), 3.97%, 08/01/41(a)	3	2,728
(12-mo. LIBOR US + 1.84%), 4.13%, 09/01/40(a)	5	5,287
Ginnie Mae Mortgage-Backed Securities
7.50%, 12/15/23	1	802
5.50%, 12/15/32 - 05/18/53(b)	39,174	39,445,705
6.00%, 03/15/35 - 10/20/38	57	60,289

Security	Par (000)	Value

Mortgage-Backed Securities (continued)

Ginnie Mae Mortgage-Backed Securities (continued)
6.50%, 09/15/36	$42	$42,687
4.50%, 07/15/39 - 05/18/53(b)	61,601	60,674,533
5.00%, 11/15/39 - 05/18/53(b)	44,466	44,387,876
4.00%, 03/15/41 - 05/18/53(b)	86,205	83,268,289
3.50%, 09/20/42 - 09/20/52(b)	127,322	120,495,092
3.00%, 01/20/43 - 09/20/52(b)	164,149	150,882,636
2.50%, 05/20/45 - 05/18/53(b)	220,353	194,471,547
2.00%, 07/20/50 - 05/18/53(b)	202,340	173,602,593
1.50%, 10/20/51	809	665,177
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 12/01/52(b)	135,603	133,125,596
4.00%, 10/01/25 - 10/01/52(b)	214,368	207,028,839
3.50%, 02/01/26 - 07/01/52(b)	269,396	253,493,538
3.00%, 01/01/27 - 05/01/52(b)	417,577	381,755,910
2.50%, 09/01/28 - 05/11/53(b)	768,606	674,583,866
7.00%, 02/01/32	8	7,940
6.50%, 07/01/32	35	36,608
5.00%, 11/01/33 - 05/11/53(b)	65,251	65,020,546
6.00%, 03/01/34 - 02/01/49	1,263	1,329,102
2.00%, 12/01/35 - 05/11/53(b)	1,130,637	961,785,712
1.50%, 03/01/36 - 11/01/51	133,405	110,525,122
5.50%, 04/01/36 - 05/11/53(b)	79,787	80,580,020

		3,842,001,124

Total U.S. Government Sponsored Agency Securities — 95.5% (Cost: $4,422,784,783)		4,046,688,049

Total Long-Term Investments — 99.6% (Cost: $4,609,041,073)		4,215,975,217

	Shares

Short-Term Securities

Money Market Funds — 16.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)	699,752,220	699,962,146

Total Short-Term Securities — 16.5% (Cost: $699,759,829)		699,962,146

Total Investments Before TBA Sale Commitments — 116.1% (Cost: $5,308,800,902)		4,915,937,363

	Par (000)

TBA Sale Commitments(b)

Mortgage-Backed Securities — (0.7)%
Uniform Mortgage-Backed Securities
2.50%, 05/11/53	$(3,850)	(3,333,483)
3.00%, 02/25/52	(1,500)	(1,347,305)
4.00%, 06/25/52	(7,800)	(7,455,703)

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)

Uniform Mortgage-Backed Securities (continued)
5.00%, 05/11/53	$ (10,000)	$(9,942,578)
5.50%, 05/11/53	(7,800)	(7,863,985)

Total TBA Sale Commitments — (0.7)% (Proceeds: $(29,989,156))		(29,943,054)

Total Investments, Net of TBA Sale Commitments — 115.4% (Cost: $5,278,811,746)		4,885,994,309

Liabilities in Excess of Other Assets — (15.4)%		(650,302,077)

Net Assets — 100.0%		$4,235,692,232

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$629,253,363	$70,403,286	(a)	$—	$(9,486)	$314,983	$699,962,146	699,752,220	$15,380,014	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$40,573,231	$—	$40,573,231
Non-Agency Mortgage-Backed Securities	—	128,713,937	—	128,713,937
U.S. Government Sponsored Agency Securities	—	4,046,688,049	—	4,046,688,049
Short-Term Securities
Money Market Funds	699,962,146	—	—	699,962,146
Liabilities
Investments
TBA Sale Commitments	—	(29,943,054)	—	(29,943,054)

	$699,962,146	$4,186,032,163	$—	$4,885,994,309

See notes to financial statements.

96	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

April 30, 2023

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,153,397,551	$3,810,027,959	$2,027,766,936	$2,095,195,601
Investments, at value — affiliated(c)	190,684,896	1,425,603,993	118,300,398	578,519,602
Cash	—	—	9,107	—
Cash pledged for futures contracts	—	—	—	297,000

Receivables:
Investments sold	1,410,546	54,836,281	1,351,220	8,889,436
Securities lending income — affiliated	44,420	128,673	40,644	48,340
Capital shares sold	13,414,848	13,400,000	1,042,097	4,754,390
Dividends — affiliated	138,343	96,595	88,011	64,639
Interest — unaffiliated	18,860,931	25,723,392	26,532,466	21,946,478
Variation margin on futures contracts	—	—	—	85,833
Prepaid expenses	3,491	4,024	2,901	2,784

Total assets	2,377,955,026	5,329,820,917	2,175,133,780	2,709,804,103

LIABILITIES
Collateral on securities loaned	148,099,197	1,400,067,543	100,607,624	561,528,240
Payables:
Investments purchased	18,503,922	71,542,652	3,435,710	8,393,498
Capital shares redeemed	—	1,056,952	4,291,140	—
Trustees’ and Officer’s fees	4,978	8,853	10,635	13,617
Professional fees	14,460	14,172	14,451	14,249

Total liabilities	166,622,557	1,472,690,172	108,359,560	569,949,604

NET ASSETS	$2,211,332,469	$3,857,130,745	$2,066,774,220	$2,139,854,499

NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$2,415,532,285	$4,147,905,118	$2,387,796,233	$2,475,628,657
Accumulated loss	(204,199,816)	(290,774,373)	(321,022,013)	(335,774,158)

NET ASSETS	$2,211,332,469	$3,857,130,745	$2,066,774,220	$2,139,854,499

Net asset value	$9.86	$9.83	$9.55	$9.05

(a) Investments, at cost — unaffiliated	$2,280,944,483	$4,027,940,255	$2,282,369,098	$2,407,559,237
(b) Securities loaned, at value	$144,343,455	$1,370,040,629	$98,259,031	$551,925,617
(c) Investments, at cost — affiliated	$190,638,463	$1,425,108,035	$118,262,348	$578,277,365
(d) Shares outstanding	224,243,356	392,528,771	216,423,443	236,543,285
(e) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(f) Par value	$0.001	$0.001	$0.001	$0.001
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	97

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2023

iShares U.S. Securitized Bond Index Fund

ASSETS
Investments, at value — unaffiliated(a)	$4,215,975,217
Investments, at value — affiliated(b)	699,962,146
Cash	12,184
Receivables:
Investments sold	1,170,606
TBA sale commitments	29,989,156
Dividends — unaffiliated	2,722,829
Interest — unaffiliated	9,874,543
Principal paydowns	123,749
Prepaid expenses	3,174

Total assets	4,959,833,604

LIABILITIES
Cash received as collateral for TBA commitments	10,000
TBA sale commitments, at value(c)	29,943,054
Payables:
Investments purchased	690,539,907
Capital shares redeemed	3,616,632
Trustees’ and Officer’s fees	17,531
Professional fees	14,248

Total liabilities	724,141,372

NET ASSETS	$4,235,692,232

NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$4,673,662,700
Accumulated loss	(437,970,468)

NET ASSETS	$4,235,692,232

Net asset value	$9.56

(a) Investments, at cost — unaffiliated	$4,609,041,073
(b) Investments, at cost — affiliated	$699,759,829
(c) Proceeds from TBA sale commitments	$29,989,156
(d) Shares outstanding	443,085,957
(e) Shares authorized	Unlimited
(f) Par value	$0.001

See notes to financial statements.

98	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended April 30, 2023

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund

INVESTMENT INCOME
Dividends — affiliated	$499,998	$320,266	$488,226	$363,476
Interest — unaffiliated	30,822,322	38,606,839	51,733,845	33,480,166
Securities lending income — affiliated — net	246,450	1,008,196	245,173	479,577
Foreign taxes withheld	(1,635)	—	—	—

Total investment income	31,567,135	39,935,301	52,467,244	34,323,219

EXPENSES
Administration	566,603	924,356	627,655	503,510
Investment advisory	566,603	924,356	627,655	503,510
Professional	14,354	14,416	14,354	14,416
Trustees and Officer	12,630	22,129	17,626	19,712
Miscellaneous	1,068	1,068	1,068	1,068

Total expenses	1,161,258	1,886,325	1,288,358	1,042,216
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(1,160,190)	(1,885,257)	(1,287,290)	(1,041,148)

Total expenses after fees waived and/or reimbursed	1,068	1,068	1,068	1,068

Net investment income	31,566,067	39,934,233	52,466,176	34,322,151

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,854,175)	(18,338,921)	(42,403,564)	(13,951,215)
Investments — affiliated	5,169	(168,304)	(1,191)	8,020
Futures contracts	—	—	—	(590,090)

	(7,849,006)	(18,507,225)	(42,404,755)	(14,533,285)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	91,585,363	135,966,863	271,750,529	212,453,288
Investments — affiliated	68,550	685,214	54,866	363,740
Futures contracts	—	—	—	1,093,024

	91,653,913	136,652,077	271,805,395	213,910,052

Net realized and unrealized gain	83,804,907	118,144,852	229,400,640	199,376,767

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,370,974	$158,079,085	$281,866,816	$233,698,918

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	99

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2023

iShares U.S. Securitized Bond Index Fund

INVESTMENT INCOME
Dividends — affiliated	$15,380,014
Interest — unaffiliated	50,656,880

Total investment income	66,036,894

EXPENSES
Administration	1,224,629
Investment advisory	1,224,629
Trustees and Officer	30,127
Professional	14,416
Miscellaneous	1,068

Total expenses	2,494,869
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(2,493,801)

Total expenses after fees waived and/or reimbursed	1,068

Net investment income	66,035,826

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	11,697,224
Investments — affiliated	(9,486)

11,687,738

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	177,551,705
Investments — affiliated	314,983

177,866,688

Net realized and unrealized gain	189,554,426

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$255,590,252

See notes to financial statements.

100	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares U.S. Intermediate Credit Bond Index Fund		iShares U.S. Intermediate Government Bond Index Fund
	Six Months Ended 04/30/23 (unaudited)	Period from 05/20/22(a) to 10/31/22	Six Months Ended 04/30/23 (unaudited)	Period from 05/20/22(a) to 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,566,067	$23,149,963	$39,934,233	$27,621,404
Net realized loss	(7,849,006)	(66,202,940)	(18,507,225)	(54,656,754)
Net change in unrealized appreciation (depreciation)	91,653,913	(35,394,589)	136,652,077	(126,789,563)

Net increase (decrease) in net assets resulting from operations	115,370,974	(78,447,566)	158,079,085	(153,824,913)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(31,653,222)	(23,303,934)	(39,372,924)	(27,048,669)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	357,513,100	1,871,853,117	275,460,134	3,643,838,032

NET ASSETS
Total increase in net assets	441,230,852	1,770,101,617	394,166,295	3,462,964,450
Beginning of period	1,770,101,617	—	3,462,964,450	—

End of period	$2,211,332,469	$1,770,101,617	$3,857,130,745	$3,462,964,450

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	101

Statements of Changes in Net Assets  (continued)

	iShares U.S. Long Credit Bond Index Fund		iShares U.S. Long Government Bond Index Fund
	Six Months Ended 04/30/23 (unaudited)	Period from 05/20/22(a) to 10/31/22	Six Months Ended 04/30/23 (unaudited)	Period from 05/20/22(a) to 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$52,466,176	$42,486,679	$34,322,151	$25,501,108
Net realized loss	(42,404,755)	(21,571,184)	(14,533,285)	(6,608,515)
Net change in unrealized appreciation (depreciation)	271,805,395	(315,076,386)	213,910,052	(353,582,214)

Net increase (decrease) in net assets resulting from operations	281,866,816	(294,160,891)	233,698,918	(334,689,621)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(52,371,070)	(42,348,892)	(34,060,140)	(25,264,214)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(87,088,874)	2,260,877,131	79,692,085	2,220,477,471

NET ASSETS
Total increase in net assets	142,406,872	1,924,367,348	279,330,863	1,860,523,636
Beginning of period	1,924,367,348	—	1,860,523,636	—

End of period	$2,066,774,220	$1,924,367,348	$2,139,854,499	$1,860,523,636

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

102	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Securitized Bond Index Fund
	Six Months Ended 04/30/23 (unaudited)	Period from 05/20/22(a) to 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$66,035,826	$44,751,001
Net realized gain (loss)	11,687,738	(49,850,568)
Net change in unrealized appreciation (depreciation)	177,866,688	(311,838,720)

Net increase (decrease) in net assets resulting from operations	255,590,252	(316,938,287)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(69,545,683)	(47,023,066)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	181,933,757	4,231,675,259

NET ASSETS
Total increase in net assets	367,978,326	3,867,713,906
Beginning of period	3,867,713,906	—

End of period	$4,235,692,232	$3,867,713,906

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Intermediate Credit Bond Index Fund
	Six Months Ended 04/30/23 (unaudited)		Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.43		$10.00

Net investment income(b)	0.16		0.12
Net realized and unrealized gain (loss)	0.43		(0.57)

Net increase (decrease) from investment operations	0.59		(0.45)

Distributions from net investment income(c)	(0.16)		(0.12)

Net asset value, end of period	$9.86		$9.43

Total Return(d)
Based on net asset value	6.30	%(e)	(4.49	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12	%(g)	0.12	%(g)

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	—	%(g)

Net investment income	3.34	%(g)	2.84	%(g)

Supplemental Data
Net assets, end of period (000)	$2,211,332		$1,770,102

Portfolio turnover rate	7%		19	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

104	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Intermediate Government Bond Index Fund
	Six Months Ended 04/30/23 (unaudited)		Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.51		$10.00

Net investment income(b)	0.10		0.08
Net realized and unrealized gain (loss)	0.32		(0.50)

Net increase (decrease) from investment operations	0.42		(0.42)

Distributions from net investment income(c)	(0.10)		(0.07)

Net asset value, end of period	$9.83		$9.51

Total Return(d)
Based on net asset value	4.46	%(e)	(4.18	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10	%(g)

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	—	%(g)

Net investment income	2.16	%(g)	1.73	%(g)

Supplemental Data
Net assets, end of period (000)	$3,857,131		$3,462,964

Portfolio turnover rate	13%		16	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	105

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Long Credit Bond Index Fund
	Six Months Ended 04/30/23 (unaudited)		Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$8.53		$10.00

Net investment income(b)	0.23		0.20
Net realized and unrealized gain (loss)	1.02		(1.47)

Net increase (decrease) from investment operations	1.25		(1.27)

Distributions from net investment income(c)	(0.23)		(0.20)

Net asset value, end of period	$9.55		$8.53

Total Return(d)
Based on net asset value	14.76	%(e)	(12.84	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12	%(g)	0.12	%(g)

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	—	%(g)

Net investment income	5.02	%(g)	4.79	%(g)

Supplemental Data
Net assets, end of period (000)	$2,066,774		$1,924,367

Portfolio turnover rate	7%		7	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

106	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Long Government Bond Index Fund
	Six Months Ended 04/30/23 (unaudited)		Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$8.18		$10.00

Net investment income(b)	0.15		0.13
Net realized and unrealized gain (loss)	0.87		(1.82)

Net increase (decrease) from investment operations	1.02		(1.69)

Distributions from net investment income(c)	(0.15)		(0.13)

Net asset value, end of period	$9.05		$8.18

Total Return(d)
Based on net asset value	12.50	%(e)	(17.06	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.10	%(g)

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	—	%(g)

Net investment income	3.41	%(g)	3.09	%(g)

Supplemental Data
Net assets, end of period (000)	$2,139,854		$1,860,524

Portfolio turnover rate	3%		5	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Securitized Bond Index Fund
	Six Months Ended 04/30/23 (unaudited)		Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.12		$10.00

Net investment income(b)	0.15		0.11
Net realized and unrealized gain (loss)	0.45		(0.88)

Net increase (decrease) from investment operations	0.60		(0.77)

Distributions from net investment income(c)	(0.16)		(0.11)

Net asset value, end of period	$9.56		$9.12

Total Return(d)
Based on net asset value	6.61	%(e)	(7.71	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12	%(g)	0.12	%(g)

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	—	%(g)

Net investment income	3.24	%(g)	2.53	%(g)

Supplemental Data
Net assets, end of period (000)	$4,235,692		$3,867,714

Portfolio turnover rate(i)	168%		150	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/23 (unaudited)	Period from 05/20/22(a) to 10/31/22
Portfolio turnover rate (excluding MDRs)	77%	150%

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

108	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
iShares U.S. Intermediate Credit Bond Index Fund	U.S. Intermediate Credit Bond	Diversified
iShares U.S. Intermediate Government Bond Index Fund	U.S. Intermediate Government Bond	Diversified
iShares U.S. Long Credit Bond Index Fund	U.S. Long Credit Bond	Diversified
iShares U.S. Long Government Bond Index Fund	U.S. Long Government Bond	Diversified
iShares U.S. Securitized Bond Index Fund	U.S. Securitized Bond	Diversified

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex. Shares of each Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements  (unaudited) (continued)

benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed

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to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Intermediate Credit Bond
Barclays Capital, Inc.	$13,067,380	$(13,067,380)	$—	$—
BMO Capital Markets Corp.	6,645,027	(6,645,027)	—	—
BNP Paribas SA	38,604,617	(38,604,617)	—	—
BofA Securities, Inc.	5,969,295	(5,969,295)	—	—
HSBC Securities (USA), Inc.	1,210,042	(1,210,042)	—	—
J.P. Morgan Securities LLC	43,605,770	(43,605,770)	—	—
Jefferies LLC	3,433,719	(3,433,719)	—	—

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Notes to Financial Statements  (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Intermediate Credit Bond (continued)
Nomura Securities International, Inc.	$7,922,718	$(7,922,718)	$—	$—
Scotia Capital (USA), Inc.	2,034,851	(2,034,851)	—	—
State Street Bank & Trust Co	4,421,346	(4,421,346)	—	—
Toronto-Dominion Bank	689,361	(689,361)	—	—
UBS Securities LLC	782,477	(782,477)	—	—
Wells Fargo Bank N.A	617,068	(617,068)	—	—
Wells Fargo Securities LLC	15,339,784	(15,339,784)	—	—
	$144,343,455	$(144,343,455)	$—	$—

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Intermediate Government Bond
Barclays Capital, Inc.	$3,024,844	$(3,024,844)	$—	$—
BofA Securities, Inc.	130,446,921	(130,446,921)	—	—
Citigroup Global Markets, Inc.	233,195,847	(233,195,847)	—	—
Credit Agricole Corporate & Investment Bank SA	701,275,728	(701,275,728)	—	—
HSBC Securities (USA), Inc.	132,395,505	(132,395,505)	—	—
Morgan Stanley	166,782,113	(166,782,113)	—	—
Wells Fargo Securities LLC	2,919,671	(2,919,671)	—	—
	$1,370,040,629	$(1,370,040,629)	$—	$—

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Long Credit Bond
Barclays Capital, Inc.	$19,281,190	$(19,281,190)	$—	$—
BMO Capital Markets Corp.	1,078,721	(1,078,721)	—	—
BNP Paribas SA	25,265,044	(25,265,044)	—	—
BofA Securities, Inc.	7,250,879	(7,250,879)	—	—
HSBC Securities (USA), Inc.	2,274,370	(2,274,370)	—	—
J.P. Morgan Securities LLC	30,749,055	(30,749,055)	—	—
Jefferies LLC	1,085,476	(1,085,476)	—	—
Nomura Securities International, Inc.	2,861,733	(2,861,733)	—	—
Scotia Capital (USA), Inc.	900,839	(900,839)	—	—
State Street Bank & Trust Co	1,873,090	(1,873,090)	—	—
Wells Fargo Bank N.A	1,654,584	(1,654,584)	—	—
Wells Fargo Securities LLC	3,984,050	(3,984,050)	—	—
	$98,259,031	$(98,259,031)	$—	$—

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Long Government Bond
Citigroup Global Markets, Inc.	$179,297,867	$(179,297,867)	$—	$—
Credit Agricole Corporate & Investment Bank SA	210,631,598	(210,631,598)	—	—
HSBC Securities (USA), Inc.	17,953,835	(17,953,835)	—	—
Morgan Stanley	144,042,317	(144,042,317)	—	—
	$551,925,617	$(551,925,617)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

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Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Fund Name	Investment Advisory Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06

The Manager contractually agreed to waive each Fund’s investment advisory fees through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2023, the amounts were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$566,603
U.S. Intermediate Government Bond	924,356
U.S. Long Credit Bond	627,655
U.S. Long Government Bond	503,510
U.S. Securitized Bond	1,224,629

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Administration Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06

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Notes to Financial Statements  (unaudited) (continued)

The Administrator contractually agreed to waive each Fund’s administration fees through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2023, the amounts were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$566,603
U.S. Intermediate Government Bond	924,356
U.S. Long Credit Bond	627,655
U.S. Long Government Bond	503,510
U.S. Securitized Bond	1,224,629

Expense Waivers and Reimbursements: The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by each Fund. The Administrator and the Manager have contractually agreed to reimburse each Fund or provide an offsetting credit to each Fund in an amount equal to these independent expenses as applicable, through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. The amounts waived are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2023, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$26,984
U.S. Intermediate Government Bond	36,545
U.S. Long Credit Bond	31,980
U.S. Long Government Bond	34,128
U.S. Securitized Bond	44,543

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2023, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts
U.S. Intermediate Credit Bond	$76,646
U.S. Intermediate Government Bond	422,220
U.S. Long Credit Bond	72,170
U.S. Long Government Bond	203,658
U.S. Securitized Bond	—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any

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lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended April 30, 2023, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
U.S. Intermediate Credit Bond	$—	$—	$477,857,370	$132,861,377
U.S. Intermediate Government Bond	767,022,088	495,421,426	4,414,796	—
U.S. Long Credit Bond	—	—	146,363,538	226,782,572
U.S. Long Government Bond	120,386,709	51,533,917	5,901,414	5,789,450
U.S. Securitized Bond	—	—	3,299,255,493	3,132,155,397

For the six months ended April 30, 2023, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales
U.S. Securitized Bond	$3,693,647,533	$3,692,713,836

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring
U.S. Intermediate Credit Bond	$67,255,386
U.S. Intermediate Government Bond	54,838,816
U.S. Long Credit Bond	17,156,831
U.S. Long Government Bond	7,671,716
U.S. Securitized Bond	52,197,371

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Intermediate Credit Bond	$2,473,831,047	$6,559,591	$(136,308,191)	$(129,748,600)
U.S. Intermediate Government Bond	5,456,315,522	8,500,269	(229,183,838)	(220,683,569)
U.S. Long Credit Bond	2,408,027,169	9,524,360	(271,484,196)	(261,959,836)
U.S. Long Government Bond	2,989,177,880	6,634,028	(321,835,252)	(315,201,224)
U.S. Securitized Bond	5,313,803,259	7,454,049	(405,273,843)	(397,819,794)

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements  (unaudited) (continued)

9.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2023, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Manager uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

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Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Period from 05/20/22(a) to 10/31/22
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Credit Bond
Shares sold	37,710,374	$369,556,666	271,911,778	$2,718,174,088
Shares issued in reinvestment of distributions	3,244,594	31,653,222	2,392,662	23,304,023
Shares redeemed	(4,499,365)	(43,696,788)	(86,516,687)	(869,624,994)

	36,455,603	$357,513,100	187,787,753	$1,871,853,117

	Six Months Ended 04/30/23		Period from 05/20/22(a) to 10/31/22
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Government Bond
Shares sold	49,235,185	$477,975,789	474,514,308	$4,743,912,073
Shares issued in reinvestment of distributions	4,054,976	39,372,925	2,769,160	27,048,669
Shares redeemed	(24,816,815)	(241,888,580)	(113,228,043)	(1,127,122,710)

	28,473,346	$275,460,134	364,055,425	$3,643,838,032

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/23		Period from 05/20/22(a) to 10/31/22
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Credit Bond
Shares sold	12,475,424	$116,858,698	237,144,897	$2,377,357,132
Shares issued in reinvestment of distributions	5,592,973	52,371,069	4,539,345	42,348,843
Shares redeemed	(27,239,822)	(256,318,641)	(16,089,374)	(158,828,844)

	(9,171,425)	$(87,088,874)	225,594,868	$2,260,877,131

	Six Months Ended 04/30/23		Period from 05/20/22(a) to 10/31/22
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Government Bond
Shares sold	10,960,445	$97,152,933	234,116,473	$2,285,383,527
Shares issued in reinvestment of distributions	3,854,066	34,060,140	2,761,471	25,264,214
Shares redeemed	(5,830,345)	(51,520,988)	(9,318,825)	(90,170,270)

	8,984,166	$79,692,085	227,559,119	$2,220,477,471

	Six Months Ended 04/30/23		Period from 05/20/22(a) to 10/31/22
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Securitized Bond
Shares sold	24,248,874	$229,972,960	437,111,769	$4,362,411,151
Shares issued in reinvestment of distributions	7,325,157	69,545,681	4,888,972	47,023,064
Shares redeemed	(12,432,176)	(117,584,884)	(18,056,639)	(177,758,956)

	19,141,855	$181,933,757	423,944,102	$4,231,675,259

(a)	Commencement of operations.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares U.S. Intermediate Credit Bond Index Fund, iShares U.S. Intermediate Government Bond Index Fund, iShares, U.S. Long Credit Bond Index Fund, iShares U.S. Long Government Bond Index Fund and iShares U.S. Securitized Bond Index Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	119

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

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Additional Information  (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10001

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02114	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	121

Glossary of Terms Used in this Report

Currency Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

IO	Interest Only

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

ISUSCGSB-04/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

2

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 21, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: June 21, 2023